UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Report to Shareholders.

(a)	The Report to Shareholders is attached herewith.

State Street Income V.I.S. Fund

Class 1: SSIMX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Income V.I.S. Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.

What were the Fund costs for the past six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$71	1.44%

Key Fund Statistics

Statistic	Value
Total Net Assets	$9,614,428
# of Portfolio Holdings	1,009
Portfolio Turnover Rate	26%

What did the Fund invest in?

Security Type (%)

Asset	% Value of Total Net Assets
Bonds and Notes	95.8%
Short-Term Investments	19.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
U.S. Treasury Notes	26.4%
Uniform Mortgage-Backed Security, TBA	14.0%
Federal National Mortgage Association	6.7%
U.S. Treasury Bonds	5.3%
Federal Home Loan Mortgage Corp.	4.0%
Government National Mortgage Association	3.8%
Bank	2.2%
GS Mortgage Securities Trust	1.9%
Government National Mortgage Association, TBA	1.4%
BPR Trust	0.8%

State Street Premier Growth Equity V.I.S. Fund

Class 1: SPGSX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Premier Growth Equity V.I.S. Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.88%

Key Fund Statistics

Statistic	Value
Total Net Assets	$35,675,177
# of Portfolio Holdings	37
Portfolio Turnover Rate	18%

What did the Fund invest in?

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	91.6%
Exchange Traded & Mutual Funds	4.1%
Short-Term Investments	4.3%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	12.2%
NVIDIA Corp.	11.9%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc.	5.4%
Alphabet, Inc.	4.6%
Apple, Inc.	4.5%
Technology Select Sector SPDR Fund	4.2%
Alphabet, Inc.	4.1%
Broadcom, Inc.	3.3%
UnitedHealth Group, Inc.	2.6%

State Street Real Estate Securities V.I.S. Fund

Class 1: SSRSX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Real Estate Securities V.I.S. Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.

What were the Fund costs for the past six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$49	0.98%

Key Fund Statistics

Statistic	Value
Total Net Assets	$63,494,989
# of Portfolio Holdings	47
Portfolio Turnover Rate	17%

What did the Fund invest in?

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	99.4%
Short-Term Investments	0.5%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Prologis, Inc.	8.4%
Equinix, Inc.	8.0%
Welltower, Inc.	5.8%
UDR, Inc.	4.8%
Digital Realty Trust, Inc.	4.3%
Extra Space Storage, Inc.	4.1%
Ventas, Inc.	3.9%
Realty Income Corp.	3.7%
Equity Residential	3.5%
Simon Property Group, Inc.	3.4%

State Street S&P 500 Index V.I.S. Fund

Class 1: SSSPX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street S&P 500 Index V.I.S. Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.

What were the Fund costs for the past six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$17	0.31%

Key Fund Statistics

Statistic	Value
Total Net Assets	$195,096,059
# of Portfolio Holdings	506
Portfolio Turnover Rate	1%

What did the Fund invest in?

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	98.1%
Short-Term Investments	1.8%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Alphabet, Inc.	4.2%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Berkshire Hathaway, Inc.	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%
JPMorgan Chase & Co.	1.2%

State Street Small-Cap Equity V.I.S. Fund

Class 1: SSSEX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Small-Cap Equity V.I.S. Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$65	1.30%

Key Fund Statistics

Statistic	Value
Total Net Assets	$24,905,827
# of Portfolio Holdings	320
Portfolio Turnover Rate	22%

What did the Fund invest in?

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	94.6%
Short-Term Investments	5.1%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Enerpac Tool Group Corp.	1.8%
MGP Ingredients, Inc.	1.7%
Dycom Industries, Inc.	1.1%
Belden, Inc.	1.1%
Boot Barn Holdings, Inc.	1.0%
Darling Ingredients, Inc.	1.0%
Brink's Co.	1.0%
SM Energy Co.	1.0%
RB Global, Inc.	1.0%
Ingevity Corp.	0.9%

State Street Total Return V.I.S. Fund

Class 1: SSTIX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$30	0.59%

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,082,586,200
# of Portfolio Holdings	6,169
Portfolio Turnover Rate	35%

What did the Fund invest in?

Security Type (%)

Asset	% Value of Total Net Assets
Domestic Equity	40.7%
Foreign Equity	26.9%
Bonds and Notes	14.9%
Exchange Traded & Mutual Funds	13.9%
Short-Term Investments	-%

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Bloomberg High Yield Bond ETF	8.5%
SPDR Portfolio Long Term Treasury ETF	3.0%
SPDR Portfolio Aggregate Bond ETF	2.5%
Microsoft Corp.	2.1%
Apple, Inc.	2.0%
NVIDIA Corp.	1.9%
Amazon.com, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0%
Meta Platforms, Inc.	0.7%
Alphabet, Inc.	0.7%

State Street Total Return V.I.S. Fund

Class 3: SSTTX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street Total Return V.I.S. Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$43	0.84%

Key Fund Statistics

Statistic	Value
Total Net Assets	$1,082,586,200
# of Portfolio Holdings	6,169
Portfolio Turnover Rate	35%

What did the Fund invest in?

Security Type (%)

Asset	% Value of Total Net Assets
Domestic Equity	40.7%
Foreign Equity	26.9%
Bonds and Notes	14.9%
Exchange Traded & Mutual Funds	13.9%
Short-Term Investments	-%

Top Ten Holdings

Holdings	% Value of Total Net Assets
SPDR Bloomberg High Yield Bond ETF	8.5%
SPDR Portfolio Long Term Treasury ETF	3.0%
SPDR Portfolio Aggregate Bond ETF	2.5%
Microsoft Corp.	2.1%
Apple, Inc.	2.0%
NVIDIA Corp.	1.9%
Amazon.com, Inc.	1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0%
Meta Platforms, Inc.	0.7%
Alphabet, Inc.	0.7%

State Street U.S. Equity V.I.S. Fund

Class 1: SSUSX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the State Street U.S. Equity V.I.S. Fund (the "Fund") for the period ended June 30, 2024. You can find additional information about the Fund at www.ssga.com. You can also request this information by contacting us at 1-800-242-0134.

What were the Fund costs for the last six-months?

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$48	0.88%

Key Fund Statistics

Statistic	Value
Total Net Assets	$23,351,709
# of Portfolio Holdings	98
Portfolio Turnover Rate	26%

What did the Fund invest in?

Security Type (%)

Asset	% Value of Total Net Assets
Common Stock	97.0%
Short-Term Investments	3.0%

Top Ten Holdings

Holdings	% Value of Total Net Assets
Microsoft Corp.	7.5%
NVIDIA Corp.	7.5%
Apple, Inc.	6.0%
Amazon.com, Inc.	4.7%
Alphabet, Inc.	4.7%
Meta Platforms, Inc.	3.1%
JPMorgan Chase & Co.	2.3%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	1.8%
Merck & Co., Inc.	1.7%

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.1% †
Advertising - 0.1%
Interpublic Group of Cos., Inc.	1,662	$48,347
Omnicom Group, Inc.	814	73,016
		121,363
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (a)	300	88,272
Boeing Co. (a)	2,431	442,466
General Dynamics Corp.	965	279,985
General Electric Co.	4,512	717,273
Howmet Aerospace, Inc.	1,636	127,003
Huntington Ingalls Industries, Inc.	171	42,122
L3Harris Technologies, Inc.	765	171,804
Lockheed Martin Corp.	912	425,995
Northrop Grumman Corp.	596	259,826
RTX Corp.	5,562	558,369
Textron, Inc.	846	72,638
TransDigm Group, Inc.	240	306,626
		3,492,379
Agricultural & Farm Machinery - 0.2%
Deere & Co.	1,115	416,597
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	2,061	124,587
Bunge Global SA	627	66,945
		191,532
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	452	39,830
Expeditors International of Washington, Inc.	528	65,889
FedEx Corp.	974	292,044
United Parcel Service, Inc., Class B	3,083	421,909
		819,672
Apparel Retail - 0.4%
Ross Stores, Inc.	1,427	207,372
TJX Cos., Inc.	4,679	515,158
		722,530
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	500	149,350
Ralph Lauren Corp.	170	29,760
Tapestry, Inc.	990	42,362
		221,472
	Number of Shares	Fair Value
Application Software - 2.3%
Adobe, Inc. (a)	1,870	$1,038,860
ANSYS, Inc. (a)	358	115,097
Autodesk, Inc. (a)	924	228,644
Cadence Design Systems, Inc. (a)	1,156	355,759
Fair Isaac Corp. (a)	100	148,866
Intuit, Inc.	1,175	772,222
PTC, Inc. (a)	500	90,835
Roper Technologies, Inc.	453	255,338
Salesforce, Inc.	4,003	1,029,171
Synopsys, Inc. (a)	650	386,789
Tyler Technologies, Inc. (a)	182	91,506
		4,513,087
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	439	187,536
Bank of New York Mellon Corp.	3,017	180,688
BlackRock, Inc.	598	470,817
Blackstone, Inc. (b)	3,000	371,400
Franklin Resources, Inc.	991	22,149
Invesco Ltd.	1,674	25,043
KKR & Co., Inc.	2,800	294,672
Northern Trust Corp.	820	68,864
State Street Corp. (c)	1,322	97,828
T Rowe Price Group, Inc.	928	107,008
		1,826,005
Automobile Manufacturers - 1.4%
Ford Motor Co.	15,953	200,050
General Motors Co.	4,722	219,384
Tesla, Inc. (a)	11,544	2,284,327
		2,703,761
Automotive Parts & Equipment - 0.1%
Aptiv PLC (a)	1,165	82,039
BorgWarner, Inc.	863	27,823
		109,862
Automotive Retail - 0.3%
AutoZone, Inc. (a)	73	216,379
CarMax, Inc. (a)	678	49,725
O'Reilly Automotive, Inc. (a)	250	264,015
		530,119
Biotechnology - 1.9%
AbbVie, Inc.	7,355	1,261,530

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Amgen, Inc.	2,246	$701,763
Biogen, Inc. (a)	625	144,888
Gilead Sciences, Inc.	5,194	356,360
Incyte Corp. (a)	768	46,556
Moderna, Inc. (a)	1,415	168,031
Regeneron Pharmaceuticals, Inc. (a)	448	470,861
Vertex Pharmaceuticals, Inc. (a)	1,077	504,811
		3,654,800
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	810	41,172
Broadcasting - 0.0%*
Fox Corp., Class A	867	29,799
Fox Corp., Class B	740	23,695
Paramount Global, Class B	2,036	21,154
		74,648
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	38,244	7,390,653
eBay, Inc.	2,072	111,308
Etsy, Inc. (a)	400	23,592
		7,525,553
Building Products - 0.5%
A O Smith Corp.	491	40,154
Allegion PLC	398	47,024
Builders FirstSource, Inc. (a)	500	69,205
Carrier Global Corp.	3,408	214,977
Johnson Controls International PLC	2,854	189,705
Masco Corp.	906	60,403
Trane Technologies PLC	977	321,364
		942,832
Cable & Satellite - 0.4%
Charter Communications, Inc., Class A (a)	426	127,357
Comcast Corp., Class A	16,295	638,112
		765,469
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	354	56,640
	Number of Shares	Fair Value
Old Dominion Freight Line, Inc.	756	$133,510
		190,150
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	771	30,640
Las Vegas Sands Corp.	1,425	63,056
MGM Resorts International (a)	917	40,751
Wynn Resorts Ltd.	411	36,785
		171,232
Commodity Chemicals - 0.1%
Dow, Inc.	3,017	160,052
LyondellBasell Industries NV, Class A	1,039	99,391
		259,443
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	1,067	373,962
Cisco Systems, Inc.	16,892	802,539
F5, Inc. (a)	257	44,263
Juniper Networks, Inc.	1,208	44,044
Motorola Solutions, Inc.	715	276,026
		1,540,834
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	760	64,060
Construction & Engineering - 0.1%
Quanta Services, Inc.	633	160,839
Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	2,058	685,520
Cummins, Inc.	598	165,604
PACCAR, Inc.	2,225	229,041
Westinghouse Air Brake Technologies Corp.	736	116,325
		1,196,490
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	271	146,828
Vulcan Materials Co.	574	142,742
		289,570
Consumer Electronics - 0.1%
Garmin Ltd.	641	104,432

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Consumer Finance - 0.5%
American Express Co.	2,333	$540,206
Capital One Financial Corp.	1,612	223,182
Discover Financial Services	1,080	141,275
Synchrony Financial	1,581	74,607
		979,270
Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	1,851	1,573,332
Dollar General Corp.	888	117,420
Dollar Tree, Inc. (a)	861	91,929
Target Corp.	1,893	280,240
Walmart, Inc.	17,844	1,208,217
		3,271,138
Copper - 0.1%
Freeport-McMoRan, Inc.	5,992	291,211
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	1,326	201,618
Equinix, Inc.	387	292,804
		494,422
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	475	93,575
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	755	32,609
Constellation Brands, Inc., Class A	704	181,125
		213,734
Distributors - 0.1%
Genuine Parts Co.	586	81,056
LKQ Corp.	1,038	43,170
Pool Corp.	151	46,407
		170,633
Diversified Banks - 2.9%
Bank of America Corp.	28,382	1,128,752
Citigroup, Inc.	7,943	504,063
Fifth Third Bancorp	2,941	107,317
JPMorgan Chase & Co.	11,954	2,417,816
KeyCorp	3,987	56,655
PNC Financial Services Group, Inc.	1,686	262,139
U.S. Bancorp	6,614	262,576
	Number of Shares	Fair Value
Wells Fargo & Co.	14,577	$865,728
		5,605,046
Diversified Support Services - 0.2%
Cintas Corp.	365	255,595
Copart, Inc. (a)	3,576	193,676
		449,271
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	3,007	36,370
Electric Utilities - 1.4%
Alliant Energy Corp.	1,156	58,840
American Electric Power Co., Inc.	2,171	190,484
Constellation Energy Corp.	1,265	253,342
Duke Energy Corp.	3,182	318,932
Edison International	1,623	116,548
Entergy Corp.	900	96,300
Evergy, Inc.	888	47,037
Eversource Energy	1,362	77,239
Exelon Corp.	4,140	143,285
FirstEnergy Corp.	2,261	86,528
NextEra Energy, Inc.	8,608	609,533
NRG Energy, Inc.	891	69,373
PG&E Corp.	8,613	150,383
Pinnacle West Capital Corp.	489	37,350
PPL Corp.	3,183	88,010
Southern Co.	4,581	355,348
Xcel Energy, Inc.	2,320	123,911
		2,822,443
Electrical Components & Equipment - 0.6%
AMETEK, Inc.	968	161,375
Eaton Corp. PLC	1,692	530,527
Emerson Electric Co.	2,444	269,231
Generac Holdings, Inc. (a)	265	35,038
Hubbell, Inc.	200	73,096
Rockwell Automation, Inc.	514	141,494
		1,210,761
Electronic Components - 0.2%
Amphenol Corp., Class A	5,080	342,239
Corning, Inc.	3,162	122,844
		465,083

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	774	$105,845
Teledyne Technologies, Inc. (a)	194	75,268
Trimble, Inc. (a)	941	52,621
Zebra Technologies Corp., Class A (a)	222	68,582
		302,316
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	500	54,395
TE Connectivity Ltd.	1,236	185,931
		240,326
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	792	153,917
Rollins, Inc.	1,200	58,548
Veralto Corp.	947	90,410
Waste Management, Inc.	1,457	310,837
		613,712
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	739	54,775
Corteva, Inc.	2,836	152,974
FMC Corp.	553	31,825
Mosaic Co.	1,427	41,240
		280,814
Financial Exchanges & Data - 1.0%
Cboe Global Markets, Inc.	438	74,486
CME Group, Inc.	1,454	285,857
FactSet Research Systems, Inc.	157	64,098
Intercontinental Exchange, Inc.	2,433	333,053
MarketAxess Holdings, Inc.	180	36,096
Moody's Corp.	674	283,707
MSCI, Inc.	317	152,715
Nasdaq, Inc.	1,512	91,113
S&P Global, Inc.	1,364	608,344
		1,929,469
Food Distributors - 0.1%
Sysco Corp.	2,060	147,063
Food Retail - 0.1%
Kroger Co.	2,748	137,208
	Number of Shares	Fair Value
Footwear - 0.2%
Deckers Outdoor Corp. (a)	100	$96,795
NIKE, Inc., Class B	5,090	383,633
		480,428
Gas Utilities - 0.0%*
Atmos Energy Corp.	660	76,989
Gold - 0.1%
Newmont Corp.	4,777	200,013
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	700	81,879
Healthpeak Properties, Inc.	3,169	62,113
Ventas, Inc.	1,762	90,320
Welltower, Inc.	2,444	254,787
		489,099
Healthcare Distributors - 0.3%
Cardinal Health, Inc.	1,065	104,711
Cencora, Inc.	715	161,089
Henry Schein, Inc. (a)	561	35,960
McKesson Corp.	567	331,151
		632,911
Healthcare Equipment - 2.3%
Abbott Laboratories	7,296	758,127
Baxter International, Inc.	2,181	72,954
Becton Dickinson & Co.	1,252	292,605
Boston Scientific Corp. (a)	6,109	470,454
Dexcom, Inc. (a)	1,654	187,531
Edwards Lifesciences Corp. (a)	2,519	232,680
GE HealthCare Technologies, Inc.	1,721	134,100
Hologic, Inc. (a)	962	71,429
IDEXX Laboratories, Inc. (a)	363	176,854
Insulet Corp. (a)	300	60,540
Intuitive Surgical, Inc. (a)	1,493	664,161
Medtronic PLC	5,498	432,748
ResMed, Inc.	617	118,106
STERIS PLC	400	87,816
Stryker Corp.	1,448	492,682
Teleflex, Inc.	222	46,693
Zimmer Biomet Holdings, Inc.	862	93,553
		4,393,033

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Healthcare Facilities - 0.2%
HCA Healthcare, Inc.	845	$271,482
Universal Health Services, Inc., Class B	241	44,568
		316,050
Healthcare Services - 0.4%
Cigna Group	1,140	376,850
CVS Health Corp.	5,253	310,242
DaVita, Inc. (a)	258	35,751
Labcorp Holdings, Inc.	293	59,629
Quest Diagnostics, Inc.	458	62,691
		845,163
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	287	69,291
Cooper Cos., Inc.	858	74,903
Solventum Corp. (a)	616	32,574
		176,768
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc. (a)	1,078	184,888
Home Building - 0.3%
DR Horton, Inc.	1,211	170,666
Lennar Corp., Class A	967	144,924
NVR, Inc. (a)	12	91,063
PulteGroup, Inc.	907	99,861
		506,514
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	175	19,878
Home Improvement Retail - 1.0%
Home Depot, Inc.	4,106	1,413,449
Lowe's Cos., Inc.	2,438	537,482
		1,950,931
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	2,755	49,535
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc., Class A (a)	1,846	279,909
Booking Holdings, Inc. (b)	146	578,379
Carnival Corp. (a)	4,167	78,006
Expedia Group, Inc. (a)	489	61,609
Hilton Worldwide Holdings, Inc.	1,000	218,200
	Number of Shares	Fair Value
Marriott International, Inc., Class A	965	$233,308
Norwegian Cruise Line Holdings Ltd. (a)	1,496	28,110
Royal Caribbean Cruises Ltd. (a)	1,036	165,170
		1,642,691
Household Products - 1.2%
Church & Dwight Co., Inc.	1,069	110,834
Clorox Co.	513	70,009
Colgate-Palmolive Co.	3,405	330,421
Kimberly-Clark Corp.	1,355	187,261
Procter & Gamble Co.	9,856	1,625,452
		2,323,977
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	1,656	395,271
Dayforce, Inc. (a)	666	33,034
Paychex, Inc.	1,283	152,112
Paycom Software, Inc.	203	29,037
		609,454
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,716	47,720
Vistra Corp.	1,400	120,372
		168,092
Industrial Conglomerates - 0.4%
3M Co.	2,287	233,708
Honeywell International, Inc.	2,694	575,277
		808,985
Industrial Gases - 0.6%
Air Products & Chemicals, Inc.	963	248,502
Linde PLC	1,972	865,333
		1,113,835
Industrial Machinery & Supplies & Components - 0.7%
Dover Corp.	526	94,917
Fortive Corp.	1,455	107,815
IDEX Corp.	340	68,408
Illinois Tool Works, Inc.	1,154	273,452
Ingersoll Rand, Inc.	1,662	150,976
Nordson Corp.	237	54,970
Otis Worldwide Corp.	1,651	158,925
Parker-Hannifin Corp.	528	267,068

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Pentair PLC	696	$53,362
Snap-on, Inc.	182	47,573
Stanley Black & Decker, Inc.	649	51,849
Xylem, Inc.	957	129,798
		1,459,113
Industrial REITs - 0.2%
Prologis, Inc.	3,849	432,281
Insurance Brokers - 0.6%
Aon PLC, Class A	948	278,314
Arthur J Gallagher & Co.	927	240,380
Brown & Brown, Inc.	940	84,046
Marsh & McLennan Cos., Inc.	2,003	422,072
Willis Towers Watson PLC	449	117,701
		1,142,513
Integrated Oil & Gas - 1.8%
Chevron Corp.	7,120	1,113,711
Exxon Mobil Corp.	18,691	2,151,708
Occidental Petroleum Corp.	2,842	179,131
		3,444,550
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	29,910	571,580
Verizon Communications, Inc.	17,520	722,525
		1,294,105
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	965	134,453
Take-Two Interactive Software, Inc. (a)	685	106,511
		240,964
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A	24,577	4,476,701
Alphabet, Inc., Class C	20,312	3,725,627
Match Group, Inc. (a)	1,240	37,671
Meta Platforms, Inc., Class A	9,125	4,601,007
		12,841,006
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	614	55,309
GoDaddy, Inc., Class A (a)	600	83,826
VeriSign, Inc. (a)	374	66,497
		205,632
	Number of Shares	Fair Value
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	6,208	$457,468
Goldman Sachs Group, Inc.	1,367	618,321
Morgan Stanley	5,275	512,677
Raymond James Financial, Inc.	793	98,023
		1,686,489
IT Consulting & Other Services - 0.9%
Accenture PLC, Class A	2,574	780,977
Cognizant Technology Solutions Corp., Class A	1,980	134,640
EPAM Systems, Inc. (a)	173	32,543
Gartner, Inc. (a)	328	147,292
International Business Machines Corp.	3,851	666,030
		1,761,482
Leisure Products - 0.0%*
Hasbro, Inc.	563	32,935
Life & Health Insurance - 0.3%
Aflac, Inc.	2,173	194,071
Globe Life, Inc.	370	30,444
MetLife, Inc.	2,551	179,055
Principal Financial Group, Inc.	911	71,468
Prudential Financial, Inc.	1,480	173,441
		648,479
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	1,165	151,019
Bio-Rad Laboratories, Inc., Class A (a)	100	27,311
Bio-Techne Corp.	612	43,850
Charles River Laboratories International, Inc. (a)	226	46,687
Danaher Corp.	2,787	696,332
IQVIA Holdings, Inc. (a)	699	147,797
Mettler-Toledo International, Inc. (a)	95	132,771
Revvity, Inc.	533	55,890
Thermo Fisher Scientific, Inc.	1,593	880,929
Waters Corp. (a)	268	77,752
West Pharmaceutical Services, Inc.	310	102,111
		2,362,449
Managed Healthcare - 1.5%
Centene Corp. (a)	2,124	140,821

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Elevance Health, Inc.	982	$532,106
Humana, Inc.	518	193,551
Molina Healthcare, Inc. (a)	252	74,920
UnitedHealth Group, Inc.	3,817	1,943,845
		2,885,243
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	1,361	81,687
Movies & Entertainment - 1.1%
Live Nation Entertainment, Inc. (a)	639	59,900
Netflix, Inc. (a)	1,798	1,213,434
Walt Disney Co.	7,626	757,186
Warner Bros Discovery, Inc. (a)	9,394	69,891
		2,100,411
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	520	107,583
Camden Property Trust	400	43,644
Equity Residential	1,384	95,966
Essex Property Trust, Inc.	286	77,849
Mid-America Apartment Communities, Inc.	434	61,893
UDR, Inc.	1,307	53,783
		440,718
Multi-Line Insurance - 0.1%
American International Group, Inc.	2,759	204,828
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc., Class B (a)(b)	7,519	3,058,729
Multi-Utilities - 0.6%
Ameren Corp.	1,067	75,874
CenterPoint Energy, Inc.	2,726	84,451
CMS Energy Corp.	1,349	80,306
Consolidated Edison, Inc.	1,442	128,944
Dominion Energy, Inc.	3,580	175,420
DTE Energy Co.	902	100,131
NiSource, Inc.	1,785	51,426
Public Service Enterprise Group, Inc.	2,060	151,822
Sempra	2,642	200,951
WEC Energy Group, Inc.	1,327	104,116
		1,153,441
	Number of Shares	Fair Value
Office REITs - 0.0%*
Boston Properties, Inc.	678	$41,738
Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	4,201	147,749
Halliburton Co.	3,544	119,716
Schlumberger NV	6,043	285,109
		552,574
Oil & Gas Exploration & Production - 0.8%
APA Corp.	1,668	49,106
ConocoPhillips	4,829	552,341
Coterra Energy, Inc.	3,158	84,224
Devon Energy Corp.	2,567	121,676
Diamondback Energy, Inc.	694	138,932
EOG Resources, Inc.	2,353	296,172
EQT Corp.	2,000	73,960
Hess Corp.	1,179	173,926
Marathon Oil Corp.	2,562	73,452
		1,563,789
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	1,465	254,148
Phillips 66 Co.	1,723	243,236
Valero Energy Corp.	1,390	217,897
		715,281
Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan, Inc.	8,134	161,623
ONEOK, Inc.	2,445	199,390
Targa Resources Corp.	893	115,000
Williams Cos., Inc.	5,126	217,855
		693,868
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	1,186	106,289
VICI Properties, Inc.	4,529	129,711
		236,000
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	892	34,833
Tractor Supply Co.	457	123,390
Ulta Beauty, Inc. (a)	212	81,804
		240,027
Packaged Foods & Meats - 0.6%
Campbell Soup Co.	776	35,067
Conagra Brands, Inc.	1,941	55,163

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
General Mills, Inc.	2,252	$142,462
Hershey Co.	563	103,496
Hormel Foods Corp.	1,297	39,546
J M Smucker Co.	459	50,049
Kellanova	1,186	68,409
Kraft Heinz Co.	3,317	106,874
Lamb Weston Holdings, Inc.	568	47,758
McCormick & Co., Inc.	1,028	72,926
Mondelez International, Inc., Class A	5,557	363,650
Tyson Foods, Inc., Class A	1,173	67,025
		1,152,425
Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	5,636	55,120
Avery Dennison Corp.	351	76,746
International Paper Co.	1,399	60,367
Packaging Corp. of America	389	71,016
Westrock Co.	1,128	56,693
		319,942
Passenger Airlines - 0.2%
American Airlines Group, Inc. (a)	2,697	30,557
Delta Air Lines, Inc.	2,886	136,912
Southwest Airlines Co.	2,270	64,945
United Airlines Holdings, Inc. (a)	1,288	62,674
		295,088
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	8,710	633,043
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	1,010	107,464
Kenvue, Inc.	8,008	145,585
		253,049
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	8,510	353,420
Catalent, Inc. (a)	721	40,542
Eli Lilly & Co.	3,332	3,016,726
Johnson & Johnson	10,080	1,473,293
Merck & Co., Inc.	10,610	1,313,518
Pfizer, Inc.	23,682	662,622
Viatris, Inc.	4,835	51,396
Zoetis, Inc.	1,882	326,264
		7,237,781
	Number of Shares	Fair Value
Property & Casualty Insurance - 0.9%
Allstate Corp.	1,133	$180,895
Arch Capital Group Ltd. (a)	1,602	161,626
Assurant, Inc.	152	25,270
Chubb Ltd.	1,718	438,227
Cincinnati Financial Corp.	623	73,576
Hartford Financial Services Group, Inc.	1,207	121,352
Loews Corp.	746	55,756
Progressive Corp.	2,446	508,059
Travelers Cos., Inc.	899	182,803
W R Berkley Corp.	808	63,492
		1,811,056
Publishing - 0.0%*
News Corp., Class A	1,664	45,876
News Corp., Class B	348	9,880
		55,756
Rail Transportation - 0.5%
CSX Corp.	8,233	275,394
Norfolk Southern Corp.	974	209,108
Union Pacific Corp.	2,585	584,882
		1,069,384
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	1,220	108,714
CoStar Group, Inc. (a)	1,700	126,038
		234,752
Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,800	64,854
Huntington Bancshares, Inc.	6,287	82,862
M&T Bank Corp.	705	106,709
Regions Financial Corp.	3,805	76,252
Truist Financial Corp.	5,422	210,645
		541,322
Reinsurance - 0.0%*
Everest Group Ltd.	152	57,915
Research & Consulting Services - 0.2%
Equifax, Inc.	508	123,170
Jacobs Solutions, Inc.	548	76,561
Leidos Holdings, Inc.	594	86,653
Verisk Analytics, Inc.	613	165,234
		451,618

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Restaurants - 0.9%
Chipotle Mexican Grill, Inc. (a)	5,900	$369,635
Darden Restaurants, Inc.	493	74,601
Domino's Pizza, Inc.	137	70,737
McDonald's Corp.	2,995	763,246
Starbucks Corp.	4,746	369,476
Yum! Brands, Inc.	1,210	160,276
		1,807,971
Retail REITs - 0.3%
Federal Realty Investment Trust	317	32,008
Kimco Realty Corp.	2,766	53,826
Realty Income Corp.	3,665	193,585
Regency Centers Corp.	620	38,564
Simon Property Group, Inc.	1,397	212,065
		530,048
Self Storage REITs - 0.2%
Extra Space Storage, Inc.	912	141,734
Public Storage	672	193,301
		335,035
Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	3,493	824,313
Enphase Energy, Inc. (a)	600	59,826
KLA Corp.	578	476,567
Lam Research Corp.	548	583,538
Teradyne, Inc.	677	100,392
		2,044,636
Semiconductors - 10.8%
Advanced Micro Devices, Inc. (a)	6,749	1,094,755
Analog Devices, Inc.	2,122	484,368
Broadcom, Inc.	1,818	2,918,854
First Solar, Inc. (a)	400	90,184
Intel Corp.	17,776	550,523
Microchip Technology, Inc.	2,233	204,320
Micron Technology, Inc.	4,623	608,063
Monolithic Power Systems, Inc.	206	169,266
NVIDIA Corp.	102,691	12,686,446
NXP Semiconductors NV	1,113	299,497
ON Semiconductor Corp. (a)	1,799	123,321
Qorvo, Inc. (a)	376	43,631
QUALCOMM, Inc.	4,619	920,012
Skyworks Solutions, Inc.	636	67,785
	Number of Shares	Fair Value
Texas Instruments, Inc.	3,726	$724,819
		20,985,844
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	2,500	89,725
Soft Drinks & Non-alcoholic Beverages - 1.2%
Coca-Cola Co.	16,188	1,030,366
Keurig Dr Pepper, Inc.	4,313	144,054
Monster Beverage Corp. (a)	3,006	150,150
PepsiCo, Inc.	5,726	944,389
		2,268,959
Specialty Chemicals - 0.6%
Albemarle Corp.	441	42,124
Celanese Corp.	473	63,803
DuPont de Nemours, Inc.	1,783	143,514
Eastman Chemical Co.	441	43,205
Ecolab, Inc.	1,071	254,898
International Flavors & Fragrances, Inc.	1,082	103,017
PPG Industries, Inc.	988	124,380
Sherwin-Williams Co.	1,010	301,414
		1,076,355
Steel - 0.1%
Nucor Corp.	976	154,286
Steel Dynamics, Inc.	626	81,067
		235,353
Systems Software - 8.5%
Crowdstrike Holdings, Inc., Class A (a)	1,000	383,190
Fortinet, Inc. (a)	2,701	162,789
Gen Digital, Inc.	2,420	60,452
Microsoft Corp.	30,994	13,852,768
Oracle Corp.	6,699	945,899
Palo Alto Networks, Inc. (a)	1,336	452,917
ServiceNow, Inc. (a)	858	674,963
		16,532,978
Technology Distributors - 0.1%
CDW Corp.	600	134,304
Technology Hardware, Storage & Peripherals - 6.9%
ABIOMED, Inc. (a)	199	203
Apple, Inc.	60,223	12,684,168
Hewlett Packard Enterprise Co.	5,333	112,900

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
HP, Inc.	3,529	$123,586
NetApp, Inc.	873	112,442
Seagate Technology Holdings PLC	815	84,165
Super Micro Computer, Inc. (a)	200	163,870
Western Digital Corp. (a)	1,358	102,896
		13,384,230
Telecom Tower REITs - 0.3%
American Tower Corp.	1,941	377,292
Crown Castle, Inc.	1,873	182,992
SBA Communications Corp.	455	89,316
		649,600
Timber REITs - 0.0%*
Weyerhaeuser Co.	3,043	86,391
Tobacco - 0.5%
Altria Group, Inc.	7,206	328,233
Philip Morris International, Inc.	6,504	659,051
		987,284
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,305	144,846
United Rentals, Inc.	294	190,139
WW Grainger, Inc.	193	174,132
		509,117
Transaction & Payment Processing Services - 2.2%
Corpay, Inc. (a)	323	86,050
	Number of Shares	Fair Value
Fidelity National Information Services, Inc.	2,347	$176,870
Fiserv, Inc. (a)	2,468	367,831
Global Payments, Inc.	1,029	99,504
Jack Henry & Associates, Inc.	249	41,339
Mastercard, Inc., Class A	3,389	1,495,091
PayPal Holdings, Inc. (a)	4,328	251,154
Visa, Inc., Class A	6,595	1,730,990
		4,248,829
Water Utilities - 0.1%
American Water Works Co., Inc.	817	105,524
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	2,122	373,854
Total Common Stock (Cost $50,183,293)		191,412,502
Short-Term Investments - 1.8%
State Street Institutional Liquid Reserves Fund - Premier Class 5.36% (d)(e) (Cost $3,515,403)	3,514,701	3,515,755
Total Investments (Cost $53,698,696)		194,928,257
Other Assets and Liabilities, net - 0.1%		167,802
NET ASSETS - 100.0%		$195,096,059

Other Information:
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2024	14	$3,864,416	$3,865,017	$601
During the period ended June 30, 2024, the average notional value related to long futures contracts was $2,240,652.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$191,412,299	$203	$—	$191,412,502
Short-Term Investments	3,515,755	—	—	3,515,755
Total Investments in Securities	$194,928,054	$203	$—	$194,928,257
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$601	$—	$—	$601
Total Other Financial Instruments	$601	$—	$—	$601

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Corp.	1,468	$113,711	$—	$10,715	$1,833	$(7,001)	1,322	$97,828	$1,013
State Street Institutional Liquid Reserves Fund, Premier Class	2,954,234	2,955,416	11,944,450	11,384,568	272	185	3,514,701	3,515,755	43,105
TOTAL		$3,069,127	$11,944,450	$11,395,283	$2,105	$(6,816)		$3,613,583	$44,118
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						4/15/85
Net asset value, beginning of period	$48.26	$40.12	$57.58	$49.96	$46.61	$38.13
Income/(loss) from investment operations:
Net investment income(b)	0.30	0.64	0.65	0.60	0.72	0.75
Net realized and unrealized gains/(losses) on investments	7.00	9.78	(11.22)	13.56	7.61	11.09
Total income/(loss) from investment operations	7.30	10.42	(10.57)	14.16	8.33	11.84
Less distributions from:
Net investment income	—	(0.63)	(0.68)	(0.66)	(0.88)	(0.62)
Net realized gains	—	(1.65)	(6.21)	(5.88)	(4.10)	(2.74)
Total distributions	—	(2.28)	(6.89)	(6.54)	(4.98)	(3.36)
Net asset value, end of period	$55.56	$48.26	$40.12	$57.58	$49.96	$46.61
Total Return(c)	15.13%	25.96%	(18.31)%	28.27%	17.92%	31.05%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$195,096	$182,157	$146,235	$208,535	$184,164	$186,771
Ratios to average net assets:
Gross expenses	0.31%(d)	0.31%	0.32%	0.31%	0.31%	0.34%
Net investment income	1.15%(d)	1.42%	1.29%	1.06%	1.54%	1.67%
Portfolio turnover rate	1%	6%	5%	2%	3%	2%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
12	Financial Highlights

State Street S&P 500 Index V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $50,124,043)	$191,314,674
Investments in affiliated securities, at fair value (cost $3,574,653)	3,613,583
Net cash collateral on deposit with broker for future contracts	163,939
Income receivables	106,248
Receivable for accumulated variation margin on futures contracts	633
Total assets	195,199,077
Liabilities
Payable for investments purchased	6,661
Payable for fund shares redeemed	15,912
Payable to the Adviser	39,758
Payable for custody, fund accounting and sub-administration fees	14,595
Accrued other expenses	26,092
Total liabilities	103,018

Net Assets	$195,096,059
Net Assets Consist of:
Capital paid in	$43,020,812
Total distributable earnings (loss)	152,075,247
Net Assets	$195,096,059
Shares outstanding ($0.01 par value; unlimited shares authorized)	3,511,338
Net asset value per share	$55.56
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	13

State Street S&P 500 Index V.I.S. Fund
Statement of Operations — For the period ended June 30, 2024 (Unaudited)
Investment Income
Income
Dividend	$1,334,734
Income from affiliated investments	44,118
Less: Foreign taxes withheld	(345)
Total income	1,378,507
Expenses
Advisory and administration fees	236,086
Directors' fees	11,128
Custody, fund accounting and sub-administration fees	19,997
Professional fees	13,483
Other expenses	7,835
Total expenses	288,529
Net investment income (loss)	$1,089,978
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$9,609,478
Affiliated investments	2,105
Futures	279,128
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	15,748,938
Affiliated investments	(6,816)
Futures	(88,507)
Net realized and unrealized gain (loss) on investments	25,544,326
Net Increase (Decrease) in Net Assets Resulting from Operations	$26,634,304
The accompanying Notes are an integral part of these financial statements.
14	Statement of Operations

State Street S&P 500 Index V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$1,089,978	$2,289,334
Net realized gain (loss) on investments and futures	9,890,711	3,249,627
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	15,653,615	31,763,856
Net increase (decrease) from operations	26,634,304	37,302,817
Distributions to shareholders:
Total distributions	—	(8,223,707)
Increase (decrease) in assets from operations and distributions	26,634,304	29,079,110
Share transactions:
Proceeds from sale of shares	934,376	19,116,934
Value of distributions reinvested	—	8,223,707
Cost of shares redeemed	(14,629,192)	(20,498,253)
Net increase (decrease) from share transactions	(13,694,816)	6,842,388
Total increase (decrease) in net assets	12,939,488	35,921,498
Net Assets
Beginning of period	182,156,571	146,235,073
End of period	$195,096,059	$182,156,571
Changes in Fund Shares
Shares sold	18,054	418,923
Issued for distributions reinvested	—	170,263
Shares redeemed	(280,962)	(459,622)
Net increase (decrease) in fund shares	(262,908)	129,564
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	15

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
16	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Notes to Financial Statements	17

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$633	$—	$633

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$279,128	$—	$279,128

18	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$(88,507)	$—	$(88,507)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$1,490,553	$14,402,749
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$56,684,012	$143,643,366	$5,398,520	$138,244,846
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2024.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2024 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street S&P 500 Index V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Directors considered, among other things, the following:
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
21

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
22

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the
23

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, was equal to the median of its Performance Group for 3- and 5-year periods, and was above the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect
24

State Street S&P 500 Index V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 94.7% †
Aerospace & Defense - 0.5%
Hexcel Corp.	487	$30,413
Woodward, Inc.	562	98,002
		128,415
Agricultural & Farm Machinery - 1.1%
AGCO Corp. (a)	2,213	216,608
Alamo Group, Inc.	292	50,516
		267,124
Agricultural Products & Services - 1.0%
Darling Ingredients, Inc. (b)	6,940	255,045
Apparel Retail - 1.5%
Boot Barn Holdings, Inc. (b)	2,002	258,118
Buckle, Inc.	1,946	71,885
Revolve Group, Inc. (b)	3,021	48,064
		378,067
Application Software - 6.4%
ACI Worldwide, Inc. (b)	3,641	144,147
Altair Engineering, Inc., Class A (b)	1,147	112,498
Asana, Inc., Class A (b)	4,520	63,235
Blackbaud, Inc. (b)	1,930	147,008
BlackLine, Inc. (b)	898	43,508
Box, Inc., Class A (b)	3,475	91,879
Braze, Inc., Class A (b)	3,345	129,920
CCC Intelligent Solutions Holdings, Inc. (b)	10,042	111,567
Clearwater Analytics Holdings, Inc., Class A (b)	1,457	26,984
Dynatrace, Inc. (a)(b)	441	19,730
Envestnet, Inc. (a)(b)	321	20,091
Freshworks, Inc., Class A (b)	7,515	95,365
Lightspeed Commerce, Inc. (b)	1,449	19,837
Nutanix, Inc., Class A (b)	2,535	144,115
Samsara, Inc., Class A (b)	841	28,342
Smartsheet, Inc., Class A (b)	3,872	170,678
Vertex, Inc., Class A (b)	4,020	144,921
Workiva, Inc. (b)	1,250	91,237
		1,605,062
Automobile Manufacturers - 0.5%
Thor Industries, Inc.	1,334	124,662
	Number of Shares	Fair Value
Automotive Parts & Equipment - 0.9%
Dana, Inc.	2,648	$32,094
Dorman Products, Inc. (b)	2,117	193,663
Patrick Industries, Inc.	74	8,033
		233,790
Automotive Retail - 1.1%
Group 1 Automotive, Inc.	358	106,426
Murphy USA, Inc.	374	175,578
		282,004
Biotechnology - 2.4%
89bio, Inc. (b)	1,381	11,062
ADMA Biologics, Inc. (b)	1,903	21,275
Alkermes PLC (b)	758	18,268
Ascendis Pharma AS ADR (b)	594	81,010
Avid Bioservices, Inc. (b)	7,798	55,678
Bicycle Therapeutics PLC ADR (b)	865	17,508
Catalyst Pharmaceuticals, Inc. (b)	3,028	46,904
Cytokinetics, Inc. (b)	292	15,821
Emergent BioSolutions, Inc. (b)	1,564	10,666
Halozyme Therapeutics, Inc. (b)	972	50,894
Heron Therapeutics, Inc. (b)	14,599	51,096
MoonLake Immunotherapeutics (b)	632	27,789
Rocket Pharmaceuticals, Inc. (b)	1,180	25,405
Vaxcyte, Inc. (b)	610	46,061
Veracyte, Inc. (b)	3,655	79,204
Viking Therapeutics, Inc. (b)	264	13,995
Xenon Pharmaceuticals, Inc. (b)	382	14,894
		587,530
Brewers - 0.9%
Boston Beer Co., Inc., Class A (b)	731	222,992
Broadline Retail - 0.3%
Ollie's Bargain Outlet Holdings, Inc. (b)	755	74,118
Building Products - 2.1%
Armstrong World Industries, Inc.	1,341	151,855
AZEK Co., Inc. (b)	435	18,326

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
AZZ, Inc.	627	$48,436
Gibraltar Industries, Inc. (b)	2,143	146,903
Hayward Holdings, Inc. (b)	7,045	86,653
Insteel Industries, Inc.	509	15,759
Simpson Manufacturing Co., Inc.	216	36,402
UFP Industries, Inc.	213	23,856
		528,190
Cargo Ground Transportation - 0.6%
Saia, Inc. (b)	320	151,773
Casinos & Gaming - 0.1%
Churchill Downs, Inc.	218	30,433
Commercial & Residential Mortgage Finance - 0.1%
PennyMac Financial Services, Inc.	312	29,515
Commodity Chemicals - 0.2%
Hawkins, Inc.	676	61,516
Communications Equipment - 0.1%
Cambium Networks Corp. (b)	3,044	8,493
F5, Inc. (b)	163	28,073
		36,566
Construction & Engineering - 1.8%
Comfort Systems USA, Inc.	174	52,917
Dycom Industries, Inc. (b)	1,659	279,973
IES Holdings, Inc. (b)	314	43,750
Valmont Industries, Inc.	115	31,562
WillScot Mobile Mini Holdings Corp. (b)	804	30,262
		438,464
Construction Machinery & Heavy Transportation Equipment - 0.4%
Astec Industries, Inc.	433	12,843
Miller Industries, Inc.	143	7,868
Oshkosh Corp.	291	31,486
Wabash National Corp.	1,685	36,800
		88,997
Construction Materials - 0.2%
Eagle Materials, Inc.	203	44,144
Consumer Finance - 0.3%
PROG Holdings, Inc.	2,062	71,510
	Number of Shares	Fair Value
Data Processing & Outsourced Services - 1.0%
CSG Systems International, Inc.	1,758	$72,377
Verra Mobility Corp. (b)	5,458	148,458
WNS Holdings Ltd. (b)	581	30,502
		251,337
Distillers & Vintners - 1.7%
MGP Ingredients, Inc.	5,652	420,509
Distributors - 0.5%
LKQ Corp.	3,049	126,808
Diversified Metals & Mining - 0.1%
Materion Corp.	188	20,328
Diversified REITs - 0.2%
Alpine Income Property Trust, Inc.	1,204	18,734
American Assets Trust, Inc.	846	18,934
Essential Properties Realty Trust, Inc.	559	15,490
		53,158
Diversified Support Services - 1.5%
Healthcare Services Group, Inc. (b)	4,839	51,196
Matthews International Corp., Class A	2,178	54,559
RB Global, Inc.	3,158	241,145
Vestis Corp.	2,673	32,691
		379,591
Education Services - 0.9%
Bright Horizons Family Solutions, Inc. (b)	551	60,654
Stride, Inc. (b)	2,167	152,774
		213,428
Electric Utilities - 0.8%
ALLETE, Inc.	218	13,592
IDACORP, Inc.	1,889	175,961
		189,553
Electrical Components & Equipment - 0.6%
Acuity Brands, Inc.	101	24,385
Atkore, Inc.	385	51,948
NEXTracker, Inc., Class A (b)	584	27,378
Regal Rexnord Corp.	142	19,201

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Sensata Technologies Holding PLC	973	$36,381
		159,293
Electronic Components - 1.8%
Belden, Inc.	2,783	261,045
Coherent Corp. (b)	601	43,549
Littelfuse, Inc.	532	135,974
		440,568
Electronic Equipment & Instruments - 0.9%
Novanta, Inc. (b)	580	94,604
Vontier Corp.	3,150	120,330
		214,934
Electronic Manufacturing Services - 0.3%
Celestica, Inc. (b)	245	14,046
Fabrinet (b)	116	28,395
Plexus Corp. (b)	215	22,184
		64,625
Environmental & Facilities Services - 0.8%
Aris Water Solutions, Inc., Class A	3,092	48,452
BrightView Holdings, Inc. (b)	2,000	26,600
Casella Waste Systems, Inc., Class A (b)	521	51,693
Montrose Environmental Group, Inc. (b)	1,525	67,954
		194,699
Food Distributors - 0.5%
Performance Food Group Co. (b)	1,985	131,228
Footwear - 0.1%
Steven Madden Ltd.	667	28,214
Forest Products - 0.9%
Louisiana-Pacific Corp.	2,683	220,891
Gas Utilities - 0.1%
UGI Corp.	556	12,732
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	2,668	62,404
Healthcare Distributors - 0.5%
AdaptHealth Corp. (b)	9,801	98,010
	Number of Shares	Fair Value
Owens & Minor, Inc. (b)	1,610	$21,735
		119,745
Healthcare Equipment - 4.3%
AtriCure, Inc. (b)	3,010	68,538
CONMED Corp.	1,460	101,207
Envista Holdings Corp. (a)(b)	2,213	36,802
Globus Medical, Inc., Class A (b)	2,815	192,799
Inspire Medical Systems, Inc. (b)	590	78,960
Integer Holdings Corp. (b)	371	42,958
iRhythm Technologies, Inc. (b)	1,197	128,845
LeMaitre Vascular, Inc.	547	45,007
Omnicell, Inc. (b)	1,965	53,193
Penumbra, Inc. (b)	600	107,982
PROCEPT BioRobotics Corp. (b)	1,500	91,635
SI-BONE, Inc. (b)	2,760	35,687
Tandem Diabetes Care, Inc. (b)	1,880	75,745
		1,059,358
Healthcare Facilities - 1.5%
Acadia Healthcare Co., Inc. (b)	2,116	142,915
U.S. Physical Therapy, Inc.	2,546	235,301
		378,216
Healthcare Services - 0.5%
Addus HomeCare Corp. (b)	246	28,563
Castle Biosciences, Inc. (b)	1,868	40,666
Option Care Health, Inc. (b)	1,575	43,628
		112,857
Healthcare Supplies - 0.7%
Haemonetics Corp. (b)	424	35,077
Lantheus Holdings, Inc. (b)	440	35,328
Neogen Corp. (b)	7,400	115,662
		186,067
Healthcare Technology - 0.5%
Definitive Healthcare Corp. (b)	8,951	48,872
Phreesia, Inc. (b)	2,745	58,194
Simulations Plus, Inc.	508	24,699
		131,765
Home Building - 0.9%
Cavco Industries, Inc. (b)	49	16,962

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Green Brick Partners, Inc. (b)	454	$25,987
Installed Building Products, Inc.	175	35,994
M/I Homes, Inc. (b)	243	29,680
Meritage Homes Corp.	217	35,121
Taylor Morrison Home Corp. (b)	1,315	72,904
		216,648
Hotel & Resort REITs - 0.5%
RLJ Lodging Trust	8,771	84,465
Xenia Hotels & Resorts, Inc.	2,322	33,274
		117,739
Household Appliances - 0.1%
Helen of Troy Ltd. (b)	179	16,600
Household Products - 0.4%
Central Garden & Pet Co., Class A (b)	2,945	97,273
Human Resource & Employment Services - 0.2%
First Advantage Corp.	2,714	43,614
Industrial Machinery & Supplies & Components - 7.7%
Albany International Corp., Class A	1,260	106,407
Barnes Group, Inc.	3,346	138,558
Chart Industries, Inc. (b)	225	32,477
Enerpac Tool Group Corp.	11,496	438,917
Enpro, Inc.	179	26,057
Esab Corp.	935	88,292
ESCO Technologies, Inc.	1,455	152,833
Gates Industrial Corp. PLC (b)	1,890	29,881
Hillenbrand, Inc.	1,219	48,784
ITT, Inc.	367	47,409
John Bean Technologies Corp.	1,735	164,773
Kadant, Inc.	110	32,316
Mueller Industries, Inc.	3,412	194,279
RBC Bearings, Inc. (b)	370	99,819
Standex International Corp.	730	117,640
Timken Co.	2,587	207,296
		1,925,738
Industrial REITs - 0.7%
EastGroup Properties, Inc.	922	156,832
STAG Industrial, Inc.	556	20,050
		176,882
	Number of Shares	Fair Value
Insurance Brokers - 0.7%
Baldwin Insurance Group, Inc. (b)	4,900	$173,803
Investment Banking & Brokerage - 1.4%
Houlihan Lokey, Inc.	74	9,980
Piper Sandler Cos.	139	31,993
PJT Partners, Inc., Class A	640	69,062
Raymond James Financial, Inc.	1,421	175,650
Stifel Financial Corp.	772	64,964
		351,649
IT Consulting & Other Services - 0.1%
Unisys Corp. (b)	5,724	23,640
Leisure Facilities - 0.6%
Bowlero Corp., Class A	3,150	45,644
Planet Fitness, Inc., Class A (b)	1,490	109,649
		155,293
Leisure Products - 0.6%
Johnson Outdoors, Inc., Class A	378	13,222
Polaris, Inc.	1,721	134,772
		147,994
Life & Health Insurance - 0.1%
Primerica, Inc.	123	29,099
Life Sciences Tools & Services - 2.3%
Azenta, Inc. (b)	2,043	107,503
BioLife Solutions, Inc. (b)	4,062	87,049
Bio-Rad Laboratories, Inc., Class A (b)	60	16,386
Bruker Corp.	1,921	122,579
ICON PLC (b)	323	101,251
Mesa Laboratories, Inc.	311	26,985
Repligen Corp. (b)	836	105,386
		567,139
Metal, Glass & Plastic Containers - 0.2%
TriMas Corp.	2,185	55,849
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	1,281	41,786

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Multi-Utilities - 0.1%
Avista Corp.	772	$26,719
Office REITs - 0.7%
COPT Defense Properties	729	18,247
Cousins Properties, Inc.	3,699	85,632
Easterly Government Properties, Inc.	5,640	69,767
Hudson Pacific Properties, Inc.	1,742	8,379
		182,025
Office Services & Supplies - 0.9%
MSA Safety, Inc.	1,180	221,474
Oil & Gas Drilling - 0.2%
Helmerich & Payne, Inc.	393	14,203
Patterson-UTI Energy, Inc.	2,391	24,771
		38,974
Oil & Gas Equipment & Services - 0.7%
Cactus, Inc., Class A	1,369	72,201
ChampionX Corp.	1,499	49,782
Oil States International, Inc. (b)	3,902	17,325
ProPetro Holding Corp. (b)	3,508	30,414
		169,722
Oil & Gas Exploration & Production - 2.0%
Civitas Resources, Inc.	538	37,122
Northern Oil & Gas, Inc.	5,979	222,239
SM Energy Co.	5,759	248,962
		508,323
Other Specialty Retail - 0.3%
Leslie's, Inc. (b)	4,520	18,939
Sally Beauty Holdings, Inc. (b)	4,385	47,051
		65,990
Packaged Foods & Meats - 2.5%
Calavo Growers, Inc.	913	20,725
Freshpet, Inc. (b)	1,065	137,800
J & J Snack Foods Corp.	415	67,384
Lancaster Colony Corp.	690	130,389
Simply Good Foods Co. (b)	4,460	161,140
Utz Brands, Inc.	5,815	96,762
		614,200
	Number of Shares	Fair Value
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (b)	4,892	$31,456
Personal Care Products - 0.2%
BellRing Brands, Inc. (b)	635	36,284
Oddity Tech Ltd., Class A (b)	408	16,018
		52,302
Pharmaceuticals - 0.3%
ANI Pharmaceuticals, Inc. (b)	511	32,541
Innoviva, Inc. (b)	1,523	24,977
Intra-Cellular Therapies, Inc. (b)	237	16,232
		73,750
Property & Casualty Insurance - 2.4%
AMERISAFE, Inc.	2,086	91,554
Kemper Corp.	263	15,604
Kinsale Capital Group, Inc.	50	19,264
Palomar Holdings, Inc. (b)	1,694	137,468
RLI Corp.	730	102,704
Selective Insurance Group, Inc.	1,557	146,093
Skyward Specialty Insurance Group, Inc. (b)	2,145	77,606
Trupanion, Inc. (b)	592	17,405
		607,698
Publishing - 0.5%
John Wiley & Sons, Inc., Class A	3,228	131,380
Real Estate Operating Companies - 0.1%
DigitalBridge Group, Inc.	1,980	27,126
Regional Banks - 8.4%
1st Source Corp.	840	45,041
Banc of California, Inc.	2,420	30,928
BancFirst Corp.	635	55,689
Bank OZK	1,388	56,908
BankUnited, Inc.	712	20,840
Cadence Bank	481	13,603
Columbia Banking System, Inc.	4,605	91,593
Cullen/Frost Bankers, Inc.	2,271	230,802
Enterprise Financial Services Corp. (a)	604	24,710
First Financial Bankshares, Inc.	3,745	110,590
First Foundation, Inc.	2,095	13,722

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Five Star Bancorp	781	$18,471
Fulton Financial Corp.	4,751	80,672
German American Bancorp, Inc.	1,580	55,853
Heritage Commerce Corp.	3,812	33,164
Home BancShares, Inc.	1,428	34,215
Lakeland Financial Corp.	450	27,684
Live Oak Bancshares, Inc.	5,250	184,065
National Bank Holdings Corp., Class A	1,409	55,021
Origin Bancorp, Inc.	1,094	34,702
Peapack-Gladstone Financial Corp.	1,359	30,781
Pinnacle Financial Partners, Inc.	512	40,980
Preferred Bank	218	16,457
Prosperity Bancshares, Inc.	1,914	117,022
Renasant Corp.	3,317	101,301
ServisFirst Bancshares, Inc.	1,620	102,368
SouthState Corp.	281	21,474
Stock Yards Bancorp, Inc.	1,310	65,068
Texas Capital Bancshares, Inc. (b)	552	33,749
WaFd, Inc.	899	25,693
Westamerica BanCorp	1,441	69,932
Wintrust Financial Corp.	707	69,682
WSFS Financial Corp.	4,017	188,799
		2,101,579
Research & Consulting Services - 0.2%
Huron Consulting Group, Inc. (b)	169	16,647
Resources Connection, Inc.	3,912	43,188
		59,835
Restaurants - 1.7%
Brinker International, Inc. (b)	227	16,432
Cheesecake Factory, Inc.	2,197	86,320
First Watch Restaurant Group, Inc. (b)	1,875	32,925
Shake Shack, Inc., Class A (b)	680	61,200
Texas Roadhouse, Inc.	1,069	183,558
Wingstop, Inc.	101	42,689
		423,124
Retail REITs - 0.2%
Kite Realty Group Trust	1,738	38,897
Phillips Edison & Co., Inc.	506	16,551
		55,448
	Number of Shares	Fair Value
Security & Alarm Services - 1.0%
Brink's Co.	2,467	$252,621
Self Storage REITs - 0.1%
National Storage Affiliates Trust	566	23,331
Semiconductor Materials & Equipment - 1.0%
Axcelis Technologies, Inc. (b)	229	32,561
Ichor Holdings Ltd. (b)	1,369	52,775
Nova Ltd. (b)	103	24,157
Onto Innovation, Inc. (b)	675	148,203
		257,696
Semiconductors - 0.7%
Credo Technology Group Holding Ltd. (b)	517	16,513
Diodes, Inc. (b)	310	22,298
Impinj, Inc. (b)	156	24,456
Rambus, Inc. (b)	310	18,216
Semtech Corp. (b)	2,536	75,776
Universal Display Corp.	92	19,343
		176,602
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	1,034	16,534
Soft Drinks & Non-alcoholic Beverages - 0.8%
Primo Water Corp.	7,405	161,874
Vita Coco Co., Inc. (b)	1,425	39,686
		201,560
Specialized Consumer Services - 0.5%
European Wax Center, Inc., Class A (b)	4,200	41,706
OneSpaWorld Holdings Ltd. (b)	5,727	88,024
		129,730
Specialty Chemicals - 3.7%
Avient Corp.	4,592	200,441
Axalta Coating Systems Ltd. (b)	1,107	37,826
HB Fuller Co.	393	30,245
Ingevity Corp. (b)	5,408	236,384
Innospec, Inc.	260	32,133
Quaker Chemical Corp.	703	119,299
Sensient Technologies Corp.	1,500	111,285

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Stepan Co.	1,765	$148,190
		915,803
Steel - 0.6%
Carpenter Technology Corp.	506	55,447
Commercial Metals Co.	1,628	89,524
		144,971
Systems Software - 1.3%
CommVault Systems, Inc. (b)	580	70,511
Gitlab, Inc., Class A (b)	517	25,705
JFrog Ltd. (b)	2,095	78,667
Progress Software Corp.	330	17,906
Tenable Holdings, Inc. (b)	2,726	118,799
		311,588
Technology Distributors - 0.4%
Insight Enterprises, Inc. (b)	489	96,998
Technology Hardware, Storage & Peripherals - 0.8%
Corsair Gaming, Inc. (b)	5,546	61,228
Pure Storage, Inc., Class A (b)	2,300	147,683
		208,911
Timber REITs - 0.1%
PotlatchDeltic Corp.	628	24,737
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	876	169,944
	Number of Shares	Fair Value
FTAI Aviation Ltd.	273	$28,182
Transcat, Inc. (b)	390	46,675
WESCO International, Inc.	271	42,959
		287,760
Transaction & Payment Processing Services - 0.6%
Flywire Corp. (b)	1,328	21,766
Marqeta, Inc., Class A (b)	1,998	10,949
Shift4 Payments, Inc., Class A (b)	1,423	104,377
WEX, Inc. (b)	135	23,914
		161,006
Water Utilities - 0.1%
American States Water Co.	343	24,891
Total Common Stock (Cost $18,063,247)		23,578,835
Short-Term Investments - 5.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (c)(d) (Cost $1,277,100)	1,277,100	1,277,100
Total Investments (Cost $19,340,347)		24,855,935
Other Assets and Liabilities, net - 0.2%		49,892
NET ASSETS - 100.0%		$24,905,827

Other Information:
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	September 2024	3	$308,167	$309,750	$1,583
During the period ended June 30, 2024, the average notional value related to long futures contracts was $350,052.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security.
See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$23,578,835	$—	$—	$23,578,835
Short-Term Investments	1,277,100	—	—	1,277,100
Total Investments in Securities	$24,855,935	$—	$—	$24,855,935
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$1,583	$—	$—	$1,583
Total Other Financial Instruments	$1,583	$—	$—	$1,583

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,171,516	$1,171,516	$3,749,360	$3,643,776	$—	$—	1,277,100	$1,277,100	$30,539
See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						4/28/00
Net asset value, beginning of period	$12.37	$11.90	$14.93	$14.66	$13.16	$11.24
Income/(loss) from investment operations:
Net investment income (loss)(b)	(0.00)(c)	0.02	(0.03)	(0.04)	(0.01)	(0.00)(c)
Net realized and unrealized gains/(losses) on investments	0.15	1.61	(2.27)	3.06	1.92	2.94
Total income/(loss) from investment operations	0.15	1.63	(2.30)	3.02	1.91	2.94
Less distributions from:
Net realized gains	—	(1.16)	(0.73)	(2.75)	(0.41)	(1.02)
Total distributions	—	(1.16)	(0.73)	(2.75)	(0.41)	(1.02)
Net asset value, end of period	$12.52	$12.37	$11.90	$14.93	$14.66	$13.16
Total Return(d)	1.21%	13.55%	(15.40)%	20.53%	14.53%	26.12%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$24,906	$25,910	$26,066	$36,890	$34,621	$33,600
Ratios to average net assets:
Gross expenses	1.30%(e)	1.28%	1.31%	1.21%	1.27%	1.24%
Net investment income (loss)	(0.02)%(e)	0.13%	(0.21)%	(0.22)%	(0.06)%	(0.02)%
Portfolio turnover rate	22%	30%	29%	39%	37%	29%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.01.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	9

State Street Small-Cap Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $18,063,247)	$23,578,835
Investments in affiliated securities, at fair value (cost $1,277,100)	1,277,100
Net cash collateral on deposit with broker for future contracts	28,345
Receivable for investments sold	99,966
Income receivables	11,958
Income receivable from affiliated investments	5,557
Receivable for accumulated variation margin on futures contracts	1,590
Total assets	25,003,351
Liabilities
Payable for investments purchased	69,123
Payable for fund shares redeemed	1,239
Payable to the Adviser	17,626
Payable for custody, fund accounting and sub-administration fees	9,536
Total liabilities	97,524

Net Assets	$24,905,827
Net Assets Consist of:
Capital paid in	$18,561,636
Total distributable earnings (loss)	6,344,191
Net Assets	$24,905,827
Shares outstanding ($0.01 par value; unlimited shares authorized)	1,989,663
Net asset value per share	$12.52
The accompanying Notes are an integral part of these financial statements.
10	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2024 (Unaudited)
Investment Income
Income
Dividend	$133,451
Income from affiliated investments	30,539
Less: Foreign taxes withheld	(534)
Total income	163,456
Expenses
Advisory and administration fees	120,460
Directors' fees	10,614
Custody, fund accounting and sub-administration fees	14,155
Professional fees	18,362
Other expenses	1,820
Total expenses	165,411
Net investment income (loss)	$(1,955)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$1,267,969
Futures	(2,366)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(950,732)
Futures	(18,568)
Net realized and unrealized gain (loss) on investments	296,303
Net Increase (Decrease) in Net Assets Resulting from Operations	$294,348
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	11

State Street Small-Cap Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,955)	$32,547
Net realized gain (loss) on investments and futures	1,265,603	1,991,573
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	(969,300)	1,234,893
Net increase (decrease) from operations	294,348	3,259,013
Distributions to shareholders:
Total distributions	—	(2,232,962)
Increase (decrease) in assets from operations and distributions	294,348	1,026,051
Share transactions:
Proceeds from sale of shares	137,427	193,752
Value of distributions reinvested	—	2,232,962
Cost of shares redeemed	(1,435,884)	(3,608,386)
Net increase (decrease) from share transactions	(1,298,457)	(1,181,672)
Total increase (decrease) in net assets	(1,004,109)	(155,621)
Net Assets
Beginning of period	25,909,936	26,065,557
End of period	$24,905,827	$25,909,936
Changes in Fund Shares
Shares sold	11,119	15,689
Issued for distributions reinvested	—	178,067
Shares redeemed	(115,242)	(289,897)
Net increase (decrease) in fund shares	(104,123)	(96,141)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
12	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	13

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
14	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,590	$—	$1,590

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(2,366)	$—	$(2,366)

Notes to Financial Statements	15

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(18,568)	$—	$(18,568)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Due to Custodian In certain circumstances, the Fund may have a cash overdraft with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedule of Investments.
5.Sub-Advisory Fees
Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, LP; (ii) Champlain Investment Partners, LLC; (iii) Kennedy Capital Management, LLC; (iv) SouthernSun Asset Management, LLC; and (v) Westfield Capital Management Company, LP. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$5,386,876	$6,933,935
16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$19,921,712	$6,763,513	$1,827,707	$4,935,806
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2024.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2024 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and each of Champlain Investment Partners, LLC, Kennedy Capital Management, LLC, Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”)2. Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 3, 2024 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Directors considered, among other things, the following:
______________________
1 The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
2 The Board approved the Sub-Advisory Agreement between the Adviser and Westfield Capital Management Company (“Westfield”) with respect to the Fund at an in-person meeting held on February 5-6, 2024, for an initial two-year term. As a result, the Sub-Advisory Agreement with Kennedy was not required to be considered for renewal at the May 8-9, 2024 Board meeting.
19

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 3, 2024 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Advisers
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;
•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
20

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and
•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
○	The Sub-Advisers, with respect to their operations relating to the Fund and their approximate profitability from such operations for the calendar year ended December 31, 2023;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2024, for an additional year with respect to the Fund.
21

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks.The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods, was equal to the median of its Performance Group for the 5-year period, and was above the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
22

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
Management Fees and Expenses
•	The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, if any, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and each Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
•	State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
•	On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under each Sub-Advisory Agreement was negotiated with each Sub-Adviser at arm’s length. In considering the profitability to each Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund.  For these reasons, the Board concluded that the profitability of each Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the applicable Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over
23

State Street Small-Cap Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in each Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreements.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the respective Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
24

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

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State Street U.S. Equity V.I.S. Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 96.9% †
Aerospace & Defense - 0.5%
RTX Corp.	1,110	$111,433
Apparel Retail - 0.4%
Ross Stores, Inc.	585	85,012
Application Software - 3.1%
Adobe, Inc. (a)	515	286,103
Intuit, Inc.	112	73,607
Salesforce, Inc.	1,182	303,892
Synopsys, Inc. (a)	111	66,052
		729,654
Automobile Manufacturers - 0.9%
General Motors Co.	2,428	112,805
Tesla, Inc. (a)	447	88,452
		201,257
Automotive Retail - 0.6%
O'Reilly Automotive, Inc. (a)	123	129,895
Biotechnology - 0.8%
BioMarin Pharmaceutical, Inc. (a)	1,241	102,172
Vertex Pharmaceuticals, Inc. (a)	192	89,994
		192,166
Broadline Retail - 4.7%
Amazon.com, Inc. (a)	5,627	1,087,418
Building Products - 0.6%
Trane Technologies PLC	394	129,598
Construction Materials - 0.8%
Martin Marietta Materials, Inc.	355	192,339
Consumer Staples Merchandise Retail - 1.1%
Costco Wholesale Corp.	102	86,699
Walmart, Inc.	2,387	161,624
		248,323
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	330	65,010
Diversified Banks - 2.9%
Bank of America Corp.	3,503	139,314
	Number of Shares	Fair Value
JPMorgan Chase & Co.	2,625	$530,933
		670,247
Diversified Support Services - 0.3%
Cintas Corp.	91	63,724
Electric Utilities - 1.2%
NextEra Energy, Inc.	3,958	280,266
Electrical Components & Equipment - 0.6%
Eaton Corp. PLC	443	138,903
Electronic Components - 0.3%
Amphenol Corp., Class A	930	62,654
Environmental & Facilities Services - 1.3%
Waste Management, Inc. (b)	1,375	293,342
Financial Exchanges & Data - 2.4%
CME Group, Inc.	410	80,606
MSCI, Inc.	148	71,299
S&P Global, Inc.	901	401,846
		553,751
Healthcare Equipment - 2.9%
Abbott Laboratories (b)	1,127	117,107
Becton Dickinson & Co.	1,213	283,490
IDEXX Laboratories, Inc. (a)	140	68,208
Penumbra, Inc. (a)	300	53,991
Teleflex, Inc.	270	56,789
Zimmer Biomet Holdings, Inc.	931	101,042
		680,627
Home Improvement Retail - 1.7%
Home Depot, Inc.	1,140	392,434
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc., Class A	179	43,277
Household Products - 0.9%
Procter & Gamble Co.	1,255	206,975
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	594	126,843
Industrial Gases - 1.2%
Linde PLC	665	291,809
Industrial Machinery & Supplies & Components - 1.2%
Parker-Hannifin Corp.	568	287,300

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Insurance Brokers - 0.3%
Marsh & McLennan Cos., Inc.	310	$65,323
Integrated Oil & Gas - 1.6%
Chevron Corp.	973	152,197
Exxon Mobil Corp.	2,026	233,233
		385,430
Interactive Media & Services - 8.3%
Alphabet, Inc., Class A	5,960	1,085,614
Alphabet, Inc., Class C	808	148,203
Meta Platforms, Inc., Class A	1,416	713,976
		1,947,793
Investment Banking & Brokerage - 0.3%
Charles Schwab Corp.	940	69,269
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	237	71,908
Life Sciences Tools & Services - 1.9%
IQVIA Holdings, Inc. (a)	962	203,405
Thermo Fisher Scientific, Inc.	455	251,615
		455,020
Managed Healthcare - 2.0%
Humana, Inc.	149	55,674
UnitedHealth Group, Inc.	812	413,519
		469,193
Movies & Entertainment - 1.2%
Netflix, Inc. (a)	115	77,611
Walt Disney Co.	2,099	208,410
		286,021
Multi-Line Insurance - 0.3%
American International Group, Inc.	820	60,877
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc., Class B (a)	710	288,828
Multi-Utilities - 0.5%
Sempra	1,510	114,851
Oil & Gas Equipment & Services - 0.8%
Schlumberger NV	3,997	188,578
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	1,807	$206,685
Other Specialty Retail - 0.8%
Ulta Beauty, Inc. (a)	477	184,060
Packaged Foods & Meats - 0.4%
Mondelez International, Inc., Class A	1,357	88,802
Passenger Ground Transportation - 0.4%
Uber Technologies, Inc. (a)	1,438	104,514
Personal Care Products - 0.7%
Kenvue, Inc.	9,025	164,074
Pharmaceuticals - 4.8%
AstraZeneca PLC ADR	3,168	247,072
Elanco Animal Health, Inc. (a)	2,259	32,598
Eli Lilly & Co.	119	107,740
Johnson & Johnson	2,302	336,460
Merck & Co., Inc.	3,279	405,940
		1,129,810
Property & Casualty Insurance - 1.0%
Chubb Ltd.	952	242,836
Rail Transportation - 0.5%
Union Pacific Corp.	534	120,823
Reinsurance - 0.1%
RenaissanceRe Holdings Ltd.	122	27,268
Restaurants - 0.5%
McDonald's Corp. (b)	428	109,071
Semiconductor Materials & Equipment - 1.4%
Applied Materials, Inc.	1,065	251,329
ASML Holding NV	67	68,523
		319,852
Semiconductors - 11.7%
Advanced Micro Devices, Inc. (a)	891	144,529
Broadcom, Inc.	298	478,448
NVIDIA Corp.	14,158	1,749,079
ON Semiconductor Corp. (a)	3,040	208,392
Texas Instruments, Inc.	762	148,232
		2,728,680

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Soft Drinks & Non-alcoholic Beverages - 0.9%
Monster Beverage Corp. (a)	1,598	$79,820
PepsiCo, Inc.	834	137,552
		217,372
Specialty Chemicals - 0.5%
Ecolab, Inc.	227	54,026
International Flavors & Fragrances, Inc.	325	30,943
PPG Industries, Inc.	197	24,801
		109,770
Systems Software - 8.8%
Microsoft Corp.	3,939	1,760,536
Oracle Corp.	1,060	149,672
ServiceNow, Inc. (a)	196	154,187
		2,064,395
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	6,609	1,391,988
Telecom Tower REITs - 1.3%
American Tower Corp.	1,543	299,928
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	432	279,388
WW Grainger, Inc.	105	94,735
		374,123
Transaction & Payment Processing Services - 3.5%
Fidelity National Information Services, Inc.	441	33,234
	Number of Shares	Fair Value
Mastercard, Inc., Class A	788	$347,634
PayPal Holdings, Inc. (a)	1,270	73,698
Visa, Inc., Class A	1,403	368,245
		822,811
Water Utilities - 0.8%
American Water Works Co., Inc.	1,487	192,061
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	300	52,854
Total Common Stock (Cost $12,722,550)		22,619,125
Short-Term Investments - 3.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (c)(d) (Cost $713,432)	713,432	713,432
Total Investments (Cost $13,435,982)		23,332,557
Other Assets and Liabilities, net - 0.1%		19,152
NET ASSETS - 100.0%		$23,351,709

Other Information:
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2024	2	$549,760	$552,150	$2,390
During the period ended June 30, 2024, the average notional value related to long futures contracts was $261,529.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
(a)	Non-income producing security.
(b)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$22,619,125	$—	$—	$22,619,125
Short-Term Investments	713,432	—	—	713,432
Total Investments in Securities	$23,332,557	$—	$—	$23,332,557
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$2,390	$—	$—	$2,390
Total Other Financial Instruments	$2,390	$—	$—	$2,390

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	709,663	$709,663	$2,453,040	$2,449,271	$—	$—	713,432	$713,432	$15,358
See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						1/3/95
Net asset value, beginning of period	$48.41	$40.76	$56.55	$53.28	$46.97	$38.07
Income/(loss) from investment operations:
Net investment income(b)	0.09	0.22	0.22	0.18	0.27	0.33
Net realized and unrealized gains/(losses) on investments	8.19	11.15	(10.93)	13.47	10.34	11.78
Total income/(loss) from investment operations	8.28	11.37	(10.71)	13.65	10.61	12.11
Less distributions from:
Net investment income	—	(0.23)	(0.24)	(0.22)	(0.27)	(0.32)
Net realized gains	—	(3.49)	(4.84)	(10.16)	(4.03)	(2.89)
Total distributions	—	(3.72)	(5.08)	(10.38)	(4.30)	(3.21)
Net asset value, end of period	$56.69	$48.41	$40.76	$56.55	$53.28	$46.97
Total Return(c)	17.10%	27.91%	(18.91)%	25.49%	22.64%	31.77%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$23,352	$21,170	$20,449	$29,595	$27,729	$25,951
Ratios to average net assets:
Gross expenses	0.88%(d)	0.91%	0.88%	0.82%	0.86%	0.88%
Net investment income	0.33%(d)	0.48%	0.46%	0.30%	0.56%	0.74%
Portfolio turnover rate	26%	42%	33%	32%	38%	31%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	5

State Street U.S. Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $12,722,550)	$22,619,125
Investments in affiliated securities, at fair value (cost $713,432)	713,432
Net cash collateral on deposit with broker for future contracts	21,126
Receivable for investments sold	32,633
Income receivables	9,405
Income receivable from affiliated investments	3,017
Receivable for accumulated variation margin on futures contracts	2,395
Total assets	23,401,133
Liabilities
Payable for investments purchased	4,796
Payable for fund shares redeemed	2,648
Payable to the Adviser	10,506
Payable for custody, fund accounting and sub-administration fees	6,679
Accrued other expenses	24,795
Total liabilities	49,424

Net Assets	$23,351,709
Net Assets Consist of:
Capital paid in	$10,785,328
Total distributable earnings (loss)	12,566,381
Net Assets	$23,351,709
Shares outstanding ($0.01 par value; unlimited shares authorized)	411,908
Net asset value per share	$56.69
The accompanying Notes are an integral part of these financial statements.
6	Statement of Assets and Liabilities

State Street U.S. Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2024 (Unaudited)
Investment Income
Income
Dividend	$120,195
Income from affiliated investments	15,358
Less: Foreign taxes withheld	(93)
Total income	135,460
Expenses
Advisory and administration fees	61,634
Directors' fees	10,599
Custody, fund accounting and sub-administration fees	9,990
Professional fees	15,060
Other expenses	1,229
Total expenses	98,512
Net investment income (loss)	$36,948
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,014,572
Futures	36,750
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	1,455,847
Futures	(6,536)
Net realized and unrealized gain (loss) on investments	3,500,633
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,537,581
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	7

State Street U.S. Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$36,948	$97,131
Net realized gain (loss) on investments and futures	2,051,322	1,990,080
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	1,449,311	2,919,583
Net increase (decrease) from operations	3,537,581	5,006,794
Distributions to shareholders:
Total distributions	—	(1,515,250)
Increase (decrease) in assets from operations and distributions	3,537,581	3,491,544
Share transactions:
Proceeds from sale of shares	152,502	253,428
Value of distributions reinvested	—	1,515,250
Cost of shares redeemed	(1,508,048)	(4,539,387)
Net increase (decrease) from share transactions	(1,355,546)	(2,770,709)
Total increase (decrease) in net assets	2,182,035	720,835
Net Assets
Beginning of period	21,169,674	20,448,839
End of period	$23,351,709	$21,169,674
Changes in Fund Shares
Shares sold	2,886	5,608
Issued for distributions reinvested	—	31,281
Shares redeemed	(28,292)	(101,242)
Net increase (decrease) in fund shares	(25,406)	(64,353)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
8	Statements of Changes in Net Assets

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the "Fund"), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
Notes to Financial Statements	9

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
10	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$2,395	$—	$2,395

Notes to Financial Statements	11

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$36,750	$—	$36,750

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(6,536)	$—	$(6,536)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedule of Investments.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$5,630,147	$7,021,624
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending
12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$13,625,613	$10,138,613	$429,279	$9,709,334
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2024.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2024 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street U.S. Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns.  Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
14

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
15

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year.  The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
16

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023.  For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 5- and 10-year periods and was above the medians of its Performance Group and Performance Universe for the 3-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1- and 5-year periods and was below the Benchmark for the 3- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
17

State Street U.S. Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
18

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 91.6% †
Apparel Retail - 1.1%
Ross Stores, Inc.	2,758	$400,793
Application Software - 4.5%
Adobe, Inc. (a)	1,528	848,865
Salesforce, Inc.	2,306	592,873
Synopsys, Inc. (a)	300	178,518
		1,620,256
Automobile Manufacturers - 0.5%
Tesla, Inc. (a)(b)	933	184,622
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc. (a)(b)	5,014	412,803
Vertex Pharmaceuticals, Inc. (a)	1,014	475,282
		888,085
Broadline Retail - 7.4%
Amazon.com, Inc. (a)	13,718	2,651,003
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	821	444,818
Electrical Components & Equipment - 1.0%
Eaton Corp. PLC	1,085	340,202
Financial Exchanges & Data - 1.4%
S&P Global, Inc.	1,107	493,722
Healthcare Equipment - 1.0%
Boston Scientific Corp. (a)	4,436	341,616
Home Improvement Retail - 1.9%
Home Depot, Inc.	1,941	668,170
Industrial Machinery & Supplies & Components - 1.5%
Parker-Hannifin Corp. (b)	1,077	544,757
Interactive Media & Services - 14.1%
Alphabet, Inc., Class A	8,070	1,469,951
Alphabet, Inc., Class C	8,895	1,631,521
Meta Platforms, Inc., Class A	3,838	1,935,196
		5,036,668
Life Sciences Tools & Services - 1.9%
Thermo Fisher Scientific, Inc.	1,210	669,130
	Number of Shares	Fair Value
Managed Healthcare - 2.6%
UnitedHealth Group, Inc.	1,852	$943,149
Other Specialty Retail - 1.2%
Ulta Beauty, Inc. (a)	1,070	412,881
Pharmaceuticals - 1.5%
AstraZeneca PLC ADR	6,943	541,485
Semiconductor Materials & Equipment - 2.5%
Applied Materials, Inc.	2,339	551,981
ASML Holding NV	333	340,569
		892,550
Semiconductors - 16.4%
Broadcom, Inc.	728	1,168,826
NVIDIA Corp.	34,391	4,248,664
ON Semiconductor Corp. (a)	6,403	438,926
		5,856,416
Soft Drinks & Non-alcoholic Beverages - 1.0%
Monster Beverage Corp. (a)	7,240	361,638
Systems Software - 14.2%
Microsoft Corp.	9,751	4,358,209
ServiceNow, Inc. (a)	880	692,270
		5,050,479
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	7,638	1,608,715
Telecom Tower REITs - 1.6%
American Tower Corp.	2,861	556,121
Trading Companies & Distributors - 1.6%
United Rentals, Inc.	888	574,296
Transaction & Payment Processing Services - 4.5%
Mastercard, Inc., Class A	1,689	745,119
Visa, Inc., Class A	3,275	859,589
		1,604,708
Total Common Stock (Cost $12,446,753)		32,686,280

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Exchange Traded & Mutual Funds - 4.2%
Technology Select Sector SPDR Fund (Cost $1,375,372)	6,662	$1,507,145
Total Exchange Traded & Mutual Funds (Cost $1,375,372)		1,507,145
Total Investments in Securities (Cost $13,822,125)		34,193,425
Short-Term Investments - 4.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (b)(c)(d) (Cost $1,479,626)	1,479,626	1,479,626
Total Investments (Cost $15,301,751)		35,673,051
Other Assets and Liabilities, net - 0.0%*		2,126
NET ASSETS - 100.0%		$35,675,177

Other Information:
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2024	4	$1,099,052	$1,104,300	$5,248
During the period ended June 30, 2024, the average notional value related to long futures contracts was $555,989.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SPDR - Standard and Poor's Depositary Receipt

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$32,686,280	$—	$—	$32,686,280
Exchange Traded & Mutual Funds	1,507,145	—	—	1,507,145
Short-Term Investments	1,479,626	—	—	1,479,626
Total Investments in Securities	$35,673,051	$—	$—	$35,673,051
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$5,248	$—	$—	$5,248
Total Other Financial Instruments	$5,248	$—	$—	$5,248

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	902,796	$902,796	$4,779,871	$4,203,041	$—	$—	1,479,626	$1,479,626	$22,218
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						12/12/97
Net asset value, beginning of period	$110.25	$77.05	$126.76	$122.96	$100.89	$82.51
Income/(loss) from investment operations:
Net investment income (loss)(b)	(0.11)	(0.09)	(0.32)	(0.44)	(0.22)	0.03
Net realized and unrealized gains/(losses) on investments	24.60	35.75	(38.35)	31.51	34.12	30.84
Total income/(loss) from investment operations	24.49	35.66	(38.67)	31.07	33.90	30.87
Less distributions from:
Net investment income	—	—	—	—	(0.04)	—
Net realized gains	—	(2.46)	(11.04)	(27.27)	(11.79)	(12.49)
Total distributions	—	(2.46)	(11.04)	(27.27)	(11.83)	(12.49)
Net asset value, end of period	$134.74	$110.25	$77.05	$126.76	$122.96	$100.89
Total Return(c)	22.21%	46.28%	(30.43)%	24.97%	33.61%	37.33%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$35,675	$32,045	$25,498	$41,961	$39,144	$35,502
Ratios to average net assets:
Gross expenses	0.88%(d)	0.91%	0.93%	0.88%	0.89%	0.91%
Net investment income (loss)	(0.17)%(d)	(0.09)%	(0.31)%	(0.32)%	(0.19)%	0.03%
Portfolio turnover rate	18%	24%	23%	30%	22%	22%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
4	Financial Highlights

State Street Premier Growth Equity V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $13,822,125)	$34,193,425
Investments in affiliated securities, at fair value (cost $1,479,626)	1,479,626
Net cash collateral on deposit with broker for future contracts	41,722
Income receivables	5,530
Income receivable from affiliated investments	4,969
Receivable for accumulated variation margin on futures contracts	5,259
Total assets	35,730,531
Liabilities
Payable for fund shares redeemed	2,096
Payable to the Adviser	18,746
Payable for custody, fund accounting and sub-administration fees	7,248
Accrued other expenses	27,264
Total liabilities	55,354

Net Assets	$35,675,177
Net Assets Consist of:
Capital paid in	$10,339,610
Total distributable earnings (loss)	25,335,567
Net Assets	$35,675,177
Shares outstanding ($0.01 par value; unlimited shares authorized)	264,779
Net asset value per share	$134.74
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	5

State Street Premier Growth Equity V.I.S. Fund
Statement of Operations — For the period ended June 30, 2024 (Unaudited)
Investment Income
Income
Dividend	$97,176
Income from affiliated investments	22,218
Less: Foreign taxes withheld	(238)
Total income	119,156
Expenses
Advisory and administration fees	109,924
Directors' fees	10,634
Custody, fund accounting and sub-administration fees	10,739
Professional fees	15,086
Other expenses	2,269
Total expenses	148,652
Net investment income (loss)	$(29,496)
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$4,443,077
Futures	71,527
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	2,347,627
Futures	(21,531)
Net realized and unrealized gain (loss) on investments	6,840,700
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,811,204
The accompanying Notes are an integral part of these financial statements.
6	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(29,496)	$(26,128)
Net realized gain (loss) on investments and futures	4,514,604	1,154,522
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	2,326,096	9,800,096
Net increase (decrease) from operations	6,811,204	10,928,490
Distributions to shareholders:
Total distributions	—	(702,283)
Increase (decrease) in assets from operations and distributions	6,811,204	10,226,207
Share transactions:
Proceeds from sale of shares	32,851	282,062
Value of distributions reinvested	—	702,283
Cost of shares redeemed	(3,213,594)	(4,663,584)
Net increase (decrease) from share transactions	(3,180,743)	(3,679,239)
Total increase (decrease) in net assets	3,630,461	6,546,968
Net Assets
Beginning of period	32,044,716	25,497,748
End of period	$35,675,177	$32,044,716
Changes in Fund Shares
Shares sold	260	2,971
Issued for distributions reinvested	—	6,362
Shares redeemed	(26,130)	(49,598)
Net increase (decrease) in fund shares	(25,870)	(40,265)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	7

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the "Fund"), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
8	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Notes to Financial Statements	9

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Fund entered into futures contracts for cash equitization.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$5,259	$—	$5,259

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$71,527	$—	$71,527

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(21,531)	$—	$(21,531)
10	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
4.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedule of Investments.
5.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$5,847,081	$9,586,778
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$15,509,699	$20,564,330	$395,730	$20,168,600
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2024.
9.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2024 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
13

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings, by Independent Counsel requesting specific information from each of:
14

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
15

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 5- and 10-year periods and was below the Benchmark for the 3-year period.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
16

State Street Premier Growth Equity V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
17

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Income V.I.S. Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 95.8% †
U.S. Treasuries - 31.7%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$105,000	$69,973
3.00%, 08/15/48 (a)	286,000	217,002
4.13%, 08/15/53 (a)	137,000	127,603
4.38%, 08/15/43 (a)	96,000	92,685
U.S. Treasury Notes
0.25%, 07/31/25 (a)	50,900	48,337
0.75%, 01/31/28 (a)	283,000	248,465
1.63%, 05/15/31 (a)	85,000	71,347
2.75%, 08/15/32 (a)	619,000	550,813
3.50%, 04/30/28 (a)	64,000	61,905
3.88%, 12/31/27 - 08/15/33 (a)	888,100	856,790
4.25%, 10/15/25 (a)	46,000	45,563
4.63%, 10/15/26 - 05/31/31 (a)	590,000	594,604
5.00%, 09/30/25 (a)	61,000	60,976
		3,046,063
Agency Mortgage Backed - 30.0%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	276,288	241,608
4.50%, 06/01/33 - 02/01/35 (a)	1,016	992
5.00%, 07/01/35 (a)	12,518	12,424
5.50%, 01/01/38 (a)	11,246	11,402
6.00%, 04/01/29 - 11/01/37 (a)	37,422	38,473
6.50%, 02/01/29 (a)	12	13
6.93%, 06/01/26 (a)(b)	60,000	62,140
7.00%, 12/01/29 - 08/01/36 (a)	9,285	9,812
7.50%, 01/01/30 - 09/01/33 (a)	1,237	1,271
8.00%, 11/01/30 (a)	1,940	2,016
8.50%, 04/01/30 (a)	1,828	1,974
Federal National Mortgage Association
2.50%, 03/01/51 (a)	220,959	180,379
3.00%, 03/01/50 (a)	49,549	42,753
3.50%, 08/01/45 - 01/01/48 (a)	98,537	89,026
4.00%, 01/01/41 - 01/01/50 (a)	143,060	133,512
4.50%, 07/01/33 - 12/01/48 (a)	57,711	55,645
	Principal Amount	Fair Value
5.00%, 03/01/34 - 08/01/35 (a)	$13,398	$13,281
5.50%, 12/01/32 - 01/01/39 (a)	50,930	51,476
6.00%, 02/01/33 - 07/01/35 (a)	58,701	60,297
6.50%, 01/01/29 - 08/01/34 (a)	7,757	8,047
7.00%, 10/01/32 - 02/01/34 (a)	3,809	4,003
7.50%, 12/01/26 - 03/01/33 (a)	3,844	3,953
8.00%, 08/01/25 - 10/01/31 (a)	1,114	1,129
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.97%, 04/01/37 (a)(c)	439	441
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	227,868	203,017
3.50%, 08/20/48 (a)	40,576	36,799
4.00%, 01/20/41 - 04/20/43 (a)	40,050	37,991
4.50%, 08/15/33 - 03/20/41 (a)	30,038	29,422
6.00%, 04/15/27 - 04/15/34 (a)	34,470	35,262
6.50%, 04/15/28 - 08/15/34 (a)	11,914	12,296
7.00%, 01/15/28 - 10/15/36 (a)	8,070	8,191
Government National Mortgage Association 1 yr. CMT + 1.50%
3.75%, 12/20/24 (a)(c)	19	19
4.63%, 02/20/26 (a)(c)	33	33
Government National Mortgage Association REMICS 30 day USD SOFR Average + 5.85%
0.52%, 05/20/64 (c)(d)	337,802	13,256
Government National Mortgage Association, TBA
5.00%, 07/20/54	137,600	133,977
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/54	297,304	232,507
2.50%, 07/01/54	564,513	460,962
3.00%, 07/01/54	200,000	170,096
3.50%, 07/01/54	170,477	150,830

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.00%, 07/01/54	$239,653	$231,566
5.50%, 07/01/39	103,139	103,340
		2,885,631
Agency Collateralized Mortgage Obligations - 1.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	55,000	49,502
4.05%, 09/25/28 (a)(c)	31,000	30,071
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (d)	5,863	766
7.50%, 07/15/27 (d)	311	20
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	45	42
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (c)(d)	229,779	4,018
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (e)	5,282	4,227
4.50%, 08/25/35 - 01/25/36 (d)	5,681	747
5.00%, 03/25/38 - 05/25/38 (d)	3,683	588
5.50%, 12/25/33 (d)	1,679	279
6.00%, 01/25/35 (d)	2,976	508
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (c)(d)	11,142	297
5.00%, 09/25/40 (d)	2,177	212
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 5.89%
0.55%, 07/25/38 (c)(d)	2,192	155
Federal National Mortgage Association REMICS 30 day USD SOFR Average + 6.44%
1.10%, 11/25/41 (c)(d)	101,802	10,567
		101,999
Corporate Notes - 26.5%
3M Co.
3.13%, 09/19/46 (a)	2,000	1,346
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	3,000	2,794
	Principal Amount	Fair Value
Abbott Laboratories
3.75%, 11/30/26 (a)	$4,000	$3,902
4.90%, 11/30/46 (a)	3,000	2,825
AbbVie, Inc.
2.60%, 11/21/24 (a)	5,000	4,946
2.95%, 11/21/26 (a)	3,000	2,859
3.20%, 05/14/26 - 11/21/29 (a)	5,000	4,685
4.05%, 11/21/39 (a)	3,000	2,603
4.25%, 11/21/49 (a)	2,000	1,664
4.30%, 05/14/36 (a)	3,000	2,758
4.40%, 11/06/42 (a)	2,000	1,757
4.63%, 10/01/42 (a)	2,000	1,801
4.88%, 11/14/48 (a)	3,000	2,755
5.05%, 03/15/34 (a)	2,000	1,994
5.40%, 03/15/54 (a)	4,000	3,958
5.50%, 03/15/64 (a)	3,000	2,961
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	3,000	2,532
AEP Texas, Inc.
3.45%, 05/15/51 (a)	3,000	1,974
5.70%, 05/15/34 (a)	6,000	5,958
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	3,000	2,872
Aetna, Inc.
3.50%, 11/15/24 (a)	2,000	1,983
Aircastle Ltd.
4.25%, 06/15/26 (a)	3,000	2,924
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	3,000	2,258
2.95%, 03/15/34 (a)	3,000	2,426
3.55%, 03/15/52 (a)	3,000	2,012
4.70%, 07/01/30 (a)	3,000	2,898
Allstate Corp.
4.20%, 12/15/46 (a)	2,000	1,615
Allstate Corp. 3 mo. Term SOFR + 3.20%
8.52%, 08/15/53 (a)(c)	7,000	7,000
Ally Financial, Inc.
2.20%, 11/02/28 (a)	3,000	2,598
Altria Group, Inc.
3.40%, 02/04/41 (a)	4,000	2,879
4.00%, 02/04/61 (a)	2,000	1,385
4.25%, 08/09/42 (a)	2,000	1,590
4.45%, 05/06/50 (a)	3,000	2,303
4.50%, 05/02/43 (a)	3,000	2,465
Amazon.com, Inc.
1.50%, 06/03/30 (a)	2,000	1,666

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
2.50%, 06/03/50 (a)	$3,000	$1,835
2.70%, 06/03/60 (a)	3,000	1,766
2.88%, 05/12/41 (a)	2,000	1,468
3.15%, 08/22/27 (a)	2,000	1,900
3.25%, 05/12/61 (a)	3,000	2,001
4.05%, 08/22/47 (a)	3,000	2,499
Ameren Corp.
3.65%, 02/15/26 (a)	3,000	2,909
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	3,000	2,554
3.25%, 03/01/50 (a)	3,000	1,968
American Honda Finance Corp.
5.85%, 10/04/30 (a)	11,000	11,475
American Tower Corp.
1.50%, 01/31/28 (a)	2,000	1,752
2.90%, 01/15/30 (a)	2,000	1,764
3.70%, 10/15/49 (a)	3,000	2,171
3.80%, 08/15/29 (a)	2,000	1,859
American Water Capital Corp.
2.95%, 09/01/27 (a)	6,000	5,617
5.45%, 03/01/54 (a)	6,000	5,795
Amgen, Inc.
2.45%, 02/21/30 (a)	2,000	1,744
3.00%, 01/15/52 (a)	2,000	1,306
3.15%, 02/21/40 (a)	3,000	2,242
5.51%, 03/02/26 (a)	3,000	3,000
5.60%, 03/02/43 (a)	3,000	2,956
5.65%, 03/02/53 (a)	3,000	2,956
5.75%, 03/02/63 (a)	3,000	2,941
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	10,000	9,529
4.90%, 02/01/46 (a)	8,000	7,367
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	4,000	3,716
4.35%, 06/01/40 (a)	4,000	3,528
4.38%, 04/15/38 (a)	8,000	7,282
4.75%, 04/15/58 (a)	6,000	5,313
5.55%, 01/23/49 (a)	2,000	2,015
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	2,000	1,221
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)(f)	5,000	5,027
	Principal Amount	Fair Value
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(f)	$2,000	$1,746
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 yr. CMT thereafter)
4.95%, 01/14/50 (a)(c)(f)	5,000	4,880
Apple, Inc.
2.20%, 09/11/29 (a)	3,000	2,661
2.65%, 02/08/51 (a)	4,000	2,528
2.80%, 02/08/61 (a)	2,000	1,221
2.95%, 09/11/49 (a)	3,000	2,049
3.45%, 02/09/45 (a)	2,000	1,552
3.95%, 08/08/52 (a)	3,000	2,435
4.85%, 05/10/53 (a)	4,000	3,877
Applied Materials, Inc.
4.35%, 04/01/47 (a)	2,000	1,746
4.80%, 06/15/29 (a)	10,000	9,985
Aptiv PLC
4.40%, 10/01/46 (a)	3,000	2,341
ArcelorMittal SA
4.55%, 03/11/26 (a)	9,000	8,836
6.00%, 06/17/34 (a)	3,000	2,998
6.35%, 06/17/54 (a)	6,000	5,833
6.80%, 11/29/32 (a)	2,000	2,110
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	2,000	1,895
ARES Capital Corp.
2.88%, 06/15/28 (a)	3,000	2,659
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	3,000	2,069
Ascension Health
4.85%, 11/15/53 (a)	7,000	6,662
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	3,000	2,660
5.00%, 02/26/34 (a)	5,000	4,971
AstraZeneca PLC
3.00%, 05/28/51 (a)	3,000	2,007
4.00%, 01/17/29 (a)	3,000	2,890
4.38%, 08/17/48 (a)	2,000	1,720
AT&T, Inc.
2.75%, 06/01/31 (a)	8,000	6,852
3.65%, 06/01/51 (a)	7,000	4,943
3.85%, 06/01/60 (a)	5,000	3,489
4.35%, 03/01/29 (a)	2,000	1,939
4.50%, 05/15/35 (a)	3,000	2,762
4.55%, 03/09/49 (a)	2,000	1,657
4.75%, 05/15/46 (a)	2,000	1,731
5.40%, 02/15/34 (a)	2,000	2,000

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Athene Holding Ltd.
4.13%, 01/12/28 (a)	$2,000	$1,928
6.15%, 04/03/30 (a)	3,000	3,101
Atmos Energy Corp.
6.20%, 11/15/53 (a)	3,000	3,234
Avangrid, Inc.
3.15%, 12/01/24 (a)	4,000	3,953
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	4,000	3,763
Bank of America Corp.
3.25%, 10/21/27 (a)	3,000	2,838
4.18%, 11/25/27 (a)	2,000	1,931
4.25%, 10/22/26 (a)	2,000	1,949
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(c)	3,000	2,662
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(c)	2,000	1,304
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 mo. Term SOFR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	1,973
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(c)	2,000	1,916
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(c)	2,000	1,759
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(c)	2,000	1,574
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 mo. Term SOFR thereafter)
4.30%, 01/28/25 (a)(c)	5,000	4,913
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(c)	5,000	4,948
	Principal Amount	Fair Value
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(c)	$2,000	$1,997
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(c)	6,000	6,171
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(c)	4,000	3,852
Bank of Nova Scotia 3 mo. Term SOFR + 2.91%
8.21%, 10/12/24 (a)(c)	6,000	5,863
BAT Capital Corp.
2.73%, 03/25/31 (a)	2,000	1,688
4.39%, 08/15/37 (a)	3,000	2,531
4.54%, 08/15/47 (a)	2,000	1,537
5.83%, 02/20/31 (a)	5,000	5,068
6.00%, 02/20/34 (a)	3,000	3,033
7.08%, 08/02/53 (a)	3,000	3,193
Baxter International, Inc.
1.92%, 02/01/27 (a)	6,000	5,498
2.27%, 12/01/28 (a)	3,000	2,643
3.13%, 12/01/51 (a)	3,000	1,885
3.95%, 04/01/30 (a)	3,000	2,799
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	5,000	4,812
4.67%, 06/06/47 (a)	3,000	2,616
4.69%, 12/15/44 (a)	2,000	1,760
5.11%, 02/08/34 (a)	6,000	5,903
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	2,000	1,877
3.70%, 07/15/30 (a)	3,000	2,791
3.80%, 07/15/48 (a)	3,000	2,209
4.25%, 10/15/50 (a)	2,000	1,569
6.13%, 04/01/36 (a)	3,000	3,144
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	4,000	2,573
4.25%, 01/15/49 (a)	2,000	1,709
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	2,000	1,963
Biogen, Inc.
2.25%, 05/01/30 (a)	3,000	2,553
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	15,000	14,644

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Block Financial LLC
2.50%, 07/15/28 (a)	$3,000	$2,689
3.88%, 08/15/30 (a)	3,000	2,751
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	2,000	1,955
Boeing Co.
2.70%, 02/01/27 (a)	2,000	1,844
2.95%, 02/01/30 (a)	2,000	1,714
3.25%, 03/01/28 (a)	3,000	2,733
3.75%, 02/01/50 (a)	2,000	1,312
5.04%, 05/01/27 (a)	3,000	2,934
5.15%, 05/01/30 (a)	3,000	2,880
5.81%, 05/01/50 (a)	3,000	2,709
Boston Properties LP
3.40%, 06/21/29 (a)	4,000	3,555
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	3,000	1,954
3.38%, 02/08/61 (a)	4,000	2,642
4.81%, 02/13/33 (a)	4,000	3,878
5.23%, 11/17/34 (a)	10,000	9,926
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(c)	5,000	4,724
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	2,000	1,622
2.35%, 11/13/40 (a)	2,000	1,324
3.20%, 06/15/26 (a)	2,000	1,928
3.40%, 07/26/29 (a)	2,000	1,864
4.13%, 06/15/39 (a)	3,000	2,603
4.25%, 10/26/49 (a)	3,000	2,443
4.55%, 02/20/48 (a)	2,000	1,716
5.20%, 02/22/34 (a)	5,000	4,991
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	4,000	3,567
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	3,000	2,402
3.42%, 04/15/33 (a)(f)	5,000	4,309
3.47%, 04/15/34 (a)(f)	2,000	1,704
4.15%, 11/15/30 (a)	2,000	1,889
4.30%, 11/15/32 (a)	2,000	1,869
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,742
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	3,000	2,865
	Principal Amount	Fair Value
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	$2,000	$1,633
4.55%, 09/01/44 (a)	3,000	2,638
Campbell Soup Co.
5.40%, 03/21/34 (a)	5,000	4,970
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	3,000	2,886
4.95%, 06/01/47 (a)	2,000	1,739
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	3,000	2,768
3.50%, 05/01/50 (a)	3,000	2,162
Capital One Financial Corp.
3.75%, 07/28/26 (a)	3,000	2,896
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	3,000	2,415
Carrier Global Corp.
2.72%, 02/15/30 (a)	3,000	2,650
3.58%, 04/05/50 (a)	2,000	1,452
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	3,000	2,482
3.75%, 02/15/52 (a)	3,000	2,118
Centene Corp.
3.00%, 10/15/30 (a)	3,000	2,566
4.25%, 12/15/27 (a)	13,000	12,412
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	3,000	2,525
Charles Schwab Corp.
2.45%, 03/03/27 (a)	22,000	20,517
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(c)	6,000	5,124
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(c)	7,000	7,090
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(c)	3,000	3,124
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	2,000	1,344
3.70%, 04/01/51 (a)	9,000	5,494
4.80%, 03/01/50 (a)	3,000	2,205
6.55%, 06/01/34 (a)	7,000	7,012

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	$4,000	$3,810
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)(f)	5,000	4,994
Chesapeake Energy Corp.
6.75%, 04/15/29 (a)(f)	17,000	17,016
Chevron USA, Inc.
3.85%, 01/15/28 (a)	2,000	1,941
3.90%, 11/15/24 (a)	2,000	1,988
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	2,000	1,727
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	3,000	2,492
Cigna Group
2.40%, 03/15/30 (a)	3,000	2,596
3.25%, 04/15/25 (a)	2,000	1,964
3.40%, 03/01/27 (a)	5,000	4,780
4.38%, 10/15/28 (a)	3,000	2,913
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	4,000	3,922
5.35%, 02/26/64 (a)	4,000	3,890
5.90%, 02/15/39 (a)	3,000	3,187
Citigroup, Inc.
4.45%, 09/29/27 (a)	3,000	2,925
4.65%, 07/23/48 (a)	7,000	6,102
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	4,000	3,563
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(c)	4,000	3,346
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(c)	6,000	5,867
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(c)	4,000	4,069
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	4,000	3,780
Clorox Co.
1.80%, 05/15/30 (a)	2,000	1,668
CME Group, Inc.
3.75%, 06/15/28 (a)	2,000	1,926
	Principal Amount	Fair Value
CMS Energy Corp.
4.88%, 03/01/44 (a)	$2,000	$1,801
Coca-Cola Co.
2.60%, 06/01/50 (a)	3,000	1,864
2.75%, 06/01/60 (a)	3,000	1,817
Comcast Corp.
2.80%, 01/15/51 (a)	3,000	1,849
2.94%, 11/01/56 (a)	3,000	1,810
2.99%, 11/01/63 (a)	3,000	1,760
3.20%, 07/15/36 (a)	3,000	2,424
3.25%, 11/01/39 (a)	3,000	2,308
3.97%, 11/01/47 (a)	3,000	2,338
4.15%, 10/15/28 (a)	3,000	2,905
5.65%, 06/01/54 (a)	5,000	4,993
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	3,000	2,824
5.40%, 11/01/48 (a)	2,000	1,841
ConocoPhillips Co.
4.30%, 11/15/44 (a)	2,000	1,697
5.55%, 03/15/54 (a)	3,000	2,955
5.70%, 09/15/63 (a)	3,000	2,991
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	3,000	2,754
3.88%, 06/15/47 (a)	2,000	1,542
3.95%, 04/01/50 (a)	3,000	2,344
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	2,000	1,814
3.70%, 12/06/26 (a)	2,000	1,931
4.50%, 05/09/47 (a)	2,000	1,670
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	3,000	3,188
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	3,000	2,424
COPT Defense Properties LP
2.00%, 01/15/29 (a)	3,000	2,547
2.25%, 03/15/26 (a)	3,000	2,833
2.75%, 04/15/31 (a)	3,000	2,481
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	9,000	8,061
Corning, Inc.
4.38%, 11/15/57 (a)	2,000	1,568
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	8,000	7,981
Crown Castle, Inc.
2.90%, 03/15/27 (a)	3,000	2,816
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	4,000	3,757

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	$6,000	$5,105
CubeSmart LP
2.50%, 02/15/32 (a)	3,000	2,453
4.38%, 02/15/29 (a)	3,000	2,874
CVS Health Corp.
3.00%, 08/15/26 (a)	2,000	1,905
3.63%, 04/01/27 (a)	3,000	2,878
3.75%, 04/01/30 (a)	3,000	2,761
4.25%, 04/01/50 (a)	3,000	2,281
4.78%, 03/25/38 (a)	3,000	2,679
5.00%, 12/01/24 (a)	4,000	3,986
5.13%, 07/20/45 (a)	2,000	1,759
5.30%, 06/01/33 - 12/05/43 (a)	5,000	4,742
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	2,000	1,999
6.02%, 06/15/26 (a)	2,000	2,021
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	2,000	1,783
3.25%, 11/15/39 (a)	3,000	2,371
3.40%, 11/15/49 (a)	3,000	2,157
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	2,000	1,759
4.40%, 03/24/51 (a)	3,000	2,391
5.40%, 04/18/34 (a)	5,000	4,949
Digital Realty Trust LP
3.60%, 07/01/29 (a)	4,000	3,708
Discovery Communications LLC
3.95%, 03/20/28 (a)	2,000	1,870
5.00%, 09/20/37 (a)	3,000	2,567
Dollar General Corp.
3.50%, 04/03/30 (a)	2,000	1,827
4.13%, 04/03/50 (a)	2,000	1,517
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	3,000	2,956
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(b)	4,000	3,985
3.38%, 04/01/30 (a)	4,000	3,613
Dover Corp.
2.95%, 11/04/29 (a)	3,000	2,711
Dow Chemical Co.
2.10%, 11/15/30 (a)	3,000	2,530
3.60%, 11/15/50 (a)	3,000	2,088
4.25%, 10/01/34 (a)	3,000	2,738
5.15%, 02/15/34 (a)	3,000	2,937
6.30%, 03/15/33 (a)	3,000	3,165
	Principal Amount	Fair Value
DTE Energy Co.
2.85%, 10/01/26 (a)	$5,000	$4,734
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	3,000	2,310
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,000	3,350
3.30%, 06/15/41 (a)	2,000	1,451
3.50%, 06/15/51 (a)	2,000	1,349
3.75%, 09/01/46 (a)	3,000	2,185
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 yr. CMT thereafter)
4.88%, 09/16/24 (a)(c)	9,000	8,948
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	7,000	5,622
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	2,000	1,881
Eastman Chemical Co.
4.65%, 10/15/44 (a)	2,000	1,675
Eaton Corp.
3.10%, 09/15/27 (a)	2,000	1,888
Edison International
4.95%, 04/15/25 (a)	6,000	5,955
EIDP, Inc.
2.30%, 07/15/30 (a)	2,000	1,721
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,000	2,450
Elevance Health, Inc.
2.88%, 09/15/29 (a)	3,000	2,699
3.60%, 03/15/51 (a)	3,000	2,155
3.70%, 09/15/49 (a)	3,000	2,215
5.65%, 06/15/54 (a)	5,000	4,944
Eli Lilly & Co.
5.00%, 02/09/54 (a)	3,000	2,865
5.10%, 02/09/64 (a)	3,000	2,858
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	3,000	2,473
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	1,821
2.75%, 10/15/50 (a)	2,000	1,276
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,908
Enbridge, Inc.
1.60%, 10/04/26 (a)	3,000	2,762
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(c)	7,000	6,594

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Energy Transfer LP
5.25%, 07/01/29 (a)	$20,000	$19,882
5.30%, 04/01/44 - 04/15/47 (a)	5,000	4,458
5.35%, 05/15/45 (a)	2,000	1,790
5.75%, 02/15/33 (a)	3,000	3,025
6.10%, 12/01/28 (a)	3,000	3,089
6.40%, 12/01/30 (a)	3,000	3,153
6.50%, 02/01/42 (a)	2,000	2,072
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 yr. CMT thereafter)
6.75%, 05/15/25 (a)(c)	19,000	18,904
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	6,000	4,906
4.85%, 01/31/34 (a)	8,000	7,770
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(c)	3,000	2,872
EOG Resources, Inc.
4.95%, 04/15/50 (a)	3,000	2,752
5.10%, 01/15/36 (a)	2,000	1,937
Equinix, Inc.
1.25%, 07/15/25 (a)	3,000	2,866
2.15%, 07/15/30 (a)	2,000	1,676
ERP Operating LP
4.50%, 07/01/44 (a)	6,000	5,082
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	3,000	2,632
3.13%, 12/01/49 (a)	2,000	1,336
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	3,000	1,854
Eversource Energy
3.45%, 01/15/50 (a)	3,000	2,054
Exelon Corp.
4.05%, 04/15/30 (a)	3,000	2,817
4.45%, 04/15/46 (a)	3,000	2,477
4.70%, 04/15/50 (a)	2,000	1,689
5.60%, 03/15/53 (a)	5,000	4,810
Extra Space Storage LP
2.20%, 10/15/30 (a)	4,000	3,321
5.90%, 01/15/31 (a)	2,000	2,042
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	2,000	1,755
	Principal Amount	Fair Value
3.45%, 04/15/51 (a)	$2,000	$1,444
FedEx Corp.
4.10%, 02/01/45 (a)	4,000	3,144
FirstEnergy Corp.
3.40%, 03/01/50 (a)	2,000	1,328
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	2,000	1,654
Fiserv, Inc.
3.50%, 07/01/29 (a)	3,000	2,774
4.40%, 07/01/49 (a)	3,000	2,434
Florida Power & Light Co.
2.85%, 04/01/25 (a)	2,000	1,961
4.13%, 02/01/42 (a)	4,000	3,372
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	3,000	2,496
Flowserve Corp.
2.80%, 01/15/32 (a)	3,000	2,462
Fox Corp.
6.50%, 10/13/33 (a)	3,000	3,144
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	3,000	2,837
GA Global Funding Trust
1.63%, 01/15/26 (a)(f)	3,000	2,819
General Dynamics Corp.
4.25%, 04/01/50 (a)	3,000	2,527
General Mills, Inc.
3.00%, 02/01/51 (a)	3,000	1,916
General Motors Co.
5.20%, 04/01/45 (a)	3,000	2,632
5.40%, 04/01/48 (a)	2,000	1,791
6.13%, 10/01/25 (a)	2,000	2,010
6.80%, 10/01/27 (a)	3,000	3,115
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	2,000	1,873
2.35%, 01/08/31 (a)	2,000	1,641
5.25%, 03/01/26 (a)	6,000	5,966
5.85%, 04/06/30 (a)	9,000	9,108
6.10%, 01/07/34 (a)	7,000	7,077
Genuine Parts Co.
2.75%, 02/01/32 (a)	3,000	2,491
Georgia Power Co.
5.25%, 03/15/34 (a)	11,000	10,969
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(f)	2,000	1,913
3.60%, 03/01/25 (a)(f)	7,000	6,904
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	2,000	1,376
3.50%, 02/01/25 (a)	2,000	1,975

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
3.65%, 03/01/26 (a)	$2,000	$1,945
4.15%, 03/01/47 (a)	3,000	2,438
4.60%, 09/01/35 (a)	3,000	2,831
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	3,000	2,809
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	4,000	3,941
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	2,000	1,933
4.25%, 10/21/25 (a)	2,000	1,965
5.15%, 05/22/45 (a)	3,000	2,806
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(c)	4,000	3,287
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(c)	4,000	2,809
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(c)	4,000	2,963
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(c)	4,000	3,017
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(c)	2,000	1,897
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(c)	2,000	1,701
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(c)	2,000	1,925
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	4,000	3,699
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	4,000	3,839
	Principal Amount	Fair Value
Halliburton Co.
5.00%, 11/15/45 (a)	$2,000	$1,811
Harley-Davidson Financial Services, Inc.
5.95%, 06/11/29 (a)(f)	11,000	10,961
Hartford Financial Services Group, Inc. 3 mo. Term SOFR + 2.39%
7.71%, 02/12/67 (a)(c)(f)	2,000	1,781
HCA, Inc.
3.13%, 03/15/27 (a)	5,000	4,724
3.38%, 03/15/29 (a)	3,000	2,757
3.50%, 09/01/30 (a)	3,000	2,706
3.63%, 03/15/32 (a)	3,000	2,642
4.63%, 03/15/52 (a)	2,000	1,615
5.38%, 02/01/25 (a)	21,000	20,924
5.60%, 04/01/34 (a)	5,000	4,968
6.00%, 04/01/54 (a)	2,000	1,973
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	3,000	2,532
3.20%, 06/01/50 (a)(f)	2,000	1,288
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	3,000	2,366
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	3,000	2,499
Hess Corp.
5.60%, 02/15/41 (a)	2,000	1,996
5.80%, 04/01/47 (a)	2,000	2,025
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	3,000	3,151
Highwoods Realty LP
4.13%, 03/15/28 (a)	3,000	2,806
4.20%, 04/15/29 (a)	2,000	1,831
Home Depot, Inc.
2.70%, 04/15/30 (a)	2,000	1,782
3.35%, 04/15/50 (a)	3,000	2,133
3.50%, 09/15/56 (a)	3,000	2,128
3.90%, 12/06/28 (a)	2,000	1,932
4.50%, 12/06/48 (a)	2,000	1,734
5.40%, 06/25/64 (a)	5,000	4,873
Honeywell International, Inc.
1.75%, 09/01/31 (a)	3,000	2,431
2.70%, 08/15/29 (a)	2,000	1,810
5.25%, 03/01/54 (a)	10,000	9,706
Hormel Foods Corp.
1.80%, 06/11/30 (a)	3,000	2,520
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	3,000	2,566

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Hyundai Capital America
5.40%, 01/08/31 (a)(f)	$11,000	$10,926
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	3,000	1,973
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	3,000	3,070
Ingredion, Inc.
3.90%, 06/01/50 (a)	2,000	1,480
Intel Corp.
2.00%, 08/12/31 (a)	2,000	1,628
2.45%, 11/15/29 (a)	4,000	3,517
2.80%, 08/12/41 (a)	3,000	2,076
3.10%, 02/15/60 (a)	3,000	1,817
5.63%, 02/10/43 (a)	3,000	2,972
5.70%, 02/10/53 (a)	3,000	2,951
5.90%, 02/10/63 (a)	3,000	2,999
Intercontinental Exchange, Inc.
1.85%, 09/15/32 (a)	2,000	1,551
2.65%, 09/15/40 (a)	2,000	1,388
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	6,000	5,855
Intuit, Inc.
5.50%, 09/15/53 (a)	3,000	3,012
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	4,000	3,523
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	6,000	6,380
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	9,000	9,012
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.13%, 02/01/28 (a)	6,000	5,929
5.75%, 04/01/33 (a)	3,000	2,984
6.75%, 03/15/34 (a)(f)	3,000	3,173
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	6,000	6,059
Johnson & Johnson
3.63%, 03/03/37 (a)	3,000	2,615
Johnson Controls International PLC
4.50%, 02/15/47 (a)	3,000	2,502
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(c)	3,000	2,629
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(c)	$2,000	$1,485
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	1,716
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	7,881
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(c)	2,000	1,914
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(c)	3,000	2,414
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(c)	2,000	1,928
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 mo. Term SOFR thereafter)
4.60%, 02/01/25 (a)(c)	6,000	5,921
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(c)	5,000	4,974
Kenvue, Inc.
4.90%, 03/22/33 (a)	2,000	1,977
5.05%, 03/22/53 (a)	2,000	1,885
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	3,000	2,704
3.80%, 05/01/50 (a)	2,000	1,488
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	2,000	1,678
5.00%, 03/01/43 (a)	2,000	1,745
6.38%, 03/01/41 (a)	3,000	3,051

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	$3,000	$2,765
5.05%, 02/15/46 (a)	6,000	5,255
5.20%, 06/01/33 (a)	3,000	2,913
KLA Corp.
3.30%, 03/01/50 (a)	3,000	2,110
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	2,000	1,832
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	2,000	1,933
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	5,000	5,025
6.20%, 08/15/34 (a)	4,000	4,026
Leidos, Inc.
3.63%, 05/15/25 (a)	3,000	2,947
4.38%, 05/15/30 (a)	3,000	2,835
5.75%, 03/15/33 (a)	3,000	3,025
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	3,000	2,063
Lincoln National Corp.
4.35%, 03/01/48 (a)	4,000	3,040
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	3,000	2,815
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	3,000	2,617
1.70%, 09/15/28 - 10/15/30 (a)	6,000	5,071
3.00%, 10/15/50 (a)	3,000	1,878
4.05%, 05/03/47 (a)	2,000	1,544
5.63%, 04/15/53 (a)	2,000	1,937
LYB International Finance III LLC
3.63%, 04/01/51 (a)	3,000	2,062
Masco Corp.
3.50%, 11/15/27 (a)	2,000	1,890
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	3,000	2,435
3.25%, 11/15/25 (a)	2,000	1,941
McDonald's Corp.
3.60%, 07/01/30 (a)	5,000	4,635
3.63%, 09/01/49 (a)	3,000	2,176
4.88%, 12/09/45 (a)	5,000	4,493
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	12,000	11,537
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,808
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	5,000	4,135
	Principal Amount	Fair Value
Merck & Co., Inc.
1.90%, 12/10/28 (a)	$5,000	$4,445
2.45%, 06/24/50 (a)	3,000	1,784
2.75%, 12/10/51 (a)	3,000	1,876
4.00%, 03/07/49 (a)	2,000	1,617
4.50%, 05/17/33 (a)	4,000	3,865
Meritage Homes Corp.
3.88%, 04/15/29 (a)(f)	11,000	10,138
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	4,000	3,722
4.45%, 08/15/52 (a)	2,000	1,724
MetLife, Inc.
4.72%, 12/15/44 (a)	4,000	3,530
Micron Technology, Inc.
3.37%, 11/01/41 (a)	3,000	2,195
3.48%, 11/01/51 (a)	3,000	2,063
5.30%, 01/15/31 (a)	3,000	2,993
Microsoft Corp.
2.40%, 08/08/26 (a)	2,000	1,902
2.68%, 06/01/60 (a)	3,000	1,824
2.92%, 03/17/52 (a)	3,000	2,038
3.45%, 08/08/36 (a)	3,000	2,616
3.50%, 02/12/35 (a)	3,000	2,716
Mid-America Apartments LP
2.88%, 09/15/51 (a)	3,000	1,862
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	2,000	1,597
Morgan Stanley
3.97%, 07/22/38 (a)(c)	5,000	4,233
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(c)	4,000	3,699
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(c)	8,000	6,331
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(c)	8,000	5,032
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(c)	3,000	2,993
MPLX LP
2.65%, 08/15/30 (a)	3,000	2,586
Mylan, Inc.
5.20%, 04/15/48 (a)	3,000	2,435

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Nevada Power Co.
6.00%, 03/15/54 (a)	$3,000	$3,046
Newmont Corp.
4.88%, 03/15/42 (a)	3,000	2,767
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(c)	3,000	2,862
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	4,000	3,415
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(f)	2,000	1,921
NIKE, Inc.
3.38%, 03/27/50 (a)	2,000	1,440
NNN REIT, Inc.
4.00%, 11/15/25 (a)	2,000	1,959
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	2,000	1,603
Northern Natural Gas Co.
5.63%, 02/01/54 (a)(f)	6,000	5,880
Northern Trust Corp.
6.13%, 11/02/32 (a)	3,000	3,146
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	8,000	5,590
NOV, Inc.
3.60%, 12/01/29 (a)	3,000	2,759
Novant Health, Inc.
3.32%, 11/01/61 (a)	4,000	2,640
Novartis Capital Corp.
2.20%, 08/14/30 (a)	2,000	1,732
3.00%, 11/20/25 (a)	3,000	2,919
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	7,000	6,723
5.40%, 06/21/34 (a)	11,000	10,835
NVIDIA Corp.
2.85%, 04/01/30 (a)	2,000	1,813
3.50%, 04/01/50 (a)	2,000	1,533
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	6,000	6,144
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	3,000	2,709
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	2,000	1,525
ONEOK, Inc.
4.35%, 03/15/29 (a)	2,000	1,926
	Principal Amount	Fair Value
5.80%, 11/01/30 (a)	$15,000	$15,342
6.10%, 11/15/32 (a)	3,000	3,102
6.63%, 09/01/53 (a)	4,000	4,271
Oracle Corp.
2.95%, 04/01/30 (a)	5,000	4,445
3.60%, 04/01/50 (a)	2,000	1,397
3.95%, 03/25/51 (a)	3,000	2,218
4.00%, 07/15/46 - 11/15/47 (a)	5,000	3,803
4.10%, 03/25/61 (a)	3,000	2,154
5.55%, 02/06/53 (a)	3,000	2,837
6.15%, 11/09/29 (a)	3,000	3,137
6.90%, 11/09/52 (a)	3,000	3,353
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	3,000	2,919
2.57%, 02/15/30 (a)	3,000	2,632
3.36%, 02/15/50 (a)	3,000	2,110
Owens Corning
3.88%, 06/01/30 (a)	5,000	4,656
4.40%, 01/30/48 (a)	3,000	2,420
5.70%, 06/15/34 (a)	5,000	5,048
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	3,000	2,709
2.50%, 02/01/31 (a)	2,000	1,649
3.00%, 06/15/28 (a)	3,000	2,743
3.30%, 08/01/40 (a)	2,000	1,422
3.50%, 08/01/50 (a)	3,000	1,963
4.30%, 03/15/45 (a)	4,000	3,061
PacifiCorp
2.70%, 09/15/30 (a)	3,000	2,602
2.90%, 06/15/52 (a)	3,000	1,771
5.80%, 01/15/55 (a)	2,000	1,938
6.25%, 10/15/37 (a)	2,000	2,065
Paramount Global
2.90%, 01/15/27 (a)	2,000	1,846
3.70%, 06/01/28 (a)	2,000	1,805
5.25%, 04/01/44 (a)	3,000	2,178
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	3,000	2,754
4.50%, 09/15/29 (a)	3,000	2,923
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	3,000	3,179
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	2,000	1,893
3.25%, 06/01/50 (a)	2,000	1,354
PepsiCo, Inc.
1.63%, 05/01/30 (a)	3,000	2,511
2.75%, 10/21/51 (a)	3,000	1,903

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	$8,000	$7,860
4.75%, 05/19/33 (a)	2,000	1,949
Pfizer, Inc.
2.70%, 05/28/50 (a)	4,000	2,569
3.90%, 03/15/39 (a)	3,000	2,563
4.40%, 05/15/44 (a)	2,000	1,775
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	2,000	1,936
2.10%, 05/01/30 (a)	3,000	2,543
4.13%, 03/04/43 (a)	2,000	1,607
5.13%, 02/15/30 (a)	8,000	7,971
5.25%, 02/13/34 (a)	3,000	2,943
5.63%, 11/17/29 (a)	7,000	7,148
Phillips 66 Co.
2.15%, 12/15/30 (a)	4,000	3,344
3.15%, 12/15/29 (a)	4,000	3,623
3.30%, 03/15/52 (a)	3,000	1,964
3.75%, 03/01/28 (a)	3,000	2,861
4.68%, 02/15/45 (a)	2,000	1,701
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	9,000	8,446
2.15%, 01/15/31 (a)	4,000	3,360
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	2,740
Precision Castparts Corp.
4.38%, 06/15/45 (a)	2,000	1,762
Progressive Corp.
3.00%, 03/15/32 (a)	6,000	5,207
Prologis LP
3.05%, 03/01/50 (a)	4,000	2,623
3.25%, 06/30/26 (a)	2,000	1,928
Prospect Capital Corp.
3.36%, 11/15/26 (a)	5,000	4,595
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	4,000	3,034
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(c)	3,000	2,940
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	3,000	2,847
PVH Corp.
4.63%, 07/10/25 (a)	3,000	2,966
	Principal Amount	Fair Value
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	$3,000	$2,558
4.50%, 05/20/52 (a)	2,000	1,726
Quanta Services, Inc.
2.35%, 01/15/32 (a)	3,000	2,440
3.05%, 10/01/41 (a)	3,000	2,110
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	4,000	3,292
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(c)	20,000	19,983
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,000	3,003
Republic Services, Inc.
5.00%, 04/01/34 (a)	3,000	2,937
Rockwell Automation, Inc.
4.20%, 03/01/49 (a)	2,000	1,673
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	2,000	1,786
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	2,000	1,799
Ross Stores, Inc.
4.70%, 04/15/27 (a)	3,000	2,959
Royalty Pharma PLC
1.20%, 09/02/25 (a)	3,000	2,849
1.75%, 09/02/27 (a)	3,000	2,695
2.20%, 09/02/30 (a)	3,000	2,502
RPM International, Inc.
3.75%, 03/15/27 (a)	2,000	1,918
RTX Corp.
1.90%, 09/01/31 (a)	3,000	2,406
2.82%, 09/01/51 (a)	5,000	3,042
3.95%, 08/16/25 (a)	2,000	1,966
4.15%, 05/15/45 (a)	3,000	2,422
4.45%, 11/16/38 (a)	2,000	1,770
6.10%, 03/15/34 (a)	5,000	5,265
6.40%, 03/15/54 (a)	5,000	5,456
Ryder System, Inc.
2.90%, 12/01/26 (a)	3,000	2,835
Salesforce, Inc.
1.95%, 07/15/31 (a)	4,000	3,282
2.70%, 07/15/41 (a)	3,000	2,097
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	2,000	1,909
Schlumberger Investment SA
5.00%, 06/01/34 (a)	11,000	10,824

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Sealed Air Corp.
1.57%, 10/15/26 (a)(f)	$5,000	$4,549
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	3,000	2,819
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(c)	2,000	1,844
Shell International Finance BV
2.38%, 11/07/29 (a)	5,000	4,411
3.25%, 04/06/50 (a)	1,000	695
3.75%, 09/12/46 (a)	6,000	4,641
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	3,000	2,877
Simon Property Group LP
3.38%, 06/15/27 (a)	2,000	1,908
Southern California Edison Co.
4.00%, 04/01/47 (a)	7,000	5,357
4.20%, 03/01/29 (a)	6,000	5,736
5.65%, 10/01/28 (a)	19,000	19,327
Southern Co.
3.70%, 04/30/30 (a)	4,000	3,691
Southwest Airlines Co.
2.63%, 02/10/30 (a)	5,000	4,331
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	3,000	2,830
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	1,914
4.50%, 03/15/45 (a)	3,000	2,440
Starbucks Corp.
4.00%, 11/15/28 (a)	2,000	1,927
Stryker Corp.
1.95%, 06/15/30 (a)	2,000	1,684
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	3,000	3,273
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	3,000	2,252
Sysco Corp.
3.25%, 07/15/27 (a)	2,000	1,894
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	11,000	10,577
4.00%, 04/14/32 (a)	3,000	2,731
Tampa Electric Co.
2.40%, 03/15/31 (a)	3,000	2,525
	Principal Amount	Fair Value
3.45%, 03/15/51 (a)	$3,000	$2,061
4.35%, 05/15/44 (a)	4,000	3,295
Tapestry, Inc.
7.35%, 11/27/28 (a)	11,000	11,413
7.85%, 11/27/33 (a)	2,000	2,104
Targa Resources Corp.
6.50%, 03/30/34 (a)	7,000	7,410
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	3,000	2,936
Target Corp.
1.95%, 01/15/27 (a)	2,000	1,862
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	2,000	1,746
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	3,000	2,135
Time Warner Cable LLC
6.55%, 05/01/37 (a)	3,000	2,842
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	17,000	15,278
3.75%, 04/15/27 (a)	2,000	1,923
4.50%, 04/15/50 (a)	3,000	2,505
4.80%, 07/15/28 (a)	13,000	12,827
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	8,000	6,923
4.46%, 06/08/32 (a)	3,000	2,827
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(c)	4,000	3,807
Tractor Supply Co.
5.25%, 05/15/33 (a)	3,000	2,977
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	3,000	2,979
3.80%, 03/21/29 (a)	2,000	1,899
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	5,000	4,835
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 mo. Term SOFR thereafter)
5.63%, 05/20/75 (a)(c)	7,000	6,896
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	2,000	1,918

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	$4,000	$2,435
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 yr. CMT thereafter)
4.80%, 09/01/24 (a)(c)	7,000	6,876
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	2,000	1,668
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	3,000	2,837
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	5,000	4,978
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(c)	8,000	7,582
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(c)	3,000	3,014
UDR, Inc.
2.10%, 08/01/32 (a)	3,000	2,346
3.00%, 08/15/31 (a)	3,000	2,588
Union Pacific Corp.
3.55%, 05/20/61 (a)	3,000	2,068
3.80%, 04/06/71 (a)	4,000	2,815
4.10%, 09/15/67 (a)	4,000	3,022
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	4,000	3,399
4.20%, 05/15/32 (a)	3,000	2,822
4.45%, 12/15/48 (a)	2,000	1,709
4.75%, 07/15/45 - 05/15/52 (a)	4,000	3,584
5.05%, 04/15/53 (a)	3,000	2,783
5.20%, 04/15/63 (a)	3,000	2,785
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	15,000	14,550
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	5,000	5,028
6.40%, 06/28/54 (a)	5,000	4,918
Ventas Realty LP
3.25%, 10/15/26 (a)	5,000	4,753
5.63%, 07/01/34 (a)	10,000	9,903
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	5,000	4,922
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	4,000	3,269
3.00%, 03/22/27 (a)	2,000	1,893
3.40%, 03/22/41 (a)	2,000	1,529
	Principal Amount	Fair Value
3.55%, 03/22/51 (a)	$3,000	$2,159
3.70%, 03/22/61 (a)	4,000	2,821
4.40%, 11/01/34 (a)	2,000	1,853
Viatris, Inc.
1.65%, 06/22/25 (a)	26,000	24,983
4.00%, 06/22/50 (a)	4,000	2,696
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	3,000	2,334
Visa, Inc.
2.70%, 04/15/40 (a)	2,000	1,458
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(f)	4,000	3,995
6.00%, 04/15/34 (a)(f)	3,000	3,003
Vontier Corp.
2.40%, 04/01/28 (a)	4,000	3,546
2.95%, 04/01/31 (a)	2,000	1,647
Vornado Realty LP
2.15%, 06/01/26 (a)	2,000	1,848
Vulcan Materials Co.
3.90%, 04/01/27 (a)	2,000	1,936
Walmart, Inc.
1.80%, 09/22/31 (a)	3,000	2,471
2.50%, 09/22/41 (a)	3,000	2,077
Walt Disney Co.
2.65%, 01/13/31 (a)	2,000	1,745
3.38%, 11/15/26 (a)	3,000	2,885
3.60%, 01/13/51 (a)	2,000	1,491
4.75%, 11/15/46 (a)	2,000	1,798
6.65%, 11/15/37 (a)	2,000	2,249
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	17,000	14,834
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,000	2,441
2.95%, 01/15/52 (a)	3,000	1,919
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	2,000	1,959
Wells Fargo & Co.
4.15%, 01/24/29 (a)	5,000	4,806
4.75%, 12/07/46 (a)	2,000	1,693
5.88%, 06/15/25 (a)(c)	9,000	8,992
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	6,000	5,826
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	2,000	1,843

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	$5,000	$3,667
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(c)	3,000	2,993
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(c)	7,000	7,467
Westlake Corp.
2.88%, 08/15/41 (a)	3,000	2,026
3.13%, 08/15/51 (a)	3,000	1,886
3.38%, 08/15/61 (a)	2,000	1,211
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 yr. CMT thereafter)
2.89%, 02/04/30 (a)(c)	5,000	4,902
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(c)	3,000	2,773
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,880
4.85%, 03/01/48 (a)	3,000	2,594
4.90%, 01/15/45 (a)	2,000	1,749
5.40%, 03/04/44 (a)	2,000	1,886
Willis North America, Inc.
3.88%, 09/15/49 (a)	2,000	1,439
Workday, Inc.
3.50%, 04/01/27 (a)	3,000	2,869
3.70%, 04/01/29 (a)	3,000	2,816
WPP Finance 2010
3.75%, 09/19/24 (a)	6,000	5,968
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,814
3.90%, 08/20/28 (a)	2,000	1,909
5.60%, 11/16/32 (a)	5,000	5,116
		2,544,101
Non-Agency Collateralized Mortgage Obligations - 5.9%
Bank
3.18%, 09/15/60 (a)	158,000	147,405
4.41%, 11/15/61 (a)(c)	66,000	63,490
BPR Trust 1 mo. Term SOFR + 1.90%
7.23%, 04/15/37 (a)(c)(f)	24,770	24,779
	Principal Amount	Fair Value
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	$34,000	$30,065
CD Mortgage Trust
2.91%, 08/15/57 (a)	63,000	55,826
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(c)	31,273	28,238
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	105,000	93,350
3.05%, 11/10/52 (a)	56,000	50,239
4.14%, 03/10/51 (a)(c)	25,000	23,219
4.56%, 11/10/48 (a)(c)	25,000	20,490
JPMBB Commercial Mortgage Securities Trust
4.80%, 11/15/48 (a)(c)	20,000	11,151
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	428	37
Morgan Stanley Bank of America Merrill Lynch Trust
0.97%, 03/15/48 (a)(c)(d)	294,578	908
Wells Fargo Commercial Mortgage Trust
4.32%, 08/15/50 (a)	22,518	19,951
		569,148
Sovereign Bonds - 0.4%
Peru Government International Bonds
1.86%, 12/01/32 (a)	10,000	7,574
2.78%, 12/01/60 (a)	15,000	8,384
5.63%, 11/18/50 (a)	11,000	10,704
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	14,040	13,215
		39,877
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38	15,000	14,135
State of Illinois, IL
5.10%, 06/01/33	9,412	9,235
		23,370
Total Bonds and Notes (Cost $9,902,164)		9,210,189
Total Investments in Securities (Cost $9,902,164)		9,210,189

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investments - 19.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (a)(g)(h) (Cost $1,902,334)	1,902,334	1,902,334
Total Investments (Cost $11,804,498)		11,112,523
Liabilities in Excess of Other Assets, net - (15.6)%		(1,498,095)
NET ASSETS - 100.0%		$9,614,428

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$250	1.00%/ Quarterly	06/20/29	$(5,144)	$(5,519)	$375
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2024	3	$610,435	$612,656	$2,221
10 Yr. U.S. Treasury Ultra Futures	September 2024	9	1,010,548	1,021,781	11,233
5 Yr. U.S. Treasury Notes Futures	September 2024	7	739,826	746,081	6,255
					$19,709
The Fund had the following short futures contracts open at June 30, 2024:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2024	6	$(651,660)	$(659,906)	$(8,246)
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
During the period ended June 30, 2024, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$2,572,031	$756,960	$165,030
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Step coupon bond.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to $180,931 or 1.88% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.
(g)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$3,046,063	$—	$3,046,063
Agency Mortgage Backed	—	2,885,631	—	2,885,631
Agency Collateralized Mortgage Obligations	—	101,999	—	101,999
Corporate Notes	—	2,544,101	—	2,544,101
Non-Agency Collateralized Mortgage Obligations	—	569,148	—	569,148
Sovereign Bonds	—	39,877	—	39,877
Municipal Bonds and Notes	—	23,370	—	23,370
Short-Term Investments	1,902,334	—	—	1,902,334
Total Investments in Securities	$1,902,334	$9,210,189	$—	$11,112,523
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$375	$—	$375
Long Futures Contracts - Unrealized Appreciation	19,709	—	—	19,709
Short Futures Contracts - Unrealized Depreciation	(8,246)	—	—	(8,246)
Total Other Financial Instruments	$11,463	$375	$—	$11,838

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,329,784	$1,329,784	$2,017,823	$1,445,273	$—	$—	1,902,334	$1,902,334	$41,430
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						1/3/95
Net asset value, beginning of period	$9.98	$9.73	$11.86	$12.48	$12.00	$11.07
Income/(loss) from investment operations:
Net investment income(b)	0.15	0.26	0.17	0.12	0.19	0.24
Net realized and unrealized gains/(losses) on investments	(0.33)	0.20	(1.87)	(0.35)	0.65	0.71
Total income/(loss) from investment operations	(0.18)	0.46	(1.70)	(0.23)	0.84	0.95
Less distributions from:
Net investment income	—	(0.21)	(0.29)	(0.28)	(0.32)	(0.02)
Net realized gains	—	—	(0.14)	(0.11)	(0.04)	—
Total distributions	—	(0.21)	(0.43)	(0.39)	(0.36)	(0.02)
Net asset value, end of period	$9.80	$9.98	$9.73	$11.86	$12.48	$12.00
Total Return(c)	(1.80)%	4.68%	(14.38)%	(1.81)%	7.03%	8.62%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$9,614	$10,157	$10,616	$14,766	$17,435	$17,112
Ratios to average net assets:
Net expenses	1.44%(d)	1.36%	1.24%	1.06%	1.06%	1.06%
Gross expenses	1.44%(d)	1.38%	1.24%	1.06%	1.06%	1.06%
Net investment income	2.99%(d)	2.69%	1.62%	1.01%	1.50%	2.05%
Portfolio turnover rate	26%(e)	59%(e)	51%(e)	81%(e)	120%(e)	90%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/2024 and fiscal years ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 113%, 263%, 178%, 183% and 277%, respectively.
The accompanying Notes are an integral part of these financial statements.
20	Financial Highlights

State Street Income V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $9,902,164)	$9,210,189
Investments in affiliated securities, at fair value (cost $1,902,334)	1,902,334
Net cash collateral on deposit with broker for swap contracts	5,211
Income receivables	74,478
Receivable for fund shares sold	98
Income receivable from affiliated investments	8,021
Receivable for accumulated variation margin on futures contracts	11,477
Total assets	11,211,808
Liabilities
Net cash collateral on futures contracts due to broker	15,763
Payable for investments purchased	1,530,710
Payable for fund shares redeemed	604
Payable for accumulated variation margin on swap contracts	5,220
Payable to the Adviser	3,919
Payable for custody, fund accounting and sub-administration fees	13,787
Accrued other expenses	27,377
Total liabilities	1,597,380

Net Assets	$9,614,428
Net Assets Consist of:
Capital paid in	$11,301,482
Total distributable earnings (loss)	(1,687,054)
Net Assets	$9,614,428
Shares outstanding ($0.01 par value; unlimited shares authorized)	981,446
Net asset value per share	$9.80
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	21

State Street Income V.I.S. Fund
Statement of Operations — For the period ended June 30, 2024 (Unaudited)
Investment Income
Income
Interest	$172,550
Income from affiliated investments	41,430
Total income	213,980
Expenses
Advisory and administration fees	24,209
Directors' fees	10,562
Custody, fund accounting and sub-administration fees	14,767
Professional fees	17,054
Other expenses	3,192
Total expenses before waivers	69,784
Less: Fees waived by the adviser	(470)
Net expenses	69,314
Net investment income (loss)	$144,666
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(78,133)
Futures	(15,549)
Swap contracts	13,997
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(190,327)
Futures	(46,273)
Swap contracts	(13,395)
Net realized and unrealized gain (loss) on investments	(329,680)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(185,014)
The accompanying Notes are an integral part of these financial statements.
22	Statement of Operations

State Street Income V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$144,666	$274,658
Net realized gain (loss) on investments, futures and swap contracts	(79,685)	(541,848)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	(249,995)	730,932
Net increase (decrease) from operations	(185,014)	463,742
Distributions to shareholders:
Total distributions	—	(204,660)
Increase (decrease) in assets from operations and distributions	(185,014)	259,082
Share transactions:
Proceeds from sale of shares	247,811	503,196
Value of distributions reinvested	—	204,660
Cost of shares redeemed	(604,981)	(1,426,452)
Net increase (decrease) from share transactions	(357,170)	(718,596)
Total increase (decrease) in net assets	(542,184)	(459,514)
Net Assets
Beginning of period	10,156,612	10,616,126
End of period	$9,614,428	$10,156,612
Changes in Fund Shares
Shares sold	25,611	50,808
Issued for distributions reinvested	—	20,569
Shares redeemed	(62,038)	(144,078)
Net increase (decrease) in fund shares	(36,427)	(72,701)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	23

State Street Income V.I.S. Fund
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the "Fund") and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair
24	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Notes to Financial Statements	25

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2024, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
26	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Fund entered into futures contracts to manage interest rate risk.
Credit Default Swaps During the period ended June 30, 2024, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For
Notes to Financial Statements	27

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$11,477	$—	$—	$—	$—	$11,477

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$—	$—	$5,220	$—	$—	$5,220

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(15,549)	$—	$—	$—	$—	$(15,549)
Swap Contracts	—	—	13,997	—	—	13,997

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(46,273)	$—	$—	$—	$—	$(46,273)
Swap Contracts	—	—	(13,395)	—	—	(13,395)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until April 30, 2025 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding
28	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2025 except with approval of the Board.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedule of Investments.
6.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2024 were as follows:
U.S. Government Securities
Purchases	Sales
$10,133,081	$10,020,376
Non-U.S. Government Securities
Purchases	Sales
$559,985	$882,616
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	29

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$11,966,781	$69,350	$911,770	$(842,420)
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2024.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
30	Notes to Financial Statements

State Street Income V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
11.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	31

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2024 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Income V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
32

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
33

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the extensive experience and resources committed by the Adviser to the evaluation of the portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
34

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s previous discussion of the Fund’s performance, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Income V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
35

State Street Income V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
36

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Common Stock (REITs) - 99.4% †
Alternate Housing - 6.3%
Invitation Homes, Inc.	60,200	$2,160,578
Sun Communities, Inc.	15,230	1,832,778
		3,993,356
Data Center - 12.3%
Digital Realty Trust, Inc.	18,030	2,741,461
Equinix, Inc.	6,721	5,085,109
		7,826,570
Healthcare - 16.1%
Alexandria Real Estate Equities, Inc.	6,890	805,923
American Healthcare REIT, Inc.	30,660	447,943
CareTrust REIT, Inc.	17,750	445,525
Healthpeak Properties, Inc.	74,820	1,466,472
Omega Healthcare Investors, Inc.	26,560	909,680
Ventas, Inc.	47,850	2,452,791
Welltower, Inc.	35,420	3,692,535
		10,220,869
Hotel - 2.9%
DiamondRock Hospitality Co.	50,240	424,528
Host Hotels & Resorts, Inc.	52,610	945,928
Ryman Hospitality Properties, Inc.	1,890	188,735
Xenia Hotels & Resorts, Inc.	18,600	266,538
		1,825,729
Industrial - 13.2%
Americold Realty Trust, Inc.	12,814	327,270
EastGroup Properties, Inc.	1,440	244,944
First Industrial Realty Trust, Inc.	29,960	1,423,400
Prologis, Inc.	47,620	5,348,202
Rexford Industrial Realty, Inc.	23,590	1,051,878
		8,395,694
Multifamily - 11.0%
AvalonBay Communities, Inc.	890	184,132
Camden Property Trust	14,010	1,528,631
Equity Residential	32,500	2,253,550
UDR, Inc.	73,840	3,038,516
		7,004,829
Net Lease - 8.2%
Agree Realty Corp.	21,910	1,357,106
Broadstone Net Lease, Inc.	30,070	477,211
NNN REIT, Inc.	24,250	1,033,050
Realty Income Corp.	44,654	2,358,624
		5,225,991
	Number of Shares	Fair Value
Office - 4.3%
Boston Properties, Inc.	13,780	$848,297
Cousins Properties, Inc.	34,230	792,425
Douglas Emmett, Inc.	32,410	431,377
Kilroy Realty Corp.	13,290	414,249
Vornado Realty Trust	9,020	237,136
		2,723,484
Regional Malls - 3.6%
Macerich Co.	6,330	97,735
Simon Property Group, Inc.	14,250	2,163,150
		2,260,885
Self Storage - 7.9%
CubeSmart	7,920	357,746
Extra Space Storage, Inc.	16,673	2,591,151
Public Storage	7,080	2,036,562
		4,985,459
Shopping Centers - 6.8%
Brixmor Property Group, Inc.	49,680	1,147,111
Kimco Realty Corp.	101,840	1,981,806
Retail Opportunity Investments Corp.	60,900	756,987
Urban Edge Properties	22,016	406,636
		4,292,540
Specialty - 6.8%
American Tower Corp.	1,910	371,266
Iron Mountain, Inc.	18,780	1,683,063
Lamar Advertising Co., Class A	6,420	767,383
VICI Properties, Inc.	53,202	1,523,705
		4,345,417
Total Common Stock (REITs) (Cost $59,048,720)		63,100,823
Short-Term Investments - 0.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.29% (a)(b) (Cost $345,039)	345,039	345,039
Total Investments (Cost $59,393,759)		63,445,862
Other Assets and Liabilities, net - 0.1%		49,127
NET ASSETS - 100.0%		$63,494,989

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(b)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$63,100,823	$—	$—	$63,100,823
Short-Term Investments	345,039	—	—	345,039
Total Investments in Securities	$63,445,862	$—	$—	$63,445,862

Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	347,181	$347,181	$4,708,059	$4,710,201	$—	$—	345,039	$345,039	$10,183
See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						5/1/95
Net asset value, beginning of period	$9.74	$8.77	$13.89	$12.02	$12.92	$11.14
Income/(loss) from investment operations:
Net investment income(b)	0.14	0.25	0.20	0.13	0.17	0.25
Net realized and unrealized gains/(losses) on investments	(0.14)	0.93	(3.66)	4.85	(0.85)	2.65
Total income/(loss) from investment operations	—	1.18	(3.46)	4.98	(0.68)	2.90
Less distributions from:
Net investment income	—	(0.21)	(0.17)	(0.34)	(0.06)	(0.19)
Net realized gains	—	—	(1.49)	(2.77)	(0.16)	(0.93)
Total distributions	—	(0.21)	(1.66)	(3.11)	(0.22)	(1.12)
Net asset value, end of period	$9.74	$9.74	$8.77	$13.89	$12.02	$12.92
Total Return(c)	—%	13.50%	(24.93)%	41.80%	(5.23)%	26.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$63,495	$65,246	$40,669	$45,748	$47,588	$55,266
Ratios to average net assets:
Gross expenses	0.98%(d)	1.00%	1.05%	1.04%	1.04%	1.04%
Net investment income	2.99%(d)	2.75%	1.72%	0.93%	1.49%	1.91%
Portfolio turnover rate	17%	54%	86%	85%	108%	72%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	3

State Street Real Estate Securities V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $59,048,720)	$63,100,823
Investments in affiliated securities, at fair value (cost $345,039)	345,039
Receivable for investments sold	125,375
Income receivables	202,519
Receivable for fund shares sold	741
Income receivable from affiliated investments	1,201
Total assets	63,775,698
Liabilities
Payable for investments purchased	155,143
Payable for fund shares redeemed	50,295
Payable to the Adviser	43,758
Payable for custody, fund accounting and sub-administration fees	8,415
Accrued other expenses	23,098
Total liabilities	280,709

Net Assets	$63,494,989
Net Assets Consist of:
Capital paid in	$63,642,523
Total distributable earnings (loss)	(147,534)
Net Assets	$63,494,989
Shares outstanding ($0.01 par value, unlimited shares authorized)	6,520,963
Net asset value per share	$9.74
The accompanying Notes are an integral part of these financial statements.
4	Statement of Assets and Liabilities

State Street Real Estate Securities V.I.S. Fund
Statement of Operations — For the period ended June 30, 2024 (Unaudited)
Investment Income
Income
Dividend	$1,230,985
Income from affiliated investments	10,183
Total income	1,241,168
Expenses
Advisory and administration fees	265,712
Directors' fees	10,734
Custody, fund accounting and sub-administration fees	12,062
Professional fees	15,161
Other expenses	1,686
Total expenses	305,355
Net investment income (loss)	$935,813
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$(1,300,632)
Increase (decrease) in unrealized appreciation/(depreciation) on investments	373,489
Net realized and unrealized gain (loss) on investments	(927,143)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,670
The accompanying Notes are an integral part of these financial statements.
Statement of Operations	5

State Street Real Estate Securities V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$935,813	$1,379,214
Net realized gain (loss) on investments	(1,300,632)	(2,942,655)
Net increase (decrease) in unrealized appreciation/depreciation on investments	373,489	7,683,727
Net increase (decrease) from operations	8,670	6,120,286
Distributions to shareholders:
Total distributions	—	(1,420,514)
Increase (decrease) in assets from operations and distributions	8,670	4,699,772
Share transactions:
Proceeds from sale of shares	2,401,306	27,811,078
Value of distributions reinvested	—	1,420,514
Cost of shares redeemed	(4,161,178)	(9,353,725)
Net increase (decrease) from share transactions	(1,759,872)	19,877,867
Total increase (decrease) in net assets	(1,751,202)	24,577,639
Net Assets
Beginning of period	65,246,191	40,668,552
End of period	$63,494,989	$65,246,191
Changes in Fund Shares
Shares sold	257,083	2,918,808
Issued for distributions reinvested	—	145,544
Shares redeemed	(435,125)	(1,001,549)
Net increase (decrease) in fund shares	(178,042)	2,062,803
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
6	Statements of Changes in Net Assets

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
Notes to Financial Statements	7

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
8	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:
Average Daily Net Assets of the Fund	Management Fee
First $100 million	0.85%
Next $100 million	0.80%
Over $200 million	0.75%
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedule of Investments.
4.Sub-Advisory Fees
Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.
5.Directors’ Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
Notes to Financial Statements	9

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
6.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2024 were as follows:
Non-U.S. Government Securities
Purchases	Sales
$10,868,911	$11,625,726
7.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$60,722,779	$5,560,699	$2,837,616	$2,723,083
8.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the
New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2024.
9.Risks
Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.
10	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
10.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	11

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2024 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Real Estate Securities V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and CenterSquare Investment Management LLC (the “Sub-Adviser”).  Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser (“Independent Counsel”) in connection with their consideration of approval of the Agreements. Following the April 3, 2024 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
__________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process").The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year.The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans. mpleted and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
12

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser and Sub-Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, including their investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser and Sub-Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Adviser;
•	Information about the Adviser’s and the Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and the Sub-Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser and Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s and Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser; and
•	Information regarding the Adviser’s and Sub-Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
13

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
○	The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2023;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, the Distributor and the Sub-Adviser with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreements effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund.The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and
14

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
In connection with their consideration of the services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser to the Fund.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was below the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 3-year periods and was above the Benchmark for the 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers, if any, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Adviser to the fees charged and services provided to other clients of the Adviser and Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe.The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe.The Board considered management’s discussion of the Fund’s expenses, including the relatively small size of the Fund.
15

State Street Real Estate Securities V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Adviser in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers and the Sub-Adviser in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex.The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
The Board also considered that the sub-advisory fee rate under the Sub-Advisory Agreement was negotiated with the Sub-Adviser at arm’s length. In considering the profitability to the Sub-Adviser in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives from the Fund. For these reasons, the Board concluded that the profitability of the Sub-Adviser from its relationship with the Fund was not material to their deliberations with respect to the consideration of approval of the Sub-Advisory Agreement.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.
Conclusions
In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors.  Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Adviser possess the capability and resources to perform the duties required of them under the Agreements.
Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
16

Semi-Annual Financial Statements and Other Information
June 30, 2024
State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Semi-Annual Financial Statements and Other Information
June 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

[This page intentionally left blank]

State Street Total Return V.I.S. Fund
Schedule of Investments — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 40.6% †
Common Stock - 40.6%
Advertising - 0.1%
Advantage Solutions, Inc. (a)	3,539	$11,395
Boston Omaha Corp., Class A (a)	948	12,760
Cardlytics, Inc. (a)	1,128	9,261
Clear Channel Outdoor Holdings, Inc. (a)	12,120	17,089
Emerald Holding, Inc. (a)	546	3,107
Entravision Communications Corp., Class A	2,595	5,268
Ibotta, Inc., Class A (a)	263	19,767
Integral Ad Science Holding Corp. (a)	2,115	20,558
Interpublic Group of Cos., Inc.	2,842	82,674
Magnite, Inc. (a)	4,220	56,084
National CineMedia, Inc. (a)	2,522	11,071
Omnicom Group, Inc.	1,427	128,002
PubMatic, Inc., Class A (a)	1,281	26,017
Stagwell, Inc. (a)	3,078	20,992
TechTarget, Inc. (a)	794	24,749
Thryv Holdings, Inc. (a)	940	16,751
Trade Desk, Inc., Class A (a)	3,011	294,084
		759,629
Aerospace & Defense - 0.7%
AAR Corp. (a)	1,149	83,532
AeroVironment, Inc. (a)	862	157,022
AerSale Corp. (a)	1,352	9,356
Archer Aviation, Inc., Class A (a)	7,926	27,899
Astronics Corp. (a)	855	17,126
Axon Enterprise, Inc. (a)	500	147,120
Boeing Co. (a)	3,957	720,214
BWX Technologies, Inc.	600	57,000
Byrna Technologies, Inc. (a)	651	6,497
Cadre Holdings, Inc.	884	29,667
Curtiss-Wright Corp.	200	54,196
Ducommun, Inc. (a)	410	23,805
Eve Holding, Inc. (a)	770	3,118
General Dynamics Corp.	1,835	532,407
General Electric Co.	7,548	1,199,906
HEICO Corp.	300	67,083
HEICO Corp., Class A	551	97,813
Hexcel Corp.	700	43,715
Howmet Aerospace, Inc.	2,625	203,779
Huntington Ingalls Industries, Inc.	300	73,899
Intuitive Machines, Inc. (a)	1,170	3,861
	Number of Shares	Fair Value
Kratos Defense & Security Solutions, Inc. (a)	4,925	$98,549
L3Harris Technologies, Inc.	1,280	287,462
Leonardo DRS, Inc. (a)	2,461	62,780
Lockheed Martin Corp.	1,503	702,051
Mercury Systems, Inc. (a)	1,839	49,635
Moog, Inc., Class A	939	157,095
National Presto Industries, Inc.	158	11,871
Northrop Grumman Corp.	978	426,359
Park Aerospace Corp.	764	10,451
Redwire Corp. (a)	404	2,897
Rocket Lab USA, Inc. (a)	11,654	55,939
RTX Corp.	9,253	928,909
Spirit AeroSystems Holdings, Inc., Class A (a)	600	19,722
Terran Orbital Corp. (a)	4,686	3,842
Textron, Inc.	1,271	109,128
TransDigm Group, Inc.	393	502,101
Triumph Group, Inc. (a)	1,986	30,604
V2X, Inc. (a)	360	17,266
Virgin Galactic Holdings, Inc. (a)	737	6,213
Woodward, Inc.	400	69,752
		7,111,641
Agricultural & Farm Machinery - 0.1%
AGCO Corp.	423	41,403
Alamo Group, Inc.	343	59,339
CNH Industrial NV	5,400	54,702
Deere & Co.	1,688	630,687
Lindsay Corp.	343	42,148
Titan International, Inc. (a)	1,606	11,901
Toro Co.	768	71,816
		911,996
Agricultural Products & Services - 0.0%*
Alico, Inc.	257	6,659
Archer-Daniels-Midland Co.	3,372	203,837
Bunge Global SA	1,037	110,721
Darling Ingredients, Inc. (a)	1,200	44,100
Fresh Del Monte Produce, Inc.	1,041	22,746
Ingredion, Inc.	344	39,457
Limoneira Co.	530	11,029
		438,549
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (a)	1,568	21,748
CH Robinson Worldwide, Inc.	869	76,576

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Expeditors International of Washington, Inc.	1,001	$124,915
FedEx Corp.	1,572	471,348
Forward Air Corp.	803	15,289
GXO Logistics, Inc. (a)	873	44,087
Hub Group, Inc., Class A	1,971	84,852
Radiant Logistics, Inc. (a)	1,458	8,296
United Parcel Service, Inc., Class B	4,992	683,155
		1,530,266
Airport Services - 0.0%*
Sky Harbour Group Corp. (a)	464	4,292
Alternative Carriers - 0.0%*
Anterix, Inc. (a)	394	15,598
AST SpaceMobile, Inc. (a)	3,965	46,034
Bandwidth, Inc., Class A (a)	700	11,816
Cogent Communications Holdings, Inc.	1,469	82,910
Globalstar, Inc. (a)	22,155	24,814
Iridium Communications, Inc.	1,200	31,944
Lumen Technologies, Inc. (a)	31,234	34,357
		247,473
Aluminum - 0.0%*
Alcoa Corp.	1,058	42,087
Century Aluminum Co. (a)	1,614	27,035
Constellium SE (a)	4,315	81,338
Kaiser Aluminum Corp.	528	46,411
Tredegar Corp. (a)	1,138	5,451
		202,322
Apparel Retail - 0.2%
Abercrombie & Fitch Co., Class A (a)	1,665	296,104
American Eagle Outfitters, Inc.	6,059	120,938
Boot Barn Holdings, Inc. (a)	966	124,546
Buckle, Inc.	1,021	37,716
Burlington Stores, Inc. (a)	433	103,920
Caleres, Inc.	1,051	35,314
Citi Trends, Inc. (a)	302	6,421
Designer Brands, Inc., Class A	1,286	8,783
Destination XL Group, Inc. (a)	2,420	8,809
Foot Locker, Inc.	2,785	69,402
Gap, Inc.	1,500	35,835
Genesco, Inc. (a)	318	8,223
J Jill, Inc.	179	6,260
Lands' End, Inc. (a)	584	7,937
	Number of Shares	Fair Value
RealReal, Inc. (a)	3,483	$11,111
Revolve Group, Inc. (a)	1,213	19,299
Ross Stores, Inc.	2,285	332,056
Shoe Carnival, Inc.	554	20,437
Stitch Fix, Inc., Class A (a)	3,636	15,089
ThredUp, Inc., Class A (a)	3,042	5,171
Tilly's, Inc., Class A (a)	959	5,783
TJX Cos., Inc.	7,953	875,625
Torrid Holdings, Inc. (a)	662	4,958
Urban Outfitters, Inc. (a)	2,134	87,601
Victoria's Secret & Co. (a)	2,635	46,560
Zumiez, Inc. (a)	460	8,961
		2,302,859
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (a)	505	16,705
Carter's, Inc.	100	6,197
Columbia Sportswear Co.	200	15,816
Figs, Inc., Class A (a)	3,901	20,792
G-III Apparel Group Ltd. (a)	1,277	34,568
Hanesbrands, Inc. (a)	11,830	58,322
Kontoor Brands, Inc.	1,841	121,782
Lululemon Athletica, Inc. (a)	827	247,025
Movado Group, Inc.	468	11,635
Oxford Industries, Inc.	466	46,670
PVH Corp.	400	42,348
Ralph Lauren Corp.	300	52,518
Superior Group of Cos., Inc.	472	8,926
Tapestry, Inc.	1,674	71,630
Under Armour, Inc., Class C (a)	4,000	26,120
Vera Bradley, Inc. (a)	1,100	6,886
VF Corp.	2,100	28,350
		816,290
Application Software - 1.3%
8x8, Inc. (a)	5,137	11,404
ACI Worldwide, Inc. (a)	3,467	137,259
Adobe, Inc. (a)(b)	3,084	1,713,285
Agilysys, Inc. (a)	738	76,855
Alarm.com Holdings, Inc. (a)	1,606	102,045
Alkami Technology, Inc. (a)	1,484	42,264
Altair Engineering, Inc., Class A (a)	1,895	185,862
American Software, Inc., Class A	1,342	12,252
Amplitude, Inc., Class A (a)	2,614	23,265
ANSYS, Inc. (a)	571	183,577
Appfolio, Inc., Class A (a)	200	48,914

See Notes to Schedule of Investments and Notes to Financial Statements.
2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
AppLovin Corp., Class A (a)	1,800	$149,796
Asana, Inc., Class A (a)	2,567	35,912
Aspen Technology, Inc. (a)	220	43,699
Atlassian Corp., Class A (a)	1,096	193,861
AudioEye, Inc. (a)	276	4,860
Aurora Innovation, Inc. (a)	28,061	77,729
Autodesk, Inc. (a)	1,474	364,741
AvePoint, Inc. (a)	4,268	44,473
Bentley Systems, Inc., Class B	1,200	59,232
Bill Holdings, Inc. (a)	692	36,413
Blackbaud, Inc. (a)	1,368	104,201
BlackLine, Inc. (a)	1,922	93,121
Blend Labs, Inc., Class A (a)	7,967	18,802
Box, Inc., Class A (a)	4,680	123,739
Braze, Inc., Class A (a)	1,670	64,863
C3.ai, Inc., Class A (a)	2,758	79,872
Cadence Design Systems, Inc. (a)	1,851	569,645
CCC Intelligent Solutions Holdings, Inc. (a)	3,000	33,330
Cerence, Inc. (a)	1,264	3,577
Cipher Mining, Inc. (a)	5,889	24,439
Cleanspark, Inc. (a)	7,365	117,472
Clear Secure, Inc., Class A	2,941	55,026
Clearwater Analytics Holdings, Inc., Class A (a)	4,665	86,396
Confluent, Inc., Class A (a)	1,800	53,154
Consensus Cloud Solutions, Inc. (a)	562	9,655
CS Disco, Inc. (a)	987	5,883
Daily Journal Corp. (a)	43	16,963
Datadog, Inc., Class A (a)	2,096	271,830
Dave, Inc. (a)	284	8,605
Digimarc Corp. (a)	426	13,210
Digital Turbine, Inc. (a)	3,967	6,585
DocuSign, Inc. (a)	1,489	79,662
Domo, Inc., Class B (a)	1,350	10,422
DoubleVerify Holdings, Inc. (a)	1,300	25,311
Dropbox, Inc., Class A (a)	1,900	42,693
Dynatrace, Inc. (a)	1,900	85,006
E2open Parent Holdings, Inc. (a)	5,260	23,617
eGain Corp. (a)	853	5,382
Elastic NV (a)	500	56,955
Enfusion, Inc., Class A (a)	1,693	14,424
Envestnet, Inc. (a)	1,686	105,527
Everbridge, Inc. (a)	1,399	48,951
EverCommerce, Inc. (a)	977	10,727
Fair Isaac Corp. (a)	179	266,470
Five9, Inc. (a)	500	22,050
	Number of Shares	Fair Value
Freshworks, Inc., Class A (a)	6,794	$86,216
Guidewire Software, Inc. (a)	600	82,734
HashiCorp, Inc., Class A (a)	500	16,845
HubSpot, Inc. (a)	341	201,118
iLearningEngines Holdings, Inc. (a)	1,061	9,634
Informatica, Inc., Class A (a)	100	3,088
Instructure Holdings, Inc. (a)	762	17,838
Intapp, Inc. (a)	1,238	45,397
InterDigital, Inc.	842	98,144
Intuit, Inc.	1,928	1,267,101
Jamf Holding Corp. (a)	2,501	41,267
Kaltura, Inc. (a)	3,489	4,187
LiveRamp Holdings, Inc. (a)	2,178	67,387
Manhattan Associates, Inc. (a)	431	106,319
Marathon Digital Holdings, Inc. (a)	9,068	180,000
Matterport, Inc. (a)	8,004	35,778
MeridianLink, Inc. (a)	768	16,405
MicroStrategy, Inc., Class A (a)	100	137,748
Mitek Systems, Inc. (a)	1,308	14,623
nCino, Inc. (a)	500	15,725
NCR Voyix Corp. (a)	4,866	60,095
NextNav, Inc. (a)	2,578	20,908
Nutanix, Inc., Class A (a)	1,774	100,852
Olo, Inc., Class A (a)	3,208	14,179
ON24, Inc. (a)	1,335	8,023
Ooma, Inc. (a)	1,014	10,069
Pagaya Technologies Ltd., Class A (a)	1,399	17,851
PagerDuty, Inc. (a)	2,982	68,377
Palantir Technologies, Inc., Class A (a)	14,029	355,355
Pegasystems, Inc.	200	12,106
Porch Group, Inc. (a)	3,107	4,692
PowerSchool Holdings, Inc., Class A (a)	2,002	44,825
Procore Technologies, Inc. (a)	600	39,786
PROS Holdings, Inc. (a)	1,538	44,064
PTC, Inc. (a)	748	135,889
Q2 Holdings, Inc. (a)	1,956	118,006
Red Violet, Inc. (a)	473	12,014
Rekor Systems, Inc. (a)	2,882	4,467
ReposiTrak, Inc.	440	6,728
Rimini Street, Inc. (a)	2,472	7,589
RingCentral, Inc., Class A (a)	900	25,380
Riot Platforms, Inc. (a)	9,049	82,708
Roper Technologies, Inc.	782	440,782
Salesforce, Inc.	6,528	1,678,349

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
SEMrush Holdings, Inc., Class A (a)	1,200	$16,068
Smartsheet, Inc., Class A (a)	1,000	44,080
SoundHound AI, Inc., Class A (a)	9,570	37,802
SoundThinking, Inc. (a)	429	5,225
Sprinklr, Inc., Class A (a)	3,252	31,284
Sprout Social, Inc., Class A (a)	1,655	59,050
SPS Commerce, Inc. (a)	1,233	232,001
Synopsys, Inc. (a)	1,026	610,532
Terawulf, Inc. (a)	7,772	34,585
Tyler Technologies, Inc. (a)	250	125,695
Unity Software, Inc. (a)	2,198	35,740
Verint Systems, Inc. (a)	2,065	66,493
Vertex, Inc., Class A (a)	1,814	65,395
Viant Technology, Inc., Class A (a)	600	5,922
Weave Communications, Inc. (a)	1,047	9,444
WM Technology, Inc. (a)	2,760	2,870
Workday, Inc., Class A (a)	1,410	315,220
Workiva, Inc. (a)	1,678	122,477
Yext, Inc. (a)	3,227	17,264
Zeta Global Holdings Corp., Class A (a)	5,479	96,704
Zoom Video Communications, Inc., Class A (a)	1,874	110,922
		13,910,684
Asset Management & Custody Banks - 0.4%
Affiliated Managers Group, Inc.	200	31,246
AlTi Global, Inc. (a)	936	4,876
Ameriprise Financial, Inc.	714	305,014
ARES Management Corp., Class A	1,222	162,868
Artisan Partners Asset Management, Inc., Class A	2,099	86,626
AssetMark Financial Holdings, Inc. (a)	754	26,051
Bank of New York Mellon Corp.	5,206	311,787
BlackRock, Inc.	1,002	788,895
Blackstone, Inc.	4,912	608,106
Blue Owl Capital, Inc.	3,400	60,350
Brightsphere Investment Group, Inc.	995	22,059
Carlyle Group, Inc.	1,551	62,273
Cohen & Steers, Inc.	919	66,683
Diamond Hill Investment Group, Inc.	84	11,823
	Number of Shares	Fair Value
Franklin Resources, Inc.	2,200	$49,170
GCM Grosvenor, Inc., Class A	1,300	12,688
Hamilton Lane, Inc., Class A	1,275	157,564
Invesco Ltd.	2,900	43,384
Janus Henderson Group PLC	1,100	37,081
KKR & Co., Inc.	4,659	490,313
Northern Trust Corp.	1,332	111,861
P10, Inc., Class A	1,284	10,888
SEI Investments Co.	700	45,283
Silvercrest Asset Management Group, Inc., Class A	396	6,174
State Street Corp. (c)	2,061	152,514
StepStone Group, Inc., Class A	1,724	79,114
T Rowe Price Group, Inc.	1,557	179,538
TPG, Inc.	500	20,725
Victory Capital Holdings, Inc., Class A	1,374	65,581
Virtus Investment Partners, Inc.	212	47,880
WisdomTree, Inc.	4,614	45,725
		4,104,140
Automobile Manufacturers - 0.5%
Canoo, Inc. (a)	2,369	5,046
Ford Motor Co.	26,991	338,467
General Motors Co.	7,927	368,288
Lucid Group, Inc. (a)	7,700	20,097
Rivian Automotive, Inc., Class A (a)	5,000	67,100
Stellantis NV	23,741	469,959
Tesla, Inc. (a)	19,161	3,791,579
Thor Industries, Inc.	334	31,212
Winnebago Industries, Inc.	946	51,273
		5,143,021
Automotive Parts & Equipment - 0.1%
Adient PLC (a)	3,034	74,970
American Axle & Manufacturing Holdings, Inc. (a)	3,505	24,500
Aptiv PLC (a)	1,891	133,164
BorgWarner, Inc.	1,786	57,581
Cooper-Standard Holdings, Inc. (a)	749	9,318
Dana, Inc.	4,318	52,334
Dorman Products, Inc. (a)	875	80,045
Fox Factory Holding Corp. (a)	1,398	67,370
Gentex Corp.	1,658	55,891
Gentherm, Inc. (a)	1,022	50,405

See Notes to Schedule of Investments and Notes to Financial Statements.
4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Holley, Inc. (a)	2,282	$8,170
LCI Industries	827	85,495
Lear Corp.	300	34,263
Luminar Technologies, Inc. (a)	11,574	17,245
Modine Manufacturing Co. (a)	1,714	171,726
Patrick Industries, Inc.	721	78,264
Phinia, Inc.	1,520	59,827
QuantumScape Corp. (a)	2,200	10,824
Solid Power, Inc. (a)	6,427	10,604
Standard Motor Products, Inc.	645	17,886
Stoneridge, Inc. (a)	811	12,943
Visteon Corp. (a)	908	96,884
XPEL, Inc. (a)	857	30,475
		1,240,184
Automotive Retail - 0.1%
Advance Auto Parts, Inc.	398	25,205
America's Car-Mart, Inc. (a)	177	10,657
Arko Corp.	2,433	15,255
Asbury Automotive Group, Inc. (a)	661	150,622
AutoNation, Inc. (a)	182	29,007
AutoZone, Inc. (a)	130	385,333
Camping World Holdings, Inc., Class A	1,280	22,861
CarMax, Inc. (a)	1,200	88,008
Carvana Co. (a)	700	90,104
EVgo, Inc. (a)	3,667	8,984
Group 1 Automotive, Inc.	436	129,614
Lithia Motors, Inc.	200	50,490
Monro, Inc.	907	21,641
Murphy USA, Inc.	100	46,946
OneWater Marine, Inc., Class A (a)	458	12,627
O'Reilly Automotive, Inc. (a)	405	427,704
Penske Automotive Group, Inc.	170	25,334
Sonic Automotive, Inc., Class A	450	24,512
Valvoline, Inc. (a)	1,100	47,520
		1,612,424
Biotechnology - 1.4%
2seventy bio, Inc. (a)	2,101	8,089
4D Molecular Therapeutics, Inc. (a)	1,683	35,326
89bio, Inc. (a)	2,406	19,272
AbbVie, Inc. (b)	12,267	2,104,036
Absci Corp. (a)	2,897	8,923
	Number of Shares	Fair Value
ACADIA Pharmaceuticals, Inc. (a)	3,824	$62,140
ACELYRIN, Inc. (a)	2,126	9,376
Achieve Life Sciences, Inc. (a)	1,305	6,134
Acrivon Therapeutics, Inc. (a)	376	2,181
Actinium Pharmaceuticals, Inc. (a)	1,134	8,392
Acumen Pharmaceuticals, Inc. (a)	1,387	3,357
ADMA Biologics, Inc. (a)	7,508	83,939
Aduro Biotech, Inc. (a)(d)**	4,580	—
Adverum Biotechnologies, Inc. (a)	801	5,495
Aerovate Therapeutics, Inc. (a)	429	712
Agenus, Inc. (a)	780	13,065
Agios Pharmaceuticals, Inc. (a)	1,884	81,238
Akebia Therapeutics, Inc. (a)	7,732	7,887
Akero Therapeutics, Inc. (a)	2,273	53,325
Aldeyra Therapeutics, Inc. (a)	1,958	6,481
Alector, Inc. (a)	2,203	10,002
Alkermes PLC (a)	5,591	134,743
Allogene Therapeutics, Inc. (a)	3,925	9,145
Alnylam Pharmaceuticals, Inc. (a)	881	214,083
Altimmune, Inc. (a)	2,473	16,445
ALX Oncology Holdings, Inc. (a)	812	4,896
Amgen, Inc.	3,643	1,138,255
Amicus Therapeutics, Inc. (a)	9,769	96,908
AnaptysBio, Inc. (a)	558	13,983
Anavex Life Sciences Corp. (a)	2,931	12,369
Anika Therapeutics, Inc. (a)	446	11,297
Annexon, Inc. (a)	2,953	14,470
Apellis Pharmaceuticals, Inc. (a)	600	23,016
Apogee Therapeutics, Inc. (a)	1,215	47,810
Applied Therapeutics, Inc. (a)	3,353	15,659
Arbutus Biopharma Corp. (a)	3,836	11,853
Arcellx, Inc. (a)	1,438	79,363
Arcturus Therapeutics Holdings, Inc. (a)	830	20,211
Arcus Biosciences, Inc. (a)	1,651	25,145
Arcutis Biotherapeutics, Inc. (a)	3,593	33,415
Ardelyx, Inc. (a)	7,684	56,938
ArriVent Biopharma, Inc. (a)	397	7,364
Arrowhead Pharmaceuticals, Inc. (a)	3,971	103,206

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
ARS Pharmaceuticals, Inc. (a)	1,724	$14,671
Astria Therapeutics, Inc. (a)	1,536	13,978
Atossa Therapeutics, Inc. (a)	4,937	5,875
Aura Biosciences, Inc. (a)	1,527	11,544
Avid Bioservices, Inc. (a)	1,938	13,837
Avidity Biosciences, Inc. (a)	3,357	137,133
Avita Medical, Inc. (a)	1,012	8,015
Beam Therapeutics, Inc. (a)	2,556	59,887
BioCryst Pharmaceuticals, Inc. (a)	6,951	42,957
Biogen, Inc. (a)	992	229,965
Biohaven Ltd. (a)	2,502	86,844
BioMarin Pharmaceutical, Inc. (a)	1,389	114,356
Biomea Fusion, Inc. (a)	869	3,911
Black Diamond Therapeutics, Inc. (a)	1,397	6,510
Bluebird Bio, Inc. (a)	7,827	7,703
Blueprint Medicines Corp. (a)	2,083	224,506
Bridgebio Pharma, Inc. (a)	4,674	118,392
C4 Therapeutics, Inc. (a)	2,108	9,739
Cabaletta Bio, Inc. (a)	1,422	10,637
Candel Therapeutics, Inc. (a)	794	4,923
Capricor Therapeutics, Inc. (a)	1,011	4,822
Cardiff Oncology, Inc. (a)	1,295	2,875
CareDx, Inc. (a)	1,592	24,724
Cargo Therapeutics, Inc. (a)	703	11,543
Caribou Biosciences, Inc. (a)	3,424	5,615
Cartesian Therapeutics, Inc. (a)	239	6,455
Catalyst Pharmaceuticals, Inc. (a)	3,895	60,334
Celcuity, Inc. (a)	731	11,974
Celldex Therapeutics, Inc. (a)	2,155	79,757
Century Therapeutics, Inc. (a)	921	2,349
Cerevel Therapeutics Holdings, Inc. (a)	400	16,356
CervoMed, Inc. (a)	222	3,801
CG oncology, Inc. (a)	740	23,362
Chinook Therapeutics, Inc. (a)	2,824	1,101
Cibus, Inc. (a)	582	5,733
Cogent Biosciences, Inc. (a)	3,128	26,369
Coherus Biosciences, Inc. (a)	4,363	7,548
Compass Therapeutics, Inc. (a)	3,701	3,701
Corbus Pharmaceuticals Holdings, Inc. (a)	354	16,019
Crinetics Pharmaceuticals, Inc. (a)	2,588	115,917
CSL Ltd.	5,167	1,018,705
	Number of Shares	Fair Value
Cullinan Therapeutics, Inc. (a)	1,324	$23,091
Cytokinetics, Inc. (a)	3,703	200,629
Day One Biopharmaceuticals, Inc. (a)	1,917	26,416
Denali Therapeutics, Inc. (a)	4,140	96,131
Design Therapeutics, Inc. (a)	1,288	4,315
Dianthus Therapeutics, Inc. (a)	823	21,299
Disc Medicine, Inc. (a)	561	25,284
Dynavax Technologies Corp. (a)	4,421	49,648
Dyne Therapeutics, Inc. (a)	2,687	94,824
Editas Medicine, Inc. (a)	2,530	11,815
Elevation Oncology, Inc. (a)	2,063	5,570
Enanta Pharmaceuticals, Inc. (a)	862	11,180
Entrada Therapeutics, Inc. (a)	625	8,906
Erasca, Inc. (a)	3,602	8,501
Exact Sciences Corp. (a)	1,300	54,925
Exelixis, Inc. (a)	2,300	51,681
Fate Therapeutics, Inc. (a)	2,472	8,108
Fibrobiologics, Inc. (a)	1,018	5,080
Foghorn Therapeutics, Inc. (a)	803	4,617
G1 Therapeutics, Inc. (a)	1,984	4,524
Generation Bio Co. (a)	1,881	5,304
Geron Corp. (a)	19,189	81,361
Gilead Sciences, Inc.	8,611	590,801
GRAIL, Inc. (a)	195	3,002
Greenwich Lifesciences, Inc. (a)	244	4,211
Halozyme Therapeutics, Inc. (a)	4,091	214,205
Heron Therapeutics, Inc. (a)	3,882	13,587
HilleVax, Inc. (a)	1,102	15,935
Humacyte, Inc. (a)	3,062	14,698
Ideaya Biosciences, Inc. (a)	2,490	87,424
IGM Biosciences, Inc. (a)	539	3,703
ImmunityBio, Inc. (a)	4,796	30,311
Immunome, Inc. (a)	1,763	21,332
Immunovant, Inc. (a)	1,947	51,401
Incyte Corp. (a)	1,346	81,595
Inhibrx Biosciences, Inc. (a)	272	3,854
Inmune Bio, Inc. (a)	404	3,563
Inovio Pharmaceuticals, Inc. (a)	941	7,603
Inozyme Pharma, Inc. (a)	1,961	8,746
Insmed, Inc. (a)	5,139	344,313
Intellia Therapeutics, Inc. (a)	3,215	71,952
Invivyd, Inc. (a)	3,279	3,607
Ionis Pharmaceuticals, Inc. (a)	1,100	52,426

See Notes to Schedule of Investments and Notes to Financial Statements.
6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Iovance Biotherapeutics, Inc. (a)	8,457	$67,825
Ironwood Pharmaceuticals, Inc. (a)	4,261	27,782
iTeos Therapeutics, Inc. (a)	735	10,907
Janux Therapeutics, Inc. (a)	946	39,628
Jasper Therapeutics, Inc. (a)	412	9,352
KalVista Pharmaceuticals, Inc. (a)	1,328	15,644
Keros Therapeutics, Inc. (a)	990	45,243
Kodiak Sciences, Inc. (a)	1,324	3,111
Korro Bio, Inc. (a)	225	7,621
Krystal Biotech, Inc. (a)	823	151,136
Kura Oncology, Inc. (a)	2,433	50,095
Kymera Therapeutics, Inc. (a)	1,495	44,626
Kyverna Therapeutics, Inc. (a)	666	4,995
Larimar Therapeutics, Inc. (a)	1,114	8,077
Legend Biotech Corp. ADR (a)(b)	1,100	48,719
LENZ Therapeutics, Inc.	462	7,988
Lexeo Therapeutics, Inc. (a)	405	6,496
Lexicon Pharmaceuticals, Inc. (a)	4,215	7,081
Lineage Cell Therapeutics, Inc. (a)	5,431	5,416
Lyell Immunopharma, Inc. (a)	5,294	7,676
MacroGenics, Inc. (a)	2,229	9,473
Madrigal Pharmaceuticals, Inc. (a)	582	163,053
MannKind Corp. (a)	8,908	46,500
MeiraGTx Holdings PLC (a)	1,371	5,772
Mersana Therapeutics, Inc. (a)	4,610	9,266
MiMedx Group, Inc. (a)	3,535	24,498
Mineralys Therapeutics, Inc. (a)	1,015	11,876
Mirum Pharmaceuticals, Inc. (a)	1,319	45,097
Moderna, Inc. (a)	2,308	274,075
Monte Rosa Therapeutics, Inc. (a)	1,284	4,802
Morphic Holding, Inc. (a)	1,340	45,654
Myriad Genetics, Inc. (a)	2,984	72,989
Natera, Inc. (a)	800	86,632
Neurocrine Biosciences, Inc. (a)	700	96,369
Neurogene, Inc. (a)	365	13,282
Nkarta, Inc. (a)	1,338	7,908
Novavax, Inc. (a)	4,724	59,806
Nurix Therapeutics, Inc. (a)	2,037	42,512
Nuvalent, Inc., Class A (a)	1,065	80,791
	Number of Shares	Fair Value
Ocugen, Inc. (a)	9,072	$14,062
Olema Pharmaceuticals, Inc. (a)	1,390	15,040
Organogenesis Holdings, Inc. (a)	3,071	8,599
ORIC Pharmaceuticals, Inc. (a)	2,153	15,222
Outlook Therapeutics, Inc. (a)	299	2,207
Ovid therapeutics, Inc. (a)	2,406	1,851
PepGen, Inc. (a)	389	6,208
Perspective Therapeutics, Inc. (a)	1,639	16,341
Poseida Therapeutics, Inc. (a)	2,897	8,459
Praxis Precision Medicines, Inc. (a)	589	24,361
Precigen, Inc. (a)	5,391	8,518
Prelude Therapeutics, Inc. (a)	429	1,634
Prime Medicine, Inc. (a)	1,599	8,219
ProKidney Corp. (a)	2,310	5,683
Protagonist Therapeutics, Inc. (a)	1,954	67,706
PTC Therapeutics, Inc. (a)	2,537	77,581
Puma Biotechnology, Inc. (a)	1,621	5,284
Pyxis Oncology, Inc. (a)	1,861	6,160
Q32 Bio, Inc. (a)	199	3,572
RAPT Therapeutics, Inc. (a)	1,175	3,584
Recursion Pharmaceuticals, Inc., Class A (a)	6,915	51,862
Regeneron Pharmaceuticals, Inc. (a)	714	750,435
REGENXBIO, Inc. (a)	1,589	18,591
Regulus Therapeutics, Inc. (a)	2,477	4,421
Relay Therapeutics, Inc. (a)	2,889	18,836
Replimune Group, Inc. (a)	1,474	13,266
REVOLUTION Medicines, Inc. (a)	5,051	196,029
Rhythm Pharmaceuticals, Inc. (a)	1,827	75,017
Rigel Pharmaceuticals, Inc. (a)	737	6,057
Rocket Pharmaceuticals, Inc. (a)	2,210	47,581
Roivant Sciences Ltd. (a)	2,500	26,425
Sage Therapeutics, Inc. (a)	1,598	17,354
Sana Biotechnology, Inc. (a)	4,517	24,663
Sarepta Therapeutics, Inc. (a)	600	94,800
Savara, Inc. (a)	2,768	11,155
Scholar Rock Holding Corp. (a)	2,125	17,701
Sera Prognostics, Inc., Class A (a)	1,049	6,210
Shattuck Labs, Inc. (a)	1,502	5,798

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Skye Bioscience, Inc. (a)	673	$5,391
Soleno Therapeutics, Inc. (a)	746	30,437
Solid Biosciences, Inc. (a)	884	5,012
SpringWorks Therapeutics, Inc. (a)	2,291	86,302
Spyre Therapeutics, Inc. (a)	1,177	27,671
Stoke Therapeutics, Inc. (a)	1,236	16,698
Summit Therapeutics, Inc. (a)	2,993	23,345
Sutro Biopharma, Inc. (a)	2,601	7,621
Syndax Pharmaceuticals, Inc. (a)	2,753	56,519
Tango Therapeutics, Inc. (a)	1,818	15,598
Taysha Gene Therapies, Inc. (a)	5,673	12,708
Tenaya Therapeutics, Inc. (a)	1,931	5,986
TG Therapeutics, Inc. (a)	4,654	82,795
Tourmaline Bio, Inc.	819	10,532
Travere Therapeutics, Inc. (a)	2,225	18,290
TScan Therapeutics, Inc. (a)	1,398	8,178
Twist Bioscience Corp. (a)	1,916	94,420
Tyra Biosciences, Inc. (a)	564	9,018
Ultragenyx Pharmaceutical, Inc. (a)	700	28,770
United Therapeutics Corp. (a)	311	99,069
UroGen Pharma Ltd. (a)	1,181	19,817
Vanda Pharmaceuticals, Inc. (a)	1,652	9,334
Vaxcyte, Inc. (a)	3,615	272,969
Vera Therapeutics, Inc. (a)	1,248	45,153
Veracyte, Inc. (a)	2,572	55,735
Vericel Corp. (a)	1,617	74,188
Vertex Pharmaceuticals, Inc. (a)	1,724	808,073
Verve Therapeutics, Inc. (a)	2,017	9,843
Viking Therapeutics, Inc. (a)	700	37,107
Vir Biotechnology, Inc. (a)	3,044	27,092
Viridian Therapeutics, Inc. (a)	2,131	27,724
Voyager Therapeutics, Inc. (a)	1,587	12,553
X4 Pharmaceuticals, Inc. (a)	5,092	2,953
XBiotech, Inc. (a)	612	3,146
Xencor, Inc. (a)	2,003	37,917
XOMA Corp. (a)	285	6,752
Y-mAbs Therapeutics, Inc. (a)	1,147	13,856
Zentalis Pharmaceuticals, Inc. (a)	1,765	7,219
Zymeworks, Inc. (a)	1,725	14,680
		15,112,601
	Number of Shares	Fair Value
Brewers - 0.0%*
Boston Beer Co., Inc., Class A (a)	114	$34,776
Molson Coors Beverage Co., Class B	1,300	66,079
		100,855
Broadcasting - 0.0%*
AMC Networks, Inc., Class A (a)	930	8,984
EW Scripps Co., Class A (a)	2,481	7,790
Fox Corp., Class A	1,600	54,992
Fox Corp., Class B	1,200	38,424
Gray Television, Inc.	3,217	16,728
iHeartMedia, Inc., Class A (a)	4,243	4,625
Nexstar Media Group, Inc.	224	37,186
Paramount Global, Class B	4,304	44,719
Sinclair, Inc.	1,218	16,236
TEGNA, Inc.	5,876	81,912
Townsquare Media, Inc., Class A	445	4,877
		316,473
Broadline Retail - 1.2%
1stdibs.com, Inc. (a)	1,021	4,584
Amazon.com, Inc. (a)	64,263	12,418,825
eBay, Inc.	3,548	190,599
Etsy, Inc. (a)	891	52,551
Groupon, Inc. (a)	810	12,393
Kohl's Corp.	500	11,495
Macy's, Inc.	2,000	38,400
Nordstrom, Inc.	700	14,854
Ollie's Bargain Outlet Holdings, Inc. (a)	400	39,268
Savers Value Village, Inc. (a)	798	9,767
		12,792,736
Building Products - 0.3%
A O Smith Corp.	906	74,093
AAON, Inc.	402	34,906
Advanced Drainage Systems, Inc.	500	80,195
Allegion PLC	656	77,506
American Woodmark Corp. (a)	498	39,143
Apogee Enterprises, Inc.	686	43,105
Armstrong World Industries, Inc.	300	33,972
AZEK Co., Inc. (a)	1,000	42,130
AZZ, Inc.	979	75,628
Builders FirstSource, Inc. (a)	900	124,569

See Notes to Schedule of Investments and Notes to Financial Statements.
8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Caesarstone Ltd. (a)	844	$4,220
Carlisle Cos., Inc.	315	127,641
Carrier Global Corp.	5,792	365,359
CSW Industrials, Inc.	514	136,369
Fortune Brands Innovations, Inc.	935	60,719
Gibraltar Industries, Inc. (a)	1,022	70,058
Griffon Corp.	1,278	81,613
Hayward Holdings, Inc. (a)	500	6,150
Insteel Industries, Inc.	686	21,239
Janus International Group, Inc. (a)	4,746	59,942
JELD-WEN Holding, Inc. (a)	2,637	35,520
Johnson Controls International PLC	4,695	312,077
Lennox International, Inc.	255	136,420
Masco Corp.	1,400	93,338
Masterbrand, Inc. (a)	4,190	61,509
Owens Corning	567	98,499
Quanex Building Products Corp.	1,018	28,148
Resideo Technologies, Inc. (a)	4,863	95,120
Simpson Manufacturing Co., Inc.	200	33,706
Tecnoglass, Inc.	758	38,037
Trane Technologies PLC	1,513	497,671
Trex Co., Inc. (a)	796	59,000
UFP Industries, Inc.	2,005	224,560
Zurn Elkay Water Solutions Corp.	4,726	138,944
		3,411,106
Cable & Satellite - 0.1%
Cable One, Inc.	189	66,906
Charter Communications, Inc., Class A (a)	623	186,252
Comcast Corp., Class A	26,753	1,047,647
EchoStar Corp., Class A (a)	4,064	72,380
Liberty Broadband Corp., Class C (a)	1,000	54,820
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	1,497	33,174
Sirius XM Holdings, Inc.	7,300	20,659
WideOpenWest, Inc. (a)	2,034	11,004
		1,492,842
Cargo Ground Transportation - 0.1%
ArcBest Corp.	785	84,058
Covenant Logistics Group, Inc.	247	12,175
	Number of Shares	Fair Value
Heartland Express, Inc.	1,446	$17,829
JB Hunt Transport Services, Inc.	554	88,640
Knight-Swift Transportation Holdings, Inc.	1,122	56,010
Landstar System, Inc.	244	45,013
Marten Transport Ltd.	1,794	33,099
Old Dominion Freight Line, Inc.	1,368	241,589
PAM Transportation Services, Inc. (a)	196	3,405
RXO, Inc. (a)	3,881	101,488
Ryder System, Inc.	294	36,421
Saia, Inc. (a)	148	70,195
U-Haul Holding Co.	647	38,833
Universal Logistics Holdings, Inc.	260	10,553
Werner Enterprises, Inc.	2,112	75,673
XPO, Inc. (a)	800	84,920
		999,901
Casinos & Gaming - 0.1%
Accel Entertainment, Inc. (a)	1,666	17,093
Bally's Corp. (a)	902	10,797
Boyd Gaming Corp.	600	33,060
Caesars Entertainment, Inc. (a)	1,559	61,955
Churchill Downs, Inc.	500	69,800
DraftKings, Inc., Class A (a)	3,100	118,327
Everi Holdings, Inc. (a)	2,474	20,782
Full House Resorts, Inc. (a)	1,322	6,610
Golden Entertainment, Inc.	635	19,755
Inspired Entertainment, Inc. (a)	911	8,336
International Game Technology PLC	3,796	77,666
Las Vegas Sands Corp.	2,359	104,386
Light & Wonder, Inc. (a)	600	62,928
MGM Resorts International (a)	1,700	75,548
Monarch Casino & Resort, Inc.	414	28,206
Penn Entertainment, Inc. (a)	700	13,548
PlayAGS, Inc. (a)	1,141	13,121
Red Rock Resorts, Inc., Class A	1,639	90,030
Rush Street Interactive, Inc. (a)	2,377	22,795
Wynn Resorts Ltd.	770	68,915
		923,658

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Coal & Consumable Fuels - 0.0%*
Centrus Energy Corp., Class A (a)	484	$20,691
CONSOL Energy, Inc. (a)	959	97,847
Energy Fuels, Inc. (a)	4,940	29,936
Hallador Energy Co. (a)	881	6,845
NACCO Industries, Inc., Class A	210	5,811
Peabody Energy Corp.	4,262	94,276
Uranium Energy Corp. (a)	13,125	78,881
Ur-Energy, Inc. (a)	9,645	13,503
		347,790
Commercial & Residential Mortgage Finance - 0.1%
Enact Holdings, Inc.	910	27,901
Essent Group Ltd.	3,459	194,361
Federal Agricultural Mortgage Corp., Class C	306	55,331
Merchants Bancorp	586	23,756
MGIC Investment Corp.	1,700	36,635
Mr Cooper Group, Inc. (a)	2,117	171,964
NMI Holdings, Inc., Class A (a)	2,644	90,002
Onity Group, Inc. (a)	269	6,451
PennyMac Financial Services, Inc.	891	84,289
Radian Group, Inc.	5,011	155,842
Rocket Cos., Inc., Class A (a)	500	6,850
Velocity Financial, Inc. (a)	349	6,257
Walker & Dunlop, Inc.	1,069	104,976
Waterstone Financial, Inc.	719	9,196
		973,811
Commercial Printing - 0.0%*
Deluxe Corp.	1,340	30,096
Ennis, Inc.	790	17,293
Quad/Graphics, Inc.	1,244	6,780
		54,169
Commodity Chemicals - 0.1%
AdvanSix, Inc.	791	18,130
Cabot Corp.	1,798	165,218
Core Molding Technologies, Inc. (a)	344	5,483
Dow, Inc.	4,886	259,202
Hawkins, Inc.	640	58,240
Koppers Holdings, Inc.	619	22,897
Kronos Worldwide, Inc.	914	11,471
LyondellBasell Industries NV, Class A	1,734	165,874
	Number of Shares	Fair Value
Mativ Holdings, Inc.	1,708	$28,968
Olin Corp.	590	27,819
PureCycle Technologies, Inc. (a)	3,624	21,454
Tronox Holdings PLC	3,971	62,305
Westlake Corp.	200	28,964
		876,025
Communications Equipment - 0.3%
ADTRAN Holdings, Inc.	2,309	12,145
Applied Optoelectronics, Inc. (a)	1,315	10,901
Arista Networks, Inc. (a)	1,753	614,392
Aviat Networks, Inc. (a)	455	13,054
Calix, Inc. (a)	1,964	69,585
Ciena Corp. (a)	1,079	51,986
Cisco Systems, Inc.	28,216	1,340,542
Clearfield, Inc. (a)	393	15,154
CommScope Holding Co., Inc. (a)	8,632	10,617
Digi International, Inc. (a)	1,090	24,994
Extreme Networks, Inc. (a)	4,154	55,871
F5, Inc. (a)	400	68,892
Harmonic, Inc. (a)	3,653	42,996
Infinera Corp. (a)	6,163	37,533
Juniper Networks, Inc.	2,255	82,217
Lumentum Holdings, Inc. (a)	400	20,368
Motorola Solutions, Inc.	1,129	435,851
NETGEAR, Inc. (a)	888	13,586
NetScout Systems, Inc. (a)	2,288	41,848
Ribbon Communications, Inc. (a)	3,841	12,637
Viasat, Inc. (a)	4,069	51,676
Viavi Solutions, Inc. (a)	6,893	47,355
		3,074,200
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	1,438	121,209
GameStop Corp., Class A (a)	1,800	44,442
Upbound Group, Inc.	1,774	54,462
		220,113
Construction & Engineering - 0.2%
AECOM	1,000	88,140
Ameresco, Inc., Class A (a)	994	28,637
API Group Corp. (a)	1,400	52,682
Arcosa, Inc.	1,612	134,457
Argan, Inc.	391	28,606

See Notes to Schedule of Investments and Notes to Financial Statements.
10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Bowman Consulting Group Ltd. (a)	466	$14,814
Centuri Holdings, Inc. (a)	483	9,409
Comfort Systems USA, Inc.	200	60,824
Concrete Pumping Holdings, Inc. (a)	996	5,986
Construction Partners, Inc., Class A (a)	1,432	79,061
Dycom Industries, Inc. (a)	943	159,141
EMCOR Group, Inc.	300	109,524
Ferrovial SE	5,584	217,004
Fluor Corp. (a)	5,655	246,275
Granite Construction, Inc.	1,467	90,910
Great Lakes Dredge & Dock Corp. (a)	1,986	17,437
IES Holdings, Inc. (a)	275	38,316
Limbach Holdings, Inc. (a)	338	19,242
MasTec, Inc. (a)	400	42,796
Matrix Service Co. (a)	952	9,453
MDU Resources Group, Inc.	1,500	37,650
MYR Group, Inc. (a)	554	75,183
Northwest Pipe Co. (a)	295	10,021
Orion Group Holdings, Inc. (a)	1,097	10,432
Primoris Services Corp.	1,780	88,804
Quanta Services, Inc.	1,038	263,745
Sterling Infrastructure, Inc. (a)	1,005	118,932
Tutor Perini Corp. (a)	1,431	31,167
Valmont Industries, Inc.	139	38,149
WillScot Mobile Mini Holdings Corp. (a)	1,400	52,696
		2,179,493
Construction Machinery & Heavy Transportation Equipment - 0.3%
Allison Transmission Holdings, Inc.	600	45,540
Astec Industries, Inc.	694	20,584
Atmus Filtration Technologies, Inc. (a)	2,794	80,411
Blue Bird Corp. (a)	1,076	57,943
Caterpillar, Inc.	3,415	1,137,536
Commercial Vehicle Group, Inc. (a)	1,297	6,355
Cummins, Inc.	957	265,022
Douglas Dynamics, Inc.	699	16,357
Federal Signal Corp.	1,995	166,922
Greenbrier Cos., Inc.	1,015	50,293
Hyliion Holdings Corp. (a)	6,196	10,037
Manitowoc Co., Inc. (a)	1,073	12,372
Miller Industries, Inc.	338	18,597
	Number of Shares	Fair Value
Oshkosh Corp.	500	$54,100
PACCAR, Inc.	3,605	371,099
REV Group, Inc.	1,727	42,985
Shyft Group, Inc.	1,030	12,216
Terex Corp.	2,215	121,470
Trinity Industries, Inc.	2,725	81,532
Twin Disc, Inc.	438	5,160
Wabash National Corp.	1,418	30,969
Westinghouse Air Brake Technologies Corp.	1,241	196,140
		2,803,640
Construction Materials - 0.2%
CRH PLC	4,600	344,908
Eagle Materials, Inc.	200	43,492
Holcim AG	5,584	494,768
James Hardie Industries PLC (a)	4,541	143,447
Knife River Corp. (a)	1,887	132,354
Martin Marietta Materials, Inc.	456	247,061
Smith-Midland Corp. (a)	176	4,873
Summit Materials, Inc., Class A (a)	4,020	147,172
U.S. Lime & Minerals, Inc.	64	23,308
Vulcan Materials Co.	931	231,521
		1,812,904
Consumer Electronics - 0.0%*
Garmin Ltd.	1,084	176,605
GoPro, Inc., Class A (a)	5,147	7,309
Sonos, Inc. (a)	4,076	60,162
Vizio Holding Corp., Class A (a)	3,008	32,486
		276,562
Consumer Finance - 0.2%
Ally Financial, Inc.	2,027	80,411
American Express Co.	3,957	916,243
Atlanticus Holdings Corp. (a)	188	5,298
Bread Financial Holdings, Inc.	1,660	73,969
Capital One Financial Corp.	2,610	361,354
Consumer Portfolio Services, Inc. (a)	417	4,087
Credit Acceptance Corp. (a)	39	20,072
Discover Financial Services	1,675	219,107
Encore Capital Group, Inc. (a)	716	29,879
Enova International, Inc. (a)	883	54,967
FirstCash Holdings, Inc.	1,299	136,239
Green Dot Corp., Class A (a)	1,837	17,360

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
LendingClub Corp. (a)	3,337	$28,231
LendingTree, Inc. (a)	325	13,517
Medallion Financial Corp.	735	5,645
Moneylion, Inc. (a)	292	21,474
Navient Corp.	2,584	37,623
Nelnet, Inc., Class A	486	49,018
NerdWallet, Inc., Class A (a)	1,333	19,462
OneMain Holdings, Inc.	600	29,094
OppFi, Inc.	510	1,729
PRA Group, Inc. (a)	1,182	23,238
PROG Holdings, Inc.	1,380	47,858
Regional Management Corp.	226	6,495
SLM Corp.	1,100	22,869
SoFi Technologies, Inc. (a)	6,800	44,948
Synchrony Financial	2,942	138,833
Upstart Holdings, Inc. (a)	2,578	60,815
World Acceptance Corp. (a)	127	15,695
		2,485,530
Consumer Staples Merchandise Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	1,000	87,840
Costco Wholesale Corp.	3,100	2,634,969
Dollar General Corp.	1,537	203,238
Dollar Tree, Inc. (a)	1,326	141,577
PriceSmart, Inc.	796	64,635
Target Corp.	3,174	469,879
Walmart, Inc.	29,875	2,022,836
		5,624,974
Copper - 0.0%*
Freeport-McMoRan, Inc.	9,998	485,903
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	2,171	330,101
Equinix, Inc.	650	491,790
		821,891
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	847	166,859
Concentrix Corp.	152	9,619
Conduent, Inc. (a)	5,216	17,004
CSG Systems International, Inc.	917	37,753
ExlService Holdings, Inc. (a)	5,162	161,880
Genpact Ltd.	1,200	38,628
IBEX Holdings Ltd. (a)	364	5,889
Maximus, Inc.	2,023	173,371
	Number of Shares	Fair Value
SS&C Technologies Holdings, Inc.	1,600	$100,272
TTEC Holdings, Inc.	778	4,575
Verra Mobility Corp. (a)	5,526	150,307
		866,157
Distillers & Vintners - 0.0%*
Brown-Forman Corp., Class A	600	26,478
Brown-Forman Corp., Class B	1,135	49,021
Constellation Brands, Inc., Class A	1,108	285,066
Duckhorn Portfolio, Inc. (a)	1,644	11,672
MGP Ingredients, Inc.	491	36,531
		408,768
Distributors - 0.0%*
A-Mark Precious Metals, Inc.	571	18,483
Genuine Parts Co.	900	124,488
LKQ Corp.	1,946	80,934
Pool Corp.	223	68,535
Weyco Group, Inc.	207	6,276
		298,716
Diversified Banks - 0.9%
Bank of America Corp.	46,781	1,860,480
Citigroup, Inc.	13,310	844,653
Comerica, Inc.	964	49,203
Fifth Third Bancorp	4,433	161,760
First Citizens BancShares, Inc., Class A	80	134,689
JPMorgan Chase & Co.	19,853	4,015,468
KeyCorp	6,851	97,353
PNC Financial Services Group, Inc.	2,715	422,128
U.S. Bancorp	10,700	424,790
Wells Fargo & Co.	24,191	1,436,703
		9,447,227
Diversified Capital Markets - 0.0%*
Forge Global Holdings, Inc. (a)	4,915	7,176
Diversified Chemicals - 0.0%*
Chemours Co.	1,400	31,598
Huntsman Corp.	1,211	27,575
LSB Industries, Inc. (a)	1,651	13,505
		72,678
Diversified Financial Services - 0.1%
Alerus Financial Corp.	705	13,825

See Notes to Schedule of Investments and Notes to Financial Statements.
12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Apollo Global Management, Inc.	3,654	$431,428
Corebridge Financial, Inc.	1,751	50,989
Equitable Holdings, Inc.	2,500	102,150
Jackson Financial, Inc., Class A	2,516	186,838
NewtekOne, Inc.	912	11,464
Voya Financial, Inc.	600	42,690
		839,384
Diversified Metals & Mining - 0.0%*
Compass Minerals International, Inc.	1,056	10,909
Contango ORE, Inc. (a)	311	5,620
Ferroglobe PLC (a)(d)**	1,316	—
Ivanhoe Electric, Inc. (a)	2,843	26,667
Materion Corp.	687	74,285
MP Materials Corp. (a)	800	10,184
Piedmont Lithium, Inc. (a)	732	7,305
		134,970
Diversified Real Estate Activities - 0.0%*
RMR Group, Inc., Class A	468	10,577
St. Joe Co.	1,205	65,913
Tejon Ranch Co. (a)	635	10,833
		87,323
Diversified REITs - 0.1%
Alexander & Baldwin, Inc.	2,246	38,092
Alpine Income Property Trust, Inc.	536	8,340
American Assets Trust, Inc.	1,507	33,727
Armada Hoffler Properties, Inc.	2,059	22,834
Broadstone Net Lease, Inc.	6,279	99,648
CTO Realty Growth, Inc.	650	11,349
Empire State Realty Trust, Inc., Class A	4,433	41,581
Essential Properties Realty Trust, Inc.	5,822	161,328
Gladstone Commercial Corp.	1,202	17,153
Global Net Lease, Inc.	6,743	49,561
NexPoint Diversified Real Estate Trust	1,406	7,775
One Liberty Properties, Inc.	494	11,599
WP Carey, Inc.	1,631	89,787
		592,774
	Number of Shares	Fair Value
Diversified Support Services - 0.1%
ACV Auctions, Inc., Class A (a)	4,929	$89,954
Cintas Corp.	603	422,257
Copart, Inc. (a)	5,996	324,743
Driven Brands Holdings, Inc. (a)	2,045	26,033
Healthcare Services Group, Inc. (a)	2,277	24,091
Liquidity Services, Inc. (a)	687	13,726
Matthews International Corp., Class A	910	22,795
OPENLANE, Inc. (a)	3,594	59,624
UniFirst Corp.	502	86,108
Vestis Corp.	550	6,727
Viad Corp. (a)	620	21,080
VSE Corp.	460	40,609
		1,137,747
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	5,287	63,946
Education Services - 0.1%
Adtalem Global Education, Inc. (a)	1,302	88,809
American Public Education, Inc. (a)	568	9,985
Bright Horizons Family Solutions, Inc. (a)	391	43,041
Chegg, Inc. (a)	3,601	11,379
Coursera, Inc. (a)	4,549	32,571
Duolingo, Inc. (a)	300	62,601
Graham Holdings Co., Class B	109	76,251
Grand Canyon Education, Inc. (a)	200	27,982
Laureate Education, Inc.	4,484	66,991
Lincoln Educational Services Corp. (a)	1,015	12,038
Nerdy, Inc. (a)	2,782	4,646
Perdoceo Education Corp.	2,167	46,417
Strategic Education, Inc.	709	78,458
Stride, Inc. (a)	1,417	99,899
Udemy, Inc. (a)	3,255	28,091
Universal Technical Institute, Inc. (a)	1,437	22,604
		711,763
Electric Utilities - 0.5%
ALLETE, Inc.	1,930	120,336
Alliant Energy Corp.	1,556	79,200

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
American Electric Power Co., Inc.	3,688	$323,585
Avangrid, Inc.	398	14,141
Constellation Energy Corp.	2,207	441,996
Duke Energy Corp.	5,388	540,039
Edison International	2,611	187,496
Entergy Corp.	1,384	148,088
Evergy, Inc.	1,687	89,360
Eversource Energy	2,314	131,227
Exelon Corp.	6,788	234,933
FirstEnergy Corp.	4,028	154,152
Genie Energy Ltd., Class B	571	8,348
Hawaiian Electric Industries, Inc.	3,758	33,897
IDACORP, Inc.	300	27,945
MGE Energy, Inc.	1,214	90,710
NextEra Energy, Inc.	14,257	1,009,538
NRG Energy, Inc.	1,661	129,326
OGE Energy Corp.	1,550	55,335
Otter Tail Corp.	1,375	120,436
PG&E Corp.	14,200	247,932
Pinnacle West Capital Corp.	884	67,520
PNM Resources, Inc.	2,994	110,658
Portland General Electric Co.	3,374	145,892
PPL Corp.	5,500	152,075
Southern Co.	7,607	590,075
Xcel Energy, Inc.	3,773	201,516
		5,455,756
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	200	48,288
Allient, Inc.	395	9,982
American Superconductor Corp. (a)	1,161	27,156
AMETEK, Inc.	1,627	271,237
Array Technologies, Inc. (a)	5,118	52,511
Atkore, Inc.	1,215	163,940
Blink Charging Co. (a)	2,323	6,365
ChargePoint Holdings, Inc. (a)	13,386	20,213
Eaton Corp. PLC	2,718	852,229
Emerson Electric Co.	4,029	443,835
Encore Wire Corp.	480	139,118
EnerSys	1,304	134,990
Enovix Corp. (a)	4,960	76,682
Fluence Energy, Inc. (a)	2,052	35,582
FuelCell Energy, Inc. (a)	13,954	8,914
Generac Holdings, Inc. (a)	398	52,623
GrafTech International Ltd. (a)	5,828	5,653
Hubbell, Inc.	400	146,192
	Number of Shares	Fair Value
LSI Industries, Inc.	833	$12,053
NEXTracker, Inc., Class A (a)	3,866	181,238
nVent Electric PLC	1,200	91,932
Plug Power, Inc. (a)	21,161	49,305
Powell Industries, Inc.	309	44,311
Preformed Line Products Co.	73	9,091
Regal Rexnord Corp.	467	63,148
Rockwell Automation, Inc.	822	226,280
Schneider Electric SE	5,815	1,397,889
Sensata Technologies Holding PLC	1,000	37,390
SES AI Corp. (a)	5,164	6,455
Shoals Technologies Group, Inc., Class A (a)	5,309	33,128
Stem, Inc. (a)	5,829	6,470
SunPower Corp. (a)	3,548	10,502
Sunrun, Inc. (a)	7,279	86,329
Thermon Group Holdings, Inc. (a)	1,032	31,744
Ultralife Corp. (a)	410	4,354
Vertiv Holdings Co.	2,493	215,819
Vicor Corp. (a)	679	22,516
		5,025,464
Electronic Components - 0.1%
Amphenol Corp., Class A	8,098	545,562
Bel Fuse, Inc., Class A	68	5,502
Bel Fuse, Inc., Class B	319	20,811
Belden, Inc.	1,332	124,942
Coherent Corp. (a)	973	70,504
Corning, Inc.	5,217	202,680
Knowles Corp. (a)	2,764	47,707
Lightwave Logic, Inc. (a)	3,611	10,797
Littelfuse, Inc.	200	51,118
Rogers Corp. (a)	627	75,622
Vishay Intertechnology, Inc.	4,206	93,794
		1,249,039
Electronic Equipment & Instruments - 0.2%
908 Devices, Inc. (a)	943	4,856
Advanced Energy Industries, Inc.	1,243	135,189
Aeva Technologies, Inc. (a)	630	1,588
Arlo Technologies, Inc. (a)	3,203	41,767
Badger Meter, Inc.	975	181,691
Cognex Corp.	1,300	60,788
Crane NXT Co.	300	18,426
Daktronics, Inc. (a)	1,156	16,126

See Notes to Schedule of Investments and Notes to Financial Statements.
14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Evolv Technologies Holdings, Inc. (a)	3,519	$8,973
FARO Technologies, Inc. (a)	756	12,096
Iteris, Inc. (a)	1,815	7,859
Itron, Inc. (a)	1,524	150,815
Keysight Technologies, Inc. (a)	1,173	160,408
MicroVision, Inc. (a)	7,884	8,357
Mirion Technologies, Inc. (a)	6,671	71,647
Napco Security Technologies, Inc.	1,178	61,197
nLight, Inc. (a)	1,350	14,756
Novanta, Inc. (a)	1,189	193,938
OSI Systems, Inc. (a)	540	74,261
Ouster, Inc. (a)	1,510	14,843
PAR Technology Corp. (a)	1,130	53,212
Powerfleet, Inc. NJ (a)	3,169	14,482
SmartRent, Inc. (a)	5,783	13,821
Teledyne Technologies, Inc. (a)	325	126,094
Trimble, Inc. (a)	1,832	102,445
Vishay Precision Group, Inc. (a)	380	11,567
Vontier Corp.	1,199	45,802
Zebra Technologies Corp., Class A (a)	359	110,906
		1,717,910
Electronic Manufacturing Services - 0.0%*
Benchmark Electronics, Inc.	1,180	46,563
CTS Corp.	965	48,858
IPG Photonics Corp. (a)	300	25,317
Jabil, Inc.	714	77,676
Kimball Electronics, Inc. (a)	743	16,331
Methode Electronics, Inc.	1,034	10,702
Plexus Corp. (a)	906	93,481
Sanmina Corp. (a)	1,822	120,707
TTM Technologies, Inc. (a)	3,339	64,877
		504,512
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	2,103	106,349
Aris Water Solutions, Inc., Class A	919	14,401
BrightView Holdings, Inc. (a)	1,277	16,984
Casella Waste Systems, Inc., Class A (a)	1,897	188,220
CECO Environmental Corp. (a)	905	26,109
Clean Harbors, Inc. (a)	300	67,845
	Number of Shares	Fair Value
Enviri Corp. (a)	2,397	$20,686
GFL Environmental, Inc.	2,302	89,634
LanzaTech Global, Inc. (a)	4,197	7,764
Montrose Environmental Group, Inc. (a)	1,066	47,501
Perma-Fix Environmental Services, Inc. (a)	498	5,045
Quest Resource Holding Corp. (a)	665	5,852
Republic Services, Inc.	1,390	270,132
Rollins, Inc.	1,878	91,628
Stericycle, Inc. (a)	500	29,065
Tetra Tech, Inc.	400	81,792
Veralto Corp.	1,570	149,888
Waste Management, Inc.	2,809	599,272
		1,818,167
Fertilizers & Agricultural Chemicals - 0.0%*
American Vanguard Corp.	1,071	9,210
CF Industries Holdings, Inc.	1,282	95,022
Corteva, Inc.	4,902	264,414
FMC Corp.	934	53,752
Intrepid Potash, Inc. (a)	418	9,794
Mosaic Co.	2,447	70,718
Scotts Miracle-Gro Co.	262	17,046
		519,956
Financial Exchanges & Data - 0.3%
Cboe Global Markets, Inc.	752	127,885
CME Group, Inc.	2,522	495,825
Coinbase Global, Inc., Class A (a)	1,400	311,122
Donnelley Financial Solutions, Inc. (a)	878	52,346
FactSet Research Systems, Inc.	215	87,778
Intercontinental Exchange, Inc.	3,963	542,495
MarketAxess Holdings, Inc.	222	44,518
MarketWise, Inc.	991	1,150
Moody's Corp.	1,138	479,018
Morningstar, Inc.	200	59,170
MSCI, Inc.	534	257,255
Nasdaq, Inc.	2,438	146,914
Open Lending Corp., Class A (a)	3,028	16,896
S&P Global, Inc.	2,189	976,294
Tradeweb Markets, Inc., Class A	873	92,538

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	15

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Value Line, Inc.	20	$861
		3,692,065
Food Distributors - 0.0%*
Andersons, Inc.	1,094	54,262
Chefs' Warehouse, Inc. (a)	1,093	42,747
HF Foods Group, Inc. (a)	1,972	5,916
Performance Food Group Co. (a)	1,100	72,721
SpartanNash Co.	1,052	19,736
Sysco Corp.	3,418	244,011
U.S. Foods Holding Corp. (a)	1,700	90,066
United Natural Foods, Inc. (a)	1,819	23,829
		553,288
Food Retail - 0.1%
Albertsons Cos., Inc., Class A	3,100	61,225
Casey's General Stores, Inc.	278	106,074
Grocery Outlet Holding Corp. (a)	900	19,908
Ingles Markets, Inc., Class A	479	32,864
Kroger Co.	4,539	226,632
Maplebear, Inc. (a)	1,200	38,568
Natural Grocers by Vitamin Cottage, Inc.	425	9,010
Sprouts Farmers Market, Inc. (a)	3,335	279,006
Village Super Market, Inc., Class A	326	8,610
Weis Markets, Inc.	509	31,950
		813,847
Footwear - 0.1%
Crocs, Inc. (a)	400	58,376
Deckers Outdoor Corp. (a)	190	183,911
NIKE, Inc., Class B	8,271	623,385
Rocky Brands, Inc.	254	9,388
Skechers USA, Inc., Class A (a)	1,000	69,120
Steven Madden Ltd.	2,397	101,393
Wolverine World Wide, Inc.	2,625	35,490
		1,081,063
Forest Products - 0.0%*
Louisiana-Pacific Corp.	500	41,165
Gas Utilities - 0.1%
Atmos Energy Corp.	934	108,951
Chesapeake Utilities Corp.	737	78,270
	Number of Shares	Fair Value
National Fuel Gas Co.	600	$32,514
New Jersey Resources Corp.	3,262	139,418
Northwest Natural Holding Co.	1,275	46,040
ONE Gas, Inc.	1,873	119,591
RGC Resources, Inc.	318	6,503
Southwest Gas Holdings, Inc.	1,993	140,267
Spire, Inc.	1,799	109,253
UGI Corp.	1,300	29,770
		810,577
Gold - 0.0%*
Coeur Mining, Inc. (a)	13,187	74,111
Dakota Gold Corp. (a)	2,650	6,757
Newmont Corp.	8,017	335,672
Perpetua Resources Corp. (a)	1,469	7,639
Royal Gold, Inc.	463	57,949
		482,128
Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,092	127,731
American Healthcare REIT, Inc.	2,200	32,142
CareTrust REIT, Inc.	4,507	113,126
Community Healthcare Trust, Inc.	809	18,922
Diversified Healthcare Trust	7,454	22,735
Global Medical REIT, Inc.	1,891	17,170
Healthcare Realty Trust, Inc.	2,600	42,848
Healthpeak Properties, Inc.	5,236	102,626
LTC Properties, Inc.	1,442	49,749
Medical Properties Trust, Inc.	3,500	15,085
National Health Investors, Inc.	1,394	94,416
Omega Healthcare Investors, Inc.	1,836	62,883
Sabra Health Care REIT, Inc.	7,694	118,488
Universal Health Realty Income Trust	397	15,538
Ventas, Inc.	2,923	149,833
Welltower, Inc.	4,114	428,884
		1,412,176
Healthcare Distributors - 0.1%
AdaptHealth Corp. (a)	3,442	34,420
Cardinal Health, Inc.	1,645	161,736
Cencora, Inc.	1,108	249,632
Henry Schein, Inc. (a)	972	62,305
McKesson Corp.	898	524,468
Owens & Minor, Inc. (a)	2,302	31,077

See Notes to Schedule of Investments and Notes to Financial Statements.
16	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Patterson Cos., Inc.	2,608	$62,905
PetIQ, Inc. (a)	841	18,553
		1,145,096
Healthcare Equipment - 0.9%
Abbott Laboratories	11,870	1,233,412
Accuray, Inc. (a)	4,095	7,453
Alphatec Holdings, Inc. (a)	3,466	36,220
AngioDynamics, Inc. (a)	1,683	10,182
Artivion, Inc. (a)	1,211	31,062
AtriCure, Inc. (a)	1,565	35,635
Axogen, Inc. (a)	1,726	12,496
Axonics, Inc. (a)	1,694	113,888
Baxter International, Inc.	3,717	124,334
Becton Dickinson & Co.	1,945	454,566
Boston Scientific Corp. (a)	10,129	780,034
CONMED Corp.	1,030	71,400
CVRx, Inc. (a)	495	5,935
Dexcom, Inc. (a)	2,700	306,126
Edwards Lifesciences Corp. (a)	4,171	385,275
Enovis Corp. (a)	333	15,052
Envista Holdings Corp. (a)	1,100	18,293
GE HealthCare Technologies, Inc.	2,849	221,994
Glaukos Corp. (a)	1,622	191,964
Globus Medical, Inc., Class A (a)	800	54,792
Hologic, Inc. (a)	1,700	126,225
IDEXX Laboratories, Inc. (a)	607	295,730
Inari Medical, Inc. (a)	1,764	84,937
Inmode Ltd. (a)	2,671	48,719
Inogen, Inc. (a)	983	7,992
Inspire Medical Systems, Inc. (a)	265	35,465
Insulet Corp. (a)	468	94,442
Integer Holdings Corp. (a)	1,108	128,295
Integra LifeSciences Holdings Corp. (a)	2,290	66,731
Intuitive Surgical, Inc. (a)	2,456	1,092,551
iRadimed Corp.	218	9,579
iRhythm Technologies, Inc. (a)	1,040	111,946
LeMaitre Vascular, Inc.	679	55,868
LivaNova PLC (a)	1,815	99,498
Masimo Corp. (a)	276	34,759
Medtronic PLC	9,201	724,211
NeuroPace, Inc. (a)	451	3,409
Nevro Corp. (a)	1,101	9,270
Novocure Ltd. (a)	3,560	60,983
Omnicell, Inc. (a)	1,509	40,849
	Number of Shares	Fair Value
Orchestra BioMed Holdings, Inc. (a)	748	$6,096
Orthofix Medical, Inc. (a)	1,084	14,374
Paragon 28, Inc. (a)	1,794	12,271
Penumbra, Inc. (a)	300	53,991
PROCEPT BioRobotics Corp. (a)	1,412	86,259
Pulmonx Corp. (a)	1,578	10,004
Pulse Biosciences, Inc. (a)	696	7,788
QuidelOrtho Corp. (a)	600	19,932
ResMed, Inc.	1,059	202,714
Semler Scientific, Inc. (a)	229	7,878
SI-BONE, Inc. (a)	1,197	15,477
Sight Sciences, Inc. (a)	1,094	7,297
Silk Road Medical, Inc. (a)	1,325	35,828
Stereotaxis, Inc. (a)	1,813	3,300
STERIS PLC	660	144,896
Stryker Corp.	2,503	851,646
Surmodics, Inc. (a)	417	17,531
Tactile Systems Technology, Inc. (a)	923	11,021
Tandem Diabetes Care, Inc. (a)	2,158	86,946
Teleflex, Inc.	310	65,202
TransMedics Group, Inc. (a)	1,065	160,410
Treace Medical Concepts, Inc. (a)	1,398	9,297
Varex Imaging Corp. (a)	1,431	21,079
Zimmer Biomet Holdings, Inc.	1,406	152,593
Zimvie, Inc. (a)	790	14,417
Zynex, Inc. (a)	762	7,102
		9,266,921
Healthcare Facilities - 0.1%
Acadia Healthcare Co., Inc. (a)	700	47,278
Brookdale Senior Living, Inc. (a)	6,441	43,992
Community Health Systems, Inc. (a)	3,850	12,936
Encompass Health Corp.	600	51,474
Ensign Group, Inc.	1,839	227,466
HCA Healthcare, Inc.	1,363	437,905
Joint Corp. (a)	418	5,877
National HealthCare Corp.	413	44,769
PACS Group, Inc. (a)	849	25,045
Select Medical Holdings Corp.	3,552	124,533
Sonida Senior Living, Inc. (a)	113	3,107
Surgery Partners, Inc. (a)	2,569	61,117
Tenet Healthcare Corp. (a)	700	93,121

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	17

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
U.S. Physical Therapy, Inc.	495	$45,748
Universal Health Services, Inc., Class B	420	77,671
		1,302,039
Healthcare Services - 0.3%
Accolade, Inc. (a)	2,163	7,744
Addus HomeCare Corp. (a)	527	61,190
agilon health, Inc. (a)	10,306	67,401
AirSculpt Technologies, Inc. (a)	496	1,984
Amedisys, Inc. (a)	300	27,540
AMN Healthcare Services, Inc. (a)	1,266	64,857
Astrana Health, Inc. (a)	1,425	57,798
Aveanna Healthcare Holdings, Inc. (a)	2,000	5,520
BrightSpring Health Services, Inc. (a)	1,984	22,538
Castle Biosciences, Inc. (a)	751	16,349
Chemed Corp.	126	68,365
Cigna Group	1,930	638,000
CorVel Corp. (a)	296	75,264
Cross Country Healthcare, Inc. (a)	1,048	14,504
CVS Health Corp.	8,589	507,266
DaVita, Inc. (a)	387	53,627
DocGo, Inc. (a)	3,164	9,777
Enhabit, Inc. (a)	1,563	13,942
Fulgent Genetics, Inc. (a)	608	11,929
GeneDx Holdings Corp. (a)	432	11,293
Guardant Health, Inc. (a)	3,923	113,296
Hims & Hers Health, Inc. (a)	6,302	127,237
InfuSystem Holdings, Inc. (a)	754	5,150
Innovage Holding Corp. (a)	1,017	5,044
Labcorp Holdings, Inc.	587	119,460
LifeStance Health Group, Inc. (a)	3,930	19,296
ModivCare, Inc. (a)	374	9,814
National Research Corp.	446	10,236
NeoGenomics, Inc. (a)	4,269	59,211
OPKO Health, Inc. (a)	12,492	15,615
Option Care Health, Inc. (a)	5,785	160,245
Pediatrix Medical Group, Inc. (a)	2,546	19,222
Pennant Group, Inc. (a)	867	20,106
Performant Financial Corp. (a)	2,838	8,230
Premier, Inc., Class A	600	11,202
Privia Health Group, Inc. (a)	3,514	61,073
Quest Diagnostics, Inc.	829	113,474
	Number of Shares	Fair Value
Quipt Home Medical Corp. (a)	1,681	$5,413
R1 RCM, Inc. (a)	700	8,792
RadNet, Inc. (a)	2,196	129,388
Talkspace, Inc. (a)	4,402	10,125
Viemed Healthcare, Inc. (a)	1,482	9,707
		2,778,224
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	559	134,959
Atrion Corp.	43	19,455
Avanos Medical, Inc. (a)	1,422	28,326
Bioventus, Inc., Class A (a)	1,382	7,947
Cerus Corp. (a)	7,342	12,922
Cooper Cos., Inc.	1,420	123,966
Dentsply Sirona, Inc.	1,367	34,052
Embecta Corp.	1,762	22,025
Haemonetics Corp. (a)	1,666	137,828
ICU Medical, Inc. (a)	715	84,906
Lantheus Holdings, Inc. (a)	2,255	181,054
Merit Medical Systems, Inc. (a)	1,899	163,219
Neogen Corp. (a)	7,253	113,364
OraSure Technologies, Inc. (a)	2,196	9,355
OrthoPediatrics Corp. (a)	490	14,093
RxSight, Inc. (a)	1,137	68,413
Sanara Medtech, Inc. (a)	155	4,374
Solventum Corp. (a)	1,048	55,418
STAAR Surgical Co. (a)	1,651	78,604
UFP Technologies, Inc. (a)	243	64,121
Utah Medical Products, Inc.	99	6,614
		1,365,015
Healthcare Technology - 0.0%*
Certara, Inc. (a)	1,400	19,390
Definitive Healthcare Corp. (a)	1,979	10,805
Doximity, Inc., Class A (a)	600	16,782
Evolent Health, Inc., Class A (a)	3,849	73,593
Health Catalyst, Inc. (a)	1,686	10,774
HealthStream, Inc.	754	21,037
LifeMD, Inc. (a)	1,260	8,644
OptimizeRx Corp. (a)	625	6,250
Phreesia, Inc. (a)	1,636	34,683
Schrodinger, Inc. (a)	1,839	35,566
Simulations Plus, Inc.	484	23,532
Teladoc Health, Inc. (a)	5,698	55,726

See Notes to Schedule of Investments and Notes to Financial Statements.
18	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Veeva Systems, Inc., Class A (a)	979	$179,167
		495,949
Heavy Electrical Equipment - 0.0%*
Bloom Energy Corp., Class A (a)	6,630	81,151
Energy Vault Holdings, Inc. (a)	4,031	3,828
GE Vernova, Inc. (a)	1,837	315,064
Net Power, Inc. (a)	777	7,638
NuScale Power Corp. (a)	2,631	30,756
TPI Composites, Inc. (a)	1,647	6,572
		445,009
Home Building - 0.2%
Beazer Homes USA, Inc. (a)	904	24,842
Cavco Industries, Inc. (a)	279	96,581
Century Communities, Inc.	946	77,250
DR Horton, Inc.	2,140	301,590
Dream Finders Homes, Inc., Class A (a)	956	24,684
Green Brick Partners, Inc. (a)	1,052	60,216
Hovnanian Enterprises, Inc., Class A (a)	154	21,856
Installed Building Products, Inc.	795	163,516
KB Home	2,234	156,782
Landsea Homes Corp. (a)	770	7,076
Legacy Housing Corp. (a)	442	10,139
Lennar Corp., Class A	1,705	255,528
LGI Homes, Inc. (a)	698	62,464
M/I Homes, Inc. (a)	897	109,560
Meritage Homes Corp.	1,191	192,763
NVR, Inc. (a)	22	166,948
PulteGroup, Inc.	1,418	156,122
Skyline Champion Corp. (a)	1,774	120,189
Taylor Morrison Home Corp. (a)	3,442	190,825
Toll Brothers, Inc.	615	70,836
TopBuild Corp. (a)	244	94,006
Tri Pointe Homes, Inc. (a)	3,022	112,570
United Homes Group, Inc. (a)	215	1,223
		2,477,566
Home Furnishing Retail - 0.0%*
Aaron's Co., Inc.	1,104	11,018
Arhaus, Inc.	1,738	29,442
Beyond, Inc. (a)	1,371	17,933
Haverty Furniture Cos., Inc.	451	11,406
	Number of Shares	Fair Value
RH (a)	70	$17,111
Sleep Number Corp. (a)	869	8,316
Wayfair, Inc., Class A (a)	600	31,638
Williams-Sonoma, Inc.	455	128,478
		255,342
Home Furnishings - 0.0%*
Ethan Allen Interiors, Inc.	717	19,997
Flexsteel Industries, Inc.	178	5,529
Hooker Furnishings Corp.	466	6,748
La-Z-Boy, Inc.	1,351	50,365
Leggett & Platt, Inc.	700	8,022
Lovesac Co. (a)	542	12,238
Mohawk Industries, Inc. (a)	400	45,436
Purple Innovation, Inc. (a)	2,199	2,287
Tempur Sealy International, Inc.	1,200	56,808
		207,430
Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc., Class A (a)	800	79,528
GrowGeneration Corp. (a)	2,390	5,138
Home Depot, Inc.	6,811	2,344,619
Lowe's Cos., Inc.	3,923	864,865
Tile Shop Holdings, Inc. (a)	1,217	8,434
		3,302,584
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT, Inc.	7,582	110,242
Braemar Hotels & Resorts, Inc.	3,160	8,058
Chatham Lodging Trust	1,485	12,652
DiamondRock Hospitality Co.	7,043	59,514
Host Hotels & Resorts, Inc.	4,246	76,343
Park Hotels & Resorts, Inc.	1,200	17,976
Pebblebrook Hotel Trust	4,002	55,028
RLJ Lodging Trust	4,770	45,935
Ryman Hospitality Properties, Inc.	1,945	194,228
Service Properties Trust	5,059	26,003
Summit Hotel Properties, Inc.	3,183	19,066
Sunstone Hotel Investors, Inc.	6,726	70,354
Xenia Hotels & Resorts, Inc.	3,285	47,074
		742,473
Hotels, Resorts & Cruise Lines - 0.3%
Airbnb, Inc., Class A (a)	3,100	470,053
Booking Holdings, Inc.	243	962,645

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	19

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Carnival Corp. (a)	7,349	$137,573
Choice Hotels International, Inc.	200	23,800
Expedia Group, Inc. (a)	878	110,619
Global Business Travel Group I (a)	4,267	28,162
Hilton Grand Vacations, Inc. (a)	2,476	100,105
Hilton Worldwide Holdings, Inc.	1,736	378,795
Hyatt Hotels Corp., Class A	300	45,576
Lindblad Expeditions Holdings, Inc. (a)	1,400	13,510
Marriott International, Inc., Class A	1,603	387,557
Marriott Vacations Worldwide Corp.	155	13,535
Mondee Holdings, Inc. (a)	1,919	4,606
Norwegian Cruise Line Holdings Ltd. (a)	3,200	60,128
Royal Caribbean Cruises Ltd. (a)	1,600	255,088
Sabre Corp. (a)	12,725	33,976
Target Hospitality Corp. (a)	947	8,248
Travel & Leisure Co.	500	22,490
Wyndham Hotels & Resorts, Inc.	600	44,400
		3,100,866
Household Appliances - 0.0%*
Cricut, Inc., Class A	1,922	11,513
Hamilton Beach Brands Holding Co., Class A	333	5,724
Helen of Troy Ltd. (a)	793	73,543
iRobot Corp. (a)	1,084	9,875
SharkNinja, Inc.	400	30,060
Traeger, Inc. (a)	1,754	4,210
Whirlpool Corp.	358	36,587
Worthington Enterprises, Inc.	1,055	49,933
		221,445
Household Products - 0.4%
Central Garden & Pet Co. (a)	294	11,319
Central Garden & Pet Co., Class A (a)	1,747	57,703
Church & Dwight Co., Inc.	1,628	168,791
Clorox Co.	847	115,590
Colgate-Palmolive Co.	5,795	562,347
Energizer Holdings, Inc.	2,401	70,926
Kimberly-Clark Corp.	2,298	317,584
	Number of Shares	Fair Value
Oil-Dri Corp. of America	148	$9,485
Procter & Gamble Co.	16,339	2,694,628
Reynolds Consumer Products, Inc.	100	2,798
Spectrum Brands Holdings, Inc.	200	17,186
WD-40 Co.	453	99,497
		4,127,854
Housewares & Specialties - 0.0%*
Lifetime Brands, Inc.	509	4,372
Newell Brands, Inc.	3,670	23,525
		27,897
Human Resource & Employment Services - 0.2%
Alight, Inc., Class A (a)	15,790	116,530
Asure Software, Inc. (a)	1,075	9,030
Automatic Data Processing, Inc.	2,829	675,254
Barrett Business Services, Inc.	824	27,003
Dayforce, Inc. (a)	1,105	54,808
DLH Holdings Corp. (a)	280	2,957
First Advantage Corp.	1,663	26,724
Heidrick & Struggles International, Inc.	620	19,580
HireQuest, Inc.	187	2,309
Insperity, Inc.	1,194	108,905
Kelly Services, Inc., Class A	952	20,382
Kforce, Inc.	582	36,160
Korn Ferry	1,717	115,279
ManpowerGroup, Inc.	279	19,474
Paychex, Inc.	2,228	264,152
Paycom Software, Inc.	335	47,918
Paycor HCM, Inc. (a)	100	1,270
Paylocity Holding Corp. (a)	300	39,555
Robert Half, Inc.	775	49,585
Sterling Check Corp. (a)	944	13,971
TriNet Group, Inc.	1,082	108,200
TrueBlue, Inc. (a)	1,243	12,803
Upwork, Inc. (a)	3,881	41,721
		1,813,570
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	4,700	82,579
Vistra Corp.	2,400	206,352
		288,931
Industrial Conglomerates - 0.1%
3M Co.	3,792	387,505

See Notes to Schedule of Investments and Notes to Financial Statements.
20	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Honeywell International, Inc.	4,454	$951,107
		1,338,612
Industrial Gases - 0.2%
Air Products & Chemicals, Inc.	1,506	388,623
Linde PLC	3,284	1,441,052
		1,829,675
Industrial Machinery & Supplies & Components - 0.5%
374Water, Inc. (a)	2,496	2,995
3D Systems Corp. (a)	4,025	12,357
Albany International Corp., Class A	1,040	87,828
Barnes Group, Inc.	1,528	63,275
Chart Industries, Inc. (a)	1,399	201,932
Columbus McKinnon Corp.	871	30,084
Crane Co.	300	43,494
Donaldson Co., Inc.	800	57,248
Dover Corp.	974	175,758
Eastern Co.	204	5,196
Energy Recovery, Inc. (a)	1,703	22,633
Enerpac Tool Group Corp.	1,816	69,335
Enpro, Inc.	699	101,753
Esab Corp.	433	40,888
ESCO Technologies, Inc.	862	90,545
Flowserve Corp.	800	38,480
Fortive Corp.	2,550	188,955
Franklin Electric Co., Inc.	1,475	142,072
Gates Industrial Corp. PLC (a)	1,500	23,715
Gencor Industries, Inc. (a)	423	8,181
Gorman-Rupp Co.	702	25,770
Graco, Inc.	1,239	98,228
Graham Corp. (a)	367	10,335
Helios Technologies, Inc.	1,100	52,525
Hillenbrand, Inc.	2,338	93,567
Hillman Solutions Corp. (a)	6,579	58,224
Hyster-Yale, Inc.	342	23,848
IDEX Corp.	557	112,068
Illinois Tool Works, Inc.	2,002	474,394
Ingersoll Rand, Inc.	2,821	256,260
ITT, Inc.	600	77,508
John Bean Technologies Corp.	1,051	99,813
Kadant, Inc.	390	114,574
Kennametal, Inc.	2,620	61,675
L B Foster Co., Class A (a)	337	7,252
Lincoln Electric Holdings, Inc.	400	75,456
Mayville Engineering Co., Inc. (a)	453	7,547
	Number of Shares	Fair Value
Middleby Corp. (a)	410	$50,270
Mueller Industries, Inc.	3,704	210,906
Mueller Water Products, Inc., Class A	5,175	92,736
NN, Inc. (a)	1,783	5,349
Nordson Corp.	335	77,700
Omega Flex, Inc.	137	7,025
Otis Worldwide Corp.	2,804	269,913
Parker-Hannifin Corp.	861	435,502
Park-Ohio Holdings Corp.	366	9,476
Pentair PLC	1,200	92,004
Proto Labs, Inc. (a)	821	25,361
RBC Bearings, Inc. (a)	200	53,956
Snap-on, Inc.	325	84,952
SPX Technologies, Inc. (a)	1,492	212,073
Standex International Corp.	368	59,303
Stanley Black & Decker, Inc.	1,087	86,840
Taylor Devices, Inc. (a)	97	4,363
Tennant Co.	634	62,411
Timken Co.	500	40,065
Watts Water Technologies, Inc., Class A	909	166,683
Xylem, Inc.	1,643	222,840
		5,325,496
Industrial REITs - 0.1%
Americold Realty Trust, Inc.	2,000	51,080
EastGroup Properties, Inc.	300	51,030
First Industrial Realty Trust, Inc.	1,000	47,510
Industrial Logistics Properties Trust	2,377	8,747
Innovative Industrial Properties, Inc.	938	102,449
LXP Industrial Trust	9,684	88,318
Plymouth Industrial REIT, Inc.	1,406	30,060
Prologis, Inc.	6,353	713,506
Rexford Industrial Realty, Inc.	1,548	69,025
STAG Industrial, Inc.	1,200	43,272
Terreno Realty Corp.	3,167	187,423
		1,392,420
Insurance Brokers - 0.2%
Aon PLC, Class A	1,343	394,278
Arthur J Gallagher & Co.	1,507	390,780
Baldwin Insurance Group, Inc. (a)	2,197	77,928
Brown & Brown, Inc.	1,600	143,056
Crawford & Co., Class A	603	5,210
GoHealth, Inc., Class A (a)	137	1,332

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	21

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Goosehead Insurance, Inc., Class A (a)	788	$45,263
Hippo Holdings, Inc. (a)	700	12,033
Marsh & McLennan Cos., Inc.	3,427	722,137
Ryan Specialty Holdings, Inc.	700	40,537
Selectquote, Inc. (a)	4,031	11,125
Willis Towers Watson PLC	724	189,789
		2,033,468
Integrated Oil & Gas - 0.9%
BP PLC	179,864	1,080,443
Chevron Corp.	11,971	1,872,504
Exxon Mobil Corp.	31,108	3,581,153
Occidental Petroleum Corp.	4,439	279,790
Shell PLC	68,389	2,450,007
		9,263,897
Integrated Telecommunication Services - 0.2%
AT&T, Inc.	49,640	948,621
ATN International, Inc.	461	10,511
Consolidated Communications Holdings, Inc. (a)	2,196	9,662
Frontier Communications Parent, Inc. (a)	1,772	46,391
IDT Corp., Class B	463	16,631
Shenandoah Telecommunications Co.	1,488	24,299
Verizon Communications, Inc.	29,172	1,203,053
		2,259,168
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	1,861	259,293
Playstudios, Inc. (a)	3,547	7,342
ROBLOX Corp., Class A (a)	3,427	127,519
Take-Two Interactive Software, Inc. (a)	1,083	168,396
		562,550
Interactive Media & Services - 2.0%
Alphabet, Inc., Class A	40,495	7,376,164
Alphabet, Inc., Class C	34,066	6,248,386
Bumble, Inc., Class A (a)	3,129	32,886
Cargurus, Inc. (a)	3,004	78,705
Cars.com, Inc. (a)	2,065	40,680
EverQuote, Inc., Class A (a)	869	18,127
fuboTV, Inc. (a)	8,652	10,728
Getty Images Holdings, Inc. (a)	3,570	11,638
IAC, Inc. (a)	600	28,110
	Number of Shares	Fair Value
Match Group, Inc. (a)	2,063	$62,674
MediaAlpha, Inc., Class A (a)	706	9,298
Meta Platforms, Inc., Class A	15,150	7,638,933
Nextdoor Holdings, Inc. (a)	6,059	16,844
Outbrain, Inc. (a)	1,636	8,147
Pinterest, Inc., Class A (a)	3,897	171,741
QuinStreet, Inc. (a)	1,624	26,942
Shutterstock, Inc.	760	29,412
System1, Inc. (a)	863	1,312
TripAdvisor, Inc. (a)	700	12,467
TrueCar, Inc. (a)	3,687	11,540
Trump Media & Technology Group Corp. (a)	500	16,375
Vimeo, Inc. (a)	4,674	17,434
Yelp, Inc. (a)	2,169	80,145
Ziff Davis, Inc. (a)	1,517	83,511
ZipRecruiter, Inc., Class A (a)	2,374	21,580
ZoomInfo Technologies, Inc. (a)	2,000	25,540
		22,079,319
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	914	82,333
Applied Digital Corp. (a)	3,384	20,135
Backblaze, Inc., Class A (a)	1,456	8,969
BigCommerce Holdings, Inc. (a)	2,097	16,902
Cloudflare, Inc., Class A (a)	1,985	164,418
Core Scientific, Inc. (a)	5,968	55,502
Couchbase, Inc. (a)	1,330	24,286
DigitalOcean Holdings, Inc. (a)	2,191	76,137
Fastly, Inc., Class A (a)	4,367	32,185
GoDaddy, Inc., Class A (a)	1,000	139,710
MongoDB, Inc. (a)	437	109,232
Okta, Inc. (a)	961	89,959
Rackspace Technology, Inc. (a)	3,110	9,268
Snowflake, Inc., Class A (a)	2,208	298,279
Squarespace, Inc., Class A (a)	2,023	88,263
Tucows, Inc., Class A (a)	390	7,535
Twilio, Inc., Class A (a)	1,247	70,842
VeriSign, Inc. (a)	607	107,925
		1,401,880
Investment Banking & Brokerage - 0.4%
B Riley Financial, Inc.	645	11,378
BGC Group, Inc., Class A	12,299	102,082
Charles Schwab Corp.	10,281	757,607
Evercore, Inc., Class A	266	55,442

See Notes to Schedule of Investments and Notes to Financial Statements.
22	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Goldman Sachs Group, Inc.	2,208	$998,723
Houlihan Lokey, Inc.	400	53,944
Interactive Brokers Group, Inc., Class A	700	85,820
Jefferies Financial Group, Inc.	1,309	65,136
Lazard, Inc.	500	19,090
LPL Financial Holdings, Inc.	503	140,488
Moelis & Co., Class A	2,348	133,507
Morgan Stanley	8,080	785,295
Perella Weinberg Partners	1,788	29,055
Piper Sandler Cos.	577	132,808
PJT Partners, Inc., Class A	787	84,925
Raymond James Financial, Inc.	1,292	159,704
Robinhood Markets, Inc., Class A (a)	4,661	105,851
Stifel Financial Corp.	700	58,905
StoneX Group, Inc. (a)	915	68,909
Virtu Financial, Inc., Class A	500	11,225
		3,859,894
IT Consulting & Other Services - 0.3%
Accenture PLC, Class A	4,381	1,329,239
Amdocs Ltd.	867	68,424
ASGN, Inc. (a)	1,474	129,963
BigBear.ai Holdings, Inc. (a)	2,108	3,183
Cognizant Technology Solutions Corp., Class A	3,402	231,336
DXC Technology Co. (a)	1,200	22,908
EPAM Systems, Inc. (a)	398	74,868
Gartner, Inc. (a)	538	241,594
Globant SA (a)	300	53,478
Grid Dynamics Holdings, Inc. (a)	1,700	17,867
Hackett Group, Inc.	779	16,920
Information Services Group, Inc.	1,394	4,098
International Business Machines Corp.	6,331	1,094,947
Kyndryl Holdings, Inc. (a)	1,359	35,755
Perficient, Inc. (a)	1,156	86,457
Thoughtworks Holding, Inc. (a)	3,788	10,758
Unisys Corp. (a)	2,017	8,330
		3,430,125
Leisure Facilities - 0.0%*
Dave & Buster's Entertainment, Inc. (a)	1,054	41,960
Life Time Group Holdings, Inc. (a)	1,985	37,377
	Number of Shares	Fair Value
Planet Fitness, Inc., Class A (a)	600	$44,154
Six Flags Entertainment Corp.	2,439	80,828
United Parks & Resorts, Inc. (a)	1,135	61,642
Vail Resorts, Inc.	300	54,039
Xponential Fitness, Inc., Class A (a)	843	13,151
		333,151
Leisure Products - 0.1%
Acushnet Holdings Corp.	946	60,052
AMMO, Inc. (a)	3,750	6,300
BRP, Inc.	326	20,882
Brunswick Corp.	500	36,385
Clarus Corp.	1,227	8,258
Escalade, Inc.	417	5,750
Funko, Inc., Class A (a)	1,089	10,629
Hasbro, Inc.	1,000	58,500
JAKKS Pacific, Inc. (a)	325	5,821
Johnson Outdoors, Inc., Class A	237	8,290
Latham Group, Inc. (a)	1,463	4,433
Malibu Boats, Inc., Class A (a)	622	21,795
Marine Products Corp.	321	3,242
MasterCraft Boat Holdings, Inc. (a)	688	12,989
Mattel, Inc. (a)	2,659	43,235
Peloton Interactive, Inc., Class A (a)	11,395	38,515
Polaris, Inc.	400	31,324
Smith & Wesson Brands, Inc.	1,397	20,033
Solo Brands, Inc., Class A (a)	1,145	2,611
Sturm Ruger & Co., Inc.	535	22,283
Topgolf Callaway Brands Corp. (a)	4,690	71,757
Vista Outdoor, Inc. (a)	1,946	73,267
YETI Holdings, Inc. (a)	500	19,075
		585,426
Life & Health Insurance - 0.2%
Aflac, Inc.	4,055	362,152
Brighthouse Financial, Inc. (a)	670	29,038
CNO Financial Group, Inc.	3,515	97,436
F&G Annuities & Life, Inc.	572	21,765
Genworth Financial, Inc., Class A (a)	14,115	85,254
Globe Life, Inc.	700	57,596
Lincoln National Corp.	1,286	39,994
MetLife, Inc.	4,253	298,518

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	23

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
National Western Life Group, Inc., Class A	73	$36,277
Oscar Health, Inc., Class A (a)	6,463	102,245
Primerica, Inc.	200	47,316
Principal Financial Group, Inc.	1,600	125,520
Prudential Financial, Inc.	2,402	281,490
Unum Group	1,400	71,554
		1,656,155
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc., Class A (a)	800	15,560
Adaptive Biotechnologies Corp. (a)	3,362	12,171
Agilent Technologies, Inc.	2,006	260,038
Akoya Biosciences, Inc. (a)	916	2,143
Avantor, Inc. (a)	4,993	105,852
Azenta, Inc. (a)	400	21,048
BioLife Solutions, Inc. (a)	1,084	23,230
Bio-Rad Laboratories, Inc., Class A (a)	161	43,971
Bio-Techne Corp.	1,162	83,257
Bruker Corp.	761	48,559
Charles River Laboratories International, Inc. (a)	328	67,758
ChromaDex Corp. (a)	1,916	5,231
Codexis, Inc. (a)	3,022	9,368
CryoPort, Inc. (a)	1,363	9,418
Cytek Biosciences, Inc. (a)	3,699	20,640
Danaher Corp.	4,611	1,152,058
Fortrea Holdings, Inc. (a)	587	13,701
Harvard Bioscience, Inc. (a)	1,717	4,894
Illumina, Inc. (a)	1,172	122,333
IQVIA Holdings, Inc. (a)	1,219	257,745
Lifecore Biomedical, Inc. (a)	869	4,458
Maravai LifeSciences Holdings, Inc., Class A (a)	3,761	26,929
MaxCyte, Inc. (a)	3,655	14,328
Medpace Holdings, Inc. (a)	133	54,776
Mesa Laboratories, Inc.	160	13,883
Mettler-Toledo International, Inc. (a)	158	220,819
Nautilus Biotechnology, Inc. (a)	2,044	4,783
OmniAb, Inc. (a)(e)	2,860	10,725
OmniAb, Inc. (a)(d)(e)**	394	—
Pacific Biosciences of California, Inc. (a)	7,707	10,559
Qiagen NV (a)	3,946	162,666
Quanterix Corp. (a)	1,083	14,306
	Number of Shares	Fair Value
Quantum-Si, Inc. (a)	4,148	$4,355
Repligen Corp. (a)	406	51,180
Revvity, Inc.	760	79,694
Sotera Health Co. (a)	1,300	15,431
Standard BioTools, Inc. (a)	10,425	18,452
Thermo Fisher Scientific, Inc.	2,668	1,475,404
Waters Corp. (a)	352	102,122
West Pharmaceutical Services, Inc.	485	159,754
		4,723,599
Managed Healthcare - 0.5%
Alignment Healthcare, Inc. (a)	3,409	26,658
Centene Corp. (a)	3,626	240,404
Elevance Health, Inc.	1,549	839,341
HealthEquity, Inc. (a)	2,805	241,791
Humana, Inc.	777	290,326
Molina Healthcare, Inc. (a)	439	130,515
Progyny, Inc. (a)	2,817	80,594
UnitedHealth Group, Inc.	6,400	3,259,264
		5,108,893
Marine Transportation - 0.0%*
Genco Shipping & Trading Ltd.	1,295	27,596
Kirby Corp. (a)	400	47,892
Matson, Inc.	1,125	147,341
Pangaea Logistics Solutions Ltd.	1,050	8,222
		231,051
Metal, Glass & Plastic Containers - 0.0%*
AptarGroup, Inc.	464	65,336
Ardagh Metal Packaging SA	4,999	16,997
Ball Corp.	1,992	119,560
Berry Global Group, Inc.	918	54,024
Crown Holdings, Inc.	647	48,130
Greif, Inc., Class A	836	48,045
Greif, Inc., Class B	156	9,748
Myers Industries, Inc.	1,106	14,798
O-I Glass, Inc. (a)	5,123	57,019
Silgan Holdings, Inc.	523	22,139
TriMas Corp.	1,282	32,768
		488,564
Mortgage REITs - 0.1%
AFC Gamma, Inc.	718	8,760
AG Mortgage Investment Trust, Inc.	1,068	7,092

See Notes to Schedule of Investments and Notes to Financial Statements.
24	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
AGNC Investment Corp.	4,789	$45,687
Angel Oak Mortgage REIT, Inc.	437	5,725
Annaly Capital Management, Inc.	3,775	71,951
Apollo Commercial Real Estate Finance, Inc.	4,714	46,150
Arbor Realty Trust, Inc.	6,136	88,052
ARES Commercial Real Estate Corp.	1,530	10,174
ARMOUR Residential REIT, Inc.	1,514	29,341
Blackstone Mortgage Trust, Inc., Class A	5,776	100,618
BrightSpire Capital, Inc.	3,940	22,458
Chicago Atlantic Real Estate Finance, Inc.	710	10,906
Chimera Investment Corp.	2,720	34,816
Claros Mortgage Trust, Inc.	2,774	22,247
Dynex Capital, Inc.	2,176	25,981
Ellington Financial, Inc.	2,792	33,727
Franklin BSP Realty Trust, Inc.	2,566	32,332
Granite Point Mortgage Trust, Inc.	2,146	6,374
Invesco Mortgage Capital, Inc.	1,500	14,055
KKR Real Estate Finance Trust, Inc.	1,837	16,625
Ladder Capital Corp.	3,754	42,383
MFA Financial, Inc.	3,161	33,633
New York Mortgage Trust, Inc.	2,852	16,656
Nexpoint Real Estate Finance, Inc.	283	3,883
Orchid Island Capital, Inc.	1,586	13,227
PennyMac Mortgage Investment Trust	2,692	37,015
Ready Capital Corp.	5,344	43,714
Redwood Trust, Inc.	4,040	26,220
Rithm Capital Corp.	3,100	33,821
Seven Hills Realty Trust	486	6,162
Starwood Property Trust, Inc.	2,000	37,880
TPG RE Finance Trust, Inc.	1,988	17,176
Two Harbors Investment Corp.	3,434	45,363
		990,204
Motorcycle Manufacturers - 0.0%*
Harley-Davidson, Inc.	900	30,186
Movies & Entertainment - 0.4%
AMC Entertainment Holdings, Inc., Class A (a)	9,353	46,578
	Number of Shares	Fair Value
Atlanta Braves Holdings, Inc., Class A (a)	308	$12,730
Atlanta Braves Holdings, Inc., Class C (a)	1,677	66,141
Cinemark Holdings, Inc. (a)	3,681	79,583
Eventbrite, Inc., Class A (a)	2,370	11,471
IMAX Corp. (a)	1,368	22,941
Liberty Media Corp.-Liberty Formula One, Class C (a)	1,499	107,688
Liberty Media Corp.-Liberty Live, Class C (a)	473	18,102
Lions Gate Entertainment Corp., Class A (a)	2,223	20,941
Lions Gate Entertainment Corp., Class B (a)	3,702	31,726
Live Nation Entertainment, Inc. (a)	1,128	105,739
LiveOne, Inc. (a)	2,779	4,363
Madison Square Garden Entertainment Corp. (a)	1,234	42,240
Madison Square Garden Sports Corp. (a)	100	18,813
Marcus Corp.	729	8,289
Netflix, Inc. (a)	2,977	2,009,118
Reservoir Media, Inc. (a)	781	6,170
Roku, Inc. (a)	884	52,978
Sphere Entertainment Co. (a)	820	28,749
Spotify Technology SA (a)	995	312,221
TKO Group Holdings, Inc.	451	48,703
Vivid Seats, Inc., Class A (a)	2,289	13,162
Walt Disney Co.	12,733	1,264,259
Warner Bros Discovery, Inc. (a)	16,146	120,126
		4,452,831
Multi-Family Residential REITs - 0.1%
Apartment Investment & Management Co., Class A (a)	4,465	37,015
AvalonBay Communities, Inc.	1,005	207,924
BRT Apartments Corp.	496	8,665
Camden Property Trust	738	80,523
Centerspace	466	31,516
Clipper Realty, Inc.	311	1,123
Elme Communities	2,910	46,356
Equity Residential	2,712	188,050
Essex Property Trust, Inc.	404	109,969
Independence Realty Trust, Inc.	7,505	140,644
Mid-America Apartment Communities, Inc.	724	103,250

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	25

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
NexPoint Residential Trust, Inc.	693	$27,380
UDR, Inc.	2,447	100,694
Veris Residential, Inc.	2,451	36,765
		1,119,874
Multi-Line Insurance - 0.0%*
American International Group, Inc.	4,575	339,648
Horace Mann Educators Corp.	1,277	41,656
		381,304
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc., Class B (a)	12,657	5,148,868
Cannae Holdings, Inc.	1,904	34,538
Compass Diversified Holdings	2,237	48,968
		5,232,374
Multi-Utilities - 0.2%
Ameren Corp.	1,951	138,736
Avista Corp.	2,608	90,263
Black Hills Corp.	2,280	123,986
CenterPoint Energy, Inc.	4,137	128,164
CMS Energy Corp.	1,800	107,154
Consolidated Edison, Inc.	2,339	209,153
Dominion Energy, Inc.	5,742	281,358
DTE Energy Co.	1,484	164,739
NiSource, Inc.	3,113	89,686
Northwestern Energy Group, Inc.	2,052	102,764
Public Service Enterprise Group, Inc.	3,499	257,876
Sempra	4,378	332,991
Unitil Corp.	489	25,325
WEC Energy Group, Inc.	2,274	178,418
		2,230,613
Office REITs - 0.1%
Boston Properties, Inc.	900	55,404
Brandywine Realty Trust	5,208	23,332
City Office REIT, Inc.	1,611	8,023
COPT Defense Properties	3,749	93,837
Cousins Properties, Inc.	900	20,835
Douglas Emmett, Inc.	5,391	71,754
Easterly Government Properties, Inc.	3,210	39,708
Equity Commonwealth (a)	3,533	68,540
	Number of Shares	Fair Value
Franklin Street Properties Corp., Class C	3,733	$5,712
Highwoods Properties, Inc.	600	15,762
Hudson Pacific Properties, Inc.	4,201	20,207
JBG SMITH Properties	2,914	44,380
Kilroy Realty Corp.	822	25,622
NET Lease Office Properties	523	12,876
Orion Office REIT, Inc.	2,358	8,465
Paramount Group, Inc.	5,679	26,294
Peakstone Realty Trust	1,124	11,914
Piedmont Office Realty Trust, Inc., Class A	3,795	27,514
Postal Realty Trust, Inc., Class A	879	11,717
SL Green Realty Corp.	2,208	125,061
Vornado Realty Trust	1,300	34,177
		751,134
Office Services & Supplies - 0.0%*
ACCO Brands Corp.	2,847	13,381
CompX International, Inc.	19	469
HNI Corp.	1,569	70,636
Interface, Inc.	1,761	25,851
MillerKnoll, Inc.	2,304	61,033
MSA Safety, Inc.	200	37,538
NL Industries, Inc.	196	1,182
Pitney Bowes, Inc.	5,398	27,422
Steelcase, Inc., Class A	2,868	37,169
Virco Mfg. Corp.	401	5,590
		280,271
Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc. (a)	3,429	53,115
Helmerich & Payne, Inc.	3,214	116,154
Nabors Industries Ltd. (a)	278	19,782
Noble Corp. PLC	3,794	169,402
Patterson-UTI Energy, Inc.	13,259	137,363
Transocean Ltd. (a)	24,231	129,636
Valaris Ltd. (a)	2,083	155,184
		780,636
Oil & Gas Equipment & Services - 0.2%
Archrock, Inc.	5,137	103,870
Atlas Energy Solutions, Inc.	2,283	45,500
Baker Hughes Co.	6,933	243,834
Bristow Group, Inc. (a)	840	28,165
Cactus, Inc., Class A	2,178	114,868

See Notes to Schedule of Investments and Notes to Financial Statements.
26	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
ChampionX Corp.	6,244	$207,363
Core Laboratories, Inc.	1,440	29,218
DMC Global, Inc. (a)	772	11,132
Dril-Quip, Inc. (a)	1,032	19,195
Expro Group Holdings NV (a)	3,161	72,450
Forum Energy Technologies, Inc. (a)	446	7,520
Geospace Technologies Corp. (a)	503	4,517
Halliburton Co.	6,082	205,450
Helix Energy Solutions Group, Inc. (a)	4,827	57,634
Kodiak Gas Services, Inc.	695	18,946
Liberty Energy, Inc.	5,370	112,179
Mammoth Energy Services, Inc. (a)	972	3,188
Natural Gas Services Group, Inc. (a)	396	7,968
Newpark Resources, Inc. (a)	2,833	23,542
NOV, Inc.	2,900	55,129
Oceaneering International, Inc. (a)	3,372	79,782
Oil States International, Inc. (a)	2,593	11,513
ProFrac Holding Corp., Class A (a)	1,043	7,729
ProPetro Holding Corp. (a)	2,899	25,134
Ranger Energy Services, Inc.	563	5,923
RPC, Inc.	2,660	16,625
Schlumberger NV	9,850	464,723
SEACOR Marine Holdings, Inc. (a)	721	9,726
Select Water Solutions, Inc.	3,088	33,042
Solaris Oilfield Infrastructure, Inc., Class A	925	7,936
Tenaris SA	4,973	76,483
TETRA Technologies, Inc. (a)	3,906	13,515
Tidewater, Inc. (a)	1,619	154,145
U.S. Silica Holdings, Inc. (a)	2,512	38,810
Weatherford International PLC (a)	400	48,980
		2,365,734
Oil & Gas Exploration & Production - 0.4%
Amplify Energy Corp. (a)	1,463	9,919
Antero Resources Corp. (a)	2,100	68,523
APA Corp.	2,200	64,768
Berry Corp.	2,365	15,278
California Resources Corp.	2,293	122,033
Chesapeake Energy Corp.	900	73,971
	Number of Shares	Fair Value
Chord Energy Corp.	300	$50,304
Civitas Resources, Inc.	600	41,400
CNX Resources Corp. (a)	4,927	119,726
Comstock Resources, Inc.	2,842	29,500
ConocoPhillips	8,172	934,713
Coterra Energy, Inc.	5,527	147,405
Crescent Energy Co., Class A	3,228	38,252
Devon Energy Corp.	4,429	209,935
Diamondback Energy, Inc.	1,231	246,434
Diversified Energy Co. PLC	1,612	21,746
Empire Petroleum Corp. (a)	548	2,828
EOG Resources, Inc.	4,081	513,675
EQT Corp.	2,702	99,920
Evolution Petroleum Corp.	1,228	6,472
Granite Ridge Resources, Inc.	1,530	9,685
Gulfport Energy Corp. (a)	433	65,383
Hess Corp.	1,913	282,206
HighPeak Energy, Inc.	488	6,861
Magnolia Oil & Gas Corp., Class A	5,650	143,171
Marathon Oil Corp.	3,787	108,573
Matador Resources Co.	700	41,720
Murphy Oil Corp.	4,808	198,282
Northern Oil & Gas, Inc.	3,296	122,512
Ovintiv, Inc.	1,900	89,053
Permian Resources Corp.	3,900	62,985
PrimeEnergy Resources Corp. (a)	26	2,765
Range Resources Corp.	1,500	50,295
Riley Exploration Permian, Inc.	373	10,560
Ring Energy, Inc. (a)	4,878	8,244
Sable Offshore Corp. (a)	1,721	25,935
SandRidge Energy, Inc.	983	12,710
SilverBow Resources, Inc. (a)	717	27,124
Sitio Royalties Corp., Class A	2,763	65,234
SM Energy Co.	3,794	164,015
Southwestern Energy Co. (a)	6,900	46,437
Talos Energy, Inc. (a)	4,952	60,167
Texas Pacific Land Corp.	137	100,595
VAALCO Energy, Inc.	3,203	20,083
Viper Energy, Inc.	500	18,765
Vital Energy, Inc. (a)	963	43,162
Vitesse Energy, Inc.	760	18,012
W&T Offshore, Inc.	4,025	8,613
		4,629,949
Oil & Gas Refining & Marketing - 0.2%
Aemetis, Inc. (a)	1,456	4,383

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	27

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Clean Energy Fuels Corp. (a)	5,197	$13,876
CVR Energy, Inc.	1,158	31,000
Delek U.S. Holdings, Inc.	2,097	51,922
FutureFuel Corp.	1,104	5,663
Green Plains, Inc. (a)	2,152	34,131
HF Sinclair Corp.	1,200	64,008
Marathon Petroleum Corp.	2,468	428,149
Par Pacific Holdings, Inc. (a)	1,923	48,556
PBF Energy, Inc., Class A	3,474	159,873
Phillips 66 Co.	2,891	408,122
REX American Resources Corp. (a)	474	21,610
Valero Energy Corp.	2,286	358,353
World Kinect Corp.	1,860	47,988
		1,677,634
Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	2,500	36,850
Cheniere Energy, Inc.	1,579	276,057
DHT Holdings, Inc.	4,464	51,648
Dorian LPG Ltd.	1,145	48,044
DT Midstream, Inc.	750	53,272
Equitrans Midstream Corp.	14,407	187,003
Excelerate Energy, Inc., Class A	543	10,013
International Seaways, Inc.	1,347	79,648
Kinder Morgan, Inc.	13,617	270,570
Kinetik Holdings, Inc.	1,283	53,168
New Fortress Energy, Inc.	300	6,594
NextDecade Corp. (a)	3,917	31,101
Nordic American Tankers Ltd.	6,295	25,054
ONEOK, Inc.	4,055	330,685
Overseas Shipholding Group, Inc., Class A	1,749	14,832
Targa Resources Corp.	1,547	199,223
Williams Cos., Inc.	8,437	358,572
		2,032,334
Other Specialized REITs - 0.1%
EPR Properties	700	29,386
Farmland Partners, Inc.	1,382	15,934
Four Corners Property Trust, Inc.	3,061	75,515
Gaming & Leisure Properties, Inc.	1,911	86,396
Gladstone Land Corp.	1,029	14,087
Iron Mountain, Inc.	2,100	188,202
Lamar Advertising Co., Class A	500	59,765
Outfront Media, Inc.	4,944	70,699
	Number of Shares	Fair Value
Safehold, Inc.	1,752	$33,796
Uniti Group, Inc.	7,292	21,293
VICI Properties, Inc.	7,059	202,170
		797,243
Other Specialty Retail - 0.1%
1-800-Flowers.com, Inc., Class A (a)	1,136	10,815
Academy Sports & Outdoors, Inc.	2,402	127,906
BARK, Inc. (a)	5,659	10,243
Bath & Body Works, Inc.	1,698	66,307
Build-A-Bear Workshop, Inc.	395	9,982
Dick's Sporting Goods, Inc.	387	83,147
Five Below, Inc. (a)	400	43,588
Hibbett, Inc.	358	31,221
Leslie's, Inc. (a)	5,466	22,903
MarineMax, Inc. (a)	680	22,012
National Vision Holdings, Inc. (a)	2,402	31,442
ODP Corp. (a)	1,197	47,006
Petco Health & Wellness Co., Inc. (a)	2,981	11,268
Sally Beauty Holdings, Inc. (a)	3,324	35,666
Signet Jewelers Ltd.	1,412	126,487
Tractor Supply Co.	703	189,810
Ulta Beauty, Inc. (a)	341	131,582
Warby Parker, Inc., Class A (a)	2,929	47,040
Winmark Corp.	91	32,089
		1,080,514
Packaged Foods & Meats - 0.5%
B&G Foods, Inc.	2,464	19,909
Beyond Meat, Inc. (a)	1,811	12,152
BRC, Inc., Class A (a)	1,589	9,741
Calavo Growers, Inc.	534	12,122
Cal-Maine Foods, Inc.	1,367	83,537
Campbell Soup Co.	1,400	63,266
Conagra Brands, Inc.	3,500	99,470
Dole PLC	2,543	31,126
Flowers Foods, Inc.	1,400	31,080
Freshpet, Inc. (a)	300	38,817
General Mills, Inc.	3,830	242,286
Hain Celestial Group, Inc. (a)	2,719	18,788
Hershey Co.	994	182,727
Hormel Foods Corp.	2,178	66,407
J & J Snack Foods Corp.	509	82,646
J M Smucker Co.	721	78,618

See Notes to Schedule of Investments and Notes to Financial Statements.
28	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
JBS SA (a)	11,000	$63,907
John B Sanfilippo & Son, Inc.	275	26,722
Kellanova	1,895	109,304
Kraft Heinz Co.	5,829	187,810
Lamb Weston Holdings, Inc.	1,086	91,311
Lancaster Colony Corp.	650	122,830
Mama's Creations, Inc. (a)	1,211	8,162
McCormick & Co., Inc.	1,577	111,872
Mission Produce, Inc. (a)	1,517	14,988
Mondelez International, Inc., Class A	9,359	612,453
Nestle SA	28,511	2,910,115
Pilgrim's Pride Corp. (a)	303	11,662
Post Holdings, Inc. (a)	400	41,664
Seaboard Corp.	1	3,161
Seneca Foods Corp., Class A (a)	145	8,323
Simply Good Foods Co. (a)	3,035	109,655
TreeHouse Foods, Inc. (a)	1,584	58,038
Tyson Foods, Inc., Class A	2,071	118,337
Utz Brands, Inc.	2,305	38,355
Vital Farms, Inc. (a)	1,093	51,120
Westrock Coffee Co. (a)	1,120	11,458
Whole Earth Brands, Inc. (a)	1,239	6,022
WK Kellogg Co.	2,214	36,442
		5,826,403
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	10,700	104,646
Avery Dennison Corp.	542	118,508
Graphic Packaging Holding Co.	2,300	60,283
International Paper Co.	2,223	95,922
Packaging Corp. of America	583	106,433
Pactiv Evergreen, Inc.	1,253	14,184
Ranpak Holdings Corp. (a)	1,752	11,265
Sealed Air Corp.	1,005	34,964
Sonoco Products Co.	700	35,504
Westrock Co.	1,900	95,494
		677,203
Paper Products - 0.0%*
Clearwater Paper Corp. (a)	501	24,283
Sylvamo Corp.	1,163	79,782
		104,065
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	1,021	41,248
Allegiant Travel Co.	485	24,362
	Number of Shares	Fair Value
American Airlines Group, Inc. (a)	4,800	$54,384
Blade Air Mobility, Inc. (a)	2,479	8,627
Delta Air Lines, Inc.	4,148	196,781
Frontier Group Holdings, Inc. (a)	1,651	8,139
Hawaiian Holdings, Inc. (a)	1,552	19,291
JetBlue Airways Corp. (a)	10,492	63,896
Joby Aviation, Inc. (a)	13,427	68,478
SkyWest, Inc. (a)	1,297	106,445
Southwest Airlines Co.	4,362	124,797
Spirit Airlines, Inc.	3,362	12,305
Sun Country Airlines Holdings, Inc. (a)	1,338	16,805
United Airlines Holdings, Inc. (a)	2,366	115,130
Wheels Up Experience, Inc. (a)	3,393	6,413
		867,101
Passenger Ground Transportation - 0.1%
Avis Budget Group, Inc.	200	20,904
Hertz Global Holdings, Inc. (a)	4,281	15,112
Lyft, Inc., Class A (a)	1,915	27,002
Uber Technologies, Inc. (a)	13,859	1,007,272
		1,070,290
Personal Care Products - 0.1%
Beauty Health Co. (a)	3,299	6,334
BellRing Brands, Inc. (a)	800	45,712
Coty, Inc., Class A (a)	2,800	28,056
Edgewell Personal Care Co.	1,627	65,389
elf Beauty, Inc. (a)	400	84,288
Estee Lauder Cos., Inc., Class A	1,566	166,622
Haleon PLC	73,556	299,960
Herbalife Ltd. (a)	3,132	32,542
Honest Co., Inc. (a)	2,919	8,524
Inter Parfums, Inc.	609	70,662
Kenvue, Inc.	13,174	239,503
Medifast, Inc.	421	9,186
Nature's Sunshine Products, Inc. (a)	562	8,469
Nu Skin Enterprises, Inc., Class A	1,517	15,989
Olaplex Holdings, Inc. (a)	5,077	7,819
USANA Health Sciences, Inc. (a)	352	15,925
Veru, Inc. (a)	5,362	4,511

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	29

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Waldencast PLC, Class A (a)	1,123	$4,032
		1,113,523
Pharmaceuticals - 1.7%
Alimera Sciences, Inc. (a)	852	4,737
Alto Neuroscience, Inc. (a)	293	3,132
Amneal Pharmaceuticals, Inc. (a)	5,377	34,144
Amphastar Pharmaceuticals, Inc. (a)	1,290	51,600
ANI Pharmaceuticals, Inc. (a)	623	39,673
Aquestive Therapeutics, Inc. (a)	2,782	7,233
Arvinas, Inc. (a)	2,152	57,286
Atea Pharmaceuticals, Inc. (a)	2,212	7,322
Avadel Pharmaceuticals PLC (a)	3,107	43,684
Axsome Therapeutics, Inc. (a)	1,213	97,647
Biote Corp., Class A (a)	892	6,663
Bristol-Myers Squibb Co.	14,039	583,040
Cassava Sciences, Inc. (a)	1,230	15,191
Catalent, Inc. (a)	1,329	74,730
Collegium Pharmaceutical, Inc. (a)	1,010	32,522
Contineum Therapeutics, Inc., Class A (a)	268	4,719
Corcept Therapeutics, Inc. (a)	2,695	87,561
CorMedix, Inc. (a)	2,286	9,898
Edgewise Therapeutics, Inc. (a)	2,442	43,980
Elanco Animal Health, Inc. (a)	3,582	51,688
Eli Lilly & Co.	5,896	5,338,121
Enliven Therapeutics, Inc. (a)	1,200	28,044
Esperion Therapeutics, Inc. (a)	6,605	14,663
Evolus, Inc. (a)	1,899	20,604
EyePoint Pharmaceuticals, Inc. (a)	1,748	15,208
Fulcrum Therapeutics, Inc. (a)	2,178	13,504
GSK PLC	44,329	857,075
Harmony Biosciences Holdings, Inc. (a)	993	29,959
Harrow, Inc. (a)	913	19,073
Innoviva, Inc. (a)	1,795	29,438
Intra-Cellular Therapies, Inc. (a)	700	47,943
Jazz Pharmaceuticals PLC (a)	400	42,692
Johnson & Johnson	16,702	2,441,164
Ligand Pharmaceuticals, Inc. (a)	563	47,438
	Number of Shares	Fair Value
Liquidia Corp. (a)	1,968	$23,616
Longboard Pharmaceuticals, Inc. (a)	1,106	29,895
Merck & Co., Inc.	17,443	2,159,443
Mind Medicine MindMed, Inc. (a)	2,487	17,931
Nektar Therapeutics (a)	6,630	8,221
Neumora Therapeutics, Inc. (a)	2,870	28,212
Nuvation Bio, Inc. (a)	6,192	18,081
Ocular Therapeutix, Inc. (a)	5,257	35,958
Omeros Corp. (a)	2,056	8,347
Organon & Co.	1,890	39,123
Pacira BioSciences, Inc. (a)	1,515	43,344
Perrigo Co. PLC	1,000	25,680
Pfizer, Inc.	39,215	1,097,236
Phathom Pharmaceuticals, Inc. (a)	1,276	13,143
Phibro Animal Health Corp., Class A	599	10,045
Pliant Therapeutics, Inc. (a)	1,738	18,684
Prestige Consumer Healthcare, Inc. (a)	1,638	112,776
Revance Therapeutics, Inc. (a)	3,662	9,411
Roche Holding AG	7,839	2,185,590
Royalty Pharma PLC, Class A	2,700	71,199
Sanofi SA	12,168	1,172,913
scPharmaceuticals, Inc. (a)	1,141	4,963
SIGA Technologies, Inc.	1,410	10,702
Supernus Pharmaceuticals, Inc. (a)	1,688	45,154
Tarsus Pharmaceuticals, Inc. (a)	1,246	33,866
Terns Pharmaceuticals, Inc. (a)	2,020	13,756
Theravance Biopharma, Inc. (a)	1,493	12,661
Third Harmonic Bio, Inc. (a)	823	10,699
Trevi Therapeutics, Inc. (a)	1,451	4,324
Ventyx Biosciences, Inc. (a)	2,038	4,708
Verrica Pharmaceuticals, Inc. (a)	727	5,300
Viatris, Inc.	8,900	94,607
WaVe Life Sciences Ltd. (a)	2,189	10,923
Xeris Biopharma Holdings, Inc. (a)	5,477	12,323
Zevra Therapeutics, Inc. (a)	1,469	7,198
Zoetis, Inc.	3,192	553,365
		18,154,773

See Notes to Schedule of Investments and Notes to Financial Statements.
30	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Property & Casualty Insurance - 0.4%
Allstate Corp.	1,791	$285,951
Ambac Financial Group, Inc. (a)	1,338	17,153
American Coastal Insurance Corp., Class C (a)	829	8,746
American Financial Group, Inc.	481	59,173
AMERISAFE, Inc.	585	25,676
Arch Capital Group Ltd. (a)	2,400	242,136
Assurant, Inc.	336	55,860
Assured Guaranty Ltd.	400	30,860
Axis Capital Holdings Ltd.	600	42,390
Chubb Ltd.	2,780	709,122
Cincinnati Financial Corp.	965	113,966
Donegal Group, Inc., Class A	670	8,630
Employers Holdings, Inc.	792	33,763
Fidelity National Financial, Inc.	1,900	93,898
First American Financial Corp.	800	43,160
Hanover Insurance Group, Inc.	300	37,632
Hartford Financial Services Group, Inc.	1,950	196,053
HCI Group, Inc.	277	25,531
Heritage Insurance Holdings, Inc. (a)	868	6,145
Investors Title Co.	35	6,304
James River Group Holdings Ltd.	1,142	8,828
Kemper Corp.	300	17,799
Kinsale Capital Group, Inc.	137	52,783
Lemonade, Inc. (a)	1,553	25,624
Loews Corp.	1,200	89,688
Markel Group, Inc. (a)	89	140,234
MBIA, Inc. (a)	1,832	10,058
Mercury General Corp.	833	44,266
NI Holdings, Inc. (a)	294	4,498
Old Republic International Corp.	1,710	52,839
Palomar Holdings, Inc. (a)	818	66,381
ProAssurance Corp. (a)	1,785	21,813
Progressive Corp.	4,067	844,757
RLI Corp.	300	42,207
Root, Inc., Class A (a)	302	15,586
Safety Insurance Group, Inc.	485	36,389
Selective Insurance Group, Inc.	2,017	189,255
Skyward Specialty Insurance Group, Inc. (a)	1,248	45,153
	Number of Shares	Fair Value
Stewart Information Services Corp.	907	$56,306
Tiptree, Inc.	732	12,071
Travelers Cos., Inc.	1,591	323,514
Trupanion, Inc. (a)	1,115	32,781
United Fire Group, Inc.	649	13,947
Universal Insurance Holdings, Inc.	750	14,070
W R Berkley Corp.	1,331	104,590
White Mountains Insurance Group Ltd.	24	43,619
		4,351,205
Publishing - 0.0%*
Gannett Co., Inc. (a)	4,375	20,169
John Wiley & Sons, Inc., Class A	1,192	48,514
New York Times Co., Class A	1,201	61,503
News Corp., Class A	2,794	77,031
News Corp., Class B	274	7,779
Scholastic Corp.	790	28,021
		243,017
Rail Transportation - 0.2%
CSX Corp.	13,784	461,075
FTAI Infrastructure, Inc.	3,031	26,158
Norfolk Southern Corp.	1,538	330,193
Union Pacific Corp.	4,228	956,627
		1,774,053
Real Estate Development - 0.0%*
Forestar Group, Inc. (a)	672	21,497
Howard Hughes Holdings, Inc. (a)	100	6,482
Maui Land & Pineapple Co., Inc. (a)	296	6,527
Star Holdings (a)	599	7,224
Stratus Properties, Inc. (a)	232	5,851
		47,581
Real Estate Operating Companies - 0.0%*
DigitalBridge Group, Inc.	5,058	69,295
FRP Holdings, Inc. (a)	404	11,522
Kennedy-Wilson Holdings, Inc.	3,705	36,013
Transcontinental Realty Investors, Inc. (a)	80	2,218
		119,048

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	31

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Real Estate Services - 0.1%
Anywhere Real Estate, Inc. (a)	3,354	$11,102
CBRE Group, Inc., Class A (a)	2,082	185,527
Compass, Inc., Class A (a)	12,259	44,132
CoStar Group, Inc. (a)	2,928	217,082
Cushman & Wakefield PLC (a)	7,637	79,425
eXp World Holdings, Inc.	2,746	30,989
Jones Lang LaSalle, Inc. (a)	300	61,584
Marcus & Millichap, Inc.	849	26,760
Newmark Group, Inc., Class A	4,516	46,199
Opendoor Technologies, Inc. (a)	20,891	38,439
RE/MAX Holdings, Inc., Class A	747	6,051
Redfin Corp. (a)	3,878	23,307
Zillow Group, Inc., Class A (a)	400	18,016
Zillow Group, Inc., Class C (a)	1,000	46,390
		835,003
Regional Banks - 0.8%
1st Source Corp.	622	33,352
ACNB Corp.	304	11,026
Amalgamated Financial Corp.	543	14,878
Amerant Bancorp, Inc.	1,016	23,063
Ameris Bancorp	2,190	110,267
Ames National Corp.	356	7,294
Arrow Financial Corp.	594	15,474
Associated Banc-Corp.	4,984	105,412
Atlantic Union Bankshares Corp.	2,978	97,827
Axos Financial, Inc. (a)	1,819	103,956
Banc of California, Inc.	4,654	59,478
BancFirst Corp.	688	60,338
Bancorp, Inc. (a)	1,602	60,492
Bank First Corp.	324	26,759
Bank of Hawaii Corp.	1,304	74,602
Bank of Marin Bancorp	700	11,333
Bank OZK	800	32,800
Bank7 Corp.	130	4,069
BankUnited, Inc.	2,491	72,912
Bankwell Financial Group, Inc.	194	4,922
Banner Corp.	1,150	57,086
Bar Harbor Bankshares	455	12,230
BayCom Corp.	404	8,221
BCB Bancorp, Inc.	722	7,675
Berkshire Hills Bancorp, Inc.	1,338	30,506
Blue Foundry Bancorp (a)	885	8,027
BOK Financial Corp.	100	9,164
	Number of Shares	Fair Value
Bridgewater Bancshares, Inc. (a)	807	$9,369
Brookline Bancorp, Inc.	2,666	22,261
Burke & Herbert Financial Services Corp.	420	21,412
Business First Bancshares, Inc.	743	16,168
Byline Bancorp, Inc.	1,063	25,236
Cadence Bank	6,043	170,896
California BanCorp (a)	295	6,343
Cambridge Bancorp	235	16,215
Camden National Corp.	439	14,487
Capital Bancorp, Inc.	366	7,503
Capital City Bank Group, Inc.	400	11,376
Capitol Federal Financial, Inc.	3,817	20,955
Carter Bankshares, Inc. (a)	655	9,904
Cathay General Bancorp	2,320	87,510
Central Pacific Financial Corp.	826	17,511
Chemung Financial Corp.	144	6,912
ChoiceOne Financial Services, Inc.	293	8,394
Citizens & Northern Corp.	425	7,603
Citizens Financial Group, Inc.	3,352	120,773
Citizens Financial Services, Inc.	165	7,398
City Holding Co.	485	51,531
Civista Bancshares, Inc.	650	10,069
CNB Financial Corp.	626	12,777
Coastal Financial Corp. (a)	332	15,318
Colony Bankcorp, Inc.	636	7,791
Columbia Banking System, Inc.	1,393	27,707
Columbia Financial, Inc. (a)	920	13,772
Commerce Bancshares, Inc.	879	49,031
Community Financial System, Inc.	1,730	81,673
Community Trust Bancorp, Inc.	472	20,608
Community West Bancshares	642	11,877
ConnectOne Bancorp, Inc.	1,114	21,043
CrossFirst Bankshares, Inc. (a)	1,367	19,165
Cullen/Frost Bankers, Inc.	400	40,652
Customers Bancorp, Inc. (a)	995	47,740
CVB Financial Corp.	4,422	76,235
Dime Community Bancshares, Inc.	1,062	21,665
Eagle Bancorp, Inc.	1,118	21,130
East West Bancorp, Inc.	893	65,394
Eastern Bankshares, Inc.	5,191	72,570

See Notes to Schedule of Investments and Notes to Financial Statements.
32	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Enterprise Bancorp, Inc.	353	$8,783
Enterprise Financial Services Corp.	1,243	50,851
Equity Bancshares, Inc., Class A	452	15,910
Esquire Financial Holdings, Inc.	209	9,948
ESSA Bancorp, Inc.	356	6,262
Farmers & Merchants Bancorp, Inc.	511	11,865
Farmers National Banc Corp.	1,120	13,989
FB Financial Corp.	1,175	45,860
Fidelity D&D Bancorp, Inc.	203	8,891
Financial Institutions, Inc.	632	12,210
First Bancorp, Inc.	376	9,344
First Bancorp/Southern Pines NC	1,324	42,262
First Bancshares, Inc.	937	24,343
First Bank	895	11,402
First Busey Corp.	1,794	43,433
First Business Financial Services, Inc.	290	10,727
First Commonwealth Financial Corp.	3,143	43,405
First Community Bankshares, Inc.	636	23,430
First Financial Bancorp	3,154	70,082
First Financial Bankshares, Inc.	4,324	127,688
First Financial Corp.	351	12,945
First Financial Northwest, Inc.	270	5,705
First Foundation, Inc.	2,131	13,958
First Hawaiian, Inc.	1,200	24,912
First Horizon Corp.	3,200	50,464
First Internet Bancorp	299	8,079
First Interstate BancSystem, Inc., Class A	2,583	71,730
First Merchants Corp.	1,845	61,420
First Mid Bancshares, Inc.	701	23,049
First of Long Island Corp.	847	8,487
First Western Financial, Inc. (a)	408	6,936
Five Star Bancorp	572	13,528
Flushing Financial Corp.	1,133	14,899
FNB Corp.	2,600	35,568
FS Bancorp, Inc.	285	10,388
Fulton Financial Corp.	5,947	100,980
FVCBankcorp, Inc. (a)	657	7,174
German American Bancorp, Inc.	942	33,300
Glacier Bancorp, Inc.	3,783	141,182
	Number of Shares	Fair Value
Great Southern Bancorp, Inc.	273	$15,182
Greene County Bancorp, Inc.	248	8,360
Guaranty Bancshares, Inc.	303	9,557
Hancock Whitney Corp.	2,882	137,846
Hanmi Financial Corp.	940	15,717
HarborOne Bancorp, Inc.	1,237	13,768
HBT Financial, Inc.	465	9,495
Heartland Financial USA, Inc.	1,418	63,030
Heritage Commerce Corp.	1,830	15,921
Heritage Financial Corp.	1,051	18,950
Hilltop Holdings, Inc.	1,451	45,387
Hingham Institution For Savings The	65	11,627
Home Bancorp, Inc.	258	10,323
Home BancShares, Inc.	6,255	149,870
HomeStreet, Inc.	750	8,550
HomeTrust Bancshares, Inc.	448	13,453
Hope Bancorp, Inc.	3,572	38,363
Horizon Bancorp, Inc.	1,336	16,526
Huntington Bancshares, Inc.	10,446	137,678
Independent Bank Corp.	1,999	86,754
Independent Bank Group, Inc.	1,199	54,578
International Bancshares Corp.	1,799	102,921
Investar Holding Corp.	358	5,513
John Marshall Bancorp, Inc.	544	9,487
Kearny Financial Corp.	2,252	13,850
Lakeland Financial Corp.	823	50,631
LCNB Corp.	522	7,261
LINKBANCORP, Inc.	863	5,282
Live Oak Bancshares, Inc.	1,168	40,950
M&T Bank Corp.	1,152	174,367
Macatawa Bank Corp.	774	11,300
Mercantile Bank Corp.	474	19,230
Metrocity Bankshares, Inc.	544	14,362
Metropolitan Bank Holding Corp. (a)	317	13,343
Mid Penn Bancorp, Inc.	588	12,907
Middlefield Banc Corp.	339	8,153
Midland States Bancorp, Inc.	642	14,541
MidWestOne Financial Group, Inc.	424	9,536
MVB Financial Corp.	491	9,152
National Bank Holdings Corp., Class A	1,220	47,641
National Bankshares, Inc.	239	6,759
NB Bancorp, Inc. (a)	1,340	20,207
NBT Bancorp, Inc.	1,541	59,483
New York Community Bancorp, Inc.	25,378	81,717

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	33

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Nicolet Bankshares, Inc.	440	$36,538
Northeast Bank	203	12,355
Northeast Community Bancorp, Inc.	541	9,641
Northfield Bancorp, Inc.	1,385	13,130
Northrim BanCorp, Inc.	155	8,934
Northwest Bancshares, Inc.	4,214	48,672
Norwood Financial Corp.	312	7,919
Oak Valley Bancorp	282	7,042
OceanFirst Financial Corp.	1,787	28,395
Old National Bancorp	10,436	179,395
Old Second Bancorp, Inc.	1,315	19,475
Orange County Bancorp, Inc.	225	11,898
Origin Bancorp, Inc.	896	28,421
Orrstown Financial Services, Inc.	636	17,401
Pacific Premier Bancorp, Inc.	3,200	73,504
Park National Corp.	482	68,608
Parke Bancorp, Inc.	413	7,186
Pathward Financial, Inc.	811	45,878
PCB Bancorp	482	7,847
Peapack-Gladstone Financial Corp.	663	15,017
Peoples Bancorp of North Carolina, Inc.	178	5,198
Peoples Bancorp, Inc.	1,076	32,280
Peoples Financial Services Corp.	323	14,709
Pinnacle Financial Partners, Inc.	586	46,903
Pioneer Bancorp, Inc. (a)	424	4,244
Plumas Bancorp	233	8,383
Ponce Financial Group, Inc. (a)	809	7,394
Preferred Bank	393	29,668
Premier Financial Corp.	1,077	22,035
Primis Financial Corp.	802	8,405
Princeton Bancorp, Inc.	210	6,951
Prosperity Bancshares, Inc.	600	36,684
Provident Bancorp, Inc. (a)	598	6,094
Provident Financial Services, Inc.	4,216	60,500
QCR Holdings, Inc.	507	30,420
RBB Bancorp	652	12,264
Red River Bancshares, Inc.	209	10,030
Regions Financial Corp.	6,677	133,807
Renasant Corp.	1,854	56,621
Republic Bancorp, Inc., Class A	262	14,046
S&T Bancorp, Inc.	1,180	39,400
	Number of Shares	Fair Value
Sandy Spring Bancorp, Inc.	1,351	$32,910
Seacoast Banking Corp. of Florida	2,824	66,759
ServisFirst Bancshares, Inc.	1,689	106,728
Shore Bancshares, Inc.	867	9,927
Sierra Bancorp	576	12,891
Simmons First National Corp., Class A	4,145	72,869
SmartFinancial, Inc.	611	14,462
South Plains Financial, Inc.	347	9,369
Southern California Bancorp (a)	459	6,183
Southern First Bancshares, Inc. (a)	272	7,953
Southern Missouri Bancorp, Inc.	370	16,654
Southern States Bancshares, Inc.	323	8,766
Southside Bancshares, Inc.	878	24,242
SouthState Corp.	2,522	192,731
Stellar Bancorp, Inc.	1,504	34,532
Sterling Bancorp, Inc. (a)	917	4,796
Stock Yards Bancorp, Inc.	841	41,772
Synovus Financial Corp.	1,118	44,932
Texas Capital Bancshares, Inc. (a)	1,533	93,728
Third Coast Bancshares, Inc. (a)	415	8,827
Timberland Bancorp, Inc.	318	8,615
Tompkins Financial Corp.	420	20,538
Towne Bank	2,350	64,085
TriCo Bancshares	1,078	42,656
Triumph Financial, Inc. (a)	731	59,759
Truist Financial Corp.	9,098	353,457
TrustCo Bank Corp.	577	16,600
Trustmark Corp.	2,037	61,192
UMB Financial Corp.	1,491	124,379
United Bankshares, Inc.	4,390	142,412
United Community Banks, Inc.	3,981	101,356
Unity Bancorp, Inc.	264	7,806
Univest Financial Corp.	879	20,068
USCB Financial Holdings, Inc.	452	5,799
Valley National Bancorp	14,368	100,289
Veritex Holdings, Inc.	1,620	34,166
Virginia National Bankshares Corp.	179	5,871
WaFd, Inc.	2,118	60,532
Washington Trust Bancorp, Inc.	653	17,899
Webster Financial Corp.	1,272	55,446

See Notes to Schedule of Investments and Notes to Financial Statements.
34	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
WesBanco, Inc.	1,904	$53,141
West BanCorp, Inc.	685	12,262
Westamerica BanCorp	828	40,183
Western Alliance Bancorp	800	50,256
Wintrust Financial Corp.	400	39,424
WSFS Financial Corp.	1,997	93,859
Zions Bancorp NA	1,075	46,623
		8,897,050
Reinsurance - 0.1%
Enstar Group Ltd. (a)	421	128,700
Everest Group Ltd.	235	89,540
Greenlight Capital Re Ltd., Class A (a)	755	9,890
Maiden Holdings Ltd. (a)	3,822	7,873
Reinsurance Group of America, Inc.	500	102,635
Swiss Re AG	3,234	401,281
		739,919
Renewable Electricity - 0.0%*
Altus Power, Inc. (a)	2,625	10,290
Brookfield Renewable Corp., Class A	2,205	62,497
Clearway Energy, Inc., Class C	600	14,814
Montauk Renewables, Inc. (a)	1,960	11,172
Ormat Technologies, Inc.	1,793	128,558
Sunnova Energy International, Inc. (a)	3,279	18,297
		245,628
Research & Consulting Services - 0.2%
Blacksky Technology, Inc. (a)	4,789	5,124
Booz Allen Hamilton Holding Corp.	924	142,204
CACI International, Inc., Class A (a)	169	72,692
CBIZ, Inc. (a)	1,593	118,041
Clarivate PLC (a)	3,112	17,707
CRA International, Inc.	216	37,200
Dun & Bradstreet Holdings, Inc.	2,000	18,520
Equifax, Inc.	791	191,786
Experian PLC	9,844	458,678
Exponent, Inc.	1,677	159,516
FiscalNote Holdings, Inc. (a)	2,217	3,237
Forrester Research, Inc. (a)	503	8,591
Franklin Covey Co. (a)	358	13,604
FTI Consulting, Inc. (a)	200	43,106
	Number of Shares	Fair Value
Huron Consulting Group, Inc. (a)	580	$57,130
ICF International, Inc.	621	92,194
Innodata, Inc. (a)	780	11,567
Jacobs Solutions, Inc.	900	125,739
KBR, Inc.	1,000	64,140
Legalzoom.com, Inc. (a)	4,645	38,972
Leidos Holdings, Inc.	991	144,567
Mistras Group, Inc. (a)	833	6,906
NV5 Global, Inc. (a)	480	44,626
Parsons Corp. (a)	200	16,362
Planet Labs PBC (a)	5,155	9,588
Resources Connection, Inc.	950	10,488
Science Applications International Corp.	400	47,020
Spire Global, Inc. (a)	812	8,802
TransUnion	1,389	103,008
Verisk Analytics, Inc.	946	254,994
Willdan Group, Inc. (a)	488	14,079
		2,340,188
Restaurants - 0.4%
Aramark	1,800	61,236
Biglari Holdings, Inc., Class B (a)	29	5,608
BJ's Restaurants, Inc. (a)	687	23,839
Bloomin' Brands, Inc.	2,732	52,536
Brinker International, Inc. (a)	1,466	106,124
Cava Group, Inc. (a)	600	55,650
Cheesecake Factory, Inc.	1,614	63,414
Chipotle Mexican Grill, Inc. (a)	9,450	592,043
Chuy's Holdings, Inc. (a)	537	13,919
Cracker Barrel Old Country Store, Inc.	681	28,711
Darden Restaurants, Inc.	800	121,056
Denny's Corp. (a)	1,573	11,168
Dine Brands Global, Inc.	468	16,942
Domino's Pizza, Inc.	250	129,083
DoorDash, Inc., Class A (a)	2,300	250,194
Dutch Bros, Inc., Class A (a)	600	24,840
El Pollo Loco Holdings, Inc. (a)	803	9,082
First Watch Restaurant Group, Inc. (a)	1,046	18,368
Jack in the Box, Inc.	609	31,022
Krispy Kreme, Inc.	2,699	29,041
Kura Sushi USA, Inc., Class A (a)	183	11,545
McDonald's Corp.	4,931	1,256,616
Nathan's Famous, Inc.	120	8,134

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	35

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
ONE Group Hospitality, Inc. (a)	841	$3,574
Papa John's International, Inc.	1,115	52,383
Portillo's, Inc., Class A (a)	1,863	18,108
Potbelly Corp. (a)	1,135	9,114
RCI Hospitality Holdings, Inc.	269	11,718
Shake Shack, Inc., Class A (a)	1,264	113,760
Starbucks Corp.	7,665	596,720
Sweetgreen, Inc., Class A (a)	3,289	99,130
Texas Roadhouse, Inc.	500	85,855
Wendy's Co.	700	11,872
Wingstop, Inc.	200	84,532
Yum! Brands, Inc.	1,881	249,157
		4,256,094
Retail REITs - 0.2%
Acadia Realty Trust	3,381	60,588
Agree Realty Corp.	800	49,552
Alexander's, Inc.	66	14,841
Brixmor Property Group, Inc.	2,400	55,416
CBL & Associates Properties, Inc.	816	19,078
Federal Realty Investment Trust	500	50,485
Getty Realty Corp.	1,664	44,362
InvenTrust Properties Corp.	2,282	56,502
Kimco Realty Corp.	4,934	96,016
Kite Realty Group Trust	7,206	161,270
Macerich Co.	7,207	111,276
NETSTREIT Corp.	2,483	39,976
NNN REIT, Inc.	1,400	59,640
Phillips Edison & Co., Inc.	4,079	133,424
Realty Income Corp.	5,716	301,919
Regency Centers Corp.	1,100	68,420
Retail Opportunity Investments Corp.	4,157	51,672
Saul Centers, Inc.	357	13,127
Simon Property Group, Inc.	2,263	343,523
SITE Centers Corp.	6,328	91,756
Tanger, Inc.	3,545	96,105
Urban Edge Properties	4,000	73,880
Whitestone REIT	1,478	19,672
		2,012,500
Security & Alarm Services - 0.0%*
Brink's Co.	1,491	152,679
CoreCivic, Inc. (a)	3,544	46,001
GEO Group, Inc. (a)	4,162	59,766
		258,446
	Number of Shares	Fair Value
Self Storage REITs - 0.1%
CubeSmart	1,700	$76,789
Extra Space Storage, Inc.	1,454	225,966
National Storage Affiliates Trust	700	28,854
Public Storage	1,108	318,716
		650,325
Semiconductor Materials & Equipment - 0.4%
ACM Research, Inc., Class A (a)	1,718	39,617
Aehr Test Systems (a)	813	9,081
Amkor Technology, Inc.	800	32,016
Applied Materials, Inc.	5,734	1,353,167
Axcelis Technologies, Inc. (a)	1,081	153,707
Cohu, Inc. (a)	1,451	48,028
Enphase Energy, Inc. (a)	946	94,326
Entegris, Inc.	982	132,963
FormFactor, Inc. (a)	2,569	155,501
Ichor Holdings Ltd. (a)	1,096	42,251
KLA Corp.	908	748,655
Lam Research Corp.	916	975,403
MKS Instruments, Inc.	500	65,290
Onto Innovation, Inc. (a)	300	65,868
PDF Solutions, Inc. (a)	956	34,779
Photronics, Inc. (a)	2,067	50,993
Teradyne, Inc.	1,029	152,590
Ultra Clean Holdings, Inc. (a)	1,478	72,422
Veeco Instruments, Inc. (a)	1,852	86,507
		4,313,164
Semiconductors - 3.3%
Advanced Micro Devices, Inc. (a)(b)	11,112	1,802,478
Alpha & Omega Semiconductor Ltd. (a)	820	30,643
Ambarella, Inc. (a)	1,206	65,064
Analog Devices, Inc.	3,469	791,834
Broadcom, Inc.	3,145	5,049,392
CEVA, Inc. (a)	718	13,850
Cirrus Logic, Inc. (a)	400	51,064
Credo Technology Group Holding Ltd. (a)	4,229	135,074
Diodes, Inc. (a)	1,517	109,118
Everspin Technologies, Inc. (a)	781	4,678
First Solar, Inc. (a)	711	160,302
GLOBALFOUNDRIES, Inc. (a)	500	25,280
Impinj, Inc. (a)	733	114,912
Intel Corp.	29,339	908,629

See Notes to Schedule of Investments and Notes to Financial Statements.
36	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Lattice Semiconductor Corp. (a)	1,000	$57,990
MACOM Technology Solutions Holdings, Inc. (a)	400	44,588
Marvell Technology, Inc.	5,921	413,878
MaxLinear, Inc. (a)	2,648	53,331
Microchip Technology, Inc.	3,738	342,027
Micron Technology, Inc.	7,590	998,313
Monolithic Power Systems, Inc.	339	278,550
Navitas Semiconductor Corp. (a)	3,509	13,790
NVE Corp.	146	10,905
NVIDIA Corp.	164,560	20,329,742
ON Semiconductor Corp. (a)	2,917	199,960
Power Integrations, Inc.	1,880	131,957
Qorvo, Inc. (a)	697	80,880
QUALCOMM, Inc.	7,751	1,543,844
QuickLogic Corp. (a)	532	5,528
Rambus, Inc. (a)	3,608	212,006
Rigetti Computing, Inc. (a)	5,553	5,942
Semtech Corp. (a)	2,166	64,720
Silicon Laboratories, Inc. (a)	1,054	116,604
SiTime Corp. (a)	613	76,245
SkyWater Technology, Inc. (a)	754	5,768
Skyworks Solutions, Inc.	973	103,702
SMART Global Holdings, Inc. (a)	1,596	36,501
Synaptics, Inc. (a)	1,296	114,307
Texas Instruments, Inc.	6,340	1,233,320
Universal Display Corp.	287	60,342
Wolfspeed, Inc. (a)	779	17,730
		35,814,788
Silver - 0.0%*
Hecla Mining Co.	19,188	93,062
Single-Family Residential REITs - 0.0%*
American Homes 4 Rent, Class A	2,500	92,900
Equity LifeStyle Properties, Inc.	1,302	84,799
Invitation Homes, Inc.	3,980	142,842
Sun Communities, Inc.	820	98,679
UMH Properties, Inc.	2,160	34,539
		453,759
Soft Drinks & Non-alcoholic Beverages - 0.4%
Celsius Holdings, Inc. (a)	1,100	62,799
Coca-Cola Co.	26,719	1,700,664
	Number of Shares	Fair Value
Coca-Cola Consolidated, Inc.	41	$44,485
Keurig Dr Pepper, Inc.	7,091	236,840
Monster Beverage Corp. (a)	5,104	254,945
National Beverage Corp.	733	37,559
PepsiCo, Inc.	9,525	1,570,958
Primo Water Corp.	5,249	114,743
Vita Coco Co., Inc. (a)	1,325	36,901
		4,059,894
Specialized Consumer Services - 0.0%*
ADT, Inc.	1,200	9,120
Carriage Services, Inc.	406	10,897
European Wax Center, Inc., Class A (a)	1,043	10,357
Frontdoor, Inc. (a)	2,544	85,962
H&R Block, Inc.	1,100	59,653
Mister Car Wash, Inc. (a)	3,205	22,820
Service Corp. International	1,078	76,678
		275,487
Specialized Finance - 0.0%*
Acacia Research Corp. (a)	1,489	7,460
Burford Capital Ltd.	6,676	87,122
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,739	110,674
SWK Holdings Corp. (a)	117	1,988
		207,244
Specialty Chemicals - 0.3%
Albemarle Corp.	737	70,398
Arq, Inc. (a)	952	5,779
Ashland, Inc.	300	28,347
ASP Isotopes, Inc. (a)	1,557	4,764
Aspen Aerogels, Inc. (a)	1,956	46,651
Avient Corp.	3,000	130,950
Axalta Coating Systems Ltd. (a)	1,300	44,421
Balchem Corp.	1,073	165,188
Celanese Corp.	700	94,423
DuPont de Nemours, Inc.	2,976	239,538
Eastman Chemical Co.	877	85,920
Ecolab, Inc.	1,722	409,836
Ecovyst, Inc. (a)	3,932	35,270
Element Solutions, Inc.	1,700	46,104
HB Fuller Co.	1,818	139,913
Ingevity Corp. (a)	1,204	52,627
Innospec, Inc.	829	102,456

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	37

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
International Flavors & Fragrances, Inc.	1,713	$163,095
Minerals Technologies, Inc.	1,070	88,981
NewMarket Corp.	43	22,170
Northern Technologies International Corp.	312	5,167
Perimeter Solutions SA (a)	4,663	36,511
PPG Industries, Inc.	1,591	200,291
Quaker Chemical Corp.	466	79,080
Rayonier Advanced Materials, Inc. (a)	1,870	10,173
RPM International, Inc.	936	100,789
Sensient Technologies Corp.	1,402	104,014
Sherwin-Williams Co.	1,608	479,875
Stepan Co.	715	60,031
Valhi, Inc.	60	1,070
		3,053,832
Steel - 0.1%
Alpha Metallurgical Resources, Inc.	363	101,832
Arch Resources, Inc.	565	86,010
ATI, Inc. (a)	700	38,815
Carpenter Technology Corp.	1,562	171,164
Cleveland-Cliffs, Inc. (a)	3,637	55,973
Commercial Metals Co.	3,835	210,887
Haynes International, Inc.	387	22,717
Metallus, Inc. (a)	1,316	26,675
Nucor Corp.	1,693	267,629
Olympic Steel, Inc.	309	13,852
Radius Recycling, Inc.	811	12,384
Ramaco Resources, Inc., Class A	677	8,429
Ramaco Resources, Inc., Class B	225	2,444
Reliance, Inc.	398	113,669
Ryerson Holding Corp.	891	17,375
Steel Dynamics, Inc.	1,102	142,709
SunCoke Energy, Inc.	2,562	25,108
U.S. Steel Corp.	1,600	60,480
Universal Stainless & Alloy Products, Inc. (a)	316	8,652
Warrior Met Coal, Inc.	1,724	108,215
Worthington Steel, Inc.	1,100	36,696
		1,531,715
Systems Software - 2.7%
A10 Networks, Inc.	2,178	30,165
Adeia, Inc.	3,598	40,244
Appian Corp., Class A (a)	1,318	40,673
	Number of Shares	Fair Value
Arteris, Inc. (a)	1,024	$7,690
CommVault Systems, Inc. (a)	1,448	176,033
Crowdstrike Holdings, Inc., Class A (a)	1,510	578,617
CyberArk Software Ltd. (a)	459	125,500
Dolby Laboratories, Inc., Class A	457	36,208
Fortinet, Inc. (a)	4,455	268,503
Gen Digital, Inc.	4,026	100,569
Gitlab, Inc., Class A (a)	700	34,804
Microsoft Corp.	51,419	22,981,722
Monday.com Ltd. (a)	393	94,619
N-able, Inc. (a)	2,363	35,988
OneSpan, Inc. (a)	1,232	15,794
Oracle Corp.	10,733	1,515,500
Palo Alto Networks, Inc. (a)	2,174	737,008
Progress Software Corp.	1,379	74,825
Qualys, Inc. (a)	1,231	175,541
Rapid7, Inc. (a)	2,063	89,184
SentinelOne, Inc., Class A (a)	1,600	33,680
ServiceNow, Inc. (a)	1,411	1,109,991
SolarWinds Corp.	1,800	21,690
Telos Corp. (a)	2,080	8,362
Tenable Holdings, Inc. (a)	3,912	170,485
Teradata Corp. (a)	600	20,736
UiPath, Inc., Class A (a)	2,800	35,504
Varonis Systems, Inc. (a)	3,658	175,474
Xperi, Inc. (a)	1,340	11,001
Zscaler, Inc. (a)	579	111,278
Zuora, Inc., Class A (a)	4,211	41,815
		28,899,203
Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	367	44,319
Avnet, Inc.	700	36,043
CDW Corp.	971	217,349
Climb Global Solutions, Inc.	177	11,117
ePlus, Inc. (a)	870	64,102
Insight Enterprises, Inc. (a)	925	183,483
PC Connection, Inc.	350	22,470
Richardson Electronics Ltd.	489	5,814
ScanSource, Inc. (a)	765	33,897
TD SYNNEX Corp.	500	57,700
		676,294
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	100,616	21,191,742
CompoSecure, Inc.	647	4,400
Corsair Gaming, Inc. (a)	1,547	17,079

See Notes to Schedule of Investments and Notes to Financial Statements.
38	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
CPI Card Group, Inc. (a)	148	$4,033
Dell Technologies, Inc., Class C	1,700	234,447
Diebold Nixdorf, Inc. (a)	856	32,939
Eastman Kodak Co. (a)	1,668	8,974
Hewlett Packard Enterprise Co.	8,884	188,074
HP, Inc.	6,438	225,459
Immersion Corp.	894	8,412
IonQ, Inc. (a)	6,668	46,876
NetApp, Inc.	1,467	188,950
Pure Storage, Inc., Class A (a)	2,100	134,841
Super Micro Computer, Inc. (a)	342	280,218
Turtle Beach Corp. (a)	625	8,962
Western Digital Corp. (a)	2,200	166,694
Xerox Holdings Corp.	3,647	42,378
		22,784,478
Telecom Tower REITs - 0.1%
American Tower Corp.	3,234	628,625
Crown Castle, Inc.	3,005	293,588
SBA Communications Corp.	715	140,355
		1,062,568
Timber REITs - 0.0%*
PotlatchDeltic Corp.	2,643	104,108
Rayonier, Inc.	1,000	29,090
Weyerhaeuser Co.	4,793	136,073
		269,271
Tires & Rubber - 0.0%*
Goodyear Tire & Rubber Co. (a)	9,479	107,587
Tobacco - 0.2%
Altria Group, Inc.	11,907	542,364
Ispire Technology, Inc. (a)	884	7,072
Philip Morris International, Inc.	10,791	1,093,452
Turning Point Brands, Inc.	630	20,217
Universal Corp.	746	35,950
Vector Group Ltd.	4,922	52,025
		1,751,080
Trading Companies & Distributors - 0.3%
Air Lease Corp.	800	38,024
Alta Equipment Group, Inc.	1,008	8,104
Applied Industrial Technologies, Inc.	1,274	247,156
	Number of Shares	Fair Value
Beacon Roofing Supply, Inc. (a)	2,112	$191,136
BlueLinx Holdings, Inc. (a)	269	25,041
Boise Cascade Co.	1,314	156,655
Core & Main, Inc., Class A (a)	1,200	58,728
Custom Truck One Source, Inc. (a)	2,294	9,979
Distribution Solutions Group, Inc. (a)	412	12,360
DNOW, Inc. (a)	3,620	49,703
DXP Enterprises, Inc. (a)	399	18,290
EVI Industries, Inc.	291	5,506
Fastenal Co.	3,937	247,401
Ferguson PLC	1,400	271,110
FTAI Aviation Ltd.	3,297	340,349
GATX Corp.	1,184	156,714
Global Industrial Co.	407	12,764
GMS, Inc. (a)	1,332	107,373
H&E Equipment Services, Inc.	1,067	47,129
Herc Holdings, Inc.	935	124,626
Hudson Technologies, Inc. (a)	1,350	11,867
Karat Packaging, Inc.	234	6,922
McGrath RentCorp	813	86,625
MRC Global, Inc. (a)	2,591	33,450
MSC Industrial Direct Co., Inc., Class A	298	23,634
Rush Enterprises, Inc., Class A	2,027	84,870
Rush Enterprises, Inc., Class B	351	13,773
SiteOne Landscape Supply, Inc. (a)	300	36,423
Titan Machinery, Inc. (a)	635	10,097
Transcat, Inc. (a)	286	34,228
United Rentals, Inc.	504	325,952
Watsco, Inc.	271	125,538
WESCO International, Inc.	300	47,556
Willis Lease Finance Corp.	116	8,039
WW Grainger, Inc.	329	296,837
Xometry, Inc., Class A (a)	1,455	16,820
		3,290,779
Transaction & Payment Processing Services - 0.8%
Affirm Holdings, Inc. (a)	1,646	49,726
AvidXchange Holdings, Inc. (a)	5,806	70,020
Block, Inc. (a)	3,832	247,126
Cantaloupe, Inc. (a)	1,699	11,213
Cass Information Systems, Inc.	414	16,589

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	39

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Corpay, Inc. (a)	488	$130,008
Euronet Worldwide, Inc. (a)	300	31,050
Fidelity National Information Services, Inc.	4,068	306,565
Fiserv, Inc. (a)	4,147	618,069
Flywire Corp. (a)	4,037	66,166
Global Payments, Inc.	1,713	165,647
I3 Verticals, Inc., Class A (a)	699	15,434
International Money Express, Inc. (a)	960	20,006
Jack Henry & Associates, Inc.	538	89,319
Marqeta, Inc., Class A (a)	15,540	85,159
Mastercard, Inc., Class A	5,755	2,538,876
NCR Atleos Corp. (a)	2,410	65,118
Payoneer Global, Inc. (a)	9,493	52,591
PayPal Holdings, Inc. (a)	7,203	417,990
Paysafe Ltd. (a)	1,003	17,733
Paysign, Inc. (a)	1,138	4,905
Priority Technology Holdings, Inc. (a)	671	3,543
Remitly Global, Inc. (a)	4,855	58,843
Repay Holdings Corp. (a)	3,064	32,356
Sezzle, Inc. (a)	88	7,763
Shift4 Payments, Inc., Class A (a)	300	22,005
Toast, Inc., Class A (a)	2,700	69,579
Visa, Inc., Class A	10,893	2,859,086
Western Union Co.	2,700	32,994
WEX, Inc. (a)	292	51,725
		8,157,204
Water Utilities - 0.1%
American States Water Co.	1,242	90,132
American Water Works Co., Inc.	1,432	184,957
Cadiz, Inc. (a)	1,668	5,154
California Water Service Group	1,928	93,489
Consolidated Water Co. Ltd.	596	15,818
Essential Utilities, Inc.	1,900	70,927
Global Water Resources, Inc.	495	5,989
Middlesex Water Co.	539	28,168
Pure Cycle Corp. (a)	800	7,640
SJW Group	1,083	58,720
York Water Co.	442	16,394
		577,388
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,014	19,374
Spok Holdings, Inc.	774	11,463
	Number of Shares	Fair Value
Telephone & Data Systems, Inc.	3,297	$68,347
T-Mobile U.S., Inc.	3,315	584,037
		683,221
Total Common Stock (Cost $356,932,762)		440,114,511
Rights - 0.0% *
Technology Hardware, Storage & Peripherals - 0.0%*
Contra Rights Pulse Bi (expiring 07/05/24) (a) (Cost $756)	76	846
Warrant - 0.0%
Specialty Chemicals - 0.0%
Danimer Scientific, Inc. (expiring 05/03/29) (a)** (Cost $0)	1,168	—
Total Domestic Equity (Cost $356,933,518)		440,115,357
Foreign Equity - 26.9%
Common Stock - 26.6%
Advertising - 0.1%
Dentsu Group, Inc.	2,200	55,431
Focus Media Information Technology Co. Ltd., Class A	10,900	9,047
Gambling.com Group Ltd. (a)	662	5,442
Informa PLC	14,168	153,272
Innovid Corp. (a)	3,951	7,309
Publicis Groupe SA	2,461	262,122
WPP PLC	11,281	103,302
		595,925
Aerospace & Defense - 0.4%
AECC Aero-Engine Control Co. Ltd., Class A	1,300	3,574
AECC Aviation Power Co. Ltd., Class A	2,100	10,513
Airbus SE	6,353	873,301
Aselsan Elektronik Sanayi Ve Ticaret AS	16,191	28,941
AviChina Industry & Technology Co. Ltd., Class H	35,000	15,735
BAE Systems PLC	32,407	540,747
Bharat Electronics Ltd.	52,554	192,790
CAE, Inc. (a)	3,419	63,490
Dassault Aviation SA	215	39,080
Elbit Systems Ltd.	285	49,825

See Notes to Schedule of Investments and Notes to Financial Statements.
40	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Hanwha Aerospace Co. Ltd.	509	$92,260
Hindustan Aeronautics Ltd.	2,880	181,814
Kongsberg Gruppen ASA	926	75,663
Korea Aerospace Industries Ltd.	1,232	47,436
Kuang-Chi Technologies Co. Ltd., Class A (a)	3,100	7,367
Leonardo SpA	4,233	98,356
Melrose Industries PLC	13,721	95,986
MTU Aero Engines AG	561	143,579
Rheinmetall AG	469	239,111
Rolls-Royce Holdings PLC (a)	90,147	520,545
Saab AB, Class B	3,411	82,133
Safran SA	3,657	773,688
Singapore Technologies Engineering Ltd.	16,700	53,356
Thales SA	982	157,343
		4,386,633
Agricultural & Farm Machinery - 0.0%*
Husqvarna AB, Class B	3,974	31,874
Kubota Corp.	10,400	145,468
		177,342
Agricultural Products & Services - 0.0%*
Charoen Pokphand Indonesia Tbk. PT	85,300	26,437
IOI Corp. Bhd.	38,700	30,353
Kuala Lumpur Kepong Bhd.	7,037	30,788
New Hope Liuhe Co. Ltd., Class A (a)	3,200	4,006
SD Guthrie Bhd.	20,600	18,428
Wilmar International Ltd.	20,606	47,134
		157,146
Air Freight & Logistics - 0.1%
Deutsche Post AG	10,627	430,409
DSV AS	1,840	282,153
Hyundai Glovis Co. Ltd.	257	40,888
InPost SA (a)	2,191	38,651
JD Logistics, Inc. (a)(f)	23,600	25,331
NIPPON EXPRESS HOLDINGS, Inc.	800	36,877
SF Holding Co. Ltd., Class A	3,300	16,132
SG Holdings Co. Ltd.	3,600	33,178
Yamato Holdings Co. Ltd.	2,800	30,783
YTO Express Group Co. Ltd., Class A	2,700	5,788
Yunda Holding Co. Ltd., Class A	3,600	3,817
	Number of Shares	Fair Value
ZTO Express Cayman, Inc. ADR (b)	6,109	$126,762
		1,070,769
Airport Services - 0.1%
Aena SME SA (f)	780	157,162
Aeroports de Paris SA	370	45,048
Airports of Thailand PCL NVDR	59,386	93,454
Auckland International Airport Ltd.	14,632	68,029
GMR Airports Infrastructure Ltd. (a)	27,264	31,574
Grupo Aeroportuario del Centro Norte SAB de CV	3,500	29,699
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,520	86,392
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,530	76,209
Malaysia Airports Holdings Bhd.	10,643	22,335
Shanghai International Airport Co. Ltd., Class A (a)	1,300	5,742
		615,644
Alternative Carriers - 0.0%*
Liberty Global Ltd., Class A (a)	2,100	36,603
Liberty Latin America Ltd., Class A (a)	1,002	9,629
Liberty Latin America Ltd., Class C (a)	4,261	40,991
		87,223
Aluminum - 0.0%*
Aluminum Corp. of China Ltd., Class A	21,600	22,574
Aluminum Corp. of China Ltd., Class H	48,000	32,769
China Hongqiao Group Ltd.	35,000	52,988
Hindalco Industries Ltd.	19,262	160,206
Norsk Hydro ASA	13,941	87,070
Press Metal Aluminium Holdings Bhd.	53,900	65,811
Shandong Nanshan Aluminum Co. Ltd., Class A	14,700	7,671
United Co. RUSAL International PJSC (a)(d)**	55,670	—

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	41

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Yunnan Aluminium Co. Ltd., Class A	4,900	$9,067
		438,156
Apparel Retail - 0.1%
Fast Retailing Co. Ltd.	1,859	468,737
H & M Hennes & Mauritz AB, Class B	6,009	95,127
Industria de Diseno Textil SA	11,680	580,337
Lojas Renner SA	14,132	31,752
Pepkor Holdings Ltd. (f)	31,319	32,125
Topsports International Holdings Ltd. (f)	17,000	9,036
Trent Ltd.	2,586	169,940
Zalando SE (a)(f)	2,381	55,860
ZOZO, Inc.	1,500	37,561
		1,480,475
Apparel, Accessories & Luxury Goods - 0.5%
adidas AG	1,737	415,144
Amer Sports, Inc. (a)	1,200	15,084
ANTA Sports Products Ltd.	18,076	173,643
Bosideng International Holdings Ltd.	56,000	34,931
Burberry Group PLC	3,833	42,532
Cie Financiere Richemont SA, Class A	5,749	897,282
FF Group (a)(d)**	1,860	—
Gildan Activewear, Inc.	1,610	61,054
Hermes International SCA	339	777,512
Kering SA	800	290,230
Li Ning Co. Ltd.	34,319	74,287
LPP SA	16	68,019
LVMH Moet Hennessy Louis Vuitton SE	2,945	2,252,339
Moncler SpA	2,288	139,921
Page Industries Ltd.	87	40,793
Pandora AS	855	129,143
Shenzhou International Group Holdings Ltd.	11,900	116,525
Swatch Group AG	780	82,197
Titan Co. Ltd.	4,946	201,915
		5,812,551
Application Software - 0.4%
Beijing Kingsoft Office Software, Inc., Class A	441	13,742
Bit Digital, Inc. (a)	3,691	11,737
Constellation Software, Inc.	216	622,243
Dassault Systemes SE	7,195	272,207
	Number of Shares	Fair Value
Descartes Systems Group, Inc. (a)	897	$86,891
D-Wave Quantum, Inc. (a)	2,896	3,301
Hundsun Technologies, Inc., Class A	1,456	3,522
Hut 8 Corp. (a)	2,700	40,473
Iflytek Co. Ltd., Class A	1,500	8,824
Kingdee International Software Group Co. Ltd. (a)	33,000	30,940
Nemetschek SE	613	60,344
Nice Ltd. (a)	658	107,611
Open Text Corp.	2,866	86,042
Sage Group PLC	10,468	144,037
SAP SE	11,154	2,265,580
Sapiens International Corp. NV	948	32,166
Shanghai Baosight Software Co. Ltd., Class A	2,246	9,823
Shanghai Baosight Software Co. Ltd., Class B	13,824	22,381
Temenos AG	685	47,262
Thunder Software Technology Co. Ltd., Class A	500	3,122
WiseTech Global Ltd.	1,743	116,756
Xero Ltd. (a)	1,510	137,553
Yonyou Network Technology Co. Ltd., Class A (a)	2,600	3,561
		4,130,118
Asset Management & Custody Banks - 0.2%
3i Group PLC	10,437	404,510
Amundi SA (f)	668	43,135
Brookfield Asset Management Ltd., Class A	3,681	140,100
Brookfield Corp.	14,525	603,992
EQT AB	3,903	115,429
Hargreaves Lansdown PLC	3,846	55,035
HDFC Asset Management Co. Ltd. (f)	1,229	58,855
IGM Financial, Inc.	858	23,683
Julius Baer Group Ltd.	2,151	120,165
Onex Corp.	713	48,470
Partners Group Holding AG	244	313,350
Patria Investments Ltd., Class A	1,691	20,393
Reinet Investments SCA	2,142	53,902
Schroders PLC	8,796	40,451
		2,041,470

See Notes to Schedule of Investments and Notes to Financial Statements.
42	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Automobile Manufacturers - 0.7%
Bayerische Motoren Werke AG	3,424	$324,326
Brilliance China Automotive Holdings Ltd.	32,000	33,650
BYD Co. Ltd., Class A	1,500	51,415
BYD Co. Ltd., Class H	15,000	445,731
Chongqing Changan Automobile Co. Ltd., Class A	12,314	22,652
Ferrari NV	1,350	550,821
Ford Otomotiv Sanayi AS	1,006	34,491
Geely Automobile Holdings Ltd.	88,000	99,075
Great Wall Motor Co. Ltd., Class A	800	2,772
Great Wall Motor Co. Ltd., Class H	33,533	51,712
Guangzhou Automobile Group Co. Ltd., Class A	10,400	11,026
Guangzhou Automobile Group Co. Ltd., Class H	38,000	13,433
Honda Motor Co. Ltd.	48,124	514,567
Hyundai Motor Co.	1,935	414,693
Isuzu Motors Ltd.	6,200	82,135
Kia Corp.	3,695	347,086
Li Auto, Inc., Class A (a)	16,300	146,770
Mahindra & Mahindra Ltd.	13,184	453,232
Maruti Suzuki India Ltd.	1,985	286,460
Mazda Motor Corp.	6,300	60,940
Mercedes-Benz Group AG	8,591	594,522
NIO, Inc. ADR (a)(b)	19,723	82,048
Nissan Motor Co. Ltd.	24,700	83,823
Renault SA	2,010	103,058
SAIC Motor Corp. Ltd., Class A	6,300	11,960
Seres Group Co. Ltd., Class A (a)	1,400	17,473
Subaru Corp.	6,300	133,551
Suzuki Motor Corp.	16,900	194,467
Tata Motors Ltd.	22,630	268,602
Tata Motors Ltd., Class A	8,069	64,407
Tofas Turk Otomobil Fabrikasi AS	2,560	26,550
Toyota Motor Corp.	113,261	2,316,478
Volkswagen AG	322	38,686
Volvo Car AB, Class B (a)	6,821	21,116
XPeng, Inc., Class A (a)	16,800	63,586
	Number of Shares	Fair Value
Zhejiang Leapmotor Technology Co. Ltd. (a)(f)	4,400	$15,104
		7,982,418
Automotive Parts & Equipment - 0.1%
Aisin Corp.	1,600	52,150
Bharat Forge Ltd.	3,496	70,029
Bosch Ltd.	53	21,663
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	4,604
Continental AG	1,174	66,560
Denso Corp.	20,260	314,618
Fuyao Glass Industry Group Co. Ltd., Class A	900	5,905
Fuyao Glass Industry Group Co. Ltd., Class H (f)	9,356	54,345
Huayu Automotive Systems Co. Ltd., Class A	1,768	3,967
Huizhou Desay Sv Automotive Co. Ltd., Class A	200	2,386
Hyundai Mobis Co. Ltd.	855	156,217
Koito Manufacturing Co. Ltd.	1,900	26,210
Magna International, Inc.	2,849	119,386
Ningbo Tuopu Group Co. Ltd., Class A	800	5,874
Samvardhana Motherson International Ltd.	39,416	89,957
Sona Blw Precision Forgings Ltd. (f)	5,573	42,840
Sumitomo Electric Industries Ltd.	7,466	116,148
Tube Investments of India Ltd.	1,528	78,047
		1,230,906
Automotive Retail - 0.0%*
Abu Dhabi National Oil Co. for Distribution PJSC	42,932	39,624
Hotai Motor Co. Ltd.	3,940	75,542
PTT Oil & Retail Business PCL NVDR	25,292	11,027
Vibra Energia SA	16,500	62,085
Zhongsheng Group Holdings Ltd.	17,000	24,866
		213,144
Biotechnology - 0.1%
ADC Therapeutics SA (a)	2,609	8,244
Akeso, Inc. (a)(f)	7,000	33,846
Alteogen, Inc. (a)	511	104,130

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	43

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Argenx SE (a)	639	$279,829
Aurinia Pharmaceuticals, Inc. (a)	4,885	27,893
BeiGene Ltd. (a)	9,800	108,200
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	112	1,011
Bloomage Biotechnology Corp. Ltd., Class A (a)	1,087	8,423
Celltrion, Inc.	2,165	274,144
Chongqing Zhifei Biological Products Co. Ltd., Class A (a)	3,150	12,094
Fennec Pharmaceuticals, Inc. (a)	762	4,656
Genmab AS (a)	713	178,808
Grifols SA (a)	3,304	27,833
Hualan Biological Engineering, Inc., Class A	2,038	4,408
Imeik Technology Development Co. Ltd., Class A	420	9,901
Innovent Biologics, Inc. (a)(f)	17,000	80,129
Kiniksa Pharmaceuticals International PLC (a)	1,234	23,039
PharmaEssentia Corp. (a)	3,000	51,786
Prothena Corp. PLC (a)	1,296	26,749
Shanghai RAAS Blood Products Co. Ltd., Class A	5,500	5,891
Shenzhen Kangtai Biological Products Co. Ltd., Class A	800	1,710
SK Bioscience Co. Ltd. (a)	153	5,847
Swedish Orphan Biovitrum AB (a)	2,076	55,594
Walvax Biotechnology Co. Ltd., Class A	1,400	2,182
Zura Bio Ltd. (a)	788	2,758
		1,339,105
Brewers - 0.2%
Ambev SA	63,600	130,648
Anheuser-Busch InBev SA	9,623	558,164
Asahi Group Holdings Ltd.	5,200	183,451
Carlsberg AS, Class B	996	119,608
China Resources Beer Holdings Co. Ltd.	23,500	79,012
Chongqing Brewery Co. Ltd., Class A	100	831
Heineken Holding NV	1,355	106,956
Heineken NV	3,093	299,338
Kirin Holdings Co. Ltd.	8,100	104,385
	Number of Shares	Fair Value
Tsingtao Brewery Co. Ltd., Class A	800	$7,974
Tsingtao Brewery Co. Ltd., Class H (a)	8,924	59,551
		1,649,918
Broadcasting - 0.0%*
Vivendi SE	7,589	79,351
Broadline Retail - 0.6%
Alibaba Group Holding Ltd.	229,900	2,075,973
Allegro.eu SA (a)(f)	9,220	86,465
Canadian Tire Corp. Ltd., Class A	556	55,155
Central Retail Corp. PCL NVDR	18,077	15,147
Coupang, Inc. (a)	8,200	171,790
Dollarama, Inc.	2,996	273,490
Falabella SA (a)	12,015	36,926
Global-e Online Ltd. (a)	1,100	39,897
GoTo Gojek Tokopedia Tbk. PT (a)	9,447,100	28,846
JD.com, Inc., Class A	33,126	438,292
MINISO Group Holding Ltd. ADR (b)	1,400	26,698
Naspers Ltd., N Shares	2,580	504,021
Next PLC	1,258	143,694
Pan Pacific International Holdings Corp.	4,000	93,597
PDD Holdings, Inc. ADR (a)(b)	8,457	1,124,358
Prosus NV	15,181	541,148
Rakuten Group, Inc. (a)	15,800	81,515
Vipshop Holdings Ltd. ADR (b)	4,934	64,241
Wesfarmers Ltd.	12,154	529,069
Woolworths Holdings Ltd.	14,667	49,624
Zhejiang China Commodities City Group Co. Ltd., Class A	9,800	9,960
		6,389,906
Building Products - 0.2%
AGC, Inc.	2,100	67,964
Assa Abloy AB, Class B	10,765	304,545
Astral Ltd.	1,561	44,568
Beijing New Building Materials PLC, Class A	1,600	6,500
Cie de Saint-Gobain SA	4,889	380,513
Daikin Industries Ltd.	2,852	396,614
Geberit AG	360	212,651
Kingspan Group PLC	1,621	138,116
Nibe Industrier AB, Class B	15,977	67,799

See Notes to Schedule of Investments and Notes to Financial Statements.
44	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Rockwool AS, Class B	102	$41,426
TOTO Ltd.	1,600	37,777
		1,698,473
Cargo Ground Transportation - 0.0%*
TFI International, Inc.	838	121,650
Casinos & Gaming - 0.1%
Aristocrat Leisure Ltd.	6,162	204,777
Entain PLC	7,053	56,169
Evolution AB (f)	1,982	206,618
Flutter Entertainment PLC (a)	1,904	348,150
Galaxy Entertainment Group Ltd.	23,000	107,232
Genting Bhd.	23,100	23,063
Genting Malaysia Bhd.	54,700	29,568
Genting Singapore Ltd.	65,900	42,061
La Francaise des Jeux SAEM (f)	1,148	39,126
Lottery Corp. Ltd.	23,728	80,343
OPAP SA	2,455	38,520
Sands China Ltd. (a)	25,600	53,381
Super Group SGHC Ltd. (a)	4,189	13,530
		1,242,538
Coal & Consumable Fuels - 0.1%
Adaro Energy Indonesia Tbk. PT	172,900	29,459
Cameco Corp.	4,671	229,769
China Coal Energy Co. Ltd., Class H (a)	29,000	33,876
China Shenhua Energy Co. Ltd., Class A	7,600	46,188
China Shenhua Energy Co. Ltd., Class H	45,490	209,463
Coal India Ltd.	22,256	126,283
Encore Energy Corp. (a)	6,092	24,002
Exxaro Resources Ltd.	3,784	36,887
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	3,800	10,982
Inner Mongolia Yitai Coal Co. Ltd., Class B	16,500	29,634
Shaanxi Coal Industry Co. Ltd., Class A	8,900	31,415
Shanxi Coking Coal Energy Group Co. Ltd., Class A (a)	3,800	5,366
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	5,200	12,913
United Tractors Tbk. PT	26,500	35,563
	Number of Shares	Fair Value
Yankuang Energy Group Co. Ltd., Class A	3,450	$10,741
Yankuang Energy Group Co. Ltd., Class H	42,900	61,322
		933,863
Commercial Printing - 0.0%*
Cimpress PLC (a)	598	52,391
Dai Nippon Printing Co. Ltd.	2,200	74,017
TOPPAN Holdings, Inc.	2,400	66,139
		192,547
Commodity Chemicals - 0.2%
Advanced Petrochemical Co. (a)	1,511	15,526
Asahi Kasei Corp.	13,200	84,562
Barito Pacific Tbk. PT	343,470	20,766
Chandra Asri Pacific Tbk. PT	103,400	58,251
Enchem Co. Ltd. (a)	147	24,028
Formosa Chemicals & Fibre Corp. (a)	50,000	77,678
Formosa Plastics Corp. (a)	54,000	95,711
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,860	4,474
Hanwha Solutions Corp.	1,406	28,192
Hengli Petrochemical Co. Ltd., Class A	7,500	14,331
Hengyi Petrochemical Co. Ltd., Class A	4,700	4,564
Huafon Chemical Co. Ltd., Class A (a)	4,900	4,812
Indorama Ventures PCL NVDR	13,345	7,091
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	2,700	2,555
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,600	5,022
Kum Yang Co. Ltd. (a)	365	22,804
Kumho Petrochemical Co. Ltd.	181	19,264
LB Group Co. Ltd., Class A	2,100	5,341
LG Chem Ltd.	720	180,719
Lotte Chemical Corp.	324	26,998
Mesaieed Petrochemical Holding Co.	65,734	29,717
Mitsui Chemicals, Inc.	1,800	49,683
Nan Ya Plastics Corp. (a)	68,000	103,337
Orbia Advance Corp. SAB de CV	16,700	23,316
Orica Ltd.	5,157	61,546
Orion SA	1,937	42,498

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	45

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Petronas Chemicals Group Bhd.	36,200	$48,420
PTT Global Chemical PCL NVDR	35,138	29,204
Rongsheng Petrochemical Co. Ltd., Class A	13,350	17,664
Sahara International Petrochemical Co.	5,604	43,618
Sasa Polyester Sanayi AS (a)	15,086	20,192
Satellite Chemical Co. Ltd., Class A	3,525	8,681
Saudi Aramco Base Oil Co.	696	24,377
Saudi Basic Industries Corp.	12,715	249,108
Saudi Industrial Investment Group	6,465	36,292
Saudi Kayan Petrochemical Co. (a)	11,878	25,677
Sinoma Science & Technology Co. Ltd., Class A	2,800	4,947
SKC Co. Ltd. (a)	278	34,051
Solar Industries India Ltd. (a)	367	44,103
Supreme Industries Ltd.	797	56,925
Tongkun Group Co. Ltd., Class A (a)	3,400	7,433
Toray Industries, Inc.	14,600	69,115
Yanbu National Petrochemical Co.	3,867	37,777
Yunnan Energy New Material Co. Ltd., Class A	500	2,168
Zhejiang Juhua Co. Ltd., Class A	500	1,653
		1,774,191
Communications Equipment - 0.1%
Accton Technology Corp.	7,000	119,754
BYD Electronic International Co. Ltd.	10,020	50,053
Guangzhou Haige Communications Group, Inc. Co., Class A	12,900	18,305
Nokia OYJ	57,444	219,081
Telefonaktiebolaget LM Ericsson, Class B	28,818	179,055
Yealink Network Technology Corp. Ltd., Class A	1,540	7,756
Zhongji Innolight Co. Ltd., Class A	700	13,220
ZTE Corp., Class A (a)	6,900	26,434
ZTE Corp., Class H (a)	10,000	22,133
		655,791
	Number of Shares	Fair Value
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	2,137	$92,255
Bouygues SA	2,027	65,108
Budimex SA	173	29,995
China Communications Services Corp. Ltd., Class H	45,733	24,661
China Energy Engineering Corp. Ltd., Class A (a)	34,900	10,134
China National Chemical Engineering Co. Ltd., Class A (a)	10,700	12,076
China Railway Group Ltd., Class A	24,800	22,148
China Railway Group Ltd., Class H	43,000	23,738
China State Construction Engineering Corp. Ltd., Class A	41,900	30,474
China State Construction International Holdings Ltd.	32,000	43,692
Eiffage SA	773	71,049
Gamuda Bhd.	35,803	49,938
Hyundai Engineering & Construction Co. Ltd.	1,136	26,450
Kajima Corp.	4,500	77,811
Larsen & Toubro Ltd.	9,445	401,920
Metallurgical Corp. of China Ltd., Class A	24,100	10,233
Obayashi Corp.	6,900	82,014
Power Construction Corp. of China Ltd., Class A	21,000	16,079
Samsung E&A Co. Ltd. (a)	2,064	36,212
Sichuan Road & Bridge Group Co. Ltd., Class A (a)	9,800	10,591
Skanska AB, Class B	3,608	65,004
Stantec, Inc.	1,200	100,439
Taisei Corp.	1,800	66,591
Vinci SA	5,366	565,785
WSP Global, Inc.	1,343	209,083
		2,143,480
Construction Machinery & Heavy Transportation Equipment - 0.2%
Alstom SA	3,655	61,501
Ashok Leyland Ltd.	21,250	61,642
China CSSC Holdings Ltd., Class A	4,000	22,304
CRRC Corp. Ltd., Class A	30,500	31,374
CRRC Corp. Ltd., Class H	50,000	32,277
Cummins India Ltd.	2,012	95,713

See Notes to Schedule of Investments and Notes to Financial Statements.
46	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Daimler Truck Holding AG	5,759	$229,421
Doosan Bobcat, Inc.	610	22,734
Epiroc AB, Class A	6,866	137,123
Epiroc AB, Class B	4,163	76,183
Hanwha Ocean Co. Ltd. (a)	1,048	23,259
HD Hyundai Heavy Industries Co. Ltd. (a)	246	27,826
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	620	71,526
Hitachi Construction Machinery Co. Ltd.	1,000	26,781
Knorr-Bremse AG	771	58,916
Komatsu Ltd.	9,914	287,879
Metso OYJ	6,554	69,428
Samsung Heavy Industries Co. Ltd. (a)	9,725	66,058
Sany Heavy Industry Co. Ltd., Class A	5,300	11,978
Sinotruk Hong Kong Ltd.	8,000	20,801
Toyota Industries Corp.	1,600	134,925
Volvo AB, Class A	2,157	56,297
Volvo AB, Class B	17,028	435,902
Weichai Power Co. Ltd., Class A	7,800	17,350
Weichai Power Co. Ltd., Class H	31,401	60,088
XCMG Construction Machinery Co. Ltd., Class A (a)	9,300	9,108
Zhuzhou CRRC Times Electric Co. Ltd. (a)	7,200	28,404
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class A	8,700	9,152
		2,185,950
Construction Materials - 0.1%
Ambuja Cements Ltd.	8,726	70,138
Anhui Conch Cement Co. Ltd., Class A	2,769	8,947
Anhui Conch Cement Co. Ltd., Class H	19,581	46,649
Asia Cement Corp.	35,000	47,308
Cemex SAB de CV	216,000	138,326
China Jushi Co. Ltd., Class A	4,114	6,227
China National Building Material Co. Ltd., Class H	59,243	21,247
Grasim Industries Ltd.	3,772	120,797
Heidelberg Materials AG	1,422	147,556
Shree Cement Ltd.	110	36,765
	Number of Shares	Fair Value
Siam Cement PCL NVDR	10,598	$64,978
TCC Group Holdings	95,595	100,777
UltraTech Cement Ltd.	1,652	231,154
		1,040,869
Consumer Electronics - 0.1%
LG Electronics, Inc.	1,500	120,850
Panasonic Holdings Corp.	25,100	205,500
Sony Group Corp.	13,349	1,131,918
		1,458,268
Consumer Finance - 0.1%
Bajaj Finance Ltd.	3,929	335,266
Cholamandalam Investment & Finance Co. Ltd.	6,102	104,167
Krungthai Card PCL NVDR	24,365	27,055
Muthoot Finance Ltd.	1,581	34,049
Qifu Technology, Inc. ADR (b)	1,300	25,649
SBI Cards & Payment Services Ltd.	3,309	28,754
Shriram Finance Ltd.	4,071	142,140
Sundaram Finance Ltd.	665	37,417
		734,497
Consumer Staples Merchandise Retail - 0.1%
Aeon Co. Ltd.	6,775	144,842
Atacadao SA (a)	5,500	8,931
Carrefour SA	5,948	84,147
Cencosud SA	15,092	28,380
Sendas Distribuidora SA (a)	18,600	34,625
Wal-Mart de Mexico SAB de CV	72,586	247,147
		548,072
Copper - 0.1%
Amman Mineral Internasional PT (a)	93,100	62,541
Antofagasta PLC	4,124	109,997
First Quantum Minerals Ltd.	7,439	97,693
Jiangxi Copper Co. Ltd., Class A	300	973
Jiangxi Copper Co. Ltd., Class H	16,782	33,489
KGHM Polska Miedz SA	1,925	71,995
Lundin Mining Corp.	6,940	77,244
Metals Acquisition Ltd., Class A (a)	1,843	25,231
Southern Copper Corp.	1,808	194,794

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	47

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Tongling Nonferrous Metals Group Co. Ltd., Class A	7,200	$3,560
		677,517
Data Processing & Outsourced Services - 0.0%*
Computershare Ltd.	5,609	98,669
Teleperformance SE	571	60,181
WNS Holdings Ltd. (a)	1,546	81,165
		240,015
Distillers & Vintners - 0.2%
Anhui Gujing Distillery Co. Ltd., Class A	400	11,564
Anhui Gujing Distillery Co. Ltd., Class B	1,900	28,273
Davide Campari-Milano NV	6,593	62,351
Diageo PLC	23,804	749,106
Jiangsu King's Luck Brewery JSC Ltd., Class A	1,400	8,859
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,700	18,800
Kweichow Moutai Co. Ltd., Class A	1,100	221,088
Luzhou Laojiao Co. Ltd., Class A	1,500	29,481
Pernod Ricard SA	2,196	298,197
Remy Cointreau SA	270	22,542
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (a)	1,040	30,040
Sichuan Swellfun Co. Ltd., Class A	600	3,093
Treasury Wine Estates Ltd.	8,583	71,308
United Spirits Ltd.	4,104	62,824
Wuliangye Yibin Co. Ltd., Class A (a)	3,300	57,874
		1,675,400
Distributors - 0.0%*
D'ieteren Group	233	49,469
GigaCloud Technology, Inc., Class A (a)	802	24,397
		73,866
Diversified Banks - 3.7%
ABN AMRO Bank NV (f)	4,560	75,018
Absa Group Ltd.	11,873	103,027
Abu Dhabi Commercial Bank PJSC	40,850	89,196
Abu Dhabi Islamic Bank PJSC	21,200	66,838
	Number of Shares	Fair Value
Agricultural Bank of China Ltd., Class A	91,347	$54,552
Agricultural Bank of China Ltd., Class H	368,717	157,737
AIB Group PLC	17,843	94,392
Akbank TAS	45,252	88,410
Al Rajhi Bank	27,746	602,756
Alinma Bank	17,726	146,945
Alpha Services & Holdings SA (a)	31,696	51,754
AMMB Holdings Bhd.	37,400	34,011
ANZ Group Holdings Ltd.	32,197	607,238
Arab National Bank	11,812	63,789
Axis Bank Ltd.	32,374	491,215
Banco Bilbao Vizcaya Argentaria SA	62,499	626,428
Banco BPM SpA	13,511	87,085
Banco Bradesco SA	18,367	37,002
Banco de Chile	661,610	73,603
Banco de Credito e Inversiones SA	737	20,675
Banco de Sabadell SA	56,841	109,685
Banco del Bajio SA (f)	11,000	33,393
Banco do Brasil SA	23,500	113,006
Banco Santander Chile	908,860	42,558
Banco Santander SA	169,305	785,781
Bancolombia SA	3,113	26,517
Bank AlBilad	9,206	79,997
Bank Al-Jazira (a)	8,423	37,045
Bank Central Asia Tbk. PT	790,500	479,127
Bank Hapoalim BM	13,276	117,388
Bank Leumi Le-Israel BM	15,888	129,476
Bank Mandiri Persero Tbk. PT	535,900	201,269
Bank Negara Indonesia Persero Tbk. PT	227,100	64,628
Bank of Baroda	14,528	47,981
Bank of Beijing Co. Ltd., Class A	31,600	25,277
Bank of China Ltd., Class A	42,794	27,080
Bank of China Ltd., Class H	1,099,868	542,369
Bank of Communications Co. Ltd., Class A	44,600	45,633
Bank of Communications Co. Ltd., Class H	109,127	85,681
Bank of Ireland Group PLC	10,870	113,797
Bank of Montreal	7,806	655,069
Bank of Nova Scotia	13,085	598,428
Bank of NT Butterfield & Son Ltd.	1,512	53,101

See Notes to Schedule of Investments and Notes to Financial Statements.
48	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Bank of Shanghai Co. Ltd., Class A	9,900	$9,845
Bank of the Philippine Islands	26,292	53,428
Bank Polska Kasa Opieki SA	2,492	104,142
Bank Rakyat Indonesia Persero Tbk. PT	975,709	274,092
Banque Saudi Fransi	8,277	78,322
Barclays PLC	161,131	425,499
BDO Unibank, Inc.	33,772	73,872
BNP Paribas SA	11,052	705,132
BOC Hong Kong Holdings Ltd.	38,500	118,596
Boubyan Bank KSCP	22,623	41,743
CaixaBank SA	40,401	214,031
Canadian Imperial Bank of Commerce	10,046	477,577
Canara Bank	19,281	27,624
Capitec Bank Holdings Ltd.	1,242	178,818
Chang Hwa Commercial Bank Ltd.	69,324	39,426
China CITIC Bank Corp. Ltd., Class H (a)	116,881	75,002
China Common Rich Renewable Energy Investments Ltd. (a)(d)**	64,000	—
China Construction Bank Corp., Class A	7,400	7,501
China Construction Bank Corp., Class H	1,343,000	992,534
China Everbright Bank Co. Ltd., Class A	34,220	14,858
China Everbright Bank Co. Ltd., Class H (a)	46,883	14,592
China Merchants Bank Co. Ltd., Class A	17,100	80,080
China Merchants Bank Co. Ltd., Class H	55,500	252,001
China Minsheng Banking Corp. Ltd., Class A (a)	46,100	23,931
China Minsheng Banking Corp. Ltd., Class H	65,700	22,721
China Zheshang Bank Co. Ltd., Class A	23,140	8,748
CIMB Group Holdings Bhd.	92,994	134,045
Commercial Bank PSQC	43,434	51,164
Commercial International Bank - Egypt (CIB)	24,801	39,967
Commerzbank AG	10,949	166,455
Commonwealth Bank of Australia	17,886	1,521,575
Credicorp Ltd.	1,000	161,330
Credit Agricole SA	11,006	150,277
	Number of Shares	Fair Value
CTBC Financial Holding Co. Ltd.	250,000	$291,679
Danske Bank AS	7,427	221,480
DBS Group Holdings Ltd.	21,341	563,582
DNB Bank ASA	8,821	173,728
Dubai Islamic Bank PJSC	40,434	63,188
E.Sun Financial Holding Co. Ltd.	198,647	174,818
Emirates NBD Bank PJSC	26,659	119,759
Erste Group Bank AG	3,500	165,950
Eurobank Ergasias Services & Holdings SA, Class A (a)	36,727	79,551
FinecoBank Banca Fineco SpA	6,400	95,480
First Abu Dhabi Bank PJSC	62,422	211,756
First Financial Holding Co. Ltd.	150,121	130,031
Grupo Financiero Banorte SAB de CV, Class O	36,600	285,346
Grupo Financiero Inbursa SAB de CV, Class O (a)	26,000	61,810
Gulf Bank KSCP	29,631	27,530
Haci Omer Sabanci Holding AS	11,700	34,440
Hana Financial Group, Inc.	4,131	182,166
Hang Seng Bank Ltd.	8,000	102,877
HDFC Bank Ltd.	39,607	799,763
Hong Leong Bank Bhd.	9,800	39,886
HSBC Holdings PLC	201,716	1,743,870
Hua Nan Financial Holdings Co. Ltd.	122,089	99,353
Huaxia Bank Co. Ltd., Class A	22,200	19,461
ICICI Bank Ltd.	73,229	1,053,461
IDFC First Bank Ltd. (a)	53,047	52,266
IndusInd Bank Ltd.	4,200	73,763
Industrial & Commercial Bank of China Ltd., Class A	67,200	52,465
Industrial & Commercial Bank of China Ltd., Class H	900,505	535,177
Industrial Bank Co. Ltd., Class A (a)	21,300	51,406
Industrial Bank of Korea	3,268	33,285
ING Groep NV	35,370	605,085
Intesa Sanpaolo SpA	156,615	582,615
Israel Discount Bank Ltd., Class A	13,104	65,360
Japan Post Bank Co. Ltd.	15,100	142,636
KakaoBank Corp.	2,013	29,687
Kasikornbank PCL	9,700	33,173
KB Financial Group, Inc.	5,417	308,924
KBC Group NV	2,700	190,697
Komercni Banka AS	1,151	38,541

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	49

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Kotak Mahindra Bank Ltd.	15,443	$333,815
Krung Thai Bank PCL NVDR	63,077	29,392
Kuwait Finance House KSCP	132,741	307,241
Lloyds Banking Group PLC	678,644	469,600
Malayan Banking Bhd.	74,589	157,479
Masraf Al Rayan QSC	85,716	54,923
mBank SA (a)	258	40,882
Mediobanca Banca di Credito Finanziario SpA	5,366	78,731
Mega Financial Holding Co. Ltd.	161,326	200,902
Metropolitan Bank & Trust Co.	25,640	29,551
Mitsubishi UFJ Financial Group, Inc.	118,682	1,275,651
Mizrahi Tefahot Bank Ltd.	1,667	56,463
Mizuho Financial Group, Inc.	25,800	538,583
Moneta Money Bank AS (f)	6,354	27,788
National Australia Bank Ltd.	33,193	803,145
National Bank of Canada	3,645	289,048
National Bank of Greece SA (a)	11,109	92,677
National Bank of Kuwait SAKP	110,851	311,503
NatWest Group PLC	70,320	277,164
Nedbank Group Ltd.	6,277	88,143
Nordea Bank Abp	33,831	402,900
NU Holdings Ltd., Class A (a)	22,060	284,353
OTP Bank Nyrt	3,184	158,342
Oversea-Chinese Banking Corp. Ltd.	36,330	386,823
Ping An Bank Co. Ltd., Class A	20,300	28,222
Piraeus Financial Holdings SA (a)	15,242	55,639
Postal Savings Bank of China Co. Ltd., Class A	34,100	23,680
Postal Savings Bank of China Co. Ltd., Class H (f)	97,675	57,298
Powszechna Kasa Oszczednosci Bank Polski SA	12,163	190,370
Public Bank Bhd.	209,200	178,269
Punjab National Bank	29,593	43,743
Qatar International Islamic Bank QSC	14,405	39,563
Qatar Islamic Bank QPSC	25,837	131,988
Qatar National Bank QPSC	65,784	263,967
RHB Bank Bhd.	27,771	32,436
Riyad Bank	20,845	144,742
Royal Bank of Canada	15,055	1,602,485
Santander Bank Polska SA	547	73,640
Saudi Awwal Bank	14,327	147,601
	Number of Shares	Fair Value
Saudi Investment Bank	9,608	$32,884
Saudi National Bank	41,460	405,582
Sberbank of Russia PJSC (a)(d)**	192,160	—
SCB X PCL NVDR	13,396	37,599
Shanghai Commercial & Savings Bank Ltd.	54,565	77,454
Shanghai Pudong Development Bank Co. Ltd., Class A	33,600	37,876
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,800	17,304
Shinhan Financial Group Co. Ltd.	6,149	215,092
SinoPac Financial Holdings Co. Ltd.	149,921	117,380
Skandinaviska Enskilda Banken AB, Class A	17,069	252,243
Societe Generale SA	7,795	183,126
Standard Bank Group Ltd.	18,776	216,767
Standard Chartered PLC	23,772	215,159
State Bank of India	25,129	255,833
Sumitomo Mitsui Financial Group, Inc.	13,433	895,617
Sumitomo Mitsui Trust Holdings, Inc.	6,800	155,141
Svenska Handelsbanken AB, Class A	15,193	144,826
Swedbank AB, Class A	9,157	188,584
Taishin Financial Holding Co. Ltd.	153,512	89,198
Taiwan Business Bank	92,136	51,689
Taiwan Cooperative Financial Holding Co. Ltd.	140,067	112,256
TCS Group Holding PLC GDR (a)(d)**	500	—
TMBThanachart Bank PCL	400,000	18,639
Toronto-Dominion Bank	18,906	1,039,011
Turkiye Is Bankasi AS, Class C	109,873	53,121
UniCredit SpA	16,207	601,084
Union Bank of India Ltd.	17,524	28,726
United Overseas Bank Ltd.	13,600	314,398
VTB Bank PJSC (a)(d)**	70,264,000	—
Westpac Banking Corp.	37,173	676,012
Woori Financial Group, Inc.	8,092	86,358
Yapi ve Kredi Bankasi AS	44,636	46,020
Yes Bank Ltd. (a)	190,554	54,136
		40,388,787

See Notes to Schedule of Investments and Notes to Financial Statements.
50	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Diversified Capital Markets - 0.2%
Banco BTG Pactual SA	16,608	$92,422
Deutsche Bank AG	20,349	325,129
Macquarie Group Ltd.	3,897	532,729
Mirae Asset Securities Co. Ltd.	2,723	14,480
UBS Group AG	35,163	1,035,012
		1,999,772
Diversified Chemicals - 0.1%
BASF SE	9,565	463,205
Mitsubishi Chemical Group Corp.	14,300	79,394
Ningxia Baofeng Energy Group Co. Ltd., Class A (a)	11,000	26,111
Nissan Chemical Corp.	1,400	44,360
Pidilite Industries Ltd.	2,242	84,933
Sasol Ltd.	7,113	53,796
SRF Ltd.	2,234	65,263
		817,062
Diversified Financial Services - 0.1%
Bajaj Finserv Ltd.	5,397	102,788
FirstRand Ltd.	71,476	301,013
Jio Financial Services Ltd. (a)	40,838	175,400
M&G PLC	24,002	61,896
Meritz Financial Group, Inc.	1,456	83,668
ORIX Corp.	12,400	273,808
Yuanta Financial Holding Co. Ltd.	145,373	143,619
		1,142,192
Diversified Metals & Mining - 0.5%
Anglo American PLC	13,623	430,865
BHP Group Ltd.	54,190	1,544,623
Boliden AB	2,869	91,866
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	2,000	4,712
China Rare Earth Resources & Technology Co. Ltd., Class A	500	1,736
CMOC Group Ltd., Class A	14,500	16,882
CMOC Group Ltd., Class H	57,000	52,127
Critical Metals Corp. (a)	242	2,727
GEM Co. Ltd., Class A	7,800	6,805
Glencore PLC	111,011	633,024
GMK Norilskiy Nickel PAO (d)**	30,500	—
Grupo Mexico SAB de CV	43,942	236,490
	Number of Shares	Fair Value
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	4,000	$11,084
Ivanhoe Mines Ltd., Class A (a)	6,672	86,060
Korea Zinc Co. Ltd.	121	45,271
Lifezone Holdings Ltd. (a)	1,307	10,038
Merdeka Copper Gold Tbk. PT (a)	198,993	28,922
Mineral Resources Ltd.	1,848	66,547
MMC Norilsk Nickel PJSC ADR (a)(d)**	8,131	—
Pilbara Minerals Ltd.	30,189	61,896
Rio Tinto Ltd.	3,986	316,784
Rio Tinto PLC	12,059	792,829
Saudi Arabian Mining Co. (a)	18,387	210,993
Sinomine Resource Group Co. Ltd., Class A	1,120	4,111
South32 Ltd.	47,306	115,631
Sumitomo Metal Mining Co. Ltd.	2,600	78,844
Teck Resources Ltd., Class B	4,941	236,732
Vedanta Ltd.	13,092	71,279
Western Mining Co. Ltd., Class A	1,400	3,442
Yunnan Tin Co. Ltd., Class A	1,000	2,122
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,530	4,638
		5,169,080
Diversified Real Estate Activities - 0.1%
Aldar Properties PJSC	54,631	93,109
Ayala Land, Inc.	94,900	46,147
Barwa Real Estate Co.	31,838	24,003
Daito Trust Construction Co. Ltd.	600	61,861
Daiwa House Industry Co. Ltd.	5,800	147,001
DLF Ltd.	10,611	104,949
Hainan Airport Infrastructure Co. Ltd., Class A (a)	9,000	3,871
Mitsubishi Estate Co. Ltd.	11,700	183,290
Mitsui Fudosan Co. Ltd.	28,700	262,004
Nomura Real Estate Holdings, Inc.	996	24,959
Phoenix Mills Ltd.	1,132	48,712
Sumitomo Realty & Development Co. Ltd.	3,000	88,045
Sun Hung Kai Properties Ltd.	15,000	129,781
Swire Pacific Ltd., Class A	4,500	39,770

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	51

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Wharf Holdings Ltd.	12,000	$33,737
		1,291,239
Diversified REITs - 0.0%*
Covivio SA	487	23,164
Fibra Uno Administracion SA de CV	40,600	49,913
GPT Group	20,372	54,422
Land Securities Group PLC	7,508	58,796
Mirvac Group	42,025	52,484
Nomura Real Estate Master Fund, Inc.	44	39,033
Stockland	25,496	71,004
		348,816
Diversified Support Services - 0.0%*
Brambles Ltd.	14,512	140,823
Element Fleet Management Corp.	4,157	75,615
Indian Railway Catering & Tourism Corp. Ltd.	3,671	43,550
RB Global, Inc.	3,242	247,354
		507,342
Drug Retail - 0.0%*
Alibaba Health Information Technology Ltd. (a)	104,000	41,694
Clicks Group Ltd.	3,394	64,006
JD Health International, Inc. (a)(f)	14,100	38,377
MatsukiyoCocokara & Co.	3,700	53,133
Nahdi Medical Co.	553	19,428
Raia Drogasil SA	18,324	84,718
		301,356
Education Services - 0.0%*
New Oriental Education & Technology Group, Inc. (a)	21,100	161,343
Pearson PLC	6,516	81,611
TAL Education Group ADR (a)(b)	6,400	68,288
		311,242
Electric Utilities - 0.4%
Acciona SA	224	26,480
BKW AG	237	37,794
Centrais Eletricas Brasileiras SA	17,727	114,415
CEZ AS	2,290	86,235
Chubu Electric Power Co., Inc.	6,800	80,361
	Number of Shares	Fair Value
CK Infrastructure Holdings Ltd.	7,000	$39,539
CLP Holdings Ltd.	17,000	137,395
CPFL Energia SA	2,500	14,731
EDP - Energias de Portugal SA	32,732	122,747
Elia Group SA	334	31,304
Emera, Inc.	2,999	100,051
Endesa SA	3,361	63,164
Enel Americas SA	412,573	38,288
Enel Chile SA	508,946	28,631
Enel SpA	87,078	606,058
Energisa SA	4,267	35,046
Equatorial Energia SA	14,992	82,835
Equatorial Energia SA (a)	228	1,276
Fortis, Inc.	5,312	206,409
Fortum OYJ	4,740	69,343
Hydro One Ltd. (f)	3,451	100,502
Iberdrola SA	61,841	802,959
Inter RAO UES PJSC (d)**	467,243	—
Interconexion Electrica SA ESP	8,314	36,513
Kansai Electric Power Co., Inc.	7,300	122,620
Korea Electric Power Corp.	3,729	53,016
Manila Electric Co.	4,030	25,166
Mercury NZ Ltd.	6,454	25,819
Origin Energy Ltd.	17,988	130,464
Orsted AS (a)(f)	1,978	105,350
PGE Polska Grupa Energetyczna SA (a)	10,086	18,009
Power Assets Holdings Ltd.	14,500	78,467
Power Grid Corp. of India Ltd.	65,719	260,827
Public Power Corp. SA (a)	3,076	37,055
Redeia Corp. SA	4,330	75,736
Saudi Electricity Co.	10,865	47,670
SSE PLC	11,754	265,888
Tata Power Co. Ltd. (a)	20,998	110,949
Tenaga Nasional Bhd.	37,200	108,663
Terna - Rete Elettrica Nazionale	14,691	113,648
Tokyo Electric Power Co. Holdings, Inc. (a)	16,000	86,157
Torrent Power Ltd.	2,511	45,120
Verbund AG	723	57,070
		4,629,770
Electrical Components & Equipment - 0.3%
ABB Ltd.	17,106	950,291

See Notes to Schedule of Investments and Notes to Financial Statements.
52	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
CG Power & Industrial Solutions Ltd.	8,878	$75,027
Contemporary Amperex Technology Co. Ltd., Class A	3,800	93,703
Ecopro BM Co. Ltd. (a)	697	92,663
Ecopro Co. Ltd. (a)	1,423	93,144
Ecopro Materials Co. Ltd. (a)	208	13,736
Eve Energy Co. Ltd., Class A	2,500	13,670
Fortune Electric Co. Ltd.	2,000	58,259
Freyr Battery, Inc. (a)	4,169	7,087
Fuji Electric Co. Ltd.	1,300	73,962
Ginlong Technologies Co. Ltd., Class A	300	1,711
Goneo Group Co. Ltd., Class A	580	6,127
Gotion High-tech Co. Ltd., Class A	1,800	4,721
Havells India Ltd.	3,576	78,152
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,400	9,552
L&F Co. Ltd. (a)	299	29,390
Legrand SA	2,837	281,677
LG Energy Solution Ltd. (a)	664	157,498
NIDEC Corp.	4,500	200,998
Polycab India Ltd. (a)	592	47,846
POSCO Future M Co. Ltd.	444	83,381
Prysmian SpA	2,730	169,174
SK IE Technology Co. Ltd. (a)(f)	583	18,678
Sungrow Power Supply Co. Ltd., Class A	2,660	22,600
Sunwoda Electronic Co. Ltd., Class A	800	1,662
TBEA Co. Ltd., Class A	5,460	10,373
Voltronic Power Technology Corp.	1,000	59,338
Walsin Lihwa Corp.	39,000	42,677
WEG SA	23,546	178,849
Zhejiang Chint Electrics Co. Ltd., Class A	1,800	4,699
		2,880,645
Electronic Components - 0.2%
AUO Corp.	97,200	53,332
Avary Holding Shenzhen Co. Ltd., Class A	2,900	15,793
BOE Technology Group Co. Ltd., Class A	28,600	16,022
Chaozhou Three-Circle Group Co. Ltd., Class A	2,200	8,796
	Number of Shares	Fair Value
China Zhenhua Group Science & Technology Co. Ltd., Class A	200	$1,138
Delta Electronics Thailand PCL NVDR	44,745	101,506
Delta Electronics, Inc.	28,000	334,448
E Ink Holdings, Inc.	12,000	93,214
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	800	3,236
Hamamatsu Photonics KK	1,500	40,172
Ibiden Co. Ltd.	1,200	48,847
Innolux Corp.	125,333	55,439
Kyocera Corp.	13,400	154,234
Largan Precision Co. Ltd.	1,000	84,614
Lens Technology Co. Ltd., Class A	4,960	12,398
LG Display Co. Ltd. (a)	4,924	41,030
LG Innotek Co. Ltd.	236	46,634
Lingyi iTech Guangdong Co., Class A	8,000	7,802
Luxshare Precision Industry Co. Ltd., Class A (a)	5,600	30,152
Maxscend Microelectronics Co. Ltd., Class A	128	1,363
Murata Manufacturing Co. Ltd.	18,500	382,053
Omron Corp.	1,897	65,203
Samsung Electro-Mechanics Co. Ltd.	814	93,434
Samsung SDI Co. Ltd.	784	201,624
Shengyi Technology Co. Ltd., Class A	1,400	4,038
Shennan Circuits Co. Ltd., Class A	800	11,590
Sunny Optical Technology Group Co. Ltd.	9,200	56,856
TDK Corp.	4,200	257,572
Unimicron Technology Corp.	20,000	110,969
Yageo Corp.	4,979	112,038
Zhen Ding Technology Holding Ltd.	9,665	38,581
		2,484,128
Electronic Equipment & Instruments - 0.1%
Halma PLC	3,968	135,732
Hexagon AB, Class B	22,330	252,288
Keyence Corp.	2,082	913,124
Shimadzu Corp.	2,500	62,554
SUPCON Technology Co. Ltd., Class A	1,570	8,107

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	53

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
TCL Technology Group Corp., Class A	14,329	$8,479
Wuhan Guide Infrared Co. Ltd., Class A	4,550	3,671
Yokogawa Electric Corp.	2,500	60,456
Zhejiang Dahua Technology Co. Ltd., Class A	2,800	5,929
		1,450,340
Electronic Manufacturing Services - 0.1%
AAC Technologies Holdings, Inc.	9,000	35,389
Fabrinet (a)	1,207	295,462
Foxconn Industrial Internet Co. Ltd., Class A	10,800	40,532
GoerTek, Inc., Class A	2,448	6,542
Hon Hai Precision Industry Co. Ltd.	176,000	1,160,982
Wingtech Technology Co. Ltd., Class A (a)	1,200	4,643
		1,543,550
Environmental & Facilities Services - 0.0%*
Rentokil Initial PLC	26,306	153,365
Zhejiang Weiming Environment Protection Co. Ltd., Class A	2,300	6,483
		159,848
Fertilizers & Agricultural Chemicals - 0.1%
ICL Group Ltd.	8,471	36,675
Nutrien Ltd.	5,316	270,588
OCI NV	950	23,204
PhosAgro PJSC (a)(d)**	13	—
PhosAgro PJSC GDR (a)(d)**	1,956	—
PI Industries Ltd.	1,191	54,257
Qinghai Salt Lake Industry Co. Ltd., Class A (a)	3,300	7,887
SABIC Agri-Nutrients Co.	3,397	102,138
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,470	9,013
UPL Ltd.	7,182	49,166
Yara International ASA	1,767	51,048
Zangge Mining Co. Ltd., Class A	900	2,967
		606,943
Financial Exchanges & Data - 0.2%
ASX Ltd.	2,038	81,665
B3 SA - Brasil Bolsa Balcao	80,800	148,960
	Number of Shares	Fair Value
Deutsche Boerse AG	2,037	$417,201
East Money Information Co. Ltd., Class A	16,188	23,414
Euronext NV (f)	845	78,337
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	7,102
Hong Kong Exchanges & Clearing Ltd.	12,883	412,855
Japan Exchange Group, Inc.	5,200	121,288
London Stock Exchange Group PLC	4,874	579,155
Moscow Exchange MICEX-Rates PJSC (d)**	17,461	—
Saudi Tadawul Group Holding Co.	719	47,760
Singapore Exchange Ltd.	9,036	63,207
TMX Group Ltd.	2,955	82,235
		2,063,179
Food Distributors - 0.0%*
Bid Corp. Ltd.	4,755	110,638
CP Axtra PCL	38,700	28,737
		139,375
Food Retail - 0.3%
Alimentation Couche-Tard, Inc.	8,245	462,578
Avenue Supermarts Ltd. (a)(f)	2,274	128,627
BIM Birlesik Magazalar AS	6,661	110,734
Coles Group Ltd.	13,938	158,524
CP ALL PCL NVDR	82,277	123,312
Dino Polska SA (a)(f)	680	68,710
Empire Co. Ltd., Class A	1,549	39,587
Endeavour Group Ltd.	16,219	54,701
George Weston Ltd.	632	90,891
J Sainsbury PLC	17,674	56,971
Jeronimo Martins SGPS SA	3,000	58,678
Kesko OYJ, Class B	2,917	51,240
Kobe Bussan Co. Ltd.	1,700	37,876
Koninklijke Ahold Delhaize NV	10,140	299,836
Loblaw Cos. Ltd.	1,672	193,917
Metro, Inc.	2,369	131,214
President Chain Store Corp.	7,000	59,014
Seven & i Holdings Co. Ltd.	24,051	293,050
Shoprite Holdings Ltd.	7,041	109,521
Sumber Alfaria Trijaya Tbk. PT	242,800	40,775
Tesco PLC	75,619	292,505
Woolworths Group Ltd.	13,124	296,165
		3,158,426

See Notes to Schedule of Investments and Notes to Financial Statements.
54	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Footwear - 0.0%*
Asics Corp.	6,800	$104,034
Feng TAY Enterprise Co. Ltd.	9,600	45,867
Pou Chen Corp.	32,000	34,524
Puma SE	1,123	51,597
		236,022
Forest Products - 0.0%*
Svenska Cellulosa AB SCA, Class B	6,358	93,987
West Fraser Timber Co. Ltd.	603	46,302
		140,289
Gas Utilities - 0.1%
AltaGas Ltd.	3,155	71,269
APA Group	13,700	73,105
Beijing Enterprises Holdings Ltd.	6,500	21,813
Brookfield Infrastructure Corp., Class A	3,986	134,169
China Gas Holdings Ltd.	43,000	38,553
China Resources Gas Group Ltd.	13,600	47,642
ENN Energy Holdings Ltd.	11,400	93,961
ENN Natural Gas Co. Ltd., Class A	5,300	15,099
GAIL India Ltd.	32,533	85,656
Hong Kong & China Gas Co. Ltd.	117,650	89,510
Kunlun Energy Co. Ltd.	56,000	58,099
Osaka Gas Co. Ltd.	3,900	85,899
Petronas Gas Bhd.	10,349	39,092
Snam SpA	21,132	93,560
Tokyo Gas Co. Ltd.	3,800	81,617
		1,029,044
Gold - 0.2%
Agnico Eagle Mines Ltd.	5,355	350,178
Aneka Tambang Tbk. PT	103,400	7,893
Anglogold Ashanti PLC	5,971	150,344
Barrick Gold Corp.	18,853	314,412
Caledonia Mining Corp. PLC	688	6,687
Cia de Minas Buenaventura SAA ADR (b)	2,800	47,460
Endeavour Mining PLC	2,005	42,732
Franco-Nevada Corp.	2,068	245,134
Gold Fields Ltd.	12,683	189,912
Harmony Gold Mining Co. Ltd.	8,044	74,030
i-80 Gold Corp. (a)	8,132	8,783
Kinross Gold Corp.	12,892	107,312
	Number of Shares	Fair Value
Northern Star Resources Ltd.	12,015	$104,315
Novagold Resources, Inc. (a)	7,435	25,725
Polyus PJSC GDR (a)(d)**	977	—
Polyus PJSC (a)(d)**	122	—
Shandong Gold Mining Co. Ltd., Class A	3,000	11,251
Shandong Gold Mining Co. Ltd., Class H (f)	14,250	28,363
SSR Mining, Inc.	6,874	31,002
Wheaton Precious Metals Corp.	4,874	255,499
Zhaojin Mining Industry Co. Ltd., Class H	18,000	30,202
Zhongjin Gold Corp. Ltd., Class A	4,900	9,933
Zijin Mining Group Co. Ltd., Class A	22,900	55,110
Zijin Mining Group Co. Ltd., Class H	73,119	154,341
		2,250,618
Healthcare Distributors - 0.0%*
Amplifon SpA	1,349	48,058
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	900	3,616
Huadong Medicine Co. Ltd., Class A	1,700	6,476
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,700	4,450
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	9,000	13,533
Sinopharm Group Co. Ltd., Class H	18,400	48,902
		125,035
Healthcare Equipment - 0.2%
BioMerieux	451	42,898
Carl Zeiss Meditec AG	440	30,959
Cochlear Ltd.	682	151,286
Demant AS (a)	1,076	46,608
DiaSorin SpA	198	19,748
Fisher & Paykel Healthcare Corp. Ltd.	6,107	111,937
Getinge AB, Class B	2,492	42,368
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	600	3,090
Koninklijke Philips NV (a)	8,655	218,821
Lepu Medical Technology Beijing Co. Ltd., Class A	2,300	4,675

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	55

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Olympus Corp.	12,400	$199,922
Shanghai United Imaging Healthcare Co. Ltd., Class A	832	12,501
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	43,831
Siemens Healthineers AG (f)	2,931	169,002
Smith & Nephew PLC	9,132	113,198
Sonova Holding AG	527	162,803
Straumann Holding AG	1,162	143,924
Sysmex Corp.	5,300	85,368
Terumo Corp.	14,400	237,493
		1,840,432
Healthcare Facilities - 0.1%
Aier Eye Hospital Group Co. Ltd., Class A	10,282	14,534
Apollo Hospitals Enterprise Ltd.	1,408	104,446
Bangkok Dusit Medical Services PCL NVDR	154,083	112,316
Bumrungrad Hospital PCL NVDR	8,260	55,596
Dallah Healthcare Co.	522	22,123
Dr Sulaiman Al Habib Medical Services Group Co.	1,211	93,159
Hygeia Healthcare Holdings Co. Ltd. (a)(f)	7,000	25,239
IHH Healthcare Bhd.	25,100	33,520
Max Healthcare Institute Ltd.	11,058	124,739
Mouwasat Medical Services Co.	1,444	46,650
Ramsay Health Care Ltd.	1,949	61,776
Rede D'Or Sao Luiz SA (f)	8,200	40,155
		734,253
Healthcare Services - 0.0%*
Fresenius Medical Care AG	2,156	82,630
Fresenius SE & Co. KGaA (a)	4,400	131,474
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	1,862
Nano-X Imaging Ltd. (a)	1,464	10,746
Sonic Healthcare Ltd.	4,808	84,450
		311,162
Healthcare Supplies - 0.2%
Alcon, Inc.	5,355	478,053
Coloplast AS, Class B	1,312	157,745
EssilorLuxottica SA	3,157	680,763
	Number of Shares	Fair Value
HLB, Inc. (a)	1,676	$71,228
Hoya Corp.	3,800	441,869
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,400	17,343
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	800	7,390
		1,854,391
Healthcare Technology - 0.0%*
M3, Inc.	4,700	44,806
Pro Medicus Ltd.	621	59,415
		104,221
Heavy Electrical Equipment - 0.1%
ABB India Ltd.	766	77,998
Bharat Heavy Electricals Ltd.	15,462	55,785
Dongfang Electric Corp. Ltd., Class A	4,000	10,108
Doosan Enerbility Co. Ltd. (a)	6,533	95,397
Goldwind Science & Technology Co. Ltd., Class A	2,800	2,577
HD Hyundai Electric Co. Ltd.	265	59,680
Mitsubishi Electric Corp.	20,700	330,394
NARI Technology Co. Ltd., Class A	6,355	21,726
Shanghai Electric Group Co. Ltd., Class A (a)	15,400	7,805
Siemens Energy AG (a)	6,239	162,553
Suzlon Energy Ltd. (a)	127,251	80,665
Vestas Wind Systems AS (a)	10,854	251,532
		1,156,220
Highways & Railtracks - 0.0%*
Bangkok Expressway & Metro PCL NVDR	86,474	18,027
CCR SA	12,700	26,614
Getlink SE	3,260	53,981
Jiangsu Expressway Co. Ltd., Class H (a)	26,000	27,740
Promotora y Operadora de Infraestructura SAB de CV	3,155	29,204
Taiwan High Speed Rail Corp.	33,000	30,924
Transurban Group	33,234	275,222
Zhejiang Expressway Co. Ltd., Class H	22,080	14,904
		476,616

See Notes to Schedule of Investments and Notes to Financial Statements.
56	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Home Building - 0.0%*
Barratt Developments PLC	10,320	$61,601
Berkeley Group Holdings PLC	1,133	65,711
Persimmon PLC	3,391	57,954
Sekisui Chemical Co. Ltd.	4,100	56,736
Sekisui House Ltd.	6,258	138,613
Taylor Wimpey PLC	37,390	67,187
		447,802
Home Furnishing Retail - 0.0%*
Nitori Holdings Co. Ltd.	900	95,058
Home Furnishings - 0.0%*
Nien Made Enterprise Co. Ltd.	2,000	24,043
Oppein Home Group, Inc., Class A	500	3,668
		27,711
Home Improvement Retail - 0.0%*
Home Product Center PCL NVDR	95,609	24,099
Kingfisher PLC	19,824	62,348
MR DIY Group M Bhd. (f)	42,900	17,642
		104,089
Hotels, Resorts & Cruise Lines - 0.1%
Accor SA	2,039	83,697
Amadeus IT Group SA	4,836	322,071
Asset World Corp. PCL NVDR	49,666	4,710
Despegar.com Corp. (a)	2,094	27,704
H World Group Ltd. ADR (b)	3,000	99,960
Indian Hotels Co. Ltd.	12,318	92,332
InterContinental Hotels Group PLC	1,696	178,502
Minor International PCL NVDR	47,077	38,485
Shanghai Jinjiang International Hotels Co. Ltd., Class A (a)	900	2,833
Tongcheng Travel Holdings Ltd.	18,800	37,420
TravelSky Technology Ltd., Class H	6,000	7,039
Trip.com Group Ltd. (a)	7,800	374,245
Whitbread PLC	1,971	74,123
		1,343,121
Household Appliances - 0.0%*
Coway Co. Ltd.	967	45,101
Ecovacs Robotics Co. Ltd., Class A	400	2,585
	Number of Shares	Fair Value
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,100	$22,025
Haier Smart Home Co. Ltd., Class A	5,200	20,213
Haier Smart Home Co. Ltd., Class H	35,200	117,673
Midea Group Co. Ltd., Class A	3,100	27,387
SEB SA	276	28,279
		263,263
Household Products - 0.1%
Essity AB, Class B	6,334	162,324
Henkel AG & Co. KGaA	1,092	85,962
Kimberly-Clark de Mexico SAB de CV, Class A	24,500	42,407
Reckitt Benckiser Group PLC	7,575	410,025
Unicharm Corp.	4,200	134,909
Unilever Indonesia Tbk. PT	125,600	23,164
		858,791
Human Resource & Employment Services - 0.1%
Adecco Group AG	1,783	59,169
Randstad NV	1,153	52,308
Recruit Holdings Co. Ltd.	15,837	847,377
		958,854
Independent Power Producers & Energy Traders - 0.1%
ACWA Power Co.	1,991	187,976
Adani Power Ltd. (a)	10,377	89,425
CGN Power Co. Ltd., Class A	9,100	5,771
CGN Power Co. Ltd., Class H (f)	126,000	55,517
China National Nuclear Power Co. Ltd., Class A	16,500	24,092
China Power International Development Ltd.	66,000	34,237
China Resources Power Holdings Co. Ltd.	28,000	85,893
Eneva SA (a)	7,300	16,691
GD Power Development Co. Ltd., Class A	10,800	8,861
Global Power Synergy PCL NVDR	13,498	14,621
Gulf Energy Development PCL NVDR	37,215	41,071
Huadian Power International Corp. Ltd., Class A	16,100	15,304
Huaneng Power International, Inc., Class A (a)	7,700	10,146

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	57

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Huaneng Power International, Inc., Class H (a)	62,000	$45,979
JSW Energy Ltd.	5,376	47,353
NTPC Ltd.	61,184	277,607
RWE AG	6,802	232,917
SDIC Power Holdings Co. Ltd., Class A	5,600	13,991
Shenzhen Energy Group Co. Ltd., Class A	5,900	5,899
Zhejiang Zheneng Electric Power Co. Ltd., Class A (a)	11,500	11,199
		1,224,550
Industrial Conglomerates - 0.4%
Alfa SAB de CV, Class A	40,900	23,911
Astra International Tbk. PT	283,700	77,270
Ayala Corp.	3,680	36,543
Bidvest Group Ltd.	4,059	63,228
Brookfield Business Corp., Class A	808	16,499
China Baoan Group Co. Ltd., Class A	1,200	1,414
CITIC Ltd.	90,000	81,845
CK Hutchison Holdings Ltd.	28,000	134,129
DCC PLC	1,056	73,953
Far Eastern New Century Corp.	37,000	40,203
Fosun International Ltd.	31,000	16,677
Grupo Carso SAB de CV	7,060	48,556
GS Holdings Corp.	672	22,896
Hikari Tsushin, Inc.	200	37,256
Hitachi Ltd.	49,570	1,109,670
Industries Qatar QSC	20,836	73,249
Investment AB Latour, Class B	1,609	43,483
Jardine Matheson Holdings Ltd.	1,700	60,146
JG Summit Holdings, Inc.	46,990	20,886
Keppel Ltd.	15,600	74,475
KOC Holding AS	11,062	76,528
LG Corp.	1,326	77,643
Lifco AB, Class B	2,468	67,816
Metlen Energy & Metals SA	1,376	51,409
Multiply Group PJSC (a)	69,559	38,823
Samsung C&T Corp.	1,189	122,658
Siemens AG	8,121	1,512,004
Siemens Ltd.	1,195	110,411
Sime Darby Bhd.	56,158	31,189
SK Square Co. Ltd. (a)	1,412	102,579
SK, Inc.	522	60,031
SM Investments Corp.	3,230	45,770
	Number of Shares	Fair Value
Smiths Group PLC	3,700	$79,746
Turkiye Sise ve Cam Fabrikalari AS	13,770	21,085
		4,453,981
Industrial Gases - 0.1%
Air Liquide SA	6,171	1,066,669
Nippon Sanso Holdings Corp.	1,800	53,253
		1,119,922
Industrial Machinery & Supplies & Components - 0.4%
Airtac International Group	1,364	41,540
Alfa Laval AB	3,016	132,172
Atlas Copco AB, A Shares	28,768	541,122
Atlas Copco AB, B Shares	16,779	271,168
Daifuku Co. Ltd.	3,300	61,749
FANUC Corp.	10,200	279,571
GEA Group AG	1,641	68,415
Haitian International Holdings Ltd.	9,655	27,454
Hoshizaki Corp.	1,200	38,060
Indutrade AB	2,916	74,785
Jiangsu Hengli Hydraulic Co. Ltd., Class A	900	5,742
Kone OYJ, Class B	3,667	181,139
Luxfer Holdings PLC	778	9,017
Makita Corp.	2,400	65,229
Minebea Mitsumi, Inc.	3,900	79,886
Mitsubishi Heavy Industries Ltd.	34,370	368,143
Ningbo Deye Technology Co. Ltd., Class A	504	5,132
Rational AG	55	45,831
Sandvik AB	11,474	230,126
Schindler Holding AG	675	169,115
Shenzhen Inovance Technology Co. Ltd., Class A	1,750	12,297
SKF AB, Class B	3,638	73,102
SMC Corp.	640	303,728
Spirax Group PLC	774	82,969
Techtronic Industries Co. Ltd.	14,500	165,663
Thermax Ltd.	458	29,390
Trelleborg AB, B Shares	2,261	88,047
VAT Group AG (f)	281	159,294
Wartsila OYJ Abp	5,262	101,512
Yaskawa Electric Corp.	2,500	89,783
		3,801,181

See Notes to Schedule of Investments and Notes to Financial Statements.
58	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Industrial REITs - 0.1%
CapitaLand Ascendas REIT	39,900	$75,369
Goodman Group	18,323	425,236
Nippon Prologis REIT, Inc.	25	39,009
Prologis Property Mexico SA de CV	11,500	37,597
Segro PLC	13,233	150,249
Warehouses De Pauw CVA	1,873	50,787
		778,247
Insurance Brokers - 0.0%*
PB Fintech Ltd. (a)	3,832	64,209
Integrated Oil & Gas - 0.5%
Bharat Petroleum Corp. Ltd. (a)	11,137	40,595
Cenovus Energy, Inc.	15,018	295,125
China Petroleum & Chemical Corp., Class A	37,300	32,289
China Petroleum & Chemical Corp., Class H	334,000	216,466
Eni SpA	22,915	352,522
Equinor ASA	9,685	276,474
Galp Energia SGPS SA	4,870	102,927
Gazprom PJSC ADR (a)(d)**	77,360	—
Gazprom PJSC (a)(d)**	56,590	—
Guanghui Energy Co. Ltd., Class A	8,300	7,617
Hindustan Petroleum Corp. Ltd. (a)	3,780	15,056
Imperial Oil Ltd.	1,957	133,408
LUKOIL PJSC (d)**	7,480	—
MOL Hungarian Oil & Gas PLC	6,069	47,401
Novatek PJSC GDR (a)(d)**	1,641	—
Oil & Natural Gas Corp. Ltd.	44,901	147,646
OMV AG	1,576	68,678
PetroChina Co. Ltd., Class A	24,900	35,197
PetroChina Co. Ltd., Class H	290,000	293,440
Petroleo Brasileiro SA	52,200	379,486
PTT PCL NVDR	139,976	123,965
Repsol SA	13,117	207,147
Rosneft Oil Co. PJSC (d)**	20,586	—
Saudi Arabian Oil Co. (f)	55,428	409,254
Suncor Energy, Inc.	13,790	525,559
Surgutneftegas PJSC ADR (a)(d)**	9,978	—
Surgutneftegas PJSC (d)**	31,000	—
TotalEnergies SE	22,954	1,533,378
		5,243,630
	Number of Shares	Fair Value
Integrated Telecommunication Services - 0.4%
BCE, Inc.	659	$21,340
BT Group PLC	67,631	119,988
Cellnex Telecom SA (a)(f)	5,135	167,139
China Tower Corp. Ltd., Class H (f)	634,000	82,017
Chunghwa Telecom Co. Ltd. (a)	52,071	201,437
Deutsche Telekom AG	34,669	872,435
Elisa OYJ	1,522	69,881
Emirates Telecommunications Group Co. PJSC	49,233	215,805
Hellenic Telecommunications Organization SA	2,621	37,754
HKT Trust & HKT Ltd.	40,815	45,795
Indus Towers Ltd. (a)	11,974	53,891
Infrastrutture Wireless Italiane SpA (f)	3,684	38,496
Koninklijke KPN NV	41,077	157,607
KT Corp.	757	20,568
LG Uplus Corp.	2,052	14,639
Nippon Telegraph & Telephone Corp.	321,025	302,944
Ooredoo QPSC	12,728	35,657
Operadora De Sites Mexicanos SAB de CV	26,500	23,898
Orange SA	20,063	201,135
Quebecor, Inc., Class B	1,738	36,669
Saudi Telecom Co.	27,968	279,561
Singapore Telecommunications Ltd.	85,900	174,304
Spark New Zealand Ltd.	19,422	49,233
Swisscom AG	270	151,886
Tata Communications Ltd. (a)	1,426	31,713
Telecom Italia SpA (a)	90,498	21,678
Telefonica Brasil SA	5,487	44,789
Telefonica SA	49,542	210,263
Telekom Malaysia Bhd.	15,397	22,063
Telenor ASA	6,721	76,820
Telia Co. AB	24,995	67,100
Telkom Indonesia Persero Tbk. PT	702,300	134,241
Telstra Group Ltd.	42,386	102,473
TELUS Corp.	5,124	77,552
True Corp. PCL NVDR (a)	169,442	40,401
		4,203,172

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	59

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Interactive Home Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,000	$5,363
Bilibili, Inc., Class Z (a)	2,560	41,610
Capcom Co. Ltd.	3,700	69,763
CD Projekt SA	1,255	43,378
Kingsoft Corp. Ltd.	13,200	38,125
Konami Group Corp.	1,100	79,187
Krafton, Inc. (a)	417	85,278
NCSoft Corp.	236	30,844
NetEase, Inc.	27,370	522,692
Netmarble Corp. (a)(f)	252	9,831
Nexon Co. Ltd.	3,600	66,580
Nintendo Co. Ltd.	11,133	592,154
Sea Ltd. ADR (a)(b)	3,900	278,538
Zhejiang Century Huatong Group Co. Ltd., Class A (a)	8,600	4,040
		1,867,383
Interactive Media & Services - 0.6%
Auto Trader Group PLC (f)	9,447	95,679
Autohome, Inc. ADR (b)	1,200	32,940
Baidu, Inc., Class A (a)	32,000	349,412
CAR Group Ltd.	3,762	88,564
Grindr, Inc. (a)	878	10,747
Info Edge India Ltd.	1,031	83,900
Kakao Corp.	4,466	131,887
Kanzhun Ltd. ADR (b)	3,000	56,430
Kuaishou Technology (a)(f)	33,500	198,021
LY Corp.	28,296	68,409
NAVER Corp.	1,842	223,342
REA Group Ltd.	566	74,338
Scout24 SE (f)	796	60,742
SEEK Ltd.	3,835	54,707
Tencent Holdings Ltd.	93,475	4,458,602
VK IPJSC GDR (a)(d)**	1,600	—
Yandex NV, Class A (a)(d)**	5,084	—
		5,987,720
Internet Services & Infrastructure - 0.1%
Shopify, Inc., Class A (a)	12,920	853,654
Wix.com Ltd. (a)	555	88,284
		941,938
Investment Banking & Brokerage - 0.1%
China Galaxy Securities Co. Ltd., Class A	2,700	4,016
	Number of Shares	Fair Value
China Galaxy Securities Co. Ltd., Class H	58,500	$30,646
China International Capital Corp. Ltd., Class A	1,200	4,867
China International Capital Corp. Ltd., Class H (f)	25,200	28,049
China Merchants Securities Co. Ltd., Class A	10,800	20,577
CITIC Securities Co. Ltd., Class A	16,990	42,423
CITIC Securities Co. Ltd., Class H	17,425	25,666
CSC Financial Co. Ltd., Class A	4,000	10,541
Daiwa Securities Group, Inc.	13,900	106,026
Everbright Securities Co. Ltd., Class A	3,600	7,209
Founder Securities Co. Ltd., Class A	17,500	18,529
Futu Holdings Ltd. ADR (a)(b)	600	39,363
GF Securities Co. Ltd., Class A	3,200	5,334
GF Securities Co. Ltd., Class H	14,200	11,768
Guosen Securities Co. Ltd., Class A	6,800	8,094
Guotai Junan Securities Co. Ltd., Class A	4,100	7,609
Haitong Securities Co. Ltd., Class A	14,800	17,352
Haitong Securities Co. Ltd., Class H	51,200	23,805
Huatai Securities Co. Ltd., Class A	4,600	7,806
Huatai Securities Co. Ltd., Class H (f)	20,000	22,107
Industrial Securities Co. Ltd., Class A	7,500	5,198
Korea Investment Holdings Co. Ltd.	725	36,869
NH Investment & Securities Co. Ltd.	1,122	10,344
Nomura Holdings, Inc.	32,400	185,707
Orient Securities Co. Ltd., Class A	8,192	8,528
SBI Holdings, Inc.	2,900	73,320
SDIC Capital Co. Ltd., Class A (a)	14,100	10,912
Shenwan Hongyuan Group Co. Ltd., Class A	13,700	8,088
SooChow Securities Co. Ltd., Class A	2,100	1,697

See Notes to Schedule of Investments and Notes to Financial Statements.
60	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
XP, Inc., Class A	2,400	$42,216
Zheshang Securities Co. Ltd., Class A	5,400	7,929
Zhongtai Securities Co. Ltd., Class A	7,200	5,592
		838,187
IT Consulting & Other Services - 0.4%
Arabian Internet & Communications Services Co.	348	27,123
Bechtle AG	891	41,960
Capgemini SE	1,668	331,972
CGI, Inc. (a)	2,222	221,737
Elm Co.	350	79,971
Fujitsu Ltd.	18,900	295,731
HCL Technologies Ltd.	13,437	235,199
Infosys Ltd.	46,960	882,321
LTIMindtree Ltd. (f)	1,316	84,985
Mphasis Ltd.	885	26,072
NEC Corp.	2,640	217,374
Nomura Research Institute Ltd.	3,960	111,297
NTT Data Group Corp.	6,600	96,912
Obic Co. Ltd.	700	90,252
Otsuka Corp.	2,500	48,039
Persistent Systems Ltd.	1,508	76,703
Posco DX Co. Ltd.	441	12,286
Samsung SDS Co. Ltd.	570	61,493
SCSK Corp.	1,800	35,953
Tata Consultancy Services Ltd.	12,717	595,402
Tech Mahindra Ltd.	7,751	132,953
TIS, Inc.	2,300	44,582
Wipro Ltd.	19,070	117,742
		3,868,059
Leisure Facilities - 0.0%*
Oriental Land Co. Ltd.	11,700	325,994
Songcheng Performance Development Co. Ltd., Class A	2,387	2,625
		328,619
Leisure Products - 0.0%*
Bandai Namco Holdings, Inc.	6,300	122,977
Shimano, Inc.	852	131,592
		254,569
	Number of Shares	Fair Value
Life & Health Insurance - 0.5%
Aegon Ltd.	14,289	$88,333
AIA Group Ltd.	120,189	815,895
Bupa Arabia for Cooperative Insurance Co.	1,114	76,314
Cathay Financial Holding Co. Ltd. (a)	131,529	239,206
China Development Financial Holding Corp. (a)	229,120	106,645
China Life Insurance Co. Ltd., Class A	3,900	16,587
China Life Insurance Co. Ltd., Class H	103,000	145,647
China Taiping Insurance Holdings Co. Ltd.	27,200	27,801
Dai-ichi Life Holdings, Inc.	9,700	259,173
Discovery Ltd.	6,808	50,217
Fubon Financial Holding Co. Ltd.	107,131	261,871
Great-West Lifeco, Inc.	2,941	85,779
HDFC Life Insurance Co. Ltd. (f)	13,885	99,083
iA Financial Corp., Inc.	1,041	65,358
ICICI Prudential Life Insurance Co. Ltd. (f)	4,194	30,464
Japan Post Holdings Co. Ltd.	22,400	222,106
Japan Post Insurance Co. Ltd.	2,100	40,744
Legal & General Group PLC	64,485	185,040
Manulife Financial Corp.	19,297	513,750
Medibank Pvt Ltd.	29,446	73,352
New China Life Insurance Co. Ltd., Class A	1,600	6,581
New China Life Insurance Co. Ltd., Class H	13,500	25,764
NN Group NV	2,939	136,862
Old Mutual Ltd.	55,261	37,496
Phoenix Group Holdings PLC	7,609	50,161
Ping An Insurance Group Co. of China Ltd., Class A	8,900	50,419
Ping An Insurance Group Co. of China Ltd., Class H	95,000	430,745
Poste Italiane SpA (f)	4,838	61,677
Power Corp. of Canada	5,881	163,405
Prudential PLC	29,563	268,470
Samsung Life Insurance Co. Ltd.	1,137	73,102
Sanlam Ltd.	24,834	110,053
SBI Life Insurance Co. Ltd. (f)	6,439	115,205
Shin Kong Financial Holding Co. Ltd. (a)	172,263	52,250
Sun Life Financial, Inc.	6,254	306,587

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	61

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Swiss Life Holding AG	318	$233,776
T&D Holdings, Inc.	5,100	89,042
		5,614,960
Life Sciences Tools & Services - 0.1%
Bachem Holding AG	374	34,316
Divi's Laboratories Ltd.	1,670	92,053
Eurofins Scientific SE	1,421	70,894
Genscript Biotech Corp. (a)	18,000	19,182
Hangzhou Tigermed Consulting Co. Ltd., Class A	500	3,328
Lonza Group AG	798	435,499
Pharmaron Beijing Co. Ltd., Class A	675	1,718
Samsung Biologics Co. Ltd. (a)(f)	251	132,566
Sartorius Stedim Biotech	323	53,069
WuXi AppTec Co. Ltd., Class A	3,420	18,358
WuXi AppTec Co. Ltd., Class H (f)	6,008	22,470
Wuxi Biologics Cayman, Inc. (a)(f)	55,000	81,294
		964,747
Managed Healthcare - 0.0%*
Hapvida Participacoes e Investimentos SA (a)(f)	69,240	47,744
Marine Ports & Services - 0.0%*
Adani Ports & Special Economic Zone Ltd.	7,410	131,347
China Merchants Port Holdings Co. Ltd.	24,353	36,245
COSCO SHIPPING Ports Ltd.	678	468
International Container Terminal Services, Inc.	14,340	85,587
Shanghai International Port Group Co. Ltd., Class A	3,100	2,454
		256,101
Marine Transportation - 0.1%
AP Moller - Maersk AS, Class A	32	54,359
AP Moller - Maersk AS, Class B	47	81,765
Cia Sud Americana de Vapores SA	285,714	18,089
COSCO SHIPPING Holdings Co. Ltd., Class A	6,010	12,751
	Number of Shares	Fair Value
COSCO SHIPPING Holdings Co. Ltd., Class H	49,682	$86,925
Costamare, Inc.	1,418	23,298
Evergreen Marine Corp. Taiwan Ltd.	14,400	85,668
Golden Ocean Group Ltd.	3,835	52,923
Himalaya Shipping Ltd. (a)	872	7,987
HMM Co. Ltd.	3,879	55,318
Kawasaki Kisen Kaisha Ltd.	4,200	61,097
Kuehne & Nagel International AG	503	144,642
MISC Bhd.	16,775	30,296
Mitsui OSK Lines Ltd.	3,600	107,825
Nippon Yusen KK	4,800	139,709
Orient Overseas International Ltd.	1,500	24,342
Safe Bulkers, Inc.	2,003	11,657
SITC International Holdings Co. Ltd.	15,000	40,731
Wan Hai Lines Ltd.	7,670	20,947
Yang Ming Marine Transport Corp.	25,000	57,488
		1,117,817
Metal, Glass & Plastic Containers - 0.0%*
CCL Industries, Inc., Class B	1,572	82,647
Motorcycle Manufacturers - 0.1%
Bajaj Auto Ltd.	968	110,299
Eicher Motors Ltd.	1,957	109,668
Hero MotoCorp Ltd.	1,730	115,757
Livewire Group, Inc. (a)	760	5,822
TVS Motor Co. Ltd.	3,418	96,934
Yadea Group Holdings Ltd. (f)	16,000	20,227
Yamaha Motor Co. Ltd.	9,400	87,011
		545,718
Movies & Entertainment - 0.1%
Beijing Enlight Media Co. Ltd., Class A	5,600	6,451
Bollore SE	7,721	45,347
China Ruyi Holdings Ltd. (a)	104,000	27,973
CTS Eventim AG & Co. KGaA	672	56,105
HYBE Co. Ltd.	287	42,221
iQIYI, Inc. ADR (a)(b)	6,500	23,855
Mango Excellent Media Co. Ltd., Class A	1,600	4,580
Tencent Music Entertainment Group ADR (b)	10,700	150,335
Toho Co. Ltd.	1,300	38,016

See Notes to Schedule of Investments and Notes to Financial Statements.
62	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Universal Music Group NV	8,848	$263,433
Wanda Film Holding Co. Ltd., Class A (a)	1,800	2,981
		661,297
Multi-Family Residential REITs - 0.0%*
Canadian Apartment Properties REIT	740	24,038
Multi-Line Insurance - 0.4%
Ageas SA	1,683	76,984
Allianz SE	4,187	1,164,485
ASR Nederland NV	1,668	79,570
Assicurazioni Generali SpA	10,963	273,648
Aviva PLC	28,144	169,559
AXA SA	19,441	636,954
Baloise Holding AG	488	85,913
BB Seguridade Participacoes SA	9,403	55,746
Caixa Seguridade Participacoes SA	9,500	24,475
China Pacific Insurance Group Co. Ltd., Class A (a)	7,800	29,765
China Pacific Insurance Group Co. Ltd., Class H	35,289	86,150
Co. for Cooperative Insurance	876	33,764
Gjensidige Forsikring ASA	2,241	40,158
Helvetia Holding AG	396	53,543
Powszechny Zaklad Ubezpieczen SA	8,155	104,553
Talanx AG	687	54,891
Zurich Insurance Group AG	1,565	834,400
		3,804,558
Multi-Sector Holdings - 0.1%
Bajaj Holdings & Investment Ltd.	380	38,900
Eurazeo SE	499	39,763
EXOR NV	1,040	108,898
Groupe Bruxelles Lambert NV	942	67,289
Industrivarden AB, Class A	1,340	45,627
Industrivarden AB, Class C	1,673	56,492
Investor AB, Class B	18,542	508,101
L E Lundbergforetagen AB, Class B	829	41,019
Remgro Ltd.	6,904	51,455
Sofina SA	169	38,616
Washington H Soul Pattinson & Co. Ltd.	2,503	54,863
		1,051,023
	Number of Shares	Fair Value
Multi-Utilities - 0.2%
Canadian Utilities Ltd., Class A	1,509	$32,587
Centrica PLC	55,999	95,494
E.ON SE	24,104	316,589
Engie SA	19,625	280,477
National Grid PLC	51,446	573,980
Power & Water Utility Co. for Jubail & Yanbu	1,409	22,797
Qatar Electricity & Water Co. QSC	5,469	23,507
Sembcorp Industries Ltd.	10,100	35,847
Veolia Environnement SA	7,418	221,971
YTL Corp. Bhd.	60,900	44,537
YTL Power International Bhd.	25,900	26,463
		1,674,249
Office REITs - 0.0%*
Dexus	11,476	49,664
Gecina SA	491	45,230
Japan Real Estate Investment Corp.	14	44,212
Nippon Building Fund, Inc.	16	55,999
		195,105
Office Services & Supplies - 0.0%*
Shanghai M&G Stationery, Inc., Class A	1,000	4,284
Oil & Gas Drilling - 0.0%*
Borr Drilling Ltd. (a)	7,953	51,297
China Oilfield Services Ltd., Class H	32,000	30,740
Seadrill Ltd. (a)	2,472	127,308
		209,345
Oil & Gas Equipment & Services - 0.0%*
Offshore Oil Engineering Co. Ltd., Class A	2,700	2,186
TechnipFMC PLC	3,200	83,680
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	2,402
		88,268
Oil & Gas Exploration & Production - 0.2%
Aker BP ASA	3,328	85,079
ARC Resources Ltd.	6,249	111,476
Canadian Natural Resources Ltd.	22,939	816,909
Inpex Corp.	9,800	144,204

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	63

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Kosmos Energy Ltd. (a)	15,592	$86,380
MEG Energy Corp. (a)	2,900	62,033
PRIO SA	11,700	92,177
PTT Exploration & Production PCL NVDR	19,883	82,355
Santos Ltd.	33,766	172,738
Tatneft PJSC ADR (a)(d)**	3,383	—
Tatneft PJSC (d)**	4,926	—
Tourmaline Oil Corp.	3,470	157,352
Woodside Energy Group Ltd.	20,370	383,772
		2,194,475
Oil & Gas Refining & Marketing - 0.3%
Ampol Ltd.	2,534	54,730
Bharat Petroleum Corp. Ltd.	11,137	40,595
Cosan SA	16,336	39,822
Empresas Copec SA	5,414	41,583
ENEOS Holdings, Inc.	30,000	154,159
Formosa Petrochemical Corp. (a)	13,000	25,967
HD Hyundai Co. Ltd.	512	27,711
Hindustan Petroleum Corp. Ltd.	7,561	30,113
Idemitsu Kosan Co. Ltd.	9,600	62,156
Indian Oil Corp. Ltd.	41,199	81,832
Motor Oil Hellas Corinth Refineries SA	906	22,760
Neste OYJ	4,442	79,147
ORLEN SA	7,759	130,647
Parkland Corp.	1,523	42,684
Petronas Dagangan Bhd.	2,800	10,351
Qatar Fuel QSC	8,184	33,469
Reliance Industries Ltd.	42,975	1,613,505
SK Innovation Co. Ltd. (a)	835	70,428
S-Oil Corp.	695	33,576
Thai Oil PCL NVDR	14,308	20,664
Turkiye Petrol Rafinerileri AS	14,299	72,185
		2,688,084
Oil & Gas Storage & Transportation - 0.2%
Ardmore Shipping Corp.	1,285	28,951
China Merchants Energy Shipping Co. Ltd., Class A (a)	10,900	12,616
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	3,600	7,697
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	18,000	23,378
	Number of Shares	Fair Value
Enbridge, Inc.	22,740	$808,825
FLEX LNG Ltd.	913	24,687
Golar LNG Ltd.	3,293	103,236
Keyera Corp.	2,428	67,232
Pembina Pipeline Corp.	6,239	231,440
Petronet LNG Ltd.	11,577	45,850
Qatar Gas Transport Co. Ltd.	42,816	55,057
Scorpio Tankers, Inc.	1,527	124,130
SFL Corp. Ltd.	3,585	49,760
TC Energy Corp.	11,123	421,558
Teekay Corp. (a)	1,912	17,151
Teekay Tankers Ltd., Class A	803	55,254
Ultrapar Participacoes SA	10,600	41,221
		2,118,043
Other Specialty Retail - 0.0%*
Avolta AG	1,001	38,877
China Tourism Group Duty Free Corp. Ltd., Class A	2,100	17,974
China Tourism Group Duty Free Corp. Ltd., Class H (f)	2,200	13,483
Chow Tai Fook Jewellery Group Ltd.	28,400	30,738
Jarir Marketing Co.	9,820	33,191
JD Sports Fashion PLC	28,199	42,597
Jumbo SA	1,648	47,477
Pop Mart International Group Ltd. (f)	7,200	35,274
		259,611
Packaged Foods & Meats - 0.3%
Ajinomoto Co., Inc.	4,910	172,183
Almarai Co. JSC	3,350	50,630
Angel Yeast Co. Ltd., Class A	500	1,913
Associated British Foods PLC	3,537	110,615
Barry Callebaut AG	38	61,910
BRF SA (a)	5,400	22,040
Britannia Industries Ltd. (a)	1,513	99,349
Charoen Pokphand Foods PCL NVDR (a)	53,869	33,615
China Feihe Ltd. (f)	58,568	27,081
China Huishan Dairy Holdings Co. Ltd. (a)(d)**	55,000	—
China Mengniu Dairy Co. Ltd.	46,000	82,486
Chocoladefabriken Lindt & Spruengli AG	11	232,250
CJ CheilJedang Corp.	105	29,406
Danone SA	6,903	422,295
Forafric Global PLC (a)	183	1,953

See Notes to Schedule of Investments and Notes to Financial Statements.
64	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,984	$18,810
Gruma SAB de CV, Class B	2,625	47,918
Grupo Bimbo SAB de CV	18,581	65,654
Guangdong Haid Group Co. Ltd., Class A	1,000	6,444
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,185	10,370
Indofood CBP Sukses Makmur Tbk. PT	24,200	15,222
Indofood Sukses Makmur Tbk. PT	65,636	24,350
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,700	27,253
JDE Peet's NV	1,395	27,809
Kerry Group PLC, Class A	1,629	132,076
Kikkoman Corp.	7,100	82,251
Lotus Bakeries NV	4	41,284
Marico Ltd.	7,274	53,473
MEIJI Holdings Co. Ltd.	2,500	53,913
Mowi ASA	4,893	81,661
Muyuan Foods Co. Ltd., Class A	4,720	28,187
Nestle India Ltd.	4,718	144,370
Nestle Malaysia Bhd.	939	24,184
Nissin Foods Holdings Co. Ltd.	2,100	53,290
Orion Corp.	377	25,252
Orkla ASA	7,439	60,609
PPB Group Bhd.	10,487	31,789
QL Resources Bhd.	13,588	18,780
Salmar ASA	722	38,109
Saputo, Inc.	2,705	60,728
Savola Group (a)	3,340	41,621
SunOpta, Inc. (a)	2,934	15,844
Tata Consumer Products Ltd.	8,177	107,616
Tingyi Cayman Islands Holding Corp.	30,000	36,158
Uni-President Enterprises Corp.	66,000	165,399
Universal Robina Corp.	12,740	24,172
Want Want China Holdings Ltd.	71,000	42,923
Wens Foodstuffs Group Co. Ltd., Class A	8,800	23,890
WH Group Ltd. (f)	88,666	58,373
Yakult Honsha Co. Ltd.	2,700	48,281
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	3,746
		3,089,535
	Number of Shares	Fair Value
Paper & Plastic Packaging Products & Materials - 0.0%*
Klabin SA	12,320	$47,555
SCG Packaging PCL NVDR	9,854	9,063
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	2,200	7,711
SIG Group AG	3,371	61,710
Smurfit Kappa Group PLC	2,724	121,552
		247,591
Paper Products - 0.1%
Empresas CMPC SA	13,235	24,818
Holmen AB, Class B	841	33,131
Indah Kiat Pulp & Paper Tbk. PT	24,100	13,099
Mondi PLC	4,638	89,028
Stora Enso OYJ, R Shares	6,120	83,661
Suzano SA	11,200	114,955
UPM-Kymmene OYJ	5,750	201,023
		559,715
Passenger Airlines - 0.1%
Air Canada (a)	1,577	20,629
Air China Ltd., Class A (a)	12,700	12,838
ANA Holdings, Inc.	1,800	33,228
China Airlines Ltd.	34,000	24,839
China Eastern Airlines Corp. Ltd., Class A (a)	12,400	6,811
China Southern Airlines Co. Ltd., Class A (a)	11,600	9,358
Deutsche Lufthansa AG	6,519	39,894
Eva Airways Corp.	42,000	49,390
Hainan Airlines Holding Co. Ltd., Class A (a)	102,200	14,278
Hanjin Kal Corp.	490	22,996
InterGlobe Aviation Ltd. (a)(f)	2,406	121,999
Japan Airlines Co. Ltd.	1,314	20,736
Korean Air Lines Co. Ltd.	2,121	35,825
Latam Airlines Group SA	2,068,675	28,140
Pegasus Hava Tasimaciligi AS (a)	3,348	23,274
Qantas Airways Ltd. (a)	7,630	29,810
Singapore Airlines Ltd.	15,900	80,952
Spring Airlines Co. Ltd., Class A (a)	600	4,629
Turk Hava Yollari AO (a)	8,076	76,059
		655,685

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	65

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Passenger Ground Transportation - 0.0%*
Grab Holdings Ltd., Class A (a)	22,100	$78,455
Localiza Rent a Car SA	13,065	98,791
		177,246
Personal Care Products - 0.4%
Amorepacific Corp.	448	54,450
Beiersdorf AG	1,048	153,372
By-health Co. Ltd., Class A	1,000	1,856
Colgate-Palmolive India Ltd.	1,697	57,860
Dabur India Ltd.	8,772	63,191
Giant Biogene Holding Co. Ltd. (f)	5,800	34,061
Godrej Consumer Products Ltd.	5,872	96,885
Hengan International Group Co. Ltd.	9,980	30,423
Hindustan Unilever Ltd.	11,436	339,161
Kao Corp.	5,000	202,785
LG H&H Co. Ltd.	123	30,873
L'Oreal SA	2,572	1,130,320
Natura & Co. Holding SA	12,300	34,413
Shiseido Co. Ltd.	4,200	119,791
Unilever PLC	26,770	1,470,346
		3,819,787
Pharmaceuticals - 1.3%
Aspen Pharmacare Holdings Ltd.	5,357	68,447
Astellas Pharma, Inc.	19,500	192,745
AstraZeneca PLC	16,556	2,585,917
Asymchem Laboratories Tianjin Co. Ltd., Class A	232	2,091
Aurobindo Pharma Ltd.	3,856	55,842
Bayer AG	10,555	298,419
Beijing Tongrentang Co. Ltd., Class A	1,700	8,897
Celltrion Pharm, Inc. (a)	237	15,289
Changchun High-Tech Industry Group Co. Ltd., Class A	300	3,771
China Resources Pharmaceutical Group Ltd. (f)	17,000	12,607
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,080	12,131
Chugai Pharmaceutical Co. Ltd.	7,200	255,845
Cipla Ltd.	7,510	133,363
	Number of Shares	Fair Value
CSPC Pharmaceutical Group Ltd.	130,000	$103,568
Daiichi Sankyo Co. Ltd.	19,814	680,421
Dong-E-E-Jiao Co. Ltd., Class A	400	3,430
Dr Reddy's Laboratories Ltd.	1,655	127,068
Eisai Co. Ltd.	2,600	106,547
Hanmi Pharm Co. Ltd.	82	16,114
Hansoh Pharmaceutical Group Co. Ltd. (f)	18,000	37,626
Hikma Pharmaceuticals PLC	1,809	43,243
Humanwell Healthcare Group Co. Ltd., Class A	2,200	5,174
Hypera SA	6,200	32,036
Ipsen SA	402	49,332
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (a)	6,820	35,927
Kalbe Farma Tbk. PT	246,000	22,910
Kyowa Kirin Co. Ltd.	2,900	49,532
Lupin Ltd.	3,040	59,108
Mankind Pharma Ltd. (a)	787	20,095
MediWound Ltd. (a)	317	4,920
Merck KGaA	1,390	230,536
Novartis AG	21,051	2,252,921
Novo Nordisk AS, Class B	34,839	5,034,937
Ono Pharmaceutical Co. Ltd.	4,000	54,619
Orion OYJ, Class B	1,171	50,025
Otsuka Holdings Co. Ltd.	4,500	189,388
Recordati Industria Chimica e Farmaceutica SpA	1,125	58,719
Richter Gedeon Nyrt	1,975	51,347
Sandoz Group AG	4,262	154,335
Scilex Holding Co. (a)	1,832	3,536
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,500	4,549
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	3,300	6,929
Shionogi & Co. Ltd.	2,600	101,456
Sino Biopharmaceutical Ltd.	155,000	53,007
SK Biopharmaceuticals Co. Ltd. (a)	359	20,213
Sun Pharmaceutical Industries Ltd.	13,432	244,977
Takeda Pharmaceutical Co. Ltd.	17,011	441,190
Teva Pharmaceutical Industries Ltd. ADR (a)(b)	12,100	196,625
Torrent Pharmaceuticals Ltd.	1,395	46,696

See Notes to Schedule of Investments and Notes to Financial Statements.
66	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
UCB SA	1,362	$202,464
Yuhan Corp.	928	54,541
Yunnan Baiyao Group Co. Ltd., Class A	1,400	9,808
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	400	11,350
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	2,600	6,072
		14,522,655
Precious Metals & Minerals - 0.0%*
Alrosa PJSC (d)**	46,308	—
Anglo American Platinum Ltd.	781	25,736
Impala Platinum Holdings Ltd.	12,364	61,461
Industrias Penoles SAB de CV (a)	2,700	35,106
Northam Platinum Holdings Ltd.	4,779	33,317
Sibanye Stillwater Ltd.	38,119	41,167
		196,787
Property & Casualty Insurance - 0.3%
Admiral Group PLC	2,731	90,277
DB Insurance Co. Ltd.	657	54,651
Fairfax Financial Holdings Ltd.	226	257,047
Fidelis Insurance Holdings Ltd.	1,641	26,765
Hamilton Insurance Group Ltd., Class B (a)	692	11,522
ICICI Lombard General Insurance Co. Ltd. (f)	3,503	75,177
Insurance Australia Group Ltd.	24,988	119,154
Intact Financial Corp.	1,916	319,266
Kingsway Financial Services, Inc. (a)	371	3,057
MS&AD Insurance Group Holdings, Inc.	13,800	306,695
OUTsurance Group Ltd.	11,429	29,054
People's Insurance Co. Group of China Ltd., Class A	10,900	7,689
People's Insurance Co. Group of China Ltd., Class H (a)	134,000	45,997
PICC Property & Casualty Co. Ltd., Class H (a)	98,000	121,756
QBE Insurance Group Ltd.	16,197	188,111
Sampo OYJ, A Shares	4,863	208,998
Samsung Fire & Marine Insurance Co. Ltd.	440	124,344
Sompo Holdings, Inc.	9,300	198,592
	Number of Shares	Fair Value
Suncorp Group Ltd.	13,253	$154,096
Tokio Marine Holdings, Inc.	20,069	749,188
Tryg AS	3,681	80,516
		3,171,952
Publishing - 0.0%*
China Literature Ltd. (a)(f)	4,000	12,885
Saudi Research & Media Group (a)	633	34,927
		47,812
Rail Transportation - 0.2%
Aurizon Holdings Ltd.	19,945	48,619
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	56,100	41,263
Canadian National Railway Co.	5,828	688,533
Canadian Pacific Kansas City Ltd.	9,975	785,403
Central Japan Railway Co.	8,300	179,199
Container Corp. of India Ltd.	3,305	41,315
Daqin Railway Co. Ltd., Class A	12,900	12,651
East Japan Railway Co.	9,400	155,703
Hankyu Hanshin Holdings, Inc.	2,400	63,767
Keisei Electric Railway Co. Ltd.	1,400	45,048
Kintetsu Group Holdings Co. Ltd.	2,000	43,541
MTR Corp. Ltd.	16,614	52,455
Rumo SA	18,600	69,384
Tokyu Corp.	5,300	58,384
West Japan Railway Co.	4,600	85,646
		2,370,911
Real Estate Development - 0.1%
C&D International Investment Group Ltd.	4,531	8,427
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (a)	11,200	13,485
China Overseas Land & Investment Ltd.	53,000	91,915
China Resources Land Ltd.	45,500	154,728
China Vanke Co. Ltd., Class A	12,500	11,865
China Vanke Co. Ltd., Class H	26,700	15,902
CK Asset Holdings Ltd.	20,586	77,124
Country Garden Holdings Co. Ltd. (a)	178,298	11,076

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	67

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Dar Al Arkan Real Estate Development Co. (a)	8,773	$27,594
Emaar Properties PJSC	93,278	208,244
Godrej Properties Ltd. (a)	1,691	65,052
Henderson Land Development Co. Ltd.	16,000	42,934
Longfor Group Holdings Ltd. (f)	27,837	38,222
Macrotech Developers Ltd. (f)	3,403	61,359
Poly Developments & Holdings Group Co. Ltd., Class A (a)	14,400	17,278
Ruentex Development Co. Ltd.	26,550	35,682
Sino Land Co. Ltd.	41,480	42,769
		923,656
Real Estate Operating Companies - 0.1%
Azrieli Group Ltd.	375	21,999
CapitaLand Investment Ltd.	27,700	54,368
Central Pattana PCL NVDR	28,273	42,566
China Resources Mixc Lifestyle Services Ltd. (f)	7,400	24,501
Fastighets AB Balder, Class B (a)	7,197	49,352
Hongkong Land Holdings Ltd.	12,100	39,083
Hulic Co. Ltd.	4,200	37,193
LEG Immobilien SE	795	64,977
Mabanee Co. KPSC	7,926	21,472
NEPI Rockcastle NV	9,380	67,484
Sagax AB, Class B	2,333	59,745
SM Prime Holdings, Inc.	140,200	67,697
Swire Properties Ltd.	13,800	21,988
Swiss Prime Site AG	825	78,222
Vonovia SE	7,894	224,623
Wharf Real Estate Investment Co. Ltd.	18,000	47,724
		922,994
Real Estate Services - 0.0%*
FirstService Corp.	445	67,708
KE Holdings, Inc. ADR (b)	9,300	131,595
Real Brokerage, Inc. (a)	3,348	13,593
		212,896
Regional Banks - 0.1%
AU Small Finance Bank Ltd. (f)	3,332	26,854
Bandhan Bank Ltd. (f)	14,511	35,462
	Number of Shares	Fair Value
Bank of Chengdu Co. Ltd., Class A	2,100	$4,369
Bank of Hangzhou Co. Ltd., Class A	5,547	9,915
Bank of Jiangsu Co. Ltd., Class A	21,100	21,473
Bank of Nanjing Co. Ltd., Class A	8,300	11,812
Bank of Ningbo Co. Ltd., Class A	3,556	10,745
Banque Cantonale Vaudoise	340	36,077
Chiba Bank Ltd.	5,700	50,742
Concordia Financial Group Ltd.	11,100	65,292
Dukhan Bank	20,745	21,520
First BanCorp	5,479	100,211
OFG Bancorp	1,557	58,310
Popular, Inc.	552	48,813
Resona Holdings, Inc.	22,000	145,586
Shizuoka Financial Group, Inc.	4,800	46,072
		693,253
Reinsurance - 0.1%
Hannover Rueck SE	627	159,060
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,460	730,741
RenaissanceRe Holdings Ltd.	300	67,053
SiriusPoint Ltd. (a)	3,321	40,516
		997,370
Renewable Electricity - 0.0%*
Adani Green Energy Ltd. (a)	4,491	96,339
China Longyuan Power Group Corp. Ltd., Class H	46,000	41,361
China Three Gorges Renewables Group Co. Ltd., Class A	25,500	15,228
China Yangtze Power Co. Ltd., Class A	20,600	81,600
EDP Renovaveis SA	3,332	46,603
Energy Absolute PCL NVDR	24,620	7,514
Engie Brasil Energia SA	3,733	29,766
Meridian Energy Ltd.	13,959	53,502
NHPC Ltd.	46,387	56,018
Northland Power, Inc.	2,769	47,595
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	19,262
		494,788

See Notes to Schedule of Investments and Notes to Financial Statements.
68	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Research & Consulting Services - 0.2%
Bureau Veritas SA	3,328	$92,237
Intertek Group PLC	1,690	102,416
RELX PLC	20,076	923,508
SGS SA	1,561	138,972
Thomson Reuters Corp.	1,698	286,166
Wolters Kluwer NV	2,664	441,976
		1,985,275
Restaurants - 0.2%
Americana Restaurants International PLC	42,922	37,278
Compass Group PLC	18,242	498,090
Delivery Hero SE (a)(f)	2,035	48,309
Haidilao International Holding Ltd. (f)	22,000	39,562
Jollibee Foods Corp.	5,510	21,247
Jubilant Foodworks Ltd.	4,051	27,363
McDonald's Holdings Co. Japan Ltd.	900	35,472
Meituan, Class B (a)(f)	71,907	1,023,243
Restaurant Brands International, Inc.	3,229	227,482
Sodexo SA	930	83,725
Yum China Holdings, Inc.	5,800	178,872
Zensho Holdings Co. Ltd.	1,100	42,055
Zomato Ltd. (a)	87,032	209,326
		2,472,024
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	56,659	82,778
Klepierre SA	2,278	60,987
Link REIT	26,668	103,667
RioCan Real Estate Investment Trust	1,503	18,464
Scentre Group	54,304	113,153
Unibail-Rodamco-Westfield (a)	1,237	97,470
Vicinity Ltd.	41,281	51,004
		527,523
Security & Alarm Services - 0.0%*
Secom Co. Ltd.	2,200	129,886
Securitas AB, Class B	5,310	52,748
		182,634
Semiconductor Materials & Equipment - 0.7%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	339	6,559
	Number of Shares	Fair Value
Advantest Corp.	8,200	$327,521
ASM International NV	504	384,487
ASML Holding NV	4,266	4,408,407
BE Semiconductor Industries NV	804	134,553
Disco Corp.	1,026	389,326
Flat Glass Group Co. Ltd., Class A	1,700	4,680
Flat Glass Group Co. Ltd., Class H	3,000	4,419
GCL Technology Holdings Ltd. (a)	298,000	44,276
Globalwafers Co. Ltd.	3,000	49,844
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,866
Hanmi Semiconductor Co. Ltd.	631	78,984
Kulicke & Soffa Industries, Inc.	1,828	89,919
Lasertec Corp.	838	188,011
National Silicon Industry Group Co. Ltd., Class A (a)	5,161	9,762
NAURA Technology Group Co. Ltd., Class A	400	17,526
SCREEN Holdings Co. Ltd.	900	81,126
SUMCO Corp.	3,700	53,260
Suzhou Maxwell Technologies Co. Ltd., Class A	256	4,190
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (a)	5,500	6,516
Tokyo Electron Ltd.	5,088	1,103,887
Xinjiang Daqo New Energy Co. Ltd., Class A	4,082	11,400
Xinyi Solar Holdings Ltd.	65,985	33,215
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,900	7,477
		7,443,211
Semiconductors - 1.4%
Alchip Technologies Ltd.	1,000	75,675
Allegro MicroSystems, Inc. (a)	700	19,768
ASE Technology Holding Co. Ltd.	44,000	228,534
Cambricon Technologies Corp. Ltd., Class A (a)	348	9,470
China Resources Microelectronics Ltd., Class A	1,955	10,026
eMemory Technology, Inc. (a)	1,000	79,220
GigaDevice Semiconductor, Inc., Class A (a)	560	7,334

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	69

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Global Unichip Corp.	1,000	$49,474
Hangzhou Silan Microelectronics Co. Ltd., Class A (a)	1,100	2,638
Hua Hong Semiconductor Ltd. (f)	10,000	28,242
Hygon Information Technology Co. Ltd., Class A	2,341	22,548
Inari Amertron Bhd.	56,500	44,314
indie Semiconductor, Inc., Class A (a)	5,541	34,188
Infineon Technologies AG	13,990	514,362
Ingenic Semiconductor Co. Ltd., Class A	600	4,556
JA Solar Technology Co. Ltd., Class A	4,268	6,547
JCET Group Co. Ltd., Class A	2,000	8,687
Jinko Solar Co. Ltd., Class A	15,683	15,252
LONGi Green Energy Technology Co. Ltd., Class A (a)	7,836	15,048
MediaTek, Inc.	22,000	949,401
Montage Technology Co. Ltd., Class A	361	2,826
Nanya Technology Corp. (a)	15,000	32,227
Novatek Microelectronics Corp.	7,886	147,309
Realtek Semiconductor Corp.	7,040	118,485
Renesas Electronics Corp.	16,100	301,162
Rohm Co. Ltd.	3,600	48,116
Sanan Optoelectronics Co. Ltd., Class A	10,900	17,498
SG Micro Corp., Class A	195	2,211
Silergy Corp.	4,888	69,610
SK Hynix, Inc.	7,730	1,328,111
StarPower Semiconductor Ltd., Class A	140	1,651
STMicroelectronics NV	7,274	287,396
Taiwan Semiconductor Manufacturing Co. Ltd.	348,557	10,378,868
Tianshui Huatian Technology Co. Ltd., Class A	700	781
Tongwei Co. Ltd., Class A	3,300	8,638
Trina Solar Co. Ltd., Class A	1,600	3,708
Unigroup Guoxin Microelectronics Co. Ltd., Class A	419	3,019
United Microelectronics Corp. (a)	159,000	272,993
Vanguard International Semiconductor Corp.	11,330	45,227
	Number of Shares	Fair Value
Will Semiconductor Co. Ltd. Shanghai, Class A	1,840	$25,044
Winbond Electronics Corp.	48,889	38,730
		15,258,894
Silver - 0.0%*
Pan American Silver Corp.	3,845	76,403
Soft Drinks & Non-alcoholic Beverages - 0.1%
Arca Continental SAB de CV	6,900	67,700
Coca-Cola Europacific Partners PLC	2,200	160,314
Coca-Cola Femsa SAB de CV	7,265	62,326
Coca-Cola HBC AG	2,338	79,738
Coca-Cola Icecek AS	1,248	31,444
Eastroc Beverage Group Co. Ltd., Class A	100	2,955
Fomento Economico Mexicano SAB de CV	27,300	293,865
Nongfu Spring Co. Ltd., Class H (f)	28,400	134,772
Suntory Beverage & Food Ltd.	1,500	53,217
Varun Beverages Ltd.	6,449	126,022
		1,012,353
Specialized Consumer Services - 0.0%*
OneSpaWorld Holdings Ltd. (a)	3,369	51,782
Specialized Finance - 0.0%*
Banco Latinoamericano de Comercio Exterior SA	842	24,982
Chailease Holding Co. Ltd.	22,201	105,046
Far East Horizon Ltd.	23,000	14,965
Mitsubishi HC Capital, Inc.	8,600	56,778
Power Finance Corp. Ltd.	21,365	124,289
REC Ltd.	19,055	120,060
		446,120
Specialty Chemicals - 0.3%
Akzo Nobel NV	1,782	108,442
Arcadium Lithium PLC (a)	35,998	120,953
Arkema SA	663	57,663
Asian Paints Ltd.	5,449	190,616
Clariant AG	2,430	38,237
CNGR Advanced Material Co. Ltd., Class A	280	1,189
Covestro AG (a)(f)	1,979	116,230
Croda International PLC	1,399	69,819
DSM-Firmenich AG	2,002	226,580

See Notes to Schedule of Investments and Notes to Financial Statements.
70	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
EMS-Chemie Holding AG	75	$61,471
Evonik Industries AG	2,832	57,821
Ganfeng Lithium Group Co. Ltd., Class A	940	3,689
Ganfeng Lithium Group Co. Ltd., Class H (f)	5,840	11,385
Givaudan SA	99	469,330
Hoshine Silicon Industry Co. Ltd., Class A (a)	200	1,280
Nippon Paint Holdings Co. Ltd.	10,100	65,801
Nitto Denko Corp.	1,500	118,519
Novonesis (Novozymes) B, Class B	4,013	245,744
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,798	3,480
Shenzhen Capchem Technology Co. Ltd., Class A	180	704
Shin-Etsu Chemical Co. Ltd.	19,312	748,901
Sika AG	1,634	467,688
Syensqo SA	781	69,951
Symrise AG	1,381	169,174
Tianqi Lithium Corp., Class A	700	2,868
Umicore SA	2,290	34,434
Wanhua Chemical Group Co. Ltd., Class A	3,300	36,549
Zhejiang NHU Co. Ltd., Class A	2,592	6,817
		3,505,335
Steel - 0.2%
APL Apollo Tubes Ltd.	2,056	38,347
ArcelorMittal SA	4,897	112,158
Baoshan Iron & Steel Co. Ltd., Class A	26,900	24,502
BlueScope Steel Ltd.	4,877	66,543
China Steel Corp.	164,000	116,776
Cia Siderurgica Nacional SA	12,100	28,124
Eregli Demir ve Celik Fabrikalari TAS	22,053	35,821
Fortescue Ltd.	18,208	260,350
Hyundai Steel Co.	1,347	28,427
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (a)	42,400	8,131
JFE Holdings, Inc.	6,000	86,367
Jindal Stainless Ltd.	5,001	49,328
Jindal Steel & Power Ltd.	5,210	65,253
JSW Steel Ltd.	8,644	96,560
Kumba Iron Ore Ltd.	1,082	26,050
	Number of Shares	Fair Value
Nippon Steel Corp.	9,200	$194,512
NMDC Ltd.	12,643	37,305
Novolipetsk Steel PJSC GDR (a)(d)**	2,290	—
Novolipetsk Steel PJSC (d)**	4,980	—
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (a)	10,100	3,459
POSCO Holdings, Inc.	1,018	268,459
Severstal PAO GDR (a)(d)**	3,070	—
Severstal PAO (d)**	695	—
Shanxi Meijin Energy Co. Ltd., Class A (a)	3,500	2,282
Shanxi Taigang Stainless Steel Co. Ltd., Class A (a)	6,700	3,102
Tata Steel Ltd.	104,850	218,797
Vale SA	47,940	537,016
voestalpine AG	1,054	28,489
YongXing Special Materials Technology Co. Ltd., Class A	260	1,274
		2,337,432
Systems Software - 0.0%*
360 Security Technology, Inc., Class A	4,700	4,944
Check Point Software Technologies Ltd. (a)	941	155,265
Oracle Corp.	437	30,155
Sangfor Technologies, Inc., Class A	300	2,076
Tata Elxsi Ltd.	550	46,179
TOTVS SA	9,138	50,063
Trend Micro, Inc.	1,400	56,841
		345,523
Technology Distributors - 0.0%*
Synnex Technology International Corp.	21,178	47,720
Unisplendour Corp. Ltd., Class A	3,100	9,490
WPG Holdings Ltd.	25,938	71,798
		129,008
Technology Hardware, Storage & Peripherals - 0.6%
Acer, Inc.	43,000	62,098
Advantech Co. Ltd.	6,599	75,262
Asia Vital Components Co. Ltd.	4,000	94,324
Asustek Computer, Inc.	10,053	154,321

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	71

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Brother Industries Ltd.	2,500	$43,998
Canon, Inc.	10,700	289,617
Catcher Technology Co. Ltd.	7,000	50,059
Compal Electronics, Inc.	62,225	66,557
CosmoAM&T Co. Ltd. (a)	420	43,998
FUJIFILM Holdings Corp.	12,045	281,694
Gigabyte Technology Co. Ltd.	7,000	65,919
IEIT Systems Co. Ltd., Class A	2,700	13,450
Inventec Corp.	39,249	67,509
Lenovo Group Ltd.	116,000	163,732
Lite-On Technology Corp.	28,693	93,752
Logitech International SA	1,620	156,700
Micro-Star International Co. Ltd.	10,000	54,868
Ninestar Corp., Class A (a)	1,200	4,342
Pegatron Corp.	29,251	94,223
Quanta Computer, Inc.	38,507	370,334
Ricoh Co. Ltd.	5,800	49,595
Samsung Electronics Co. Ltd.	67,526	3,998,089
Seiko Epson Corp.	3,100	48,159
Shenzhen Transsion Holdings Co. Ltd., Class A	725	7,601
Wistron Corp.	38,000	124,162
Wiwynn Corp.	1,000	81,531
Xiaomi Corp., Class B (a)(f)	218,600	461,425
		7,017,319
Textiles - 0.0%*
Eclat Textile Co. Ltd.	3,000	48,919
Tires & Rubber - 0.1%
Balkrishna Industries Ltd.	1,229	47,590
Bridgestone Corp.	6,096	239,581
Cheng Shin Rubber Industry Co. Ltd.	34,000	51,826
Cie Generale des Etablissements Michelin SCA	7,298	282,439
Hankook Tire & Technology Co. Ltd.	820	26,926
MRF Ltd.	38	58,995
Sailun Group Co. Ltd., Class A	2,300	4,411
Shandong Linglong Tyre Co. Ltd., Class A	1,500	3,774
		715,542
Tobacco - 0.1%
British American Tobacco PLC	21,491	660,152
Imperial Brands PLC	8,835	226,047
	Number of Shares	Fair Value
ITC Ltd.	41,964	$213,827
Japan Tobacco, Inc.	12,907	348,873
KT&G Corp.	1,445	92,589
Smoore International Holdings Ltd. (f)	32,000	38,814
		1,580,302
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	2,417	92,090
AerCap Holdings NV	2,166	201,871
Ashtead Group PLC	4,696	313,551
Beijer Ref AB	3,875	59,825
BOC Aviation Ltd. (f)	2,700	19,366
Brenntag SE	1,363	91,972
Bunzl PLC	3,526	134,162
Horizon Construction Development Ltd. (a)	4,259	818
IMCD NV	598	82,869
ITOCHU Corp.	12,709	620,518
Marubeni Corp.	15,300	283,011
Mitsubishi Corp.	35,746	699,543
Mitsui & Co. Ltd.	27,608	626,612
MonotaRO Co. Ltd.	2,300	27,038
Posco International Corp.	924	43,901
Reece Ltd.	2,465	41,436
Rexel SA	2,415	62,533
Seven Group Holdings Ltd.	2,147	54,028
Sumitomo Corp.	11,200	279,687
Toromont Industries Ltd.	879	77,812
Toyota Tsusho Corp.	6,600	128,504
		3,941,147
Transaction & Payment Processing Services - 0.1%
Adyen NV (a)(f)	234	279,179
Edenred SE	2,604	109,987
EVERTEC, Inc.	2,133	70,922
Nexi SpA (a)(f)	6,450	39,361
Pagseguro Digital Ltd., Class A (a)	6,216	72,665
StoneCo Ltd., Class A (a)	9,518	114,121
Wise PLC, Class A (a)	6,497	55,971
		742,206
Water Utilities - 0.0%*
Beijing Enterprises Water Group Ltd.	50,000	15,370
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,800	64,787

See Notes to Schedule of Investments and Notes to Financial Statements.
72	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Guangdong Investment Ltd.	48,000	$28,096
Severn Trent PLC	2,830	85,142
United Utilities Group PLC	7,158	88,910
		282,305
Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL NVDR	16,772	95,520
America Movil SAB de CV Series B	262,500	223,517
Axiata Group Bhd.	36,600	20,249
Bharti Airtel Ltd.	31,764	550,068
CELCOMDIGI Bhd.	44,700	34,869
China United Network Communications Ltd., Class A	33,400	21,502
Etihad Etisalat Co.	5,628	80,109
Far EasTone Telecommunications Co. Ltd.	25,000	64,809
Intouch Holdings PCL NVDR	5,700	11,106
Intouch Holdings PCL Series F	16,900	32,927
KDDI Corp.	16,057	424,633
Maxis Bhd.	22,600	16,911
Mobile Telecommunications Co. KSCP	33,002	47,876
Mobile Telecommunications Co. Saudi Arabia	8,107	25,326
Mobile TeleSystems PJSC ADR (a)(d)**	6,600	—
Mobile TeleSystems PJSC (a)(d)**	3,970	—
MTN Group Ltd.	24,275	112,920
PLDT, Inc.	960	23,538
Rogers Communications, Inc., Class B	3,719	137,524
SK Telecom Co. Ltd.	1,020	38,162
SoftBank Corp.	30,600	373,702
SoftBank Group Corp.	11,015	711,463
Taiwan Mobile Co. Ltd.	24,946	82,278
Tele2 AB, Class B	5,711	57,540
TIM SA	11,600	33,164
Turkcell Iletisim Hizmetleri AS	18,445	56,601
Vodacom Group Ltd.	8,348	44,579
Vodafone Group PLC	247,807	218,525
		3,539,418
Total Common Stock (Cost $271,589,398)		288,348,060
	Number of Shares	Fair Value
Preferred Stock - 0.3%
Automobile Manufacturers - 0.1%
Bayerische Motoren Werke AG 7.30%	634	$56,024
Dr Ing hc F Porsche AG 3.32% (f)	1,194	88,963
Hyundai Motor Co. 7.64%	595	79,189
Hyundai Motor Co. 7.66%	234	30,905
Porsche Automobil Holding SE 6.08%	1,610	72,834
Volkswagen AG 8.60%	2,218	250,551
		578,466
Commodity Chemicals - 0.0%*
LG Chem Ltd. 1.47%	83	14,532
Diversified Banks - 0.1%
Banco Bradesco SA 10.60%	77,221	172,113
Bancolombia SA 10.38%	6,273	51,587
Itau Unibanco Holding SA 7.24%	67,800	395,610
Itausa SA 8.62%	73,111	129,257
		748,567
Electric Utilities - 0.0%*
Centrais Eletricas Brasileiras SA 4.55%	2,800	20,215
Cia Energetica de Minas Gerais 10.92%	28,607	50,936
Cia Paranaense de Energia - Copel 4.09%	20,204	33,827
		104,978
Electrical Components & Equipment - 0.0%*
Sociedad Quimica y Minera de Chile SA 2.07%	2,053	82,707
Household Products - 0.0%*
Henkel AG & Co. KGaA 2.24%	1,761	157,065
Integrated Oil & Gas - 0.0%*
Petroleo Brasileiro SA 14.35%	67,600	463,085
Surgutneftegas PJSC 1.24% (d)**	115,200	—
		463,085
Life Sciences Tools & Services - 0.0%*
Sartorius AG 0.34%	280	65,720

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	73

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Steel - 0.0%*
Gerdau SA 6.06%	19,596	$64,844
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. 1.70%	11,521	532,318
Total Preferred Stock (Cost $2,964,524)		2,812,282
Rights - 0.0%*
Biotechnology - 0.0%
Amplifon SpA (expiring 07/09/24) (a)**	1,077	—
Passenger Ground Transportation - 0.0%*
Localiza Rent a Car SA (expiring 08/06/24) (a)	132	214
Total Rights (Cost $0)		214
Warrant - 0.0%
Application Software - 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a)(d)** (Cost $0)	238	—
Total Foreign Equity (Cost $274,553,922)		291,160,556
	Principal Amount
Bonds and Notes - 14.9%
U.S. Treasuries - 9.3%
U.S. Treasury Bonds
1.25% 05/15/50	$25,000	12,391
1.38% 08/15/50	500,000	255,859
1.63% 11/15/50	200,000	109,469
1.75% 08/15/41	100,000	66,047
1.88% 02/15/51 - 11/15/51	575,000	334,972
2.00% 02/15/50 - 08/15/51	350,000	211,914
2.25% 08/15/46 - 08/15/49	375,000	244,403
2.38% 11/15/49 - 05/15/51	515,000	340,270
2.50% 02/15/45 - 05/15/46	485,000	344,089
2.75% 11/15/42 - 11/15/47	675,000	497,157
2.88% 05/15/43 - 05/15/52	1,185,000	887,733
3.00% 11/15/44 - 08/15/52	1,850,000	1,414,414
3.13% 02/15/43 - 05/15/48	600,000	476,109
3.25% 05/15/42	75,000	62,355
3.38% 08/15/42 - 11/15/48	775,000	640,946
3.63% 02/15/44 - 05/15/53	390,000	334,026
3.88% 02/15/43 - 05/15/43	300,000	270,918
4.00% 11/15/42 - 11/15/52	475,000	433,832
	Principal Amount	Fair Value
4.13% 08/15/53	$400,000	$372,562
4.25% 05/15/39 - 02/15/54	500,000	480,313
4.38% 02/15/38 - 05/15/40	200,000	198,375
4.50% 02/15/36	100,000	101,766
4.63% 02/15/40 - 05/15/54	500,000	505,595
4.75% 11/15/43 - 11/15/53	300,000	308,684
5.25% 02/15/29	200,000	207,453
5.50% 08/15/28	200,000	208,641
6.00% 02/15/26	427,000	434,573
6.13% 08/15/29	200,000	215,859
6.38% 08/15/27	200,000	210,750
U.S. Treasury Inflation-Indexed Bonds
0.13% 02/15/51 - 02/15/52	1,429,328	821,166
0.25% 02/15/50	847,497	517,751
0.63% 02/15/43	674,962	507,369
0.75% 02/15/42 - 02/15/45	1,552,161	1,185,538
0.88% 02/15/47	688,338	517,181
1.00% 02/15/46 - 02/15/49	1,642,143	1,264,293
1.38% 02/15/44	807,108	691,874
1.50% 02/15/53	595,894	500,970
1.75% 01/15/28	785,652	773,345
2.00% 01/15/26	789,780	780,216
2.13% 02/15/40 - 02/15/54	1,671,389	1,649,005
2.38% 01/15/27	761,754	761,724
2.50% 01/15/29	584,084	594,682
3.38% 04/15/32	441,560	482,102
3.63% 04/15/28	1,027,320	1,080,271
3.88% 04/15/29	1,001,207	1,082,085
U.S. Treasury Inflation-Indexed Notes
0.13% 10/15/25 - 01/15/32	16,433,502	15,034,621
0.25% 07/15/29	1,250,143	1,148,593
0.38% 07/15/25 - 07/15/27	5,668,664	5,443,877
0.50% 01/15/28	1,423,498	1,341,786
0.63% 01/15/26 - 07/15/32	3,222,036	2,975,795
0.75% 07/15/28	1,604,901	1,525,910
0.88% 01/15/29	1,359,552	1,288,760
1.13% 01/15/33	1,973,400	1,826,204
1.25% 04/15/28	1,562,574	1,510,112
1.38% 07/15/33	2,007,765	1,896,868
1.63% 10/15/27	1,561,037	1,536,554
1.75% 01/15/34	2,070,397	2,010,186
2.13% 04/15/29	1,545,843	1,548,862
2.38% 10/15/28	1,637,680	1,660,006
U.S. Treasury Notes
0.25% 09/30/25	400,000	377,125
0.38% 11/30/25 - 09/30/27	1,900,000	1,731,398
0.50% 02/28/26 - 05/31/27	850,000	777,414

See Notes to Schedule of Investments and Notes to Financial Statements.
74	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
0.63% 11/30/27 - 08/15/30	$1,025,000	$842,797
0.75% 03/31/26 - 08/31/26	1,000,000	924,902
0.88% 09/30/26	500,000	460,195
1.13% 02/15/31	750,000	613,242
1.25% 11/30/26 - 08/15/31	2,000,000	1,735,918
1.38% 08/31/26 - 11/15/31	1,350,000	1,160,434
1.50% 08/15/26 - 01/31/27	1,250,000	1,161,993
1.63% 02/15/26 - 08/15/29	300,000	275,808
1.75% 01/31/29 - 11/15/29	650,000	576,320
1.88% 06/30/26 - 02/15/32	1,600,000	1,443,319
2.00% 11/15/26	150,000	141,152
2.13% 05/31/26	100,000	95,230
2.25% 11/15/25 - 08/15/27	1,000,000	958,585
2.38% 03/31/29 - 05/15/29	750,000	685,476
2.63% 12/31/25 - 05/31/27	800,000	764,219
2.75% 07/31/27 - 08/15/32	950,000	867,094
2.88% 11/30/25 - 05/15/32	1,255,000	1,194,852
3.00% 09/30/25	300,000	292,687
3.13% 08/31/27 - 11/15/28	1,000,000	954,493
3.25% 06/30/27 - 06/30/29	650,000	623,508
3.38% 05/15/33	200,000	185,375
3.50% 04/30/30 - 02/15/33	1,075,000	1,013,672
3.63% 05/15/26 - 05/31/28	950,000	925,852
3.75% 05/31/30	350,000	338,980
3.88% 01/15/26 - 08/15/33	1,900,000	1,855,750
4.00% 12/15/25 - 02/15/34	3,225,000	3,168,689
4.13% 06/15/26 - 11/15/32	2,725,000	2,690,059
4.25% 10/15/25 - 02/28/31	2,000,000	1,985,224
4.25% 06/30/29 - 06/30/31 (g)	500,000	497,621
4.38% 08/15/26 - 05/15/34	1,350,000	1,348,429
4.50% 03/31/26 - 11/15/33	575,000	578,065
4.63% 03/15/26 - 05/31/31	1,450,000	1,458,714
4.63% 06/30/26 (g)	250,000	249,551
4.88% 11/30/25 - 10/31/30	1,100,000	1,116,868
5.00% 09/30/25 - 10/31/25	600,000	599,902
		100,810,093
Agency Mortgage Backed - 2.6%
Federal Home Loan Banks
1.88% 09/11/26	325,000	305,626
3.25% 11/16/28	125,000	119,258
Federal Home Loan Mortgage Corp.
1.50% 04/01/37 - 11/01/51	724,487	549,547
2.00% 09/01/50 - 11/01/51	1,053,555	828,850
2.50% 07/01/28 - 05/01/52	1,807,281	1,488,521
3.00% 07/01/30 - 06/01/51	1,295,417	1,160,205
3.50% 03/01/26 - 08/01/49	781,671	710,476
	Principal Amount	Fair Value
4.00% 06/01/42 - 08/01/48	$359,053	$336,183
4.50% 05/01/42 - 05/01/53	455,469	430,591
5.00% 10/01/52 - 07/01/53	489,158	474,202
5.50% 01/01/38 - 07/01/53	297,070	296,079
6.00% 06/01/37 - 11/01/53	182,328	186,528
6.25% 07/15/32	150,000	167,981
6.50% 10/01/53 - 12/01/53	368,716	377,388
Federal National Mortgage Association
1.50% 04/01/36 - 03/01/51	1,126,795	931,111
2.00% 11/01/35 - 03/01/52	6,100,246	4,916,105
2.13% 04/24/26	200,000	190,839
2.50% 09/01/28 - 03/01/52	3,208,443	2,692,223
3.00% 04/01/30 - 05/01/52	1,774,644	1,570,102
3.50% 01/01/27 - 02/01/50	1,065,929	966,458
4.00% 10/01/41 - 08/01/52	1,231,994	1,146,180
4.50% 10/01/40 - 09/01/49	347,637	335,260
5.00% 12/01/39 - 02/01/53	340,505	331,473
5.50% 12/01/35 - 07/01/53	743,754	743,558
6.00% 03/01/34 - 07/01/53	603,821	621,055
6.50% 11/01/53 - 12/01/53	182,798	185,965
7.00% 11/01/53	107,154	110,130
Government National Mortgage Association
2.00% 10/20/50 - 04/20/52	1,386,411	1,123,176
2.50% 07/20/50 - 04/20/52	1,440,409	1,213,198
3.00% 10/15/42 - 06/20/52	1,055,872	930,377
3.50% 11/20/43 - 08/20/49	792,078	721,822
4.00% 12/20/40 - 09/20/46	531,507	503,202
4.50% 05/20/40 - 01/20/53	472,785	453,931
5.00% 08/15/41 - 01/20/53	559,445	555,867
5.50% 08/20/53	243,657	241,700
Government National Mortgage Association, TBA
6.00% 07/20/54 (g)	250,001	251,026
Tennessee Valley Authority
3.50% 12/15/42	100,000	82,132
		28,248,325
Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.48% 04/25/30	69,643	58,392
1.56% 04/25/30	40,000	33,645
1.87% 01/25/30	58,333	50,240
3.90% 04/25/28	100,000	96,652
4.35% 01/25/33 (h)	100,000	96,739
5.15% 12/25/33	100,000	102,377

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	75

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association-ACES
1.27% 07/25/30 (b)	$80,000	$65,491
1.51% 03/25/31 (b)(h)	145,000	117,403
1.72% 10/25/31 (h)	100,000	80,889
3.16% 06/25/27 (h)	166,104	158,025
		859,853
Asset Backed - 0.1%
American Express Credit Account Master Trust
4.87% 05/15/28 (b)	100,000	99,567
CarMax Auto Owner Trust
5.28% 05/15/28 (b)	36,000	35,957
Carvana Auto Receivables Trust
1.64% 12/10/27 (b)	150,000	141,022
Discover Card Execution Note Trust
1.03% 09/15/28 (b)	81,000	74,070
Honda Auto Receivables Owner Trust
5.41% 02/18/28 (b)	61,000	61,085
Toyota Auto Receivables Owner Trust
4.71% 02/15/28 (b)	100,000	99,010
Verizon Master Trust
1.53% 07/20/28 (b)	100,000	97,768
		608,479
Corporate Notes - 2.6%
3M Co.
3.38% 03/01/29	25,000	23,196
AbbVie, Inc.
2.95% 11/21/26	25,000	23,822
3.20% 05/14/26	50,000	48,295
4.25% 11/14/28 - 11/21/49	60,000	52,089
4.85% 06/15/44	50,000	46,303
4.88% 11/14/48	25,000	22,960
Advocate Health & Hospitals Corp.
3.39% 10/15/49	25,000	18,250
AEP Texas, Inc.
3.45% 05/15/51	35,000	23,034
Agilent Technologies, Inc.
2.75% 09/15/29	25,000	22,305
Agree LP
4.80% 10/01/32	15,000	14,065
Air Lease Corp.
3.25% 10/01/29	100,000	90,511
	Principal Amount	Fair Value
Air Products & Chemicals, Inc.
2.05% 05/15/30	$10,000	$8,568
2.70% 05/15/40	25,000	17,857
Alabama Power Co.
3.45% 10/01/49	50,000	35,482
Albemarle Corp.
5.05% 06/01/32	25,000	24,017
Alexandria Real Estate Equities, Inc.
4.85% 04/15/49	50,000	42,293
Alibaba Group Holding Ltd.
4.00% 12/06/37	100,000	84,866
Allegion PLC
3.50% 10/01/29	15,000	13,832
Allina Health System
2.90% 11/15/51	10,000	6,510
Ally Financial, Inc.
8.00% 11/01/31	50,000	55,229
Alphabet, Inc.
0.80% 08/15/27	50,000	44,553
2.25% 08/15/60	25,000	13,819
Altria Group, Inc.
3.70% 02/04/51	50,000	33,677
5.80% 02/14/39	65,000	64,952
Amazon.com, Inc.
3.15% 08/22/27	50,000	47,494
3.30% 04/13/27	25,000	23,977
3.95% 04/13/52	25,000	20,126
4.10% 04/13/62	25,000	19,991
4.25% 08/22/57	50,000	41,882
America Movil SAB de CV
6.13% 03/30/40	100,000	103,660
American Airlines Pass-Through Trust
3.15% 08/15/33	39,150	34,817
American Express Co. (4.42% fixed rate until 08/03/32; 1.76% + SOFR thereafter)
4.42% 08/03/33 (h)	50,000	47,186
American Express Co. (5.10% fixed rate until 02/16/27; 1.00% + SOFR thereafter)
5.10% 02/16/28 (h)	100,000	99,568
American Homes 4 Rent LP
3.63% 04/15/32	20,000	17,468
American Honda Finance Corp.
5.65% 11/15/28	100,000	102,452
American Tower Corp.
3.13% 01/15/27	50,000	47,389

See Notes to Schedule of Investments and Notes to Financial Statements.
76	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
4.05% 03/15/32	$10,000	$9,144
American Water Capital Corp.
3.45% 06/01/29	50,000	46,548
Ameriprise Financial, Inc.
4.50% 05/13/32	10,000	9,626
Amgen, Inc.
3.35% 02/22/32	30,000	26,616
4.20% 03/01/33	25,000	23,157
4.56% 06/15/48	50,000	42,278
5.65% 06/15/42	100,000	98,943
Amphenol Corp.
4.35% 06/01/29	25,000	24,242
Analog Devices, Inc.
3.50% 12/05/26	75,000	72,358
Anheuser-Busch InBev Worldwide, Inc.
4.00% 04/13/28	55,000	53,452
5.80% 01/23/59	50,000	52,052
8.00% 11/15/39	50,000	63,225
Aon Corp./Aon Global Holdings PLC
2.05% 08/23/31	50,000	40,357
2.60% 12/02/31	35,000	29,165
Appalachian Power Co.
4.50% 08/01/32	45,000	41,572
Apple, Inc.
0.55% 08/20/25	50,000	47,477
1.70% 08/05/31	50,000	40,890
4.00% 05/10/28	150,000	146,874
4.10% 08/08/62	25,000	20,221
Applied Materials, Inc.
1.75% 06/01/30	75,000	63,148
Aptiv PLC/Aptiv Corp.
4.15% 05/01/52	15,000	11,161
Arch Capital Finance LLC
5.03% 12/15/46	50,000	45,300
Archer-Daniels-Midland Co.
4.02% 04/16/43	50,000	40,024
ARES Capital Corp.
5.88% 03/01/29 (b)	100,000	98,437
Arizona Public Service Co.
4.25% 03/01/49	25,000	19,516
Ascension Health
3.95% 11/15/46	50,000	41,711
Asian Development Bank
1.88% 01/24/30	75,000	65,517
3.13% 09/26/28	25,000	23,710
6.22% 08/15/27	200,000	207,682
	Principal Amount	Fair Value
Asian Infrastructure Investment Bank
3.75% 09/14/27	$100,000	$97,413
Assurant, Inc.
4.90% 03/27/28	50,000	49,222
AstraZeneca PLC
4.00% 01/17/29	20,000	19,266
6.45% 09/15/37	50,000	55,639
AT&T, Inc.
2.25% 02/01/32	100,000	81,155
3.50% 06/01/41	50,000	38,251
3.55% 09/15/55	75,000	50,535
4.75% 05/15/46	50,000	43,283
Athene Holding Ltd.
3.50% 01/15/31	10,000	8,853
Atmos Energy Corp.
4.30% 10/01/48	50,000	41,105
5.45% 10/15/32	15,000	15,192
Australia & New Zealand Banking Group Ltd.
3.70% 11/16/25	50,000	49,008
Automatic Data Processing, Inc.
1.70% 05/15/28	20,000	17,852
AutoNation, Inc.
2.40% 08/01/31	50,000	40,205
AutoZone, Inc.
3.75% 04/18/29	50,000	47,079
AvalonBay Communities, Inc.
2.05% 01/15/32	35,000	28,632
3.90% 10/15/46	50,000	38,969
Baltimore Gas & Electric Co.
4.55% 06/01/52	5,000	4,174
Banco Santander SA (4.18% fixed rate until 03/24/27; 2.00% + 1 yr. CMT thereafter)
4.18% 03/24/28 (h)	100,000	96,362
Bank of America Corp.
4.18% 11/25/27	50,000	48,264
5.00% 01/21/44	50,000	47,150
6.11% 01/29/37	100,000	103,914
Bank of America Corp. (2.57% fixed rate until 10/20/31; 1.21% + SOFR thereafter)
2.57% 10/20/32 (h)	25,000	20,736

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	77

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.45% + 3 mo. Term SOFR thereafter)
2.88% 10/22/30 (h)	$100,000	$89,026
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.44% + 3 mo. Term SOFR thereafter)
3.19% 07/23/30 (h)	50,000	45,378
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42% 12/20/28 (h)	107,000	100,592
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24% 04/24/38 (h)	50,000	44,221
Bank of America Corp. (4.38% fixed rate until 04/27/27; 1.58% + SOFR thereafter)
4.38% 04/27/28 (h)	50,000	48,801
Bank of America Corp. (4.83% fixed rate until 07/22/25; 1.75% + SOFR thereafter)
4.83% 07/22/26 (h)	150,000	148,537
Bank of Montreal
4.70% 09/14/27 (b)	25,000	24,673
Bank of New York Mellon Corp.
2.50% 01/26/32	25,000	20,917
3.85% 04/26/29	25,000	23,930
Bank of New York Mellon Corp. (4.41% fixed rate until 07/24/25; 1.35% + SOFR thereafter)
4.41% 07/24/26 (h)	100,000	98,862
Bank of Nova Scotia
1.95% 02/02/27	25,000	23,059
2.95% 03/11/27	50,000	47,176
4.50% 12/16/25	75,000	73,825
Banner Health
2.34% 01/01/30	75,000	65,080
Barclays PLC (3.56% fixed rate until 09/23/30; 2.90% + 5 yr. CMT thereafter)
3.56% 09/23/35 (h)	100,000	85,930
	Principal Amount	Fair Value
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97% 05/16/29 (h)	$100,000	$97,856
BAT Capital Corp.
3.98% 09/25/50	25,000	17,598
4.39% 08/15/37	50,000	42,185
BAT International Finance PLC
5.93% 02/02/29	100,000	102,341
Baxalta, Inc.
5.25% 06/23/45	75,000	70,494
Becton Dickinson & Co.
3.70% 06/06/27	66,000	63,520
4.30% 08/22/32	10,000	9,373
Bell Telephone Co. of Canada or Bell Canada
4.30% 07/29/49	30,000	24,320
Berkshire Hathaway Finance Corp.
2.88% 03/15/32	25,000	21,876
BHP Billiton Finance USA Ltd.
6.42% 03/01/26	50,000	50,895
Black Hills Corp.
4.35% 05/01/33	30,000	26,953
BlackRock, Inc.
2.40% 04/30/30	20,000	17,459
Boardwalk Pipelines LP
3.60% 09/01/32	25,000	21,559
Boeing Co.
2.20% 02/04/26	100,000	94,061
3.75% 02/01/50	75,000	49,209
5.71% 05/01/40	50,000	46,168
Boston Properties LP
3.40% 06/21/29	50,000	44,444
Boston Scientific Corp.
4.55% 03/01/39	50,000	46,589
BP Capital Markets America, Inc.
2.72% 01/12/32	35,000	29,773
2.77% 11/10/50	25,000	15,388
3.94% 09/21/28	25,000	23,987
4.23% 11/06/28	50,000	48,476
Brighthouse Financial, Inc.
3.85% 12/22/51	50,000	31,747
Bristol-Myers Squibb Co.
3.40% 07/26/29	17,000	15,840
3.55% 03/15/42	15,000	11,657
4.13% 06/15/39	15,000	13,013

See Notes to Schedule of Investments and Notes to Financial Statements.
78	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
5.65% 02/22/64	$100,000	$97,711
British Telecommunications PLC
9.63% 12/15/30	50,000	61,051
Broadcom, Inc.
3.50% 02/15/41 (f)	50,000	38,310
Brookfield Finance, Inc.
3.90% 01/25/28	50,000	47,697
Brown & Brown, Inc.
4.20% 03/17/32	15,000	13,698
Burlington Northern Santa Fe LLC
5.40% 06/01/41	50,000	49,384
California Institute of Technology
3.65% 09/01/19	20,000	13,307
Camden Property Trust
3.35% 11/01/49	10,000	6,995
4.10% 10/15/28	10,000	9,602
Campbell Soup Co.
2.38% 04/24/30	15,000	12,921
Canadian Imperial Bank of Commerce
3.60% 04/07/32	10,000	8,848
3.95% 08/04/25	25,000	24,581
Canadian National Railway Co.
3.85% 08/05/32	25,000	23,071
Canadian Pacific Railway Co.
2.05% 03/05/30	20,000	17,067
4.70% 05/01/48	50,000	43,351
Capital One Financial Corp.
4.20% 10/29/25	75,000	73,411
Capital One Financial Corp. (2.62% fixed rate until 11/02/31; 1.27% + SOFR thereafter)
2.62% 11/02/32 (h)	25,000	20,331
Capital One Financial Corp. (5.25% fixed rate until 07/26/29; 2.60% + SOFR thereafter)
5.25% 07/26/30 (h)	50,000	49,057
Carlisle Cos., Inc.
2.20% 03/01/32	50,000	40,247
Carrier Global Corp.
2.49% 02/15/27	15,000	14,045
3.58% 04/05/50	25,000	18,156
Caterpillar Financial Services Corp.
3.60% 08/12/27	50,000	48,113
	Principal Amount	Fair Value
Caterpillar, Inc.
3.25% 04/09/50	$25,000	$17,806
CDW LLC/CDW Finance Corp.
2.67% 12/01/26	70,000	65,486
Celanese U.S. Holdings LLC
6.17% 07/15/27	25,000	25,373
Celulosa Arauco y Constitucion SA
3.88% 11/02/27	100,000	93,545
Cencora, Inc.
3.45% 12/15/27	50,000	47,306
Centene Corp.
4.63% 12/15/29	125,000	118,152
CenterPoint Energy Houston Electric LLC
4.45% 10/01/32	50,000	47,309
Charles Schwab Corp.
4.63% 03/22/30	50,000	49,165
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80% 04/01/31	65,000	53,151
3.70% 04/01/51	25,000	15,261
4.91% 07/23/25	12,000	11,898
5.25% 04/01/53	25,000	19,642
Chubb INA Holdings LLC
4.35% 11/03/45	50,000	43,180
Church & Dwight Co., Inc.
5.00% 06/15/52	25,000	23,213
Cigna Group
2.40% 03/15/30	15,000	12,980
4.38% 10/15/28	40,000	38,839
4.50% 02/25/26	50,000	49,289
4.80% 08/15/38	30,000	27,559
Cisco Systems, Inc.
2.50% 09/20/26	25,000	23,762
5.90% 02/15/39	50,000	53,123
Citigroup, Inc.
3.70% 01/12/26	150,000	146,110
4.30% 11/20/26	100,000	97,622
Citigroup, Inc. (2.52% fixed rate until 11/03/31; 1.18% + SOFR thereafter)
2.52% 11/03/32 (h)	35,000	28,789
Citigroup, Inc. (3.06% fixed rate until 01/25/32; 1.35% + SOFR thereafter)
3.06% 01/25/33 (h)	50,000	42,401

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	79

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (h)	$50,000	$44,569
Citigroup, Inc. (4.08% fixed rate until 04/23/28; 1.45% + 3 mo. Term SOFR thereafter)
4.08% 04/23/29 (h)	75,000	71,878
Citigroup, Inc. (4.91% fixed rate until 05/24/32; 2.09% + SOFR thereafter)
4.91% 05/24/33 (h)	50,000	48,071
Citizens Financial Group, Inc. (5.64% fixed rate until 05/21/32; 2.75% + 5 yr. CMT thereafter)
5.64% 05/21/37 (h)	50,000	46,402
CME Group, Inc.
2.65% 03/15/32	20,000	17,148
Coca-Cola Co.
1.00% 03/15/28	100,000	87,758
2.50% 06/01/40	45,000	31,568
Colgate-Palmolive Co.
3.25% 08/15/32	15,000	13,405
Comcast Corp.
2.94% 11/01/56	100,000	60,331
3.38% 08/15/25	50,000	48,983
3.55% 05/01/28	50,000	47,485
4.60% 10/15/38	30,000	27,305
6.50% 11/15/35	50,000	54,604
Comerica, Inc.
4.00% 02/01/29	50,000	45,855
Commonwealth Edison Co.
4.60% 08/15/43	100,000	87,287
Conagra Brands, Inc.
5.40% 11/01/48	75,000	69,046
ConocoPhillips
6.50% 02/01/39	50,000	54,997
Consolidated Edison Co. of New York, Inc.
3.60% 06/15/61	100,000	68,681
Constellation Brands, Inc.
3.50% 05/09/27	25,000	23,864
3.75% 05/01/50	5,000	3,683
4.35% 05/09/27	50,000	48,804
5.25% 11/15/48	15,000	13,967
Consumers Energy Co.
4.05% 05/15/48	50,000	40,655
	Principal Amount	Fair Value
Cooperatieve Rabobank UA
5.75% 12/01/43	$100,000	$98,556
Corning, Inc.
3.90% 11/15/49	25,000	18,742
Corp. Andina de Fomento
2.25% 02/08/27	50,000	46,503
Crown Castle, Inc.
1.35% 07/15/25	50,000	47,840
2.90% 03/15/27	25,000	23,467
3.80% 02/15/28	25,000	23,688
CSX Corp.
6.22% 04/30/40	75,000	80,314
CubeSmart LP
4.38% 02/15/29	15,000	14,372
CVS Health Corp.
3.88% 07/20/25	50,000	49,098
5.05% 03/25/48	150,000	129,264
Darden Restaurants, Inc.
4.55% 02/15/48	15,000	12,197
Dayton Power & Light Co.
3.95% 06/15/49	15,000	10,930
Deere & Co.
7.13% 03/03/31	75,000	84,586
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55% 09/18/31 (h)	100,000	87,936
Deutsche Telekom International Finance BV
8.75% 06/15/30	50,000	58,278
Devon Energy Corp.
5.00% 06/15/45	25,000	21,301
DH Europe Finance II SARL
2.60% 11/15/29	75,000	66,878
3.40% 11/15/49	25,000	17,978
Diamondback Energy, Inc.
4.40% 03/24/51	25,000	19,927
5.40% 04/18/34	75,000	74,239
Dollar General Corp.
4.13% 05/01/28	25,000	24,068
Dominion Energy, Inc.
4.25% 06/01/28	50,000	48,294
4.70% 12/01/44	50,000	42,317
Dow Chemical Co.
2.10% 11/15/30	100,000	84,335
Duke Energy Corp.
4.85% 01/05/27	50,000	49,609

See Notes to Schedule of Investments and Notes to Financial Statements.
80	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Duke Energy Corp. (3.25% fixed rate until 01/15/27; 2.32% + 5 yr. CMT thereafter)
3.25% 01/15/82 (h)	$25,000	$22,449
Duke Energy Florida LLC
6.35% 09/15/37	200,000	212,394
DuPont de Nemours, Inc.
5.32% 11/15/38	9,000	9,250
5.42% 11/15/48	40,000	41,436
Eagle Materials, Inc.
2.50% 07/01/31	25,000	21,128
Ecolab, Inc.
2.13% 02/01/32	25,000	20,523
Edison International
5.75% 06/15/27	100,000	100,950
Elevance Health, Inc.
4.10% 05/15/32	25,000	23,194
4.65% 01/15/43	50,000	44,121
Eli Lilly & Co.
2.25% 05/15/50	50,000	29,170
3.38% 03/15/29	13,000	12,283
Emera U.S. Finance LP
3.55% 06/15/26	60,000	57,517
Emory University
2.14% 09/01/30	40,000	34,094
Enbridge Energy Partners LP
5.88% 10/15/25	75,000	75,176
Enel Chile SA
4.88% 06/12/28	25,000	24,172
Energy Transfer LP
4.95% 05/15/28	60,000	59,119
6.00% 06/15/48	50,000	48,246
6.50% 02/01/42	50,000	51,800
Enstar Group Ltd.
3.10% 09/01/31	10,000	8,260
Entergy Arkansas LLC
2.65% 06/15/51	100,000	58,075
Enterprise Products Operating LLC
4.45% 02/15/43	42,000	36,048
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.83% + 3 mo. Term SOFR thereafter)
5.38% 02/15/78 (h)	50,000	46,725
Equifax, Inc.
5.10% 12/15/27	25,000	24,905
	Principal Amount	Fair Value
ERP Operating LP
4.50% 07/01/44	$75,000	$63,519
Essential Utilities, Inc.
2.70% 04/15/30	25,000	21,733
Estee Lauder Cos., Inc.
2.38% 12/01/29	20,000	17,544
3.13% 12/01/49	30,000	20,037
European Bank for Reconstruction & Development
4.25% 03/13/34	50,000	48,948
European Investment Bank
0.38% 12/15/25 - 03/26/26	150,000	139,426
2.75% 08/15/25	20,000	19,499
4.75% 06/15/29	100,000	101,296
Eversource Energy
5.45% 03/01/28	100,000	100,314
Expedia Group, Inc.
3.80% 02/15/28	75,000	71,385
Extra Space Storage LP
3.90% 04/01/29	5,000	4,704
Exxon Mobil Corp.
2.28% 08/16/26	50,000	47,286
3.04% 03/01/26	50,000	48,365
Fairfax Financial Holdings Ltd.
4.63% 04/29/30	25,000	23,831
Federal Realty OP LP
3.20% 06/15/29	50,000	45,346
Fidelity National Financial, Inc.
4.50% 08/15/28	25,000	24,231
Fifth Third Bancorp (1.71% fixed rate until 11/01/26; 0.69% + SOFR thereafter)
1.71% 11/01/27 (h)	25,000	22,913
Fifth Third Bancorp (4.77% fixed rate until 07/28/29; 2.13% + SOFR thereafter)
4.77% 07/28/30 (h)	25,000	24,045
Fiserv, Inc.
5.15% 03/15/27	100,000	100,061
Flex Ltd.
4.88% 06/15/29	25,000	24,213
Florida Power & Light Co.
2.88% 12/04/51	100,000	63,516
4.13% 02/01/42	50,000	42,153
5.95% 02/01/38	25,000	26,253
Ford Motor Credit Co. LLC
7.35% 03/06/30	200,000	211,636

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	81

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Fortune Brands Innovations, Inc.
4.00% 03/25/32	$25,000	$22,700
Freeport-McMoRan, Inc.
4.63% 08/01/30	25,000	24,067
GATX Corp.
3.50% 03/15/28	25,000	23,446
4.90% 03/15/33	25,000	23,917
General Dynamics Corp.
4.25% 04/01/40	25,000	21,927
General Mills, Inc.
2.88% 04/15/30	75,000	66,489
General Motors Co.
5.60% 10/15/32	125,000	125,025
General Motors Financial Co., Inc.
5.00% 04/09/27	15,000	14,849
Georgetown University
2.94% 04/01/50	10,000	6,709
Georgia Power Co.
4.70% 05/15/32	25,000	24,149
Gilead Sciences, Inc.
3.65% 03/01/26	75,000	72,942
5.65% 12/01/41	50,000	50,253
Global Payments, Inc.
5.40% 08/15/32	25,000	24,509
Globe Life, Inc.
4.80% 06/15/32	15,000	13,815
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31	50,000	44,840
5.38% 04/15/26	20,000	19,840
5.75% 06/01/28	10,000	10,024
Goldman Sachs Group, Inc.
3.75% 02/25/26	100,000	97,453
6.25% 02/01/41	50,000	53,109
6.75% 10/01/37	100,000	107,977
Goldman Sachs Group, Inc. (2.65% fixed rate until 10/21/31; 1.26% + SOFR thereafter)
2.65% 10/21/32 (h)	30,000	24,949
Goldman Sachs Group, Inc. (4.39% fixed rate until 06/15/26; 1.51% + SOFR thereafter)
4.39% 06/15/27 (h)	15,000	14,706
Hasbro, Inc.
3.90% 11/19/29	50,000	46,126
	Principal Amount	Fair Value
HCA, Inc.
5.38% 09/01/26	$100,000	$99,750
Hess Corp.
5.80% 04/01/47	75,000	75,932
Highwoods Realty LP
4.20% 04/15/29	25,000	22,885
Home Depot, Inc.
1.88% 09/15/31	20,000	16,290
2.75% 09/15/51	50,000	31,137
3.00% 04/01/26	50,000	48,199
3.25% 04/15/32	20,000	17,740
4.20% 04/01/43	50,000	42,390
4.50% 09/15/32	15,000	14,545
Honeywell International, Inc.
5.38% 03/01/41	50,000	49,704
Host Hotels & Resorts LP
3.38% 12/15/29	50,000	44,643
HP, Inc.
4.20% 04/15/32	25,000	23,160
5.50% 01/15/33	15,000	15,102
6.00% 09/15/41	37,000	37,794
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 mo. Term SOFR thereafter)
4.29% 09/12/26 (h)	50,000	49,118
HSBC Holdings PLC (7.39% fixed rate until 11/03/27; 3.35% + SOFR thereafter)
7.39% 11/03/28 (h)	250,000	264,400
Hubbell, Inc.
3.50% 02/15/28	50,000	47,208
Huntington Bancshares, Inc. (5.02% fixed rate until 05/17/32; 2.05% + SOFR thereafter)
5.02% 05/17/33 (h)	35,000	33,097
Huntsman International LLC
4.50% 05/01/29	20,000	18,947
Hyatt Hotels Corp.
5.75% 04/23/30	25,000	25,398
IDEX Corp.
3.00% 05/01/30	10,000	8,827
Illinois Tool Works, Inc.
2.65% 11/15/26	50,000	47,565
Indiana University Health, Inc. Obligated Group
2.85% 11/01/51	15,000	9,851
ING Groep NV
4.05% 04/09/29	50,000	47,491

See Notes to Schedule of Investments and Notes to Financial Statements.
82	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Intel Corp.
2.45% 11/15/29	$25,000	$21,979
4.15% 08/05/32	25,000	23,402
4.60% 03/25/40	50,000	45,104
4.90% 08/05/52	25,000	22,035
Inter-American Development Bank
1.13% 01/13/31	75,000	60,916
Intercontinental Exchange, Inc.
3.00% 06/15/50	15,000	9,738
4.60% 03/15/33	15,000	14,322
International Bank for Reconstruction & Development
1.25% 02/10/31	150,000	122,653
2.50% 07/29/25	100,000	97,306
3.13% 06/15/27	50,000	47,991
International Business Machines Corp.
4.00% 06/20/42	50,000	40,862
6.22% 08/01/27	100,000	103,249
International Finance Corp.
0.38% 07/16/25	100,000	95,241
International Flavors & Fragrances, Inc.
5.00% 09/26/48	15,000	12,889
Interpublic Group of Cos., Inc.
4.65% 10/01/28	10,000	9,777
Interstate Power & Light Co.
6.25% 07/15/39	75,000	77,849
Invitation Homes Operating Partnership LP
2.70% 01/15/34	15,000	11,826
Jabil, Inc.
4.25% 05/15/27	15,000	14,522
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
5.13% 02/01/28	50,000	49,408
5.75% 04/01/33	26,000	25,857
6.50% 12/01/52	15,000	14,912
Jefferies Financial Group, Inc.
2.75% 10/15/32	35,000	27,972
John Deere Capital Corp.
2.35% 03/08/27	25,000	23,381
Johnson & Johnson
1.30% 09/01/30	75,000	61,874
3.40% 01/15/38	25,000	20,989
	Principal Amount	Fair Value
JPMorgan Chase & Co.
3.63% 12/01/27	$100,000	$95,670
6.40% 05/15/38	100,000	110,528
JPMorgan Chase & Co. (2.95% fixed rate until 02/24/27; 1.17% + SOFR thereafter)
2.95% 02/24/28 (h)	30,000	28,260
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90% 01/23/49 (h)	25,000	19,703
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.59% + 3 mo. Term SOFR thereafter)
4.45% 12/05/29 (h)	50,000	48,518
JPMorgan Chase & Co. (4.59% fixed rate until 04/26/32; 1.80% + SOFR thereafter)
4.59% 04/26/33 (h)	40,000	38,058
JPMorgan Chase & Co. (5.30% fixed rate until 07/24/28; 1.45% + SOFR thereafter)
5.30% 07/24/29 (h)	100,000	100,349
JPMorgan Chase & Co. (5.72% fixed rate until 09/14/32; 2.58% + SOFR thereafter)
5.72% 09/14/33 (h)	75,000	76,481
JPMorgan Chase & Co. (5.77% fixed rate until 04/22/34; 1.49% + SOFR thereafter)
5.77% 04/22/35 (h)	75,000	76,990
Kaiser Foundation Hospitals
3.00% 06/01/51	70,000	46,766
Kellanova
4.50% 04/01/46	50,000	41,713
Kemper Corp.
3.80% 02/23/32	25,000	21,410
Kennametal, Inc.
4.63% 06/15/28	25,000	24,396
Kentucky Utilities Co.
4.38% 10/01/45	40,000	33,294
Keurig Dr Pepper, Inc.
4.05% 04/15/32	35,000	32,493
Keysight Technologies, Inc.
3.00% 10/30/29	25,000	22,273

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	83

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Kimco Realty OP LLC
4.60% 02/01/33	$25,000	$23,448
KLA Corp.
4.95% 07/15/52	25,000	23,267
Kraft Heinz Foods Co.
6.88% 01/26/39	50,000	55,482
Kreditanstalt fuer Wiederaufbau
0.38% 07/18/25	50,000	47,599
0.75% 09/30/30	75,000	60,134
3.88% 06/15/28	150,000	146,626
5.13% 09/29/25	100,000	100,061
Kroger Co.
3.95% 01/15/50	50,000	38,528
4.50% 01/15/29	25,000	24,524
L3Harris Technologies, Inc.
4.85% 04/27/35	40,000	37,966
Lear Corp.
4.25% 05/15/29	25,000	23,817
Lennar Corp.
5.25% 06/01/26	100,000	99,729
Lloyds Banking Group PLC
4.65% 03/24/26	50,000	49,067
Lockheed Martin Corp.
3.80% 03/01/45	25,000	19,887
4.15% 06/15/53	45,000	36,380
4.70% 05/15/46	50,000	45,003
Lowe's Cos., Inc.
1.70% 10/15/30	45,000	36,735
2.63% 04/01/31	25,000	21,344
3.00% 10/15/50	30,000	18,781
3.38% 09/15/25	30,000	29,270
4.25% 04/01/52	50,000	39,306
4.65% 04/15/42	25,000	21,832
M&T Bank Corp. (4.55% fixed rate until 08/16/27; 1.78% + SOFR thereafter)
4.55% 08/16/28 (h)	15,000	14,357
Manulife Financial Corp.
3.70% 03/16/32	50,000	45,548
Marathon Petroleum Corp.
4.50% 04/01/48	25,000	20,117
Markel Group, Inc.
3.50% 11/01/27	50,000	47,380
Marriott International, Inc.
3.75% 10/01/25	50,000	48,945
Martin Marietta Materials, Inc.
3.50% 12/15/27	50,000	47,511
	Principal Amount	Fair Value
Marvell Technology, Inc.
1.65% 04/15/26	$25,000	$23,393
Mastercard, Inc.
2.95% 11/21/26	50,000	47,718
McDonald's Corp.
3.50% 07/01/27	25,000	23,957
3.63% 09/01/49	55,000	39,898
4.60% 09/09/32	35,000	33,833
Merck & Co., Inc.
3.70% 02/10/45	50,000	39,230
6.50% 12/01/33	100,000	111,118
Meta Platforms, Inc.
4.45% 08/15/52	75,000	64,668
MetLife, Inc.
4.13% 08/13/42	25,000	20,728
5.00% 07/15/52	30,000	27,338
6.50% 12/15/32	50,000	54,401
Micron Technology, Inc.
4.66% 02/15/30	75,000	72,642
Microsoft Corp.
2.50% 09/15/50	50,000	31,475
2.68% 06/01/60	50,000	30,399
3.45% 08/08/36	48,000	41,849
4.25% 02/06/47	50,000	45,741
Mitsubishi UFJ Financial Group, Inc.
4.05% 09/11/28	100,000	96,472
4.15% 03/07/39	25,000	22,080
Moody's Corp.
3.25% 05/20/50	50,000	34,187
Morgan Stanley
4.00% 07/23/25	95,000	93,576
4.35% 09/08/26	50,000	48,898
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (h)	50,000	39,571
Morgan Stanley (2.51% fixed rate until 10/20/31; 1.20% + SOFR thereafter)
2.51% 10/20/32 (h)	75,000	62,046
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (h)	25,000	15,725
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.69% + 3 mo. Term SOFR thereafter)
4.46% 04/22/39 (h)	50,000	44,689

See Notes to Schedule of Investments and Notes to Financial Statements.
84	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Morgan Stanley (4.89% fixed rate until 07/20/32; 2.08% + SOFR thereafter)
4.89% 07/20/33 (h)	$60,000	$57,847
Morgan Stanley (6.14% fixed rate until 10/16/25; 1.77% + SOFR thereafter)
6.14% 10/16/26 (h)	100,000	100,670
Motorola Solutions, Inc.
5.60% 06/01/32	50,000	50,551
MPLX LP
5.50% 02/15/49	50,000	46,190
Nasdaq, Inc.
3.25% 04/28/50	20,000	13,324
National Fuel Gas Co.
4.75% 09/01/28	50,000	48,540
National Rural Utilities Cooperative Finance Corp.
1.35% 03/15/31	50,000	39,079
4.40% 11/01/48	10,000	8,345
NatWest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 mo. Term SOFR thereafter)
4.89% 05/18/29 (h)	100,000	97,785
New York & Presbyterian Hospital
2.26% 08/01/40	25,000	16,888
3.95% 08/01/19	35,000	25,164
NextEra Energy Capital Holdings, Inc.
3.50% 04/01/29	50,000	46,438
Nomura Holdings, Inc.
5.10% 07/03/25	50,000	49,678
Nordic Investment Bank
0.38% 09/11/25	75,000	70,965
Norfolk Southern Corp.
3.16% 05/15/55	50,000	31,697
3.70% 03/15/53	25,000	18,028
3.80% 08/01/28	30,000	28,719
3.94% 11/01/47	35,000	26,959
Northern Trust Corp.
1.95% 05/01/30	40,000	33,973
Northwell Healthcare, Inc.
3.81% 11/01/49	50,000	37,176
Northwestern University
3.66% 12/01/57	10,000	7,586
Novartis Capital Corp.
4.40% 05/06/44	50,000	44,554
	Principal Amount	Fair Value
Nucor Corp.
3.13% 04/01/32	$10,000	$8,655
NVIDIA Corp.
1.55% 06/15/28	50,000	44,562
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.13% 02/15/42	75,000	52,924
Oglethorpe Power Corp.
4.50% 04/01/47	15,000	12,191
OhioHealth Corp.
2.83% 11/15/41	25,000	18,114
Oklahoma Gas & Electric Co.
3.30% 03/15/30	50,000	45,365
Oncor Electric Delivery Co. LLC
4.15% 06/01/32	20,000	18,611
4.60% 06/01/52	50,000	42,509
ONE Gas, Inc.
4.50% 11/01/48	20,000	16,764
ONEOK Partners LP
6.13% 02/01/41	62,000	61,939
ONEOK, Inc.
4.35% 03/15/29	50,000	48,162
Oracle Corp.
3.25% 05/15/30	50,000	45,320
3.60% 04/01/40	50,000	38,431
3.85% 04/01/60	100,000	68,765
4.30% 07/08/34	75,000	68,311
4.50% 07/08/44	75,000	62,359
Orange SA
9.00% 03/01/31	50,000	59,646
ORIX Corp.
5.20% 09/13/32	50,000	50,110
Owens Corning
3.88% 06/01/30	25,000	23,279
Pacific Gas & Electric Co.
3.50% 08/01/50	50,000	32,715
4.40% 03/01/32	25,000	22,875
6.10% 01/15/29	100,000	102,353
PacifiCorp
6.25% 10/15/37	203,000	209,634
Paramount Global
4.95% 01/15/31	100,000	87,943
5.85% 09/01/43	25,000	19,637
Parker-Hannifin Corp.
4.00% 06/14/49	20,000	15,615
PeaceHealth Obligated Group
3.22% 11/15/50	25,000	16,511

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	85

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
PepsiCo, Inc.
3.45% 10/06/46	$25,000	$18,816
Pfizer Investment Enterprises Pte. Ltd.
4.75% 05/19/33	200,000	194,858
Pfizer, Inc.
4.13% 12/15/46	50,000	41,371
4.30% 06/15/43	50,000	43,142
Philip Morris International, Inc.
3.38% 08/15/29	50,000	46,217
3.88% 08/21/42	42,000	32,765
Phillips 66 Co.
3.15% 12/15/29	50,000	45,286
Pioneer Natural Resources Co.
1.13% 01/15/26	50,000	46,919
PNC Bank NA
3.10% 10/25/27	100,000	93,529
PNC Financial Services Group, Inc.
2.60% 07/23/26	50,000	47,347
PNC Financial Services Group, Inc. (4.63% fixed rate until 06/06/32; 1.85% + SOFR thereafter)
4.63% 06/06/33 (h)	25,000	23,168
President & Fellows of Harvard College
3.15% 07/15/46	50,000	36,843
Procter & Gamble Co.
5.55% 03/05/37	75,000	79,327
Progressive Corp.
4.20% 03/15/48	50,000	41,042
Prologis LP
2.25% 01/15/32	50,000	40,901
4.38% 02/01/29	65,000	63,317
Providence St. Joseph Health Obligated Group
3.93% 10/01/48	20,000	15,515
Prudential Financial, Inc. (6.00% fixed rate until 06/01/32; 3.23% + 5 yr. CMT thereafter)
6.00% 09/01/52 (h)	100,000	98,614
Public Service Co. of Colorado
3.70% 06/15/28	50,000	47,450
4.10% 06/15/48	30,000	22,928
Public Service Electric & Gas Co.
3.20% 08/01/49	40,000	27,550
	Principal Amount	Fair Value
QUALCOMM, Inc.
4.25% 05/20/32	$10,000	$9,558
4.65% 05/20/35	50,000	48,629
Realty Income Corp.
2.70% 02/15/32	30,000	24,943
3.10% 12/15/29	25,000	22,473
Regency Centers LP
4.13% 03/15/28	25,000	24,066
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	45,000	37,037
Reliance, Inc.
1.30% 08/15/25	55,000	52,344
RELX Capital, Inc.
4.00% 03/18/29	25,000	24,024
RenaissanceRe Holdings Ltd.
3.60% 04/15/29	25,000	23,081
Revvity, Inc.
2.25% 09/15/31	35,000	28,596
3.30% 09/15/29	15,000	13,650
Rio Tinto Finance USA Ltd.
5.20% 11/02/40	50,000	48,379
Rockwell Automation, Inc.
3.50% 03/01/29	45,000	42,492
Rogers Communications, Inc.
4.50% 03/15/42	10,000	8,461
7.50% 08/15/38	75,000	87,293
Royal Bank of Canada
3.88% 05/04/32	50,000	45,775
4.24% 08/03/27	50,000	48,668
RPM International, Inc.
4.25% 01/15/48	50,000	41,326
RTX Corp.
3.95% 08/16/25	15,000	14,745
4.13% 11/16/28	150,000	144,463
4.63% 11/16/48	15,000	12,875
Ryder System, Inc.
1.75% 09/01/26	15,000	13,880
4.30% 06/15/27	10,000	9,753
S&P Global, Inc.
3.70% 03/01/52	50,000	37,729
Sabra Health Care LP
3.90% 10/15/29	25,000	22,599
Safehold GL Holdings LLC
2.85% 01/15/32	25,000	20,540
Salesforce, Inc.
2.70% 07/15/41	50,000	34,942
3.05% 07/15/61	25,000	15,434

See Notes to Schedule of Investments and Notes to Financial Statements.
86	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
San Diego Gas & Electric Co.
5.55% 04/15/54	$50,000	$48,917
Sempra
3.80% 02/01/38	25,000	20,424
Shell International Finance BV
4.38% 05/11/45	50,000	42,694
6.38% 12/15/38	50,000	55,100
Snap-on, Inc.
3.10% 05/01/50	15,000	10,219
Sonoco Products Co.
3.13% 05/01/30	75,000	66,558
Southern California Edison Co.
3.45% 02/01/52	25,000	16,954
4.20% 03/01/29	25,000	23,899
Southern California Gas Co.
2.55% 02/01/30	50,000	43,531
Southwest Airlines Co.
3.00% 11/15/26	50,000	47,272
Southwest Gas Corp.
4.05% 03/15/32	15,000	13,576
Southwestern Electric Power Co.
3.25% 11/01/51	25,000	15,772
Starbucks Corp.
3.75% 12/01/47	35,000	25,977
3.80% 08/15/25	50,000	49,157
Stryker Corp.
4.63% 03/15/46	25,000	21,983
Sumitomo Mitsui Financial Group, Inc.
1.47% 07/08/25	50,000	48,006
2.14% 09/23/30	25,000	20,795
3.01% 10/19/26	100,000	94,958
3.35% 10/18/27	50,000	47,174
4.31% 10/16/28	25,000	24,387
Suncor Energy, Inc.
6.85% 06/01/39	50,000	53,850
Suzano Austria GmbH
3.75% 01/15/31	55,000	47,786
Synchrony Financial
3.95% 12/01/27	25,000	23,379
Sysco Corp.
3.25% 07/15/27	75,000	71,033
Tampa Electric Co.
4.30% 06/15/48	25,000	20,265
Tapestry, Inc.
3.05% 03/15/32	25,000	20,150
	Principal Amount	Fair Value
Target Corp.
4.50% 09/15/32	$25,000	$24,086
Teck Resources Ltd.
6.25% 07/15/41	25,000	24,985
Telefonica Emisiones SA
7.05% 06/20/36	50,000	54,464
TELUS Corp.
4.60% 11/16/48	50,000	41,779
Tennessee Gas Pipeline Co. LLC
7.00% 10/15/28	200,000	211,772
Texas Instruments, Inc.
3.65% 08/16/32	15,000	13,726
3.88% 03/15/39	50,000	43,638
Textron, Inc.
3.90% 09/17/29	50,000	46,906
Thermo Fisher Scientific, Inc.
1.75% 10/15/28	20,000	17,644
Time Warner Cable LLC
7.30% 07/01/38	50,000	50,564
Timken Co.
4.50% 12/15/28	20,000	19,398
T-Mobile USA, Inc.
3.60% 11/15/60	45,000	30,326
4.85% 01/15/29	100,000	98,762
Toronto-Dominion Bank
0.75% 09/11/25	50,000	47,320
1.95% 01/12/27	50,000	46,412
TotalEnergies Capital International SA
3.39% 06/29/60	50,000	33,504
Toyota Motor Credit Corp.
4.55% 09/20/27	25,000	24,687
Trane Technologies Financing Ltd.
4.50% 03/21/49	50,000	42,760
TransCanada PipeLines Ltd.
5.85% 03/15/36	150,000	150,843
Travelers Cos., Inc.
4.00% 05/30/47	50,000	40,322
Truist Bank
3.30% 05/15/26	100,000	95,811
Truist Financial Corp.
1.95% 06/05/30	25,000	20,686
Truist Financial Corp. (4.92% fixed rate until 07/28/32; 2.24% + SOFR thereafter)
4.92% 07/28/33 (h)	25,000	23,168
TWDC Enterprises 18 Corp.
3.00% 07/30/46	75,000	51,092

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	87

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Tyco Electronics Group SA
2.50% 02/04/32	$45,000	$37,912
Tyson Foods, Inc.
4.00% 03/01/26	15,000	14,648
4.88% 08/15/34	45,000	42,359
U.S. Bancorp
3.95% 11/17/25	50,000	49,056
U.S. Bancorp (4.55% fixed rate until 07/22/27; 1.66% + SOFR thereafter)
4.55% 07/22/28 (h)	25,000	24,444
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68% 01/23/35 (h)	100,000	100,468
UBS Group AG
4.88% 05/15/45	50,000	44,889
Unilever Capital Corp.
2.90% 05/05/27	50,000	47,400
Union Electric Co.
3.50% 03/15/29	25,000	23,548
3.65% 04/15/45	35,000	26,373
Union Pacific Corp.
2.80% 02/14/32	15,000	12,936
3.38% 02/14/42	10,000	7,685
3.55% 08/15/39	15,000	12,226
3.95% 08/15/59	20,000	15,031
4.95% 09/09/52	50,000	46,665
United Airlines Pass-Through Trust
5.88% 04/15/29	93,663	93,915
UnitedHealth Group, Inc.
3.88% 12/15/28	15,000	14,375
4.45% 12/15/48	10,000	8,546
5.20% 04/15/63	100,000	92,831
5.95% 02/15/41	50,000	52,248
6.88% 02/15/38	50,000	57,236
University of Notre Dame du Lac
3.39% 02/15/48	25,000	19,277
Vale Overseas Ltd.
6.88% 11/10/39	75,000	79,870
Valero Energy Corp.
6.63% 06/15/37	50,000	53,328
VeriSign, Inc.
2.70% 06/15/31	30,000	25,082
Verisk Analytics, Inc.
4.13% 03/15/29	60,000	57,698
Verizon Communications, Inc.
2.88% 11/20/50	50,000	31,448
	Principal Amount	Fair Value
3.88% 02/08/29 - 03/01/52	$105,000	$80,667
4.33% 09/21/28	84,000	81,669
Vodafone Group PLC
4.25% 09/17/50	75,000	58,513
W R Berkley Corp.
4.00% 05/12/50	20,000	15,287
Wachovia Corp.
5.50% 08/01/35	100,000	98,605
Walmart, Inc.
3.25% 07/08/29	40,000	37,549
4.50% 04/15/53	50,000	44,250
Walt Disney Co.
3.38% 11/15/26	50,000	48,084
3.60% 01/13/51	25,000	18,640
Warnermedia Holdings, Inc.
3.76% 03/15/27	75,000	71,140
4.28% 03/15/32	40,000	34,903
5.05% 03/15/42	15,000	12,190
5.39% 03/15/62	15,000	11,701
Waste Connections, Inc.
3.50% 05/01/29	50,000	46,724
Waste Management, Inc.
2.00% 06/01/29	25,000	21,841
Wells Fargo & Co.
4.15% 01/24/29	100,000	96,119
4.40% 06/14/46	50,000	40,361
Wells Fargo & Co. (4.90% fixed rate until 07/25/32; 2.10% + SOFR thereafter)
4.90% 07/25/33 (h)	60,000	57,759
Wells Fargo & Co. (5.01% fixed rate until 04/04/50; 4.50% + 3 mo. Term SOFR thereafter)
5.01% 04/04/51 (h)	125,000	113,957
Welltower OP LLC
4.13% 03/15/29	75,000	71,665
Western Digital Corp.
3.10% 02/01/32	30,000	24,399
Westlake Corp.
4.38% 11/15/47	50,000	40,442
Westpac Banking Corp.
1.95% 11/20/28	25,000	22,088
3.74% 08/26/25	50,000	49,142
Whirlpool Corp.
4.70% 05/14/32	15,000	14,269
Williams Cos., Inc.
5.75% 06/24/44	65,000	63,647
Wisconsin Electric Power Co.
4.30% 10/15/48	10,000	8,238

See Notes to Schedule of Investments and Notes to Financial Statements.
88	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Principal Amount	Fair Value
Wisconsin Public Service Corp.
3.30% 09/01/49	$20,000	$13,819
WP Carey, Inc.
3.85% 07/15/29	50,000	46,676
		27,714,863
Non-Agency Collateralized Mortgage Obligations - 0.1%
Bank
2.98% 11/15/62	50,000	44,400
3.01% 09/15/62	50,000	44,185
BBCMS Mortgage Trust
4.31% 12/15/51	50,000	47,643
Benchmark Mortgage Trust
2.58% 04/15/54	150,000	122,111
CSAIL Commercial Mortgage Trust
3.45% 09/15/50	150,000	138,619
GS Mortgage Securities Trust
3.97% 02/10/52	50,000	46,908
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	89,000	84,718
Morgan Stanley Capital I Trust
3.60% 12/15/49	150,000	140,306
UBS Commercial Mortgage Trust
4.07% 12/15/51	35,338	33,409
Wells Fargo Commercial Mortgage Trust
2.73% 02/15/53	100,000	87,665
		789,964
Sovereign Bonds - 0.1%
Chile Government International Bonds
3.86% 06/21/47	100,000	77,497
Export Development Canada
3.00% 05/25/27	50,000	47,803
Indonesia Government International Bonds
3.05% 03/12/51	100,000	67,589
4.75% 02/11/29	100,000	98,521
Israel Government International Bonds
3.88% 07/03/50	100,000	69,634
Japan Bank for International Cooperation
1.25% 01/21/31	150,000	121,489
2.88% 07/21/27	100,000	94,511
	Principal Amount	Fair Value
Korea International Bonds
1.75% 10/15/31	$100,000	$82,401
Mexico Government International Bonds
3.75% 01/11/28	100,000	94,452
4.75% 03/08/44	52,000	41,579
4.88% 05/19/33	100,000	92,132
6.05% 01/11/40	55,000	53,196
Panama Government International Bonds
3.87% 07/23/60	50,000	28,459
6.70% 01/26/36	75,000	72,986
Peru Government International Bonds
3.00% 01/15/34	29,000	23,570
3.23% 07/28/21	25,000	14,011
6.55% 03/14/37	47,000	50,323
Philippines Government International Bonds
2.95% 05/05/45	100,000	69,064
Republic of Poland Government International Bonds
5.13% 09/18/34	100,000	98,267
Svensk Exportkredit AB
4.38% 02/13/26	150,000	148,426
Uruguay Government International Bonds
5.10% 06/18/50	50,000	47,061
		1,492,971
Municipal Bonds and Notes - 0.0%*
Board of Regents of the University of Texas System, TX
4.79% 08/15/46	100,000	95,681
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, IL
6.90% 12/01/40	72,773	80,400
Regents of the University of California Medical Center Pooled Revenue, CA
6.58% 05/15/49	100,000	109,880
State of California, CA
2.50% 10/01/29	100,000	89,667
		375,628
Total Bonds and Notes (Cost $175,784,015)		160,900,176

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	89

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
	Number of Shares	Fair Value
Exchange Traded & Mutual Funds - 13.9%
SPDR Bloomberg High Yield Bond ETF (i)	975,282	$91,939,834
SPDR Portfolio Aggregate Bond ETF (i)	1,073,267	26,928,269
SPDR Portfolio Long Term Treasury ETF (i)	1,172,800	31,923,616
Total Exchange Traded & Mutual Funds (Cost $150,923,340)		150,791,719
Total Investments in Securities (Cost $958,194,795)		1,042,967,808
	Number of Shares	Fair Value
Short-Term Investments - 3.5%
State Street Institutional U.S. Government Money Market Fund - Class G Shares (i)(j) (Cost $37,671,997)	37,671,997	$37,671,997
Total Investments (Cost $995,866,792)		1,080,639,805
Other Assets and Liabilities, net - 0.2%		1,946,395
NET ASSETS - 100.0%		$1,082,586,200

Other Information:
The Fund had the following long futures contracts open at June 30, 2024:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index Futures	September 2024	40	$2,163,987	$2,176,421	$12,434
MSCI EAFE Mini Index Futures	September 2024	34	3,990,065	3,983,440	(6,625)
E-mini Russell 2000 Index Futures	September 2024	11	1,137,530	1,135,750	(1,780)
S&P/Toronto Stock Exchange 60 Index	September 2024	2	380,214	383,089	2,875
E-mini Russell 1000 Index Futures	September 2024	7	1,044,732	1,051,680	6,948
					$13,852
During the period ended June 30, 2024, the average notional value related to long futures contracts was $11,824,366.
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2024, all or a portion of this security was pledged to cover collateral requirements for futures contracts and/or TBAs.
(c)	State Street Corporation is the parent company of SSGA Funds Management, Inc., the Fund's investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund's Board of Directors. Security value is determined based on level 3 inputs.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to $6,956,442 or 0.64% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Directors.

See Notes to Schedule of Investments and Notes to Financial Statements.
90	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(h)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(i)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(j)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2024.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2024:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$440,114,256	$1,101	$0(a)	$440,115,357
Foreign Equity	291,036,004	124,552	0(a)	291,160,556
U.S. Treasuries	—	100,810,093	—	100,810,093
Agency Mortgage Backed	—	28,248,325	—	28,248,325
Agency Collateralized Mortgage Obligations	—	859,853	—	859,853
Asset Backed	—	608,479	—	608,479
Corporate Notes	—	27,714,863	—	27,714,863
Non-Agency Collateralized Mortgage Obligations	—	789,964	—	789,964
Sovereign Bonds	—	1,492,971	—	1,492,971
Municipal Bonds and Notes	—	375,628	—	375,628
Exchange Traded & Mutual Funds	150,791,719	—	—	150,791,719
Short-Term Investments	37,671,997	—	—	37,671,997
Total Investments in Securities	$919,613,976	$161,025,829	$—	$1,080,639,805
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$22,257	$—	$—	$22,257
Long Futures Contracts - Unrealized Depreciation	(8,405)	—	—	(8,405)
Total Other Financial Instruments	$13,852	$—	$—	$13,852

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2024.
The Fund was invested in the following countries/territories at June 30, 2024 (Unaudited):
Country/Territory	Percentage (based on Fair Value)
United States	72.39%
Japan	3.78%
China	2.57%
Canada	2.01%
Taiwan	1.89%
India	1.89%
United Kingdom	1.88%
France	1.56%
Germany	1.45%
Australia	1.26%
Republic of Korea	1.23%
Switzerland	1.06%
Country/Territory	Percentage (based on Fair Value)
Netherlands	0.82%
Denmark	0.65%
Sweden	0.54%
Brazil	0.50%
Spain	0.43%
Italy	0.40%
Saudi Arabia	0.39%
South Africa	0.31%
Hong Kong	0.28%
Mexico	0.27%
Singapore	0.25%
Indonesia	0.17%

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	91

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Country/Territory	Percentage (based on Fair Value)
Finland	0.17%
Thailand	0.16%
Belgium	0.15%
Malaysia	0.13%
Norway	0.12%
Supranational	0.12%
Israel	0.11%
Poland	0.11%
United Arab Emirates	0.11%
Ireland	0.08%
Chile	0.08%
Qatar	0.08%
Turkey	0.08%
Kuwait	0.07%
Philippines	0.06%
Greece	0.05%
New Zealand	0.04%
Austria	0.04%
Puerto Rico	0.03%
Peru	0.03%
Portugal	0.03%
Hungary	0.02%
Luxembourg	0.02%
Bermuda	0.02%
Macau	0.02%
Monaco	0.01%
Country/Territory	Percentage (based on Fair Value)
Czech Republic	0.01%
Jersey, Channel Islands	0.01%
Panama	0.01%
Colombia	0.01%
Cameroon	0.01%
Zambia	0.01%
Ghana	0.01%
Romania	0.01%
Bahamas	0.00%***
Uruguay	0.00%***
Jordan	0.00%***
Burkina Faso	0.00%***
Egypt	0.00%***
UAE	0.00%***
Argentina	0.00%***
Cayman Islands	0.00%***
Guernsey	0.00%***
Isle Of Man	0.00%***
Malta	0.00%***
Gibraltar	0.00%***
Russian Federation	0.00%***
100.00%

***	Less than 0.005%.

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2024 (Unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	13.95%	0.00%	13.95%
Semiconductors	3.31%	1.41%	4.72%
Diversified Banks	0.87%	3.81%	4.68%
Pharmaceuticals	1.68%	1.34%	3.02%
Technology Hardware, Storage & Peripherals	2.11%	0.70%	2.81%
Systems Software	2.67%	0.03%	2.70%
Interactive Media & Services	2.04%	0.55%	2.59%
Broadline Retail	1.18%	0.59%	1.77%
Application Software	1.29%	0.38%	1.67%
Biotechnology	1.40%	0.12%	1.52%
Integrated Oil & Gas	0.86%	0.53%	1.39%
Automobile Manufacturers	0.48%	0.79%	1.27%
Semiconductor Materials & Equipment	0.40%	0.69%	1.09%
Aerospace & Defense	0.66%	0.41%	1.07%
Healthcare Equipment	0.86%	0.17%	1.03%
Electric Utilities	0.50%	0.44%	0.94%
Regional Banks	0.82%	0.06%	0.88%
Industrial Machinery & Supplies & Components	0.49%	0.35%	0.84%
Packaged Foods & Meats	0.54%	0.29%	0.83%
Transaction & Payment Processing Services	0.75%	0.07%	0.82%
Electrical Components & Equipment	0.47%	0.28%	0.75%
Property & Casualty Insurance	0.40%	0.29%	0.69%
See Notes to Schedule of Investments and Notes to Financial Statements.
92	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Industry	Domestic	Foreign	Total
IT Consulting & Other Services	0.32%	0.36%	0.68%
Life & Health Insurance	0.15%	0.52%	0.67%
Trading Companies & Distributors	0.30%	0.36%	0.66%
Oil & Gas Exploration & Production	0.43%	0.20%	0.63%
Restaurants	0.39%	0.23%	0.62%
Apparel, Accessories & Luxury Goods	0.08%	0.54%	0.62%
Specialty Chemicals	0.28%	0.32%	0.60%
Integrated Telecommunication Services	0.21%	0.39%	0.60%
Multi-Sector Holdings	0.48%	0.10%	0.58%
Consumer Staples Merchandise Retail	0.52%	0.05%	0.57%
Asset Management & Custody Banks	0.38%	0.19%	0.57%
Industrial Conglomerates	0.12%	0.41%	0.53%
Financial Exchanges & Data	0.34%	0.19%	0.53%
Life Sciences Tools & Services	0.44%	0.10%	0.54%
Diversified Metals & Mining	0.01%	0.48%	0.49%
Managed Healthcare	0.47%	0.00%	0.47%
Household Products	0.38%	0.09%	0.47%
Movies & Entertainment	0.41%	0.06%	0.47%
Building Products	0.32%	0.16%	0.48%
Soft Drinks & Non-alcoholic Beverages	0.38%	0.09%	0.47%
Construction Machinery & Heavy Transportation Equipment	0.26%	0.20%	0.46%
Personal Care Products	0.10%	0.35%	0.45%
Investment Banking & Brokerage	0.36%	0.08%	0.44%
Hotels, Resorts & Cruise Lines	0.29%	0.12%	0.41%
Oil & Gas Refining & Marketing	0.16%	0.25%	0.41%
Research & Consulting Services	0.22%	0.18%	0.40%
Construction & Engineering	0.20%	0.20%	0.40%
Wireless Telecommunication Services	0.06%	0.33%	0.39%
Multi-Line Insurance	0.04%	0.35%	0.39%
Oil & Gas Storage & Transportation	0.19%	0.20%	0.39%
Rail Transportation	0.16%	0.22%	0.38%
Food Retail	0.08%	0.29%	0.37%
Steel	0.14%	0.23%	0.37%
Multi-Utilities	0.21%	0.15%	0.36%
Apparel Retail	0.21%	0.14%	0.35%
Electronic Components	0.12%	0.23%	0.35%
Communications Equipment	0.28%	0.06%	0.34%
Home Improvement Retail	0.31%	0.01%	0.32%
Tobacco	0.16%	0.15%	0.31%
Consumer Finance	0.23%	0.07%	0.30%
Healthcare Supplies	0.13%	0.17%	0.30%
Electronic Equipment & Instruments	0.16%	0.13%	0.29%
Healthcare Services	0.26%	0.03%	0.29%
Industrial Gases	0.17%	0.10%	0.27%
Home Building	0.23%	0.04%	0.27%
Construction Materials	0.17%	0.10%	0.27%
Human Resource & Employment Services	0.17%	0.09%	0.26%
Gold	0.04%	0.21%	0.25%
Commodity Chemicals	0.08%	0.16%	0.24%
Air Freight & Logistics	0.14%	0.10%	0.24%
Retail REITs	0.19%	0.05%	0.24%
Automotive Parts & Equipment	0.11%	0.11%	0.22%
Oil & Gas Equipment & Services	0.22%	0.01%	0.23%
Interactive Home Entertainment	0.05%	0.17%	0.22%
See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	93

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Industry	Domestic	Foreign	Total
Internet Services & Infrastructure	0.13%	0.09%	0.22%
Industrial REITs	0.13%	0.07%	0.20%
Casinos & Gaming	0.09%	0.12%	0.21%
Insurance Brokers	0.19%	0.01%	0.20%
Distillers & Vintners	0.04%	0.16%	0.20%
Electronic Manufacturing Services	0.05%	0.14%	0.19%
Healthcare Facilities	0.12%	0.07%	0.19%
Diversified Capital Markets	0.00%	0.19%	0.19%
Diversified Financial Services	0.08%	0.11%	0.19%
Environmental & Facilities Services	0.17%	0.01%	0.18%
Gas Utilities	0.08%	0.10%	0.18%
Automotive Retail	0.15%	0.02%	0.17%
Brewers	0.01%	0.15%	0.16%
Reinsurance	0.07%	0.09%	0.16%
Consumer Electronics	0.03%	0.13%	0.16%
Diversified Support Services	0.11%	0.05%	0.16%
Heavy Electrical Equipment	0.04%	0.11%	0.15%
Passenger Airlines	0.08%	0.06%	0.14%
Independent Power Producers & Energy Traders	0.03%	0.11%	0.14%
Cable & Satellite	0.14%	0.00%	0.14%
Health Care REITs	0.13%	0.00%	0.13%
Diversified Real Estate Activities	0.01%	0.12%	0.13%
Advertising	0.07%	0.06%	0.13%
Marine Transportation	0.02%	0.10%	0.12%
Other Specialty Retail	0.10%	0.02%	0.12%
Footwear	0.10%	0.02%	0.12%
Coal & Consumable Fuels	0.03%	0.09%	0.12%
Healthcare Distributors	0.11%	0.01%	0.12%
Passenger Ground Transportation	0.10%	0.02%	0.12%
Copper	0.04%	0.06%	0.10%
Multi-Family Residential REITs	0.10%	0.00%	0.10%
Fertilizers & Agricultural Chemicals	0.05%	0.06%	0.11%
Cargo Ground Transportation	0.09%	0.01%	0.10%
Data Processing & Outsourced Services	0.08%	0.02%	0.10%
Agricultural & Farm Machinery	0.08%	0.02%	0.10%
Telecom Tower REITs	0.10%	0.00%	0.10%
Real Estate Services	0.08%	0.02%	0.10%
Real Estate Operating Companies	0.01%	0.09%	0.10%
Education Services	0.07%	0.03%	0.10%
Mortgage REITs	0.09%	0.00%	0.09%
Oil & Gas Drilling	0.07%	0.02%	0.09%
Commercial & Residential Mortgage Finance	0.09%	0.00%	0.09%
Real Estate Development	0.00%	0.09%	0.09%
Office REITs	0.07%	0.02%	0.09%
Diversified REITs	0.05%	0.03%	0.08%
Paper & Plastic Packaging Products & Materials	0.06%	0.02%	0.08%
Diversified Chemicals	0.01%	0.08%	0.09%
Water Utilities	0.05%	0.03%	0.08%
Leisure Products	0.05%	0.02%	0.07%
Tires & Rubber	0.01%	0.07%	0.08%
Data Center REITs	0.08%	0.00%	0.08%
Technology Distributors	0.06%	0.01%	0.07%
Other Specialized REITs	0.07%	0.00%	0.07%
Hotel & Resort REITs	0.07%	0.00%	0.07%
See Notes to Schedule of Investments and Notes to Financial Statements.
94	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Industry	Domestic	Foreign	Total
Renewable Electricity	0.02%	0.05%	0.07%
Food Distributors	0.05%	0.01%	0.06%
Paper Products	0.01%	0.05%	0.06%
Leisure Facilities	0.03%	0.03%	0.06%
Specialized Finance	0.02%	0.04%	0.06%
Self Storage REITs	0.06%	0.00%	0.06%
Aluminum	0.02%	0.04%	0.06%
Airport Services	0.00%	0.06%	0.06%
Healthcare Technology	0.05%	0.01%	0.06%
Agricultural Products & Services	0.04%	0.01%	0.05%
Motorcycle Manufacturers	0.00%	0.05%	0.05%
Metal, Glass & Plastic Containers	0.05%	0.01%	0.06%
Household Appliances	0.02%	0.02%	0.04%
Highways & Railtracks	0.00%	0.04%	0.04%
Single-Family Residential REITs	0.04%	0.00%	0.04%
Security & Alarm Services	0.02%	0.02%	0.04%
Broadcasting	0.03%	0.01%	0.04%
Distributors	0.03%	0.01%	0.04%
Drug Retail	0.01%	0.03%	0.04%
Home Furnishing Retail	0.02%	0.01%	0.03%
Alternative Carriers	0.02%	0.01%	0.03%
Specialized Consumer Services	0.03%	0.00%	0.03%
Publishing	0.02%	0.00%	0.02%
Office Services & Supplies	0.03%	0.00%	0.03%
Timber REITs	0.02%	0.00%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Commercial Printing	0.01%	0.02%	0.03%
Home Furnishings	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Forest Products	0.00%	0.01%	0.01%
Silver	0.01%	0.01%	0.02%
Textiles	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
			81.62%
Sector	Percentage (based on Fair Value)
U.S. Treasuries	9.33%
Agency Mortgage Backed	2.61%
Corporate Notes	2.56%
Sovereign Bonds	0.14%
Agency Collateralized Mortgage Obligations	0.08%
Non-Agency Collateralized Mortgage Obligations	0.07%
Asset Backed	0.06%
Sector	Percentage (based on Fair Value)
Municipal Bonds and Notes	0.04%
14.89%
Short-Term Investments	3.49%
100.00%

***	Less than 0.005%.

See Notes to Schedule of Investments and Notes to Financial Statements.
State Street Total Return V.I.S. Fund	95

State Street Total Return V.I.S. Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/23	Value at 12/31/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/24	Value at 6/30/24	Dividend Income
SPDR Bloomberg High Yield Bond ETF	426,678	$40,419,207	$90,313,159	$38,078,914	$308,891	$(1,022,509)	975,282	$91,939,834	$2,705,469
SPDR Bloomberg International Treasury Bond ETF	1,184,244	27,450,776	14,409,396	40,748,644	1,099,456	(2,210,984)	—	—	57,032
SPDR Gold Shares	142,453	27,232,740	409,989	31,255,469	5,549,925	(1,937,185)	—	—	—
SPDR Portfolio Aggregate Bond ETF	2,899,192	74,335,283	94,814,665	140,958,338	2,696,298	(3,959,639)	1,073,267	26,928,269	323,017
SPDR Portfolio Long Term Treasury ETF	713,771	20,713,634	32,466,881	21,076,296	523,445	(704,048)	1,172,800	31,923,616	—
State Street Corp.	3,361	260,343	15,316	109,804	(3,093)	(10,248)	2,061	152,514	2,043
State Street Institutional U.S. Government Money Market Fund - Class G Shares	30,259,029	30,259,029	318,647,956	311,234,988	—	—	37,671,997	37,671,997	1,937,882
TOTAL		$220,671,012	$551,077,362	$583,462,453	$10,174,922	$(9,844,613)		$188,616,230	$5,025,443
See Notes to Schedule of Investments and Notes to Financial Statements.
96	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	Class 1
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						7/1/85
Net asset value, beginning of period	$14.76	$13.06	$16.06	$16.63	$15.91	$14.06
Income/(loss) from investment operations:
Net investment income(b)	0.17	0.30	0.29	0.40	0.27	0.34
Net realized and unrealized gains/(losses) on investments	0.79	1.73	(2.94)	1.84	0.75	1.88
Total income/(loss) from investment operations	0.96	2.03	(2.65)	2.24	1.02	2.22
Contribution from advisor	—	—	—	0.00(c)	—	—
Contribution from affiliate	—	—	—	0.00(c)	—	—
Less distributions from:
Net investment income	—	(0.33)	(0.13)	(0.39)	(0.30)	(0.37)
Net realized gains	—	—	(0.22)	(2.42)	—	—
Total distributions	—	(0.33)	(0.35)	(2.81)	(0.30)	(0.37)
Net asset value, end of period	$15.72	$14.76	$13.06	$16.06	$16.63	$15.91
Total Return(d)	6.51%	15.48%	(16.51)%	13.45%(e)	6.44%	15.81%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$622,609	$614,415	$588,132	$768,504	$743,820	$764,667
Ratios to average net assets:
Gross expenses	0.59%(f)	0.59%	0.64%	0.62%	0.60%	0.61%
Net investment income	2.29%(f)	2.12%	2.02%	2.22%	1.77%	2.24%
Portfolio turnover rate	35%(g)	72%(g)	109%(g)	118%(g)	92%(g)	81%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the period ended 6/30/2024 and fiscal years ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 37%, 76%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	97

State Street Total Return V.I.S. Fund
Financial Highlights, continued
Selected data based on a share outstanding throughout the periods indicated
	Class 3
	6/30/24(a)	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date						5/1/06
Net asset value, beginning of period	$14.75	$13.05	$16.00	$16.57	$15.86	$14.01
Income/(loss) from investment operations:
Net investment income(b)	0.15	0.26	0.25	0.35	0.23	0.30
Net realized and unrealized gains/(losses) on investments	0.78	1.73	(2.92)	1.84	0.74	1.88
Total income/(loss) from investment operations	0.93	1.99	(2.67)	2.19	0.97	2.18
Contribution from advisor	—	—	—	0.00(c)	—	—
Contribution from affiliate	—	—	—	0.00(c)	—	—
Less distributions from:
Net investment income	—	(0.29)	(0.06)	(0.34)	(0.26)	(0.33)
Net realized gains	—	—	(0.22)	(2.42)	—	—
Total distributions	—	(0.29)	(0.28)	(2.76)	(0.26)	(0.33)
Net asset value, end of period	$15.68	$14.75	$13.05	$16.00	$16.57	$15.86
Total Return(d)	6.31%	15.21%	(16.72)%	13.20%(e)	6.14%	15.57%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$459,978	$750,510	$748,657	$1,035,137	$1,063,931	$1,156,437
Ratios to average net assets:
Gross expenses	0.84%(f)	0.84%	0.89%	0.87%	0.85%	0.86%
Net investment income	1.95%(f)	1.87%	1.77%	1.95%	1.52%	1.99%
Portfolio turnover rate	35%(g)	72%(g)	109%(g)	118%(g)	92%(g)	81%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(e)	The contribution from an Affiliate and the Adviser had no impact on total return.
(f)	Annualized for periods less than one year.
(g)	The portfolio turnover calculated for the period ended 6/30/2024 and fiscal years ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 37%, 76%, 127%, 144% and 103%, respectively.
The accompanying Notes are an integral part of these financial statements.
98	Financial Highlights

State Street Total Return V.I.S. Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Assets
Investments in unaffiliated securities, at fair value (cost $807,115,881)	$892,023,575
Investments in affiliated securities, at fair value (cost $188,750,911)	188,616,230
Cash	10,722
Net cash collateral on deposit with broker for future contracts	354,888
Foreign currency (cost $1,980,650)	2,228,625
Receivable for investments sold	12,786,271
Income receivables	2,899,799
Income receivable from affiliated investments	257,446
Receivable for accumulated variation margin on futures contracts	14,094
Total assets	1,099,191,650
Liabilities
Payable for investments purchased	14,437,288
Payable for fund shares redeemed	279,345
Payable to the Adviser	311,222
Payable for custody, fund accounting and sub-administration fees	135,831
Accrued other expenses	135,439
Distribution and service fees	684,438
Accrued foreign capital gains tax	621,887
Total liabilities	16,605,450

Net Assets	$1,082,586,200
Net Assets Consist of:
Capital paid in	$1,010,037,383
Total distributable earnings (loss)	72,548,817
Net Assets	$1,082,586,200

Class 1:
Net Assets	$622,608,685
Shares outstanding ($0.01 par value, unlimited shares authorized)	39,615,746
Net asset value, offering and redemption price per share	$15.72

Class 3:
Net Assets	$459,977,515
Shares outstanding ($0.01 par value, unlimited shares authorized)	29,327,125
Net asset value per share	$15.68
The accompanying Notes are an integral part of these financial statements.
Statement of Assets and Liabilities	99

State Street Total Return V.I.S. Fund
Statement of Operations — For the period ended June 30, 2024 (Unaudited)
Investment Income
Income
Dividend	$9,258,234
Interest	4,152,109
Income from affiliated investments	5,025,443
Less: Foreign taxes withheld	(576,157)
Total income	17,859,629
Expenses
Advisory and administration fees	2,208,196
Distribution and service fees
Class 1	614,493
Class 3	1,456,500
Directors' fees	15,071
Custody, fund accounting and sub-administration fees	170,571
Professional fees	30,352
Registration fees	437
Other expenses	28,559
Total expenses	4,524,179
Net investment income (loss)	$13,335,450
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$69,859,632(a)
Affiliated investments	10,174,922
Futures	908,276
Foreign currency transactions	(114,479)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	(11,433,371)(b)
Affiliated investments	(9,844,613)
Futures	(511,542)
Foreign currency translations	(19,786)
Net realized and unrealized gain (loss) on investments	59,019,039
Net Increase (Decrease) in Net Assets Resulting from Operations	$72,354,489
(a)	Includes $(192,893) of net realized gains from foreign capital tax gain.
(b)	Includes change in deferred foreign capital gains tax amounted to $(160,381).
The accompanying Notes are an integral part of these financial statements.
100	Statement of Operations

State Street Total Return V.I.S. Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2024(a)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,335,450	$26,567,297
Net realized gain (loss) on investments, futures and foreign currency transactions	80,828,351	(22,347,739)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency translations	(21,809,312)	187,563,300
Net increase (decrease) from operations	72,354,489	191,782,858
Distributions to shareholders:
Total distributions
Class 1	—	(13,520,779)
Class 3	—	(14,685,388)
Total distributions	—	(28,206,167)
Increase (decrease) in assets from operations and distributions	72,354,489	163,576,691
Share transactions:
Proceeds from sale of shares
Class 1	166,232	2,733,621
Class 3	4,480,694	12,013,475
Value of distributions reinvested
Class 1	—	13,520,779
Class 3	—	14,685,388
Cost of shares redeemed
Class 1	(30,811,018)	(62,632,529)
Class 3	(328,529,378)	(115,760,740)
Net increase (decrease) from share transactions	(354,693,470)	(135,440,006)
Total increase (decrease) in net assets	(282,338,981)	28,136,685
Net Assets
Beginning of period	1,364,925,181	1,336,788,496
End of period	$1,082,586,200	$1,364,925,181
Changes in Fund Shares
Class 1
Shares sold	10,790	198,196
Issued for distributions reinvested	—	918,531
Shares redeemed	(2,025,015)	(4,504,249)
Net increase (decrease) in fund shares	(2,014,225)	(3,387,522)
Class 3
Shares sold	297,833	868,314
Issued for distributions reinvested	—	998,327
Shares redeemed	(21,866,640)	(8,325,107)
Net increase (decrease) in fund shares	(21,568,807)	(6,458,466)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	101

State Street Total Return V.I.S. Fund
Notes to Financial Statements — June 30, 2024 (Unaudited)
1.Organization of the Company
State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act, except for the State Street Premier Growth Equity V.I.S. Fund, which is a non-diversified investment company.
Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.
The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company's Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
102	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Notes to Financial Statements	103

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2024 is disclosed in the Fund’s Schedule of Investments.
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.
Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.
Distributions The Fund declares and pays any dividends from net investment income annually.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period ended June 30, 2024, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased
104	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
4.Derivative Financial Instruments
Futures Contracts The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2024, the Fund entered into futures contracts for cash equitization.
Notes to Financial Statements	105

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2024 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$14,094	$—	$14,094

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$908,276	$—	$908,276

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	(511,542)	$—	$(511,542)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.
Investor Service Plan — Class 1 and Class 3 Shares The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.
Distribution and Shareholder Service (12b-1) Fees The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund, for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such
106	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.
Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2024 are disclosed in the Schedule of Investments.
6.Directors' Fees
The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2024 were as follows:
U.S. Government Securities
Purchases	Sales
$20,974,625	$64,220,276
Non-U.S. Government Securities
Purchases	Sales
$390,940,351	$697,254,622
8.Income Taxes
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2023, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Notes to Financial Statements	107

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
As of June 30, 2024, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,045,297,143	$138,239,809	$102,883,295	$35,356,514
9.Line of Credit
The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2024.
10.Risks
Concentration Risk As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
108	Notes to Financial Statements

State Street Total Return V.I.S. Fund
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	109

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract — June 30, 2024 (Unaudited)
Director Considerations in Approving Continuation of the Investment Advisory Agreement1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 3, 2024 and May 8-9, 2024, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to the State Street Total Return V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.  The Independent Directors were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 3, 2024 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 8-9, 2024 meeting. The Independent Directors considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2023, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_________________________________________
1The Independent Directors have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.
110

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of SSGA FM and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Responses to a request for information reviewed prior to the April 3, 2024 and May 8-9, 2024 meetings by Independent Counsel, requesting specific information from each of:
111

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
○	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2023; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2023;
○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street, and the Distributor with respect to the Fund, providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 8-9, 2024; and
•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 8-9, 2024, the Board, including a majority of the Independent Directors, voted to approve the continuation of the Advisory Agreement effective June 1, 2024, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
112

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2023. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and was below the median of its Performance Group for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 3-year periods and was below the median of its Performance Universe for the 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund.  As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Total Return V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.
113

State Street Total Return V.I.S. Fund
Statement Regarding Basis for Approval of Investment Advisory Contract, continued — June 30, 2024 (Unaudited)
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered.  Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
114

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	August 29, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	August 29, 2024